Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.6%

REPURCHASE AGREEMENTS(a) - 29.6%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $25,027,166
(Cost $25,024,059)	25,024,059	25,024,059

U.S. TREASURY OBLIGATIONS(b) - 59.0%
U.S. Treasury Bills
4.25%, 3/30/2023(c) (Cost $49,831,236)	50,000,000	49,824,490

TOTAL SHORT-TERM INVESTMENTS (Cost $74,855,295)		74,848,549
Total Investments - 88.6% (Cost $74,855,295)		74,848,549
Other assets less liabilities - 11.4%		9,629,530
Net Assets - 100.0%		84,478,079

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $599,880.
(c)	The rate shown was the current yield as of February 28, 2023.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	20	6/21/2023	USD	$2,233,438	$5,276

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(25,088,024)	11/6/2023	Bank of America NA	(4.08)%	ICE U.S. Treasury 7-10 Year Bond Index	(2,596,452)
(30,568,676)	3/20/2023	Citibank NA	(4.10)%	ICE U.S. Treasury 7-10 Year Bond Index	1,808,381
(27,099,985)	1/16/2024	Goldman Sachs International	(4.35)%	ICE U.S. Treasury 7-10 Year Bond Index	409,215
(82,756,685)					(378,856)
				Total Unrealized Appreciation	2,217,596
				Total Unrealized Depreciation	(2,596,452)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 112.0%

REPURCHASE AGREEMENTS(a) - 13.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $43,191,475
(Cost $43,186,116)	43,186,116	43,186,116

U.S. TREASURY OBLIGATIONS(b) - 98.8%
U.S. Treasury Bills
4.25%, 3/16/2023(c)	75,000,000	74,859,922
4.40%, 3/21/2023(c)	50,000,000	49,875,410
4.25%, 3/30/2023(c)	50,000,000	49,824,489
4.15%, 4/6/2023(c)	50,000,000	49,779,300
4.44%, 5/18/2023(c)	100,000,000	98,990,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $323,435,261)		323,329,996

TOTAL SHORT-TERM INVESTMENTS (Cost $366,621,377)		366,516,112
Total Investments - 112.0% (Cost $366,621,377)		366,516,112
Liabilities in excess of other assets - (12.0%)		(39,192,648)
Net Assets - 100.0%		327,323,464

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $56,496,597.
(c)	The rate shown was the current yield as of February 28, 2023.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Long Bond Futures Contracts	41	6/21/2023	USD	$5,144,219	$33,235

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(73,343,051)	11/6/2023	Bank of America NA	(4.27)%	ICE U.S. Treasury 20+ Year Bond Index	(16,176,370)
(66,589,674)	11/6/2023	Citibank NA	(4.12)%	ICE U.S. Treasury 20+ Year Bond Index	(13,720,164)
(73,750,758)	1/16/2024	Goldman Sachs International	(4.15)%	ICE U.S. Treasury 20+ Year Bond Index	(2,924,791)
(44,235,420)	12/7/2023	Morgan Stanley & Co. International plc	(4.40)%	ICE U.S. Treasury 20+ Year Bond Index	(920,682)
(66,579,189)	11/6/2023	Societe Generale	(4.29)%	ICE U.S. Treasury 20+ Year Bond Index	(9,313,665)
(324,498,092)					(43,055,672)
				Total Unrealized Depreciation	(43,055,672)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.5%

REPURCHASE AGREEMENTS(a) - 20.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $56,838,319
(Cost $56,831,264)	56,831,264	56,831,264

U.S. TREASURY OBLIGATIONS(b) - 72.7%
U.S. Treasury Bills
4.07%, 3/7/2023(c)	25,000,000	24,981,624
4.14%, 3/9/2023(c)	25,000,000	24,975,090
4.15%, 4/6/2023(c)	25,000,000	24,889,650
4.34%, 5/18/2023(c)	25,000,000	24,747,719
4.75%, 5/25/2023(c)	75,000,000	74,180,105
4.58%, 6/15/2023(c)	25,000,000	24,655,481
TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,466,605)		198,429,669

TOTAL SHORT-TERM INVESTMENTS (Cost $255,297,869)		255,260,933
Total Investments - 93.5% (Cost $255,297,869)		255,260,933
Other assets less liabilities - 6.5%		17,753,946
Net Assets - 100.0%		273,014,879

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,431,344.
(c)	The rate shown was the current yield as of February 28, 2023.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	116	3/17/2023	USD	$18,955,560	$709,868

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(36,183,624)	5/8/2023	Bank of America NA	(4.77)%	Dow Jones Industrial AverageSM	1,329,704
(35,563,146)	11/6/2023	Barclays Capital	(4.77)%	Dow Jones Industrial AverageSM	(5,121,879)
(94,671,773)	5/8/2023	BNP Paribas SA	(4.87)%	Dow Jones Industrial AverageSM	6,091,590
(16,850,857)	4/10/2023	Citibank NA	(5.05)%	Dow Jones Industrial AverageSM	(3,850,236)
(14,303,635)	3/7/2023	Goldman Sachs International	(4.92)%	Dow Jones Industrial AverageSM	738,336
(24,133,302)	3/7/2023	Societe Generale	(4.67)%	Dow Jones Industrial AverageSM	(280,763)
(32,261,619)	3/7/2023	UBS AG	(4.42)%	Dow Jones Industrial AverageSM	6,861,045
(253,967,956)					5,767,797
				Total Unrealized Appreciation	15,020,675
				Total Unrealized Depreciation	(9,252,878)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Short Financials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.3%

REPURCHASE AGREEMENTS(a) - 87.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $23,685,365
(Cost $23,682,428)	23,682,428	23,682,428

Total Investments - 87.3% (Cost $23,682,428)		23,682,428
Other assets less liabilities - 12.7%		3,445,944
Net Assets - 100.0%		27,128,372

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,147,851)	5/8/2023	Bank of America NA	(4.47)%	Dow Jones U.S. FinancialsSM Index[c]	53,959
(5,104,080)	5/8/2023	BNP Paribas SA	(4.77)%	Dow Jones U.S. FinancialsSM Index[c]	637,896
(4,187,614)	3/7/2023	Goldman Sachs International	(4.67)%	Dow Jones U.S. FinancialsSM Index[c]	(631,968)
(1,532,736)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. FinancialsSM Index[c]	(23,966)
(9,544,251)	3/7/2023	Societe Generale	(4.67)%	Dow Jones U.S. FinancialsSM Index[c]	(1,731,835)
(5,594,072)	3/7/2023	UBS AG	(4.67)%	Dow Jones U.S. FinancialsSM Index[c]	20,528
(27,110,604)					(1,675,386)
				Total Unrealized Appreciation	712,383
				Total Unrealized Depreciation	(2,387,769)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 65.3%

REPURCHASE AGREEMENTS(a) - 65.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $5,129,628
(Cost $5,128,991)	5,128,991	5,128,991

Total Investments - 65.3% (Cost $5,128,991)		5,128,991
Other assets less liabilities - 34.7%		2,728,686
Net Assets - 100.0%		7,857,677

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,622,604)	4/10/2023	Bank of America NA	(3.07)%	iShares® China Large-Cap ETF	(617,060)
(925,643)	4/10/2023	Citibank NA	(1.82)%	iShares® China Large-Cap ETF	(78,248)
(2,745,810)	3/7/2023	Goldman Sachs International	(4.07)%	iShares® China Large-Cap ETF	(393,245)
(854,862)	3/7/2023	Societe Generale	(2.92)%	iShares® China Large-Cap ETF	909,017
(1,685,927)	4/10/2023	UBS AG	(2.82)%	iShares® China Large-Cap ETF	(4,781)
(7,834,846)					(184,317)
				Total Unrealized Appreciation	909,017
				Total Unrealized Depreciation	(1,093,334)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.9%

REPURCHASE AGREEMENTS(a) - 10.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $30,817,172
(Cost $30,813,347)	30,813,347	30,813,347

U.S. TREASURY OBLIGATIONS - 78.1%
U.S. Treasury Bills
3.84%, 3/23/2023(b)	125,000,000	124,669,714
4.15%, 4/6/2023(b)	50,000,000	49,779,300
4.34%, 5/18/2023(b)	50,000,000	49,495,437
TOTAL U.S. TREASURY OBLIGATIONS (Cost $224,047,397)		223,944,451

TOTAL SHORT-TERM INVESTMENTS (Cost $254,860,744)		254,757,798
Total Investments - 88.9% (Cost $254,860,744)		254,757,798
Other assets less liabilities - 11.1%		31,664,834
Net Assets - 100.0%		286,422,632

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2023.

Short High Yield

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreementsa

Short High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(7,089,088)	3/7/2024	BNP Paribas SA	(1.57)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,981,616)
(264,466,785)	4/10/2023	Citibank NA	(1.82)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,823,497)
(8,647,748)	3/7/2023	Goldman Sachs International	(0.32)%	iShares® iBoxx $ High Yield Corporate Bond ETF	2,822,448
(5,702,568)	3/6/2024	UBS AG	(1.57)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(341,463)
(285,906,189)					(1,324,128)
				Total Unrealized Appreciation	2,822,448
				Total Unrealized Depreciation	(4,146,576)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.2%

REPURCHASE AGREEMENTS(a) - 91.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $11,034,019
(Cost $11,032,651)	11,032,651	11,032,651

Total Investments - 91.2% (Cost $11,032,651)		11,032,651
Other assets less liabilities - 8.8%		1,064,161
Net Assets - 100.0%		12,096,812

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	3/17/2023	USD	$520,640	$(39,206)

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,607,365)	5/8/2023	Bank of America NA	(4.67)%	S&P MidCap 400®	(162,261)
(3,035,180)	5/8/2023	BNP Paribas SA	(4.72)%	S&P MidCap 400®	(12,047)
(1,409,655)	4/10/2023	Citibank NA	(4.77)%	S&P MidCap 400®	175,642
(1,316,025)	3/6/2024	Morgan Stanley & Co. International plc	(4.37)%	S&P MidCap 400®	(78,611)
(2,205,513)	3/7/2023	Societe Generale	(4.30)%	S&P MidCap 400®	(38,667)
(11,573,738)					(115,944)
				Total Unrealized Appreciation	175,642
				Total Unrealized Depreciation	(291,586)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.4%

REPURCHASE AGREEMENTS(a) - 92.4%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $68,309,094
(Cost $68,300,618)	68,300,618	68,300,618

Total Investments - 92.4% (Cost $68,300,618)		68,300,618
Other assets less liabilities - 7.6%		5,608,116
Net Assets - 100.0%		73,908,734

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
(18,406,235)	4/10/2023	Citibank NA	(4.17)%	iShares® MSCI EAFE ETF	(5,625,476)
(20,271,454)	3/7/2023	Goldman Sachs International	(4.62)%	iShares® MSCI EAFE ETF	(3,952,047)
(14,459,098)	3/7/2023	Societe Generale	(3.77)%	iShares® MSCI EAFE ETF	(3,470,638)
(20,739,420)	3/7/2023	UBS AG	(4.17)%	iShares® MSCI EAFE ETF	(1,892,250)
(73,876,207)					(14,940,411)
				Total Unrealized Depreciation	(14,940,411)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.7%

REPURCHASE AGREEMENTS(a) - 77.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $26,026,943
(Cost $26,023,712)	26,023,712	26,023,712

Total Investments - 77.7% (Cost $26,023,712)		26,023,712
Other assets less liabilities - 22.3%		7,472,053
Net Assets - 100.0%		33,495,765

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(6,669,834)	5/8/2023	Bank of America NA	(3.77)%	iShares® MSCI Emerging Markets ETF	777,678
(4,897,478)	4/10/2023	Citibank NA	(4.02)%	iShares® MSCI Emerging Markets ETF	1,313,539
(5,258,926)	4/10/2024	Goldman Sachs International	(4.07)%	iShares® MSCI Emerging Markets ETF	298,604
(452,537)	4/10/2023	Morgan Stanley & Co. International plc	(4.02)%	iShares® MSCI Emerging Markets ETF	141,126
(9,186,404)	3/7/2023	Societe Generale	(2.87)%	iShares® MSCI Emerging Markets ETF	(1,029,830)
(6,986,706)	4/10/2024	UBS AG	(3.47)%	iShares® MSCI Emerging Markets ETF	(1,195,199)
(33,451,885)					305,918
				Total Unrealized Appreciation	2,530,947
				Total Unrealized Depreciation	(2,225,029)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.5%

REPURCHASE AGREEMENTS(a) - 16.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $273,122,052
(Cost $273,088,154)	273,088,154	273,088,154

U.S. TREASURY OBLIGATIONS(b) - 82.6%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	75,000,000	74,990,899
4.07%, 3/7/2023(c)	50,000,000	49,963,248
4.14%, 3/9/2023(c)	50,000,000	49,950,180
3.68%, 3/16/2023(c)	100,000,000	99,813,229
4.40%, 3/21/2023(c)	50,000,000	49,875,410
3.84%, 3/23/2023(c)	100,000,000	99,735,771
4.25%, 3/30/2023(c)	50,000,000	49,824,490
4.15%, 4/6/2023(c)	75,000,000	74,668,950
4.56%, 4/13/2023(c)	75,000,000	74,600,346
4.54%, 4/20/2023(c)	75,000,000	74,522,500
4.61%, 5/2/2023(c)	75,000,000	74,398,826
4.42%, 5/18/2023(c)	125,000,000	123,738,594
4.61%, 5/25/2023(c)	50,000,000	49,453,403
4.82%, 6/13/2023(c)	25,000,000	24,656,583
4.58%, 6/15/2023(c)	75,000,000	73,966,444
4.72%, 6/22/2023(c)	50,000,000	49,262,754
4.90%, 6/27/2023(c)	50,000,000	49,210,466
4.72%, 7/20/2023(c)	75,000,000	73,605,716
4.88%, 8/3/2023(c)	50,000,000	48,973,986
4.84%, 8/10/2023(c)	50,000,000	48,919,156
4.68%, 9/7/2023(c)	25,000,000	24,385,930
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,338,861,807)		1,338,516,881

TOTAL SHORT-TERM INVESTMENTS (Cost $1,611,949,961)		1,611,605,035
Total Investments - 99.5% (Cost $1,611,949,961)		1,611,605,035
Other assets less liabilities - 0.5%		7,453,137
Net Assets - 100.0%		1,619,058,172

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $160,168,796.
(c)	The rate shown was the current yield as of February 28, 2023.

Short QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	154	3/17/2023	USD	$37,182,530	$437,845

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(99,528,122)	5/8/2023	Bank of America NA	(4.87)%	NASDAQ-100 Index®	17,777,307
(170,191,282)	11/6/2023	Barclays Capital	(4.77)%	NASDAQ-100 Index®	(33,378,946)
(197,129,504)	11/6/2023	BNP Paribas SA	(4.92)%	NASDAQ-100 Index®	(14,527,129)
(198,851,528)	11/6/2023	Citibank NA	(5.05)%	NASDAQ-100 Index®	(24,411,864)
(57,296,407)	3/7/2023	Goldman Sachs International	(4.92)%	NASDAQ-100 Index®	32,506,962
(275,499,621)	5/8/2023	J.P. Morgan Securities	(4.72)%	NASDAQ-100 Index®	22,084,803
(92,904,956)	3/6/2024	Morgan Stanley & Co. International plc	(4.37)%	NASDAQ-100 Index®	(13,007,662)
(282,002,366)	3/7/2023	Societe Generale	(5.12)%	NASDAQ-100 Index®	(13,242,150)
(208,457,864)	3/7/2023	UBS AG	(4.72)%	NASDAQ-100 Index®	25,961,343
(1,581,861,650)					(237,336)
				Total Unrealized Appreciation	98,330,415
				Total Unrealized Depreciation	(98,567,751)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Short Real Estate

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.9%

REPURCHASE AGREEMENTS(a) - 86.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $34,336,240
(Cost $34,331,978)	34,331,978	34,331,978

Total Investments - 86.9% (Cost $34,331,978)		34,331,978
Other assets less liabilities - 13.1%		5,161,717
Net Assets - 100.0%		39,493,695

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(15,171,223)	5/8/2023	Bank of America NA	(4.92)%	Dow Jones U.S. Real EstateSM Index	(280,978)
(10,283,988)	5/8/2023	BNP Paribas SA	(4.77)%	Dow Jones U.S. Real EstateSM Index	798,710
(2,430,263)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. Real EstateSM Index	(53,133)
(3,225,136)	3/7/2023	Societe Generale	(4.62)%	Dow Jones U.S. Real EstateSM Index	845,845
(8,288,183)	3/7/2023	UBS AG	(4.32)%	Dow Jones U.S. Real EstateSM Index	(2,475,189)
(39,398,793)					(1,164,745)
				Total Unrealized Appreciation	1,644,555
				Total Unrealized Depreciation	(2,809,300)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.0%

REPURCHASE AGREEMENTS(a) - 22.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $101,381,324
(Cost $101,368,743)	101,368,743	101,368,743

U.S. TREASURY OBLIGATIONS(b) - 72.3%
U.S. Treasury Bills
3.84%, 3/23/2023(c)	175,000,000	174,537,600
4.15%, 4/6/2023(c)	75,000,000	74,668,950
4.34%, 5/18/2023(c)	75,000,000	74,243,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $323,599,894)		323,449,706

TOTAL SHORT-TERM INVESTMENTS (Cost $424,968,637)		424,818,449
Total Investments - 95.0% (Cost $424,968,637)		424,818,449
Other assets less liabilities - 5.0%		22,592,767
Net Assets - 100.0%		447,411,216

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $49,178,800.

(c)	The rate shown was the current yield as of February 28, 2023.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	190	3/17/2023	USD	$18,041,450	$226,565

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(54,289,957)	3/6/2024	Bank of America NA	(3.92)%	Russell 2000® Index	(6,813,097)
(22,959,270)	11/6/2023	Barclays Capital	(4.67)%	Russell 2000® Index	(2,873,281)
(33,903,005)	5/8/2023	BNP Paribas SA	(4.42)%	Russell 2000® Index	6,941,463
(159,521,683)	4/10/2023	Citibank NA	(4.38)%	Russell 2000® Index	(7,310,036)
(46,044,561)	3/7/2023	Goldman Sachs International	(4.57)%	Russell 2000® Index	23,126,525
(18,131,430)	3/6/2024	Morgan Stanley & Co. International plc	(4.27)%	Russell 2000® Index	(848,537)
(29,042,917)	3/7/2023	Societe Generale	(4.22)%	Russell 2000® Index	(7,907,752)
(65,468,276)	3/7/2023	UBS AG	(4.07)%	Russell 2000® Index	(944,243)
(429,361,099)					3,371,042
				Total Unrealized Appreciation	30,067,988
				Total Unrealized Depreciation	(26,696,946)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Short S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.8%

REPURCHASE AGREEMENTS(a) - 12.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $335,738,919
(Cost $335,697,248)	335,697,248	335,697,248

U.S. TREASURY OBLIGATIONS(b) - 87.1%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	50,000,000	49,993,933
4.07%, 3/7/2023(c)	175,000,000	174,871,368
4.14%, 3/9/2023(c)	150,000,000	149,850,541
3.68%, 3/16/2023(c)	200,000,000	199,626,458
3.84%, 3/23/2023(c)	100,000,000	99,735,771
4.50%, 3/28/2023(c)	100,000,000	99,661,550
4.56%, 4/13/2023(c)	75,000,000	74,600,346
4.52%, 4/18/2023(c)	50,000,000	49,693,417
4.54%, 4/20/2023(c)	250,000,000	248,408,332
4.61%, 5/2/2023(c)	75,000,000	74,398,826
4.58%, 5/11/2023(c)	150,000,000	148,623,636
4.64%, 5/25/2023(c)	200,000,000	197,813,612
4.82%, 6/13/2023(c)	50,000,000	49,313,167
4.63%, 6/15/2023(c)	175,000,000	172,588,370
4.84%, 6/20/2023(c)	50,000,000	49,264,625
4.72%, 6/22/2023(c)	50,000,000	49,262,754
4.90%, 6/27/2023(c)	50,000,000	49,210,466
4.72%, 7/13/2023(c)	50,000,000	49,116,903
4.72%, 7/20/2023(c)	100,000,000	98,140,954
4.88%, 8/3/2023(c)	75,000,000	73,460,979
4.84%, 8/10/2023(c)	50,000,000	48,919,156
5.03%, 8/24/2023(c)	50,000,000	48,805,685
4.68%, 9/7/2023(c)	50,000,000	48,771,861
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,304,550,482)		2,304,132,710

TOTAL SHORT-TERM INVESTMENTS (Cost $2,640,247,730)		2,639,829,958
Total Investments - 99.8% (Cost $2,640,247,730)		2,639,829,958
Other assets less liabilities - 0.2%		5,056,451
Net Assets - 100.0%		2,644,886,409

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $235,606,801.

(c)	The rate shown was the current yield as of February 28, 2023.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	651	3/17/2023	USD	$129,402,525	$2,193,798

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(274,523,962)	11/6/2023	Bank of America NA	(4.62)%	S&P 500®	(44,886,216)
(416,881,631)	5/8/2023	BNP Paribas SA	(4.87)%	S&P 500®	16,138,456
(304,069,818)	4/10/2023	Citibank NA	(5.05)%	S&P 500®	13,245,983
(431,074,917)	3/7/2023	Goldman Sachs International	(4.92)%	S&P 500®	33,862,580
(354,522,485)	5/8/2023	J.P. Morgan Securities	(4.72)%	S&P 500®	3,159,681
(173,523,346)	3/6/2024	Morgan Stanley & Co. International plc	(4.37)%	S&P 500®	(5,191,483)
(353,347,320)	3/7/2023	Societe Generale	(4.77)%	S&P 500®	22,778,678
(207,550,342)	3/7/2023	UBS AG	(4.72)%	S&P 500®	(3,771,563)
(2,515,493,821)					35,336,116
				Total Unrealized Appreciation	89,185,378
				Total Unrealized Depreciation	(53,849,262)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.3%

REPURCHASE AGREEMENTS(a) - 90.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $12,007,574
(Cost $12,006,083)	12,006,083	12,006,083

Total Investments - 90.3% (Cost $12,006,083)		12,006,083
Other assets less liabilities - 9.7%		1,290,236
Net Assets - 100.0%		13,296,319

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,389,777)	3/6/2024	Bank of America NA	(4.57)%	S&P SmallCap 600®	(48,630)
(3,706,466)	4/10/2023	Citibank NA	(4.72)%	S&P SmallCap 600®	135,575
(2,845,746)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	S&P SmallCap 600®	(196,150)
(2,363,543)	3/7/2023	Societe Generale	(4.22)%	S&P SmallCap 600®	(71,065)
(1,990,023)	3/6/2024	UBS AG	(4.42)%	S&P SmallCap 600®	(102,866)
(13,295,555)					(283,136)
				Total Unrealized Appreciation	135,575
				Total Unrealized Depreciation	(418,711)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.4%

REPURCHASE AGREEMENTS(a) - 97.4%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $9,325,044
(Cost $9,323,885)	9,323,885	9,323,885

Total Investments - 97.4% (Cost $9,323,885)		9,323,885
Other assets less liabilities - 2.6%		246,502
Net Assets - 100.0%		9,570,387

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	2	6/21/2023	USD	$223,344	$(597)

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
6,521,085	11/6/2023	Bank of America NA	4.08%	ICE U.S. Treasury 7-10 Year Bond Index	16,079
4,862,481	11/6/2023	Citibank NA	4.42%	ICE U.S. Treasury 7-10 Year Bond Index	(957,387)
7,571,389	11/6/2023	Goldman Sachs International	4.35%	ICE U.S. Treasury 7-10 Year Bond Index	(2,766,260)
18,954,955					(3,707,568)
				Total Unrealized Appreciation	16,079
				Total Unrealized Depreciation	(3,723,647)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.7%

REPURCHASE AGREEMENTS(a) - 92.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $41,577,839
(Cost $41,572,675)	41,572,675	41,572,675

Total Investments - 92.7% (Cost $41,572,675)		41,572,675
Other assets less liabilities - 7.3%		3,260,863
Net Assets - 100.0%		44,833,538

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	12	6/21/2023	USD	$1,505,625	$(10,898)

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
17,353,067	2/20/2024	Bank of America NA	4.27%	ICE U.S. Treasury 20+ Year Bond Index	1,321,864
19,229,884	3/20/2023	Citibank NA	4.49%	ICE U.S. Treasury 20+ Year Bond Index	528,865
21,368,022	1/16/2024	Goldman Sachs International	4.15%	ICE U.S. Treasury 20+ Year Bond Index	(1,896,152)
30,379,613	2/20/2024	Societe Generale	4.71%	ICE U.S. Treasury 20+ Year Bond Index	293,689
88,330,586					248,266
				Total Unrealized Appreciation	2,144,418
				Total Unrealized Depreciation	(1,896,152)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.4%

Chemicals - 58.7%
Air Products and Chemicals, Inc.	10,193	2,914,994
Albemarle Corp.	5,384	1,369,205
Ashland, Inc.	2,288	232,873
Axalta Coating Systems Ltd.*	10,139	302,142
Celanese Corp.	4,585	532,915
CF Industries Holdings, Inc.	9,016	774,384
Chemours Co. (The)	6,936	237,072
Corteva, Inc.	32,836	2,045,354
Dow, Inc.	32,344	1,850,077
DuPont de Nemours, Inc.	22,831	1,667,348
Eastman Chemical Co.	5,514	469,793
Ecolab, Inc.	11,389	1,815,065
Element Solutions, Inc.	10,347	212,527
FMC Corp.	5,790	747,779
Ginkgo Bioworks Holdings, Inc.*(b)	40,833	60,025
Huntsman Corp.	8,298	243,463
International Flavors & Fragrances, Inc.	11,718	1,092,118
Linde plc	22,721	7,915,315
LyondellBasell Industries NV, Class A	11,672	1,120,395
Mosaic Co. (The)	15,647	832,264
NewMarket Corp.	313	107,515
Olin Corp.	5,854	338,068
PPG Industries, Inc.	10,802	1,426,512
RPM International, Inc.	5,934	525,930
Scotts Miracle-Gro Co. (The)	1,858	153,285
Valvoline, Inc.	8,134	286,317
Westlake Corp.	1,583	188,599
		29,461,334
Metals & Mining - 19.7%
Alcoa Corp.	8,131	397,931
Cleveland-Cliffs, Inc.*	23,682	505,137
Commercial Metals Co.	5,393	279,088
Freeport-McMoRan, Inc.	65,690	2,691,319
MP Materials Corp.*	4,243	148,505
Newmont Corp.	36,479	1,590,849
Nucor Corp.	11,791	1,974,285
Reliance Steel & Aluminum Co.	2,697	668,425
Royal Gold, Inc.	3,018	358,508
Steel Dynamics, Inc.	7,665	966,633
United States Steel Corp.	10,766	329,763
		9,910,443
TOTAL COMMON STOCKS (Cost $40,088,327)		39,371,777

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $34,500)	34,500	34,500

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.8%

REPURCHASE AGREEMENTS(d) - 9.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $4,945,368
(Cost $4,944,756)	4,944,756	4,944,756

Total Investments - 88.3% (Cost $45,067,583)		44,351,033
Other assets less liabilities - 11.7%		5,894,885
Net Assets - 100.0%		50,245,918

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,167,698.

(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $33,908, collateralized in the form of cash with a value of $34,500 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $101 of collateral in the form of U.S. Government Treasury Securities, interest rate 3.00%, and maturity date August 15, 2052. The total value of collateral is $34,601.

(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $34,500.

(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,873,254	5/8/2023	Bank of America NA	4.92%	Dow Jones U.S. Basic MaterialsSM Index	(1,048,518)
11,092,454	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. Basic MaterialsSM Index	(820,162)
207,456	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. Basic MaterialsSM Index	9,774
25,265,430	3/7/2023	Societe Generale	5.12%	Dow Jones U.S. Basic MaterialsSM Index	(1,434,058)
16,764,216	3/7/2023	UBS AG	4.92%	Dow Jones U.S. Basic MaterialsSM Index	(2,753,019)
61,202,810					(6,045,983)
				Total Unrealized Appreciation	9,774
				Total Unrealized Depreciation	(6,055,757)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.4%

Auto Components - 1.7%
Aptiv plc*	582	67,675
Autoliv, Inc.	167	15,461
BorgWarner, Inc.	503	25,291
Fox Factory Holding Corp.*	91	10,692
Gentex Corp.	504	14,389
Lear Corp.	127	17,736
QuantumScape Corp.*(b)	598	5,723
		156,967
Automobiles - 16.1%
Ford Motor Co.	8,488	102,450
General Motors Co.	3,053	118,273
Harley-Davidson, Inc.	286	13,599
Lucid Group, Inc.*(b)	1,264	11,541
Rivian Automotive, Inc., Class A*	1,177	22,716
Tesla, Inc.*	5,768	1,186,535
Thor Industries, Inc.	115	10,464
		1,465,578
Beverages - 14.3%
Boston Beer Co., Inc. (The), Class A*	20	6,476
Brown-Forman Corp., Class B	393	25,494
Celsius Holdings, Inc.*	87	7,900
Coca-Cola Co. (The)	8,364	497,742
Constellation Brands, Inc., Class A	349	78,071
Keurig Dr Pepper, Inc.	1,826	63,088
Molson Coors Beverage Co., Class B	404	21,489
Monster Beverage Corp.*	818	83,240
National Beverage Corp.*	50	2,332
PepsiCo, Inc.	2,961	513,822
		1,299,654
Distributors - 0.9%
Genuine Parts Co.	303	53,589
Pool Corp.	84	29,976
		83,565
Entertainment - 2.7%
Activision Blizzard, Inc.	1,530	116,663
Electronic Arts, Inc.	564	62,570
Playtika Holding Corp.*	194	1,862
ROBLOX Corp., Class A*	779	28,543
Take-Two Interactive Software, Inc.*	339	37,137
		246,775
Food & Staples Retailing - 0.4%
Performance Food Group Co.*	335	18,958
US Foods Holding Corp.*	440	16,513
		35,471
Food Products - 9.9%
Archer-Daniels-Midland Co.	1,181	94,008
Bunge Ltd.	322	30,751
Campbell Soup Co.	432	22,689
Conagra Brands, Inc.	1,030	37,502
Darling Ingredients, Inc.*	344	21,765
Flowers Foods, Inc.	413	11,515
General Mills, Inc.	1,276	101,455
Hershey Co. (The)	316	75,309
Hormel Foods Corp.	622	27,604
Ingredion, Inc.	141	14,015
J M Smucker Co. (The)	229	33,867
Kellogg Co.	550	36,267
Kraft Heinz Co. (The)	1,711	66,626
Lamb Weston Holdings, Inc.	309	31,098
Lancaster Colony Corp.	43	8,255
McCormick & Co., Inc. (Non-Voting)	539	40,059
Mondelez International, Inc., Class A	2,935	191,303
Pilgrim’s Pride Corp.*	97	2,269
Post Holdings, Inc.*	117	10,525
Seaboard Corp.	1	3,950
Tyson Foods, Inc., Class A	622	36,847
		897,679
Household Durables - 3.0%
DR Horton, Inc.	673	62,239
Helen of Troy Ltd.*	52	5,860
Leggett & Platt, Inc.	285	9,830
Lennar Corp., Class A	548	53,013
Lennar Corp., Class B	31	2,531
Mohawk Industries, Inc.*	113	11,622
Newell Brands, Inc.	809	11,884
NVR, Inc.*	6	31,042
PulteGroup, Inc.	490	26,788
Tempur Sealy International, Inc.	367	15,686
Toll Brothers, Inc.	226	13,546
TopBuild Corp.*	69	14,324
Whirlpool Corp.	117	16,144
		274,509
Household Products - 11.1%
Church & Dwight Co., Inc.	524	43,901
Clorox Co. (The)	265	41,192
Colgate-Palmolive Co.	1,795	131,573
Kimberly-Clark Corp.	725	90,661
Procter & Gamble Co. (The)	5,092	700,456
Reynolds Consumer Products, Inc.	117	3,210
		1,010,993
Leisure Products - 0.9%
Brunswick Corp.	156	13,637
Hasbro, Inc.	279	15,348
Mattel, Inc.*	762	13,708
Peloton Interactive, Inc., Class A*	674	8,708
Polaris, Inc.	117	13,309
Topgolf Callaway Brands Corp.*	298	6,908
YETI Holdings, Inc.*	185	7,211
		78,829
Machinery - 0.3%
Stanley Black & Decker, Inc.	319	27,310

Personal Products - 1.5%
Coty, Inc., Class A*	786	8,882
Estee Lauder Cos., Inc. (The), Class A	497	120,796
Olaplex Holdings, Inc.*	181	890
		130,568
Textiles, Apparel & Luxury Goods - 6.1%
Capri Holdings Ltd.*	277	13,731
Carter’s, Inc.	82	6,182
Columbia Sportswear Co.	76	6,627
Crocs, Inc.*	133	16,187
Deckers Outdoor Corp.*	57	23,732
Hanesbrands, Inc.	750	4,260
Levi Strauss & Co., Class A	208	3,732
Lululemon Athletica, Inc.*	249	76,991

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
NIKE, Inc., Class B	2,708	321,683
PVH Corp.	140	11,234
Ralph Lauren Corp.	88	10,401
Skechers USA, Inc., Class A*	288	12,819
Tapestry, Inc.	518	22,538
Under Armour, Inc., Class A*	405	4,022
Under Armour, Inc., Class C*	423	3,722
VF Corp.	710	17,622
		555,483
Tobacco - 5.5%
Altria Group, Inc.	3,853	178,895
Philip Morris International, Inc.	3,331	324,106
		503,001
TOTAL COMMON STOCKS (Cost $7,972,739)		6,766,382

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $13,948)	13,948	13,948

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 32.2%

REPURCHASE AGREEMENTS(d) - 32.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,931,039
(Cost $2,930,677)	2,930,677	2,930,677

Total Investments - 106.8% (Cost $10,917,364)		9,711,007
Liabilities in excess of other assets - (6.8%)		(615,124)
Net Assets - 100.0%		9,095,883

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,105,856.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $15,530, collateralized in the form of cash with a value of $13,948 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,384 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – August 15, 2051. The total value of collateral is $15,332. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $13,948.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
804,158	3/6/2024	Bank of America NA	4.82%	Dow Jones U.S. Consumer GoodsSM Index	(51,227)
407,816	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. Consumer GoodsSM Index	(508,797)
1,041,641	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. Consumer GoodsSM Index	19,379
2,780,489	3/7/2023	Societe Generale	5.12%	Dow Jones U.S. Consumer GoodsSM Index	(773,390)
6,446,666	3/6/2024	UBS AG	4.92%	Dow Jones U.S. Consumer GoodsSM Index	(135,057)
11,480,770					(1,449,092)
				Total Unrealized Appreciation	19,379
				Total Unrealized Depreciation	(1,468,471)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.3%

Airlines - 1.4%
Alaska Air Group, Inc.*	266	12,723
American Airlines Group, Inc.*	1,364	21,797
Delta Air Lines, Inc.*	1,346	51,605
JetBlue Airways Corp.*	679	5,636
Joby Aviation, Inc.*(b)	614	2,886
Southwest Airlines Co.	1,247	41,874
United Airlines Holdings, Inc.*	687	35,696
		172,217
Commercial Services & Supplies - 0.8%
Copart, Inc.*	899	63,343
IAA, Inc.*	282	11,537
Rollins, Inc.	486	17,107
		91,987
Distributors - 0.3%
LKQ Corp.	533	30,536

Diversified Consumer Services - 0.5%
ADT, Inc.	450	3,393
Bright Horizons Family Solutions, Inc.*	122	9,618
Chegg, Inc.*	263	4,179
Grand Canyon Education, Inc.*	64	7,251
H&R Block, Inc.	325	11,960
Service Corp. International	322	21,745
		58,146
Entertainment - 7.2%
AMC Entertainment Holdings, Inc., Class A*(b)	1,083	7,733
Endeavor Group Holdings, Inc., Class A*	363	8,098
Liberty Media Corp.-Liberty Braves, Class A*	20	685
Liberty Media Corp.-Liberty Braves, Class C*	78	2,611
Liberty Media Corp.-Liberty Formula One, Class A*	51	3,099
Liberty Media Corp.-Liberty Formula One, Class C*	433	29,388
Live Nation Entertainment, Inc.*	300	21,618
Madison Square Garden Sports Corp., Class A	38	7,263
Netflix, Inc.*	934	300,869
Roku, Inc.*	255	16,496
Walt Disney Co. (The)*	3,827	381,207
Warner Bros Discovery, Inc.*	4,637	72,430
Warner Music Group Corp., Class A	243	7,669
World Wrestling Entertainment, Inc., Class A	92	7,728
		866,894
Food & Staples Retailing - 9.3%
Albertsons Cos., Inc., Class A	335	6,660
BJ’s Wholesale Club Holdings, Inc.*	283	20,319
Casey’s General Stores, Inc.	78	16,220
Costco Wholesale Corp.	928	449,319
Kroger Co. (The)	1,368	59,016
Sprouts Farmers Market, Inc.*	222	6,724
Sysco Corp.	1,065	79,417
Walgreens Boots Alliance, Inc.	1,507	53,544
Walmart, Inc.	2,962	420,989
		1,112,208
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	340	52,890
Cardinal Health, Inc.	549	41,565
		94,455
Hotels, Restaurants & Leisure - 14.8%
Airbnb, Inc., Class A*	837	103,185
Aramark	541	19,909
Booking Holdings, Inc.*	82	206,968
Boyd Gaming Corp.	168	10,942
Caesars Entertainment, Inc.*	451	22,893
Carnival Corp.*	2,101	22,313
Chipotle Mexican Grill, Inc.*	58	86,483
Choice Hotels International, Inc.	58	6,865
Churchill Downs, Inc.	68	16,713
Darden Restaurants, Inc.	256	36,605
Domino’s Pizza, Inc.	75	22,051
DraftKings, Inc., Class A*	941	17,747
Dutch Bros, Inc., Class A*(b)	61	2,034
Expedia Group, Inc.*	317	34,543
Hilton Worldwide Holdings, Inc.	568	82,082
Hyatt Hotels Corp., Class A*	100	11,624
Las Vegas Sands Corp.*	690	39,654
Light & Wonder, Inc.*	198	12,397
Marriott International, Inc., Class A	565	95,620
Marriott Vacations Worldwide Corp.	81	12,392
McDonald’s Corp.	1,537	405,630
MGM Resorts International	668	28,731
Norwegian Cruise Line Holdings Ltd.*	882	13,071
Penn Entertainment, Inc.*	324	9,892
Planet Fitness, Inc., Class A*	174	14,103
Royal Caribbean Cruises Ltd.*	461	32,565
Starbucks Corp.	2,410	246,037
Texas Roadhouse, Inc.	140	14,215
Vail Resorts, Inc.	85	19,847
Wendy’s Co. (The)	356	7,818
Wyndham Hotels & Resorts, Inc.	185	14,249
Wynn Resorts Ltd.*	216	23,408
Yum! Brands, Inc.	591	75,151
		1,767,737
Interactive Media & Services - 0.4%
Pinterest, Inc., Class A*	1,233	30,961
ZoomInfo Technologies, Inc., Class A*	568	13,728
		44,689
Internet & Direct Marketing Retail - 14.7%
Amazon.com, Inc.*	18,623	1,754,845
Wayfair, Inc., Class A*(b)	163	6,600
		1,761,445
Media - 5.9%
Altice USA, Inc., Class A*	450	1,782
Cable One, Inc.	11	7,597
Charter Communications, Inc., Class A*	225	82,712
Comcast Corp., Class A	9,056	336,611
DISH Network Corp., Class A*	527	6,013
Fox Corp., Class A	634	22,203
Fox Corp., Class B	291	9,385

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Interpublic Group of Cos., Inc. (The)	815	28,965
Liberty Broadband Corp., Class A*	34	2,949
Liberty Broadband Corp., Class C*	251	21,754
Liberty Media Corp.-Liberty SiriusXM, Class A*	157	5,085
Liberty Media Corp.-Liberty SiriusXM, Class C*	320	10,310
New York Times Co. (The), Class A	346	13,321
News Corp., Class A	802	13,754
News Corp., Class B	246	4,246
Nexstar Media Group, Inc., Class A	79	14,686
Omnicom Group, Inc.	429	38,855
Paramount Global, Class A(b)	17	418
Paramount Global, Class B(b)	1,060	22,705
Sirius XM Holdings, Inc.(b)	1,469	6,449
TEGNA, Inc.	468	8,143
Trade Desk, Inc. (The), Class A*	935	52,323
		710,266
Multiline Retail - 2.9%
Dollar General Corp.	473	102,310
Dollar Tree, Inc.*	441	64,069
Kohl’s Corp.	243	6,814
Ollie’s Bargain Outlet Holdings, Inc.*	123	7,077
Target Corp.	966	162,771
		343,041
Road & Rail - 1.4%
Avis Budget Group, Inc.*	53	11,642
Lyft, Inc., Class A*	657	6,570
Uber Technologies, Inc.*	4,185	139,193
U-Haul Holding Co.	185	10,292
U-Haul Holding Co.	19	1,220
		168,917
Specialty Retail - 14.9%
Advance Auto Parts, Inc.	127	18,410
AutoNation, Inc.*	72	9,829
AutoZone, Inc.*	40	99,462
Bath & Body Works, Inc.	478	19,536
Best Buy Co., Inc.	421	34,989
Burlington Stores, Inc.*	137	29,352
CarMax, Inc.*	331	22,852
Carvana Co.*(b)	207	1,950
Dick’s Sporting Goods, Inc.	116	14,921
Five Below, Inc.*	116	23,699
Floor & Decor Holdings, Inc., Class A*	222	20,382
Foot Locker, Inc.	168	7,345
GameStop Corp., Class A*(b)	530	10,192
Gap, Inc. (The)	441	5,737
Home Depot, Inc. (The)	2,149	637,265
Lithia Motors, Inc., Class A	57	14,545
Lowe’s Cos., Inc.	1,302	267,887
Murphy USA, Inc.	44	11,224
O’Reilly Automotive, Inc.*	130	107,913
Penske Automotive Group, Inc.	53	7,640
Petco Health & Wellness Co., Inc.*	168	1,730
RH*	41	12,260
Ross Stores, Inc.	730	80,694
TJX Cos., Inc. (The)	2,437	186,674
Tractor Supply Co.	232	54,116
Ulta Beauty, Inc.*	107	55,512
Victoria’s Secret & Co.*	170	6,739
Williams-Sonoma, Inc.	140	17,489
		1,780,344
TOTAL COMMON STOCKS (Cost $12,108,478)		9,002,882

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $45,623)	45,623	45,623

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 20.8%

REPURCHASE AGREEMENTS(d) - 20.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,484,388
(Cost $2,484,080)	2,484,080	2,484,080

Total Investments - 96.5% (Cost $14,638,181)		11,532,585
Other assets less liabilities - 3.5%		419,202
Net Assets - 100.0%		11,951,787

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,124,221.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $49,063, collateralized in the form of cash with a value of $45,623 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $5,652 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.63% – 4.38%, and maturity dates ranging from April 30, 2026 – August 15, 2051. The total value of collateral is $51,275.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $45,623.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
2,189,818	5/8/2023	Bank of America NA	4.87%	Dow Jones U.S. Consumer ServicesSM Index	(2,303,859)
1,705,894	5/8/2023	BNP Paribas SA	5.07%	Dow Jones U.S. Consumer ServicesSM Index	(1,081,156)
1,004,325	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. Consumer ServicesSM Index	(1,253,783)
246,826	11/6/2023	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. Consumer ServicesSM Index	(247,369)
6,661,861	3/7/2023	Societe Generale	5.12%	Dow Jones U.S. Consumer ServicesSM Index	(1,883,762)
3,094,440	3/7/2023	UBS AG	4.92%	Dow Jones U.S. Consumer ServicesSM Index	(1,138,784)
14,903,164					(7,908,713)
				Total Unrealized Depreciation	(7,908,713)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.3%

Aerospace & Defense - 3.5%
Boeing Co. (The)*	58,546	11,799,946

Banks - 2.5%
JPMorgan Chase & Co.	58,545	8,392,426

Beverages - 1.0%
Coca-Cola Co. (The)	58,536	3,483,477

Biotechnology - 4.0%
Amgen, Inc.	58,543	13,562,071

Capital Markets - 6.1%
Goldman Sachs Group, Inc. (The)	58,543	20,586,646

Chemicals - 1.0%
Dow, Inc.	58,525	3,347,630

Communications Equipment - 0.9%
Cisco Systems, Inc.	58,530	2,834,023

Consumer Finance - 3.0%
American Express Co.	58,550	10,187,115

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	58,538	2,271,860

Entertainment - 1.7%
Walt Disney Co. (The)*	58,534	5,830,572

Food & Staples Retailing - 3.1%
Walgreens Boots Alliance, Inc.	58,536	2,079,784
Walmart, Inc.	58,540	8,320,290
		10,400,074
Health Care Providers & Services - 8.3%
UnitedHealth Group, Inc.	58,543	27,862,955

Hotels, Restaurants & Leisure - 4.6%
McDonald’s Corp.	58,543	15,450,083

Household Products - 2.4%
Procter & Gamble Co. (The)	58,532	8,051,662

Industrial Conglomerates - 5.2%
3M Co.	58,538	6,306,884
Honeywell International, Inc.	58,548	11,210,771
		17,517,655
Insurance - 3.2%
Travelers Cos., Inc. (The)	58,549	10,838,591

IT Services - 6.1%
International Business Machines Corp.	58,534	7,568,446
Visa, Inc., Class A	58,541	12,875,508
		20,443,954
Machinery - 4.2%
Caterpillar, Inc.	58,551	14,025,892

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	58,533	9,410,350

Pharmaceuticals - 4.5%
Johnson & Johnson	58,538	8,971,534
Merck & Co., Inc.	58,532	6,218,440
		15,189,974
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	58,516	1,458,804

Software - 7.2%
Microsoft Corp.	58,543	14,601,795
Salesforce, Inc.*	58,542	9,578,057
		24,179,852
Specialty Retail - 5.2%
Home Depot, Inc. (The)	58,543	17,360,341

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	58,545	8,630,118

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc., Class B	58,537	6,953,610

TOTAL COMMON STOCKS (Cost $323,088,138)		290,069,681

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 23.6%

REPURCHASE AGREEMENTS(b) - 23.6%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $79,333,311
(Cost $79,323,466)	79,323,466	79,323,466

Total Investments - 109.9% (Cost $402,411,604)		369,393,147
Liabilities in excess of other assets - (9.9%)		(33,420,628)
Net Assets - 100.0%		335,972,519

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $99,297,927.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	147	3/17/2023	USD	$24,021,270	$(455,095)

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
47,907,379	5/8/2023	Bank of America NA	4.97%	Dow Jones Industrial AverageSM	(13,028,885)
16,654,917	11/6/2023	Barclays Capital	5.17%	Dow Jones Industrial AverageSM	(1,262,088)
78,441,394	5/8/2023	BNP Paribas SA	5.17%	Dow Jones Industrial AverageSM	(8,218,228)
103,195,172	3/6/2024	Citibank NA	5.23%	Dow Jones Industrial AverageSM	(1,508,837)
55,802,705	11/6/2023	Morgan Stanley & Co. International plc	5.12%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(9,382,621)
43,955,918	3/7/2023	Societe Generale	4.97%	Dow Jones Industrial AverageSM	(5,986,150)
11,952,352	4/8/2024	UBS AG	4.72%	Dow Jones Industrial AverageSM	(402,852)
357,909,837					(39,789,661)
				Total Unrealized Depreciation	(39,789,661)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Ultra Financials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.6%

Banks - 18.1%
Bank of America Corp.	505,744	17,347,019
Bank OZK	8,020	369,161
BOK Financial Corp.	2,095	219,305
Citigroup, Inc.	140,345	7,114,088
Citizens Financial Group, Inc.	35,686	1,490,247
Comerica, Inc.	9,490	665,249
Commerce Bancshares, Inc.	8,263	546,597
Cullen/Frost Bankers, Inc.	4,659	614,149
East West Bancorp, Inc.	10,213	778,333
Fifth Third Bancorp	49,736	1,805,417
First Citizens BancShares, Inc., Class A	860	631,034
First Financial Bankshares, Inc.(b)	9,405	344,975
First Horizon Corp.	38,882	963,107
First Republic Bank	13,255	1,630,498
FNB Corp.	25,418	362,715
Glacier Bancorp, Inc.	8,025	380,225
Home BancShares, Inc.	13,744	331,230
Huntington Bancshares, Inc.	104,540	1,601,553
JPMorgan Chase & Co.	212,544	30,468,182
KeyCorp	67,602	1,236,441
M&T Bank Corp.	12,508	1,942,367
Pinnacle Financial Partners, Inc.	5,540	410,459
PNC Financial Services Group, Inc. (The)	29,224	4,615,054
Popular, Inc.	5,266	375,992
Prosperity Bancshares, Inc.	6,617	486,283
Regions Financial Corp.	67,712	1,579,044
Signature Bank	4,559	524,513
SouthState Corp.	5,485	442,530
SVB Financial Group*	4,282	1,233,687
Synovus Financial Corp.	10,541	440,719
Truist Financial Corp.	96,138	4,513,679
UMB Financial Corp.	3,150	285,579
United Bankshares, Inc.	9,757	397,793
US Bancorp	97,975	4,676,347
Valley National Bancorp	30,451	352,623
Webster Financial Corp.	12,608	669,737
Wells Fargo & Co.	276,113	12,913,805
Western Alliance Bancorp	7,893	585,976
Wintrust Financial Corp.	4,401	405,464
Zions Bancorp NA	10,841	548,771
		106,299,947
Capital Markets - 15.6%
Affiliated Managers Group, Inc.	2,730	435,189
Ameriprise Financial, Inc.	7,712	2,644,213
Ares Management Corp.	11,310	911,925
Bank of New York Mellon Corp. (The)	53,298	2,711,802
BlackRock, Inc.	10,884	7,503,756
Blackstone, Inc., Class A	50,851	4,617,271
Blue Owl Capital, Inc.	25,426	313,757
Carlyle Group, Inc. (The)	15,806	543,726
Cboe Global Markets, Inc.	7,687	969,869
Charles Schwab Corp. (The)	110,526	8,612,186
CME Group, Inc.	26,065	4,831,408
Coinbase Global, Inc., Class A*(b)	11,532	747,620
FactSet Research Systems, Inc.	2,761	1,144,573
Federated Hermes, Inc., Class B	6,126	241,058
Franklin Resources, Inc.	20,584	606,610
Goldman Sachs Group, Inc. (The)	24,537	8,628,436
Houlihan Lokey, Inc.	3,612	345,668
Interactive Brokers Group, Inc., Class A	7,453	641,778
Intercontinental Exchange, Inc.	40,473	4,120,151
Invesco Ltd.	32,954	581,968
Janus Henderson Group plc	9,602	263,671
Jefferies Financial Group, Inc.	13,275	501,662
KKR & Co., Inc.	41,807	2,355,824
Lazard Ltd., Class A	8,171	305,269
LPL Financial Holdings, Inc.	5,770	1,439,961
MarketAxess Holdings, Inc.	2,728	931,476
Moody’s Corp.	11,416	3,312,352
Morgan Stanley	95,524	9,218,066
Morningstar, Inc.	1,815	376,304
MSCI, Inc.	5,795	3,025,859
Nasdaq, Inc.	24,562	1,376,946
Northern Trust Corp.	15,101	1,438,672
Raymond James Financial, Inc.	14,027	1,521,368
Robinhood Markets, Inc., Class A*	36,838	370,959
S&P Global, Inc.	24,130	8,233,156
SEI Investments Co.	7,424	447,296
State Street Corp.	26,589	2,357,913
Stifel Financial Corp.	7,702	514,725
T. Rowe Price Group, Inc.	16,192	1,818,038
TPG, Inc.	3,702	122,240
Tradeweb Markets, Inc., Class A	8,049	570,594
Virtu Financial, Inc., Class A	6,833	125,591
		91,780,906
Consumer Finance - 2.7%
Ally Financial, Inc.	21,641	650,312
American Express Co.	43,316	7,536,551
Capital One Financial Corp.	27,660	3,017,153
Credit Acceptance Corp.*(b)	441	195,954
Discover Financial Services	19,798	2,217,376
FirstCash Holdings, Inc.	2,720	240,040
OneMain Holdings, Inc.	8,855	381,562
SLM Corp.	18,127	260,666
SoFi Technologies, Inc.*	59,169	390,515
Synchrony Financial	32,646	1,165,789
		16,055,918
Diversified Financial Services - 7.4%
Apollo Global Management, Inc.	31,515	2,234,413
Berkshire Hathaway, Inc., Class B*	130,554	39,842,470
Equitable Holdings, Inc.	24,935	783,458
Voya Financial, Inc.	7,043	524,633
		43,384,974
Equity Real Estate Investment Trusts (REITs) - 13.7%
Agree Realty Corp.	6,418	454,266
Alexandria Real Estate Equities, Inc.	10,818	1,620,320
American Homes 4 Rent, Class A	22,240	689,885
American Tower Corp.	33,738	6,680,461
Americold Realty Trust, Inc.	19,522	573,947
Apartment Income REIT Corp.	10,864	410,659
AvalonBay Communities, Inc.	10,136	1,748,663
Boston Properties, Inc.	10,336	676,801
Brixmor Property Group, Inc.	21,731	491,990
Camden Property Trust	7,719	885,832
Corporate Office Properties Trust	8,147	207,178
Cousins Properties, Inc.	10,973	268,729
Crown Castle, Inc.	31,378	4,102,674

Ultra Financials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
CubeSmart	16,273	764,668
Digital Realty Trust, Inc.	20,833	2,171,424
Douglas Emmett, Inc.	12,737	179,974
EastGroup Properties, Inc.	3,157	515,443
Equinix, Inc.	6,705	4,614,850
Equity Commonwealth	7,929	168,333
Equity LifeStyle Properties, Inc.	12,677	868,501
Equity Residential	24,645	1,540,805
Essex Property Trust, Inc.	4,692	1,070,058
Extra Space Storage, Inc.	9,705	1,597,928
Federal Realty Investment Trust	5,296	565,507
First Industrial Realty Trust, Inc.	9,575	505,081
Gaming and Leisure Properties, Inc.	18,658	1,005,293
Healthcare Realty Trust, Inc.	27,576	537,732
Healthpeak Properties, Inc.	38,951	937,161
Highwoods Properties, Inc.	7,622	201,983
Host Hotels & Resorts, Inc.	51,811	870,425
Invitation Homes, Inc.	42,089	1,315,702
Iron Mountain, Inc.	21,065	1,111,179
JBG SMITH Properties	7,173	123,734
Kilroy Realty Corp.	7,622	274,544
Kimco Realty Corp.	44,814	923,617
Lamar Advertising Co., Class A	6,324	661,237
Life Storage, Inc.	6,157	742,042
LXP Industrial Trust	19,977	208,360
Medical Properties Trust, Inc.	43,329	446,289
Mid-America Apartment Communities, Inc.	8,367	1,339,557
National Health Investors, Inc.	3,144	172,920
National Retail Properties, Inc.	12,951	586,939
National Storage Affiliates Trust	6,123	259,003
Omega Healthcare Investors, Inc.	16,969	454,600
Physicians Realty Trust	16,538	245,259
PotlatchDeltic Corp.	5,853	270,174
Prologis, Inc.	66,887	8,253,856
Public Storage	11,455	3,424,472
Rayonier, Inc.	10,611	356,317
Realty Income Corp.	45,444	2,906,144
Regency Centers Corp.	11,158	701,838
Rexford Industrial Realty, Inc.	13,296	803,876
Sabra Health Care REIT, Inc.	16,735	199,314
SBA Communications Corp.	7,822	2,028,636
Simon Property Group, Inc.	23,691	2,892,434
SL Green Realty Corp.(b)	4,660	158,673
Spirit Realty Capital, Inc.	10,118	416,659
STAG Industrial, Inc.	12,986	436,849
Sun Communities, Inc.	8,977	1,284,968
UDR, Inc.	22,175	949,977
Ventas, Inc.	28,965	1,409,147
VICI Properties, Inc.	69,786	2,339,925
Vornado Realty Trust	11,674	230,912
Welltower, Inc.	34,239	2,537,795
Weyerhaeuser Co.	53,324	1,666,375
WP Carey, Inc.	15,077	1,223,649
		80,283,543
Insurance - 11.4%
Aflac, Inc.	40,999	2,794,082
Allstate Corp. (The)	19,216	2,474,636
American Financial Group, Inc.	5,059	678,463
American International Group, Inc.	53,836	3,289,918
Aon plc, Class A	14,989	4,557,405
Arch Capital Group Ltd.*	26,802	1,876,140
Arthur J Gallagher & Co.	15,277	2,862,146
Assurant, Inc.	3,829	487,776
Axis Capital Holdings Ltd.	5,584	339,061
Brighthouse Financial, Inc.*	5,010	289,728
Brown & Brown, Inc.	17,033	955,040
Chubb Ltd.	30,073	6,346,004
Cincinnati Financial Corp.	11,390	1,374,773
CNA Financial Corp.	1,963	85,940
Enstar Group Ltd.*	985	240,842
Erie Indemnity Co., Class A	1,807	425,350
Everest Re Group Ltd.	2,838	1,089,707
F&G Annuities & Life, Inc.	1,360	27,703
Fidelity National Financial, Inc.	19,718	785,960
First American Financial Corp.	7,502	425,964
Globe Life, Inc.	6,554	797,556
Hanover Insurance Group, Inc. (The)	2,577	359,440
Hartford Financial Services Group, Inc. (The)	23,052	1,804,511
Kemper Corp.	4,630	285,208
Lincoln National Corp.	11,157	353,900
Loews Corp.	14,279	872,304
Markel Corp.*	976	1,297,943
Marsh & McLennan Cos., Inc.	35,942	5,827,636
MetLife, Inc.	47,756	3,425,538
Old Republic International Corp.	20,505	540,717
Primerica, Inc.	2,673	513,056
Principal Financial Group, Inc.	16,490	1,476,844
Progressive Corp. (The)	42,393	6,084,243
Prudential Financial, Inc.	26,668	2,666,800
Reinsurance Group of America, Inc.	4,844	699,813
RenaissanceRe Holdings Ltd.	3,166	680,373
RLI Corp.	2,928	403,801
Ryan Specialty Holdings, Inc., Class A*	6,025	253,773
Selective Insurance Group, Inc.	4,369	443,585
Travelers Cos., Inc. (The)	16,982	3,143,708
Unum Group	13,551	603,697
W R Berkley Corp.	14,813	980,472
White Mountains Insurance Group Ltd.	184	265,617
Willis Towers Watson plc	7,843	1,838,085
		67,025,258
IT Services - 8.2%
Mastercard, Inc., Class A	61,511	21,854,243
Visa, Inc., Class A	118,475	26,057,392
		47,911,635
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	41,419	450,225
Annaly Capital Management, Inc.	33,902	701,093
Blackstone Mortgage Trust, Inc., Class A	12,384	262,169
Rithm Capital Corp.	34,324	312,349
Starwood Property Trust, Inc.	22,431	429,778
		2,155,614
Professional Services - 0.3%
CoStar Group, Inc.*	29,469	2,082,280

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	22,895	1,949,281
Howard Hughes Corp. (The)*	2,493	207,218
Jones Lang LaSalle, Inc.*	3,439	599,968
Opendoor Technologies, Inc.*	36,762	52,937
Zillow Group, Inc., Class A*	4,215	174,290

Ultra Financials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Zillow Group, Inc., Class C*	11,805	495,810
		3,479,504
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	7,804	335,182
MGIC Investment Corp.	21,521	296,129
New York Community Bancorp, Inc.	49,294	437,731
Radian Group, Inc.	11,377	242,899
Rocket Cos., Inc., Class A(b)	8,824	69,356
TFS Financial Corp.	3,456	50,077
UWM Holdings Corp.(b)	6,707	28,572
		1,459,946
TOTAL COMMON STOCKS (Cost $508,412,504)		461,919,525

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $988,874)	988,874	988,874

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 8.0%

REPURCHASE AGREEMENTS(d) - 8.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $46,981,407
(Cost $46,975,575)	46,975,575	46,975,575

Total Investments - 86.8% (Cost $556,376,953)		509,883,974
Other assets less liabilities - 13.2%		77,554,993
Net Assets - 100.0%		587,438,967

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $18,190,125.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $1,264,143, collateralized in the form of cash with a value of $988,874 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $245,593 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $1,234,467. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $988,874.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
217,110,171	3/6/2024	Bank of America NA	5.12%	Dow Jones U.S. FinancialsSM Index[c]	1,414,524
105,385,263	3/6/2024	BNP Paribas SA	5.17%	Dow Jones U.S. FinancialsSM Index[c]	4,120,017
105,646,138	3/6/2024	Goldman Sachs International	5.17%	Dow Jones U.S. FinancialsSM Index[c]	1,621,294
23,958,930	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. FinancialsSM Index[c]	1,447,197
136,236,591	3/6/2024	Societe Generale	5.32%	Dow Jones U.S. FinancialsSM Index[c]	13,979,338
125,010,640	3/6/2024	UBS AG	5.22%	Dow Jones U.S. FinancialsSM Index[c]	4,527,937
713,347,733					27,110,307
				Total Unrealized Appreciation	27,110,307

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 56.0%

REPURCHASE AGREEMENTS(a) - 56.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $7,971,856
(Cost $7,970,867)	7,970,867	7,970,867

Total Investments - 56.0% (Cost $7,970,867)		7,970,867
Other assets less liabilities - 44.0%		6,261,228
Net Assets - 100.0%		14,232,095

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,688,357	4/10/2025	Bank of America NA	4.77%	iShares® China Large-Cap ETF	698,960
4,787,472	4/10/2023	Citibank NA	3.82%	iShares® China Large-Cap ETF	(921,503)
9,134,998	3/7/2023	Goldman Sachs International	4.87%	iShares® China Large-Cap ETF	(2,876,679)
65,289	4/10/2023	Morgan Stanley & Co. International plc	5.02%	iShares® China Large-Cap ETF	(26,293)
3,155,851	3/7/2023	Societe Generale	4.22%	iShares® China Large-Cap ETF	(2,790,792)
8,661,505	3/7/2023	UBS AG	3.57%	iShares® China Large-Cap ETF	(2,808,400)
28,493,472					(8,724,707)
				Total Unrealized Appreciation	698,960
				Total Unrealized Depreciation	(9,423,667)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 59.8%

REPURCHASE AGREEMENTS(a) - 59.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,314,139
(Cost $2,313,850)	2,313,850	2,313,850

Total Investments - 59.8% (Cost $2,313,850)		2,313,850
Other assets less liabilities - 40.2%		1,557,765
Net Assets - 100.0%		3,871,615

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
505,232	4/10/2025	Bank of America NA	4.87%	Vanguard® FTSE Europe ETF Shares	67,505
2,967,934	4/10/2023	Citibank NA	4.77%	Vanguard® FTSE Europe ETF Shares	(113,796)
1,226,681	3/7/2023	Goldman Sachs International	2.62%	Vanguard® FTSE Europe ETF Shares	(317,913)
21,949	11/9/2023	Morgan Stanley & Co. International plc	5.02%	Vanguard® FTSE Europe ETF Shares	(3,238)
1,897,332	11/9/2023	Societe Generale	4.62%	Vanguard® FTSE Europe ETF Shares	312,961
1,131,571	3/7/2023	UBS AG	2.57%	Vanguard® FTSE Europe ETF Shares	(128,896)
7,750,699					(183,377)
				Total Unrealized Appreciation	380,466
				Total Unrealized Depreciation	(563,843)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 83.6%

Biotechnology - 15.4%
AbbVie, Inc.	28,041	4,315,510
Alkermes plc*	2,604	69,631
Alnylam Pharmaceuticals, Inc.*	1,949	373,136
Amgen, Inc.	8,454	1,958,454
Apellis Pharmaceuticals, Inc.*	1,490	97,565
Arrowhead Pharmaceuticals, Inc.*	1,677	54,167
Beam Therapeutics, Inc.*	937	37,705
Biogen, Inc.*	2,281	615,551
Biohaven Ltd.*	1,015	15,509
BioMarin Pharmaceutical, Inc.*	2,945	293,293
Blueprint Medicines Corp.*	948	40,167
CRISPR Therapeutics AG*	1,241	61,206
Denali Therapeutics, Inc.*	1,743	47,322
Exact Sciences Corp.*	2,817	175,584
Exelixis, Inc.*	5,114	87,347
Fate Therapeutics, Inc.*	1,311	8,023
Gilead Sciences, Inc.	19,874	1,600,453
Halozyme Therapeutics, Inc.*	2,145	102,939
Horizon Therapeutics plc*	3,591	393,179
Incyte Corp.*	2,926	225,243
Intellia Therapeutics, Inc.*	1,351	54,270
Ionis Pharmaceuticals, Inc.*	2,250	80,775
Mirati Therapeutics, Inc.*	821	37,635
Moderna, Inc.*	5,235	726,670
Natera, Inc.*	1,728	83,894
Neurocrine Biosciences, Inc.*(b)	1,524	157,124
Novavax, Inc.*(b)	1,243	11,510
Regeneron Pharmaceuticals, Inc.*	1,698	1,291,193
Sarepta Therapeutics, Inc.*	1,391	169,883
Seagen, Inc.*	2,178	391,365
Ultragenyx Pharmaceutical, Inc.*	1,111	49,428
United Therapeutics Corp.*	722	177,641
Vertex Pharmaceuticals, Inc.*	4,067	1,180,609
Vir Biotechnology, Inc.*	1,202	27,406
		15,011,387
Health Care Equipment & Supplies - 16.5%
Abbott Laboratories	27,639	2,811,439
Align Technology, Inc.*	1,151	356,234
Baxter International, Inc.	7,988	319,121
Becton Dickinson and Co.	4,518	1,059,697
Boston Scientific Corp.*	22,697	1,060,404
Cooper Cos., Inc. (The)	781	255,364
DENTSPLY SIRONA, Inc.	3,406	129,666
Dexcom, Inc.*	6,122	679,603
Edwards Lifesciences Corp.*	9,797	788,071
Enovis Corp.*	754	43,445
Envista Holdings Corp.*	2,583	99,859
GE HealthCare Technologies, Inc.*	5,751	437,076
Globus Medical, Inc., Class A*	1,227	71,583
Haemonetics Corp.*	802	62,372
Hologic, Inc.*	3,956	315,056
ICU Medical, Inc.*	319	54,434
IDEXX Laboratories, Inc.*	1,312	620,891
Insulet Corp.*(b)	1,100	303,996
Integra LifeSciences Holdings Corp.*	1,151	64,019
Intuitive Surgical, Inc.*	5,600	1,284,584
Masimo Corp.*	766	128,159
Medtronic plc	21,062	1,743,934
Novocure Ltd.*	1,430	110,067
NuVasive, Inc.*	826	35,708
Omnicell, Inc.*	708	38,543
Penumbra, Inc.*	601	156,254
QuidelOrtho Corp.*	848	73,725
ResMed, Inc.	2,321	494,373
Shockwave Medical, Inc.*	575	109,388
STAAR Surgical Co.*	763	42,263
STERIS plc	1,582	297,463
Stryker Corp.	5,336	1,402,728
Tandem Diabetes Care, Inc.*	1,019	36,541
Teleflex, Inc.	743	177,005
Zimmer Biomet Holdings, Inc.	3,325	411,868
		16,074,933
Health Care Providers & Services - 17.8%
Acadia Healthcare Co., Inc.*	1,442	104,559
agilon health, Inc.*	3,132	66,430
Amedisys, Inc.*	515	47,354
Centene Corp.*	8,973	613,753
Chemed Corp.	237	123,614
Cigna Group (The)	4,845	1,415,225
CVS Health Corp.	20,834	1,740,472
DaVita, Inc.*	871	71,648
Elevance Health, Inc.	3,784	1,777,231
Encompass Health Corp.	1,582	89,415
Guardant Health, Inc.*	1,622	50,104
HCA Healthcare, Inc.	3,360	817,992
HealthEquity, Inc.*	1,339	87,263
Henry Schein, Inc.*	2,147	168,132
Humana, Inc.	2,006	993,010
Laboratory Corp. of America Holdings	1,403	335,822
McKesson Corp.	2,247	786,023
Molina Healthcare, Inc.*	924	254,405
Oak Street Health, Inc.*	1,848	65,419
Option Care Health, Inc.*	2,450	75,142
Premier, Inc., Class A	1,882	60,582
Quest Diagnostics, Inc.	1,805	249,740
R1 RCM, Inc.*	2,177	30,913
Signify Health, Inc., Class A*	1,103	31,755
Tenet Healthcare Corp.*	1,714	100,320
UnitedHealth Group, Inc.	14,806	7,046,768
Universal Health Services, Inc., Class B	1,017	135,841
		17,338,932
Health Care Technology - 0.1%
Doximity, Inc., Class A*(b)	1,799	60,500
Teladoc Health, Inc.*	2,566	67,973
		128,473
Life Sciences Tools & Services - 10.5%
10X Genomics, Inc., Class A*	1,517	72,088
Agilent Technologies, Inc.	4,691	665,981
Avantor, Inc.*	10,683	260,345
Azenta, Inc.*	1,189	52,185
Bio-Rad Laboratories, Inc., Class A*	341	162,943
Bio-Techne Corp.	2,487	180,656
Bruker Corp.	1,585	109,238
Charles River Laboratories International, Inc.*	806	176,788
Danaher Corp.	10,382	2,569,857
Illumina, Inc.*	2,492	496,406
IQVIA Holdings, Inc.*	2,943	613,527

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Maravai LifeSciences Holdings, Inc., Class A*	1,731	25,532
Medpace Holdings, Inc.*	400	77,552
Mettler-Toledo International, Inc.*	354	507,533
Repligen Corp.*	818	142,635
Sotera Health Co.*	1,564	26,103
Syneos Health, Inc.*	1,631	65,599
Thermo Fisher Scientific, Inc.	6,214	3,366,497
Waters Corp.*	941	292,548
West Pharmaceutical Services, Inc.	1,174	372,193
		10,236,206
Pharmaceuticals - 23.3%
Bristol-Myers Squibb Co.	33,691	2,323,331
Catalent, Inc.*	2,852	194,564
Elanco Animal Health, Inc.*	7,061	80,990
Eli Lilly & Co.	12,497	3,889,316
Jazz Pharmaceuticals plc*	997	139,979
Johnson & Johnson	41,436	6,350,481
Merck & Co., Inc.	40,176	4,268,298
Organon & Co.	4,030	98,695
Perrigo Co. plc	2,134	80,431
Pfizer, Inc.	88,965	3,609,310
Royalty Pharma plc, Class A	5,871	210,475
Viatris, Inc.	19,215	219,051
Zoetis, Inc.	7,388	1,233,796
		22,698,717
TOTAL COMMON STOCKS (Cost $91,432,804)		81,488,648

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $1,998)	1,998	1,998

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.6%

REPURCHASE AGREEMENTS(e) - 9.6%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $9,350,960
(Cost $9,349,799)	9,349,799	9,349,799

Total Investments - 93.2% (Cost $100,784,601)		90,840,445
Other assets less liabilities - 6.8%		6,605,327
Net Assets - 100.0%		97,445,772

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,584,118.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $289,006, collateralized in the form of cash with a value of $1,998 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $296,820 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $298,818.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $1,998.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
27,226,372	5/8/2023	Bank of America NA	5.02%	Dow Jones U.S. Health CareSM Index[c]	(2,833,325)
27,437,871	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. Health CareSM Index[c]	(3,319,702)
84,057	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. Health CareSM Index[c]	(16,210)
39,455,328	3/7/2023	Societe Generale	5.22%	Dow Jones U.S. Health CareSM Index[c]	(5,742,054)
19,376,522	11/6/2023	UBS AG	4.92%	Dow Jones U.S. Health CareSM Index[c]	(5,866,286)
113,580,150					(17,777,577)
				Total Unrealized Depreciation	(17,777,577)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 72.1%

REPURCHASE AGREEMENTS(a) - 72.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $4,465,389
(Cost $4,464,835)	4,464,835	4,464,835

Total Investments - 72.1% (Cost $4,464,835)		4,464,835
Other assets less liabilities - 27.9%		1,728,143
Net Assets - 100.0%		6,192,978

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,215,894	3/7/2024	BNP Paribas SA	3.07%	iShares® iBoxx $ High Yield Corporate Bond ETF	(797,198)
3,347,364	4/10/2023	Citibank NA	4.32%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,432,936)
1,413,123	3/7/2023	Goldman Sachs International	2.32%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,050,127)
3,422,480	3/6/2024	UBS AG	3.07%	iShares® iBoxx $ High Yield Corporate Bond ETF	94,840
12,398,861					(4,185,421)
				Total Unrealized Appreciation	94,840
				Total Unrealized Depreciation	(4,280,261)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.1%

Aerospace & Defense - 13.0%
Axon Enterprise, Inc.*	247	49,477
Boeing Co. (The)*	2,044	411,968
BWX Technologies, Inc.	332	20,288
Curtiss-Wright Corp.	139	24,296
General Dynamics Corp.	820	186,886
HEICO Corp.	145	24,008
HEICO Corp., Class A	255	33,188
Hexcel Corp.	308	22,469
Howmet Aerospace, Inc.	1,343	56,648
Huntington Ingalls Industries, Inc.	145	31,204
L3Harris Technologies, Inc.	693	146,355
Lockheed Martin Corp.	851	403,595
Mercury Systems, Inc.*	211	11,044
Northrop Grumman Corp.	527	244,586
Raytheon Technologies Corp.	5,358	525,566
Textron, Inc.	760	55,123
TransDigm Group, Inc.	189	140,591
Woodward, Inc.	219	21,681
		2,408,973
Air Freight & Logistics - 4.3%
CH Robinson Worldwide, Inc.	428	42,783
Expeditors International of Washington, Inc.	581	60,749
FedEx Corp.	872	177,208
GXO Logistics, Inc.*	432	21,414
United Parcel Service, Inc., Class B	2,661	485,606
		787,760
Building Products - 4.5%
A O Smith Corp.	463	30,387
Advanced Drainage Systems, Inc.	232	20,585
Allegion plc	321	36,180
Armstrong World Industries, Inc.	165	13,010
Builders FirstSource, Inc.*	536	45,442
Carlisle Cos., Inc.	189	48,803
Carrier Global Corp.	3,050	137,341
Fortune Brands Innovations, Inc.	467	28,931
Johnson Controls International plc	2,512	157,553
Lennox International, Inc.	118	30,070
Masco Corp.	821	43,045
Masterbrand, Inc.*	471	4,587
Owens Corning	340	33,249
Trane Technologies plc	841	155,560
Trex Co., Inc.*	400	20,452
UFP Industries, Inc.	224	19,159
Zurn Elkay Water Solutions Corp.	531	12,213
		836,567
Chemicals - 1.0%
Sherwin-Williams Co. (The)	860	190,361

Commercial Services & Supplies - 2.8%
Cintas Corp.	315	138,118
Clean Harbors, Inc.*	184	24,301
MSA Safety, Inc.	134	18,003
Republic Services, Inc.	749	96,569
Stericycle, Inc.*	336	16,020
Tetra Tech, Inc.	193	26,420
Waste Management, Inc.	1,361	203,823
		523,254
Construction & Engineering - 1.4%
AECOM	510	44,044
EMCOR Group, Inc.	174	29,096
MasTec, Inc.*	214	20,912
MDU Resources Group, Inc.	741	23,601
Quanta Services, Inc.	521	84,089
Valmont Industries, Inc.	77	24,435
WillScot Mobile Mini Holdings Corp.*	760	39,064
		265,241
Construction Materials - 1.0%
Eagle Materials, Inc.	134	18,803
Martin Marietta Materials, Inc.	226	81,331
Vulcan Materials Co.	484	87,560
		187,694
Containers & Packaging - 2.6%
Amcor plc	5,427	60,457
AptarGroup, Inc.	239	27,896
Ardagh Metal Packaging SA	549	2,646
Avery Dennison Corp.	295	53,746
Ball Corp.	1,144	64,304
Berry Global Group, Inc.	456	28,318
Crown Holdings, Inc.	439	37,978
Graphic Packaging Holding Co.	1,120	26,656
International Paper Co.	1,295	47,125
Packaging Corp. of America	337	46,075
Sealed Air Corp.	527	25,623
Silgan Holdings, Inc.	306	16,340
Sonoco Products Co.	355	20,966
Westrock Co.	928	29,139
		487,269
Electrical Equipment - 5.1%
Acuity Brands, Inc.	118	22,887
AMETEK, Inc.	839	118,769
ChargePoint Holdings, Inc.*(b)	954	10,837
Eaton Corp. plc	1,451	253,823
Emerson Electric Co.	2,155	178,240
EnerSys	148	13,422
Generac Holdings, Inc.*	230	27,602
Hubbell, Inc.	196	49,302
nVent Electric plc	607	27,825
Regal Rexnord Corp.	242	38,149
Rockwell Automation, Inc.	418	123,281
Sensata Technologies Holding plc	557	28,173
Shoals Technologies Group, Inc., Class A*	494	12,123
Sunrun, Inc.*	778	18,703
Vertiv Holdings Co.	1,099	17,859
		940,995
Electronic Equipment, Instruments & Components - 4.9%
Amphenol Corp., Class A	2,168	168,063
Arrow Electronics, Inc.*	223	26,312
Avnet, Inc.	334	14,933
Cognex Corp.	629	29,827
Coherent Corp.*	507	21,867
Corning, Inc.	2,773	94,143
IPG Photonics Corp.*	118	14,542
Jabil, Inc.	490	40,685
Keysight Technologies, Inc.*	652	104,294
Littelfuse, Inc.	90	23,286
National Instruments Corp.	476	24,043
TE Connectivity Ltd.	1,159	147,564
Teledyne Technologies, Inc.*	172	73,972

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares		Value ($)
Trimble, Inc.*	898		46,750
Vontier Corp.	578		15,126
Zebra Technologies Corp., Class A*	189		56,747
			902,154
Health Care Equipment & Supplies - 0.0%(c)
GE HealthCare Technologies, Inc.*	—	(d)	25

Industrial Conglomerates - 5.6%
3M Co.	2,014		216,988
General Electric Co.	3,983		337,400
Honeywell International, Inc.	2,452		469,509
			1,023,897
IT Services - 13.2%
Accenture plc, Class A	2,296		609,703
Affirm Holdings, Inc.*(b)	763		10,392
Automatic Data Processing, Inc.	1,514		332,808
Block, Inc., Class A*	1,958		150,237
Broadridge Financial Solutions, Inc.	428		60,254
Concentrix Corp.	154		21,073
Euronet Worldwide, Inc.*	173		18,831
Fidelity National Information Services, Inc.	2,162		137,006
Fiserv, Inc.*	2,316		266,548
FleetCor Technologies, Inc.*	269		57,779
Genpact Ltd.	614		29,306
Global Payments, Inc.	986		110,629
Jack Henry & Associates, Inc.	266		43,688
Marqeta, Inc., Class A*	1,608		9,326
Maximus, Inc.	220		18,058
Paychex, Inc.	1,168		128,947
PayPal Holdings, Inc.*	4,155		305,808
Shift4 Payments, Inc., Class A*	193		12,449
SS&C Technologies Holdings, Inc.	799		46,901
Toast, Inc., Class A*	1,127		21,323
Western Union Co. (The)	1,407		18,235
WEX, Inc.*	158		30,464
			2,439,765
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	460		57,302

Machinery - 14.2%
AGCO Corp.	225		31,682
Allison Transmission Holdings, Inc.	337		16,008
Caterpillar, Inc.	1,896		454,187
Chart Industries, Inc.*	152		20,292
Crane Holdings Co.	175		20,961
Cummins, Inc.	515		125,186
Deere & Co.	1,001		419,659
Donaldson Co., Inc.	447		28,273
Dover Corp.	512		76,749
Flowserve Corp.	476		16,512
Fortive Corp.	1,289		85,925
Gates Industrial Corp. plc*	372		5,223
Graco, Inc.	614		42,698
IDEX Corp.	275		61,870
Illinois Tool Works, Inc.	1,018		237,357
Ingersoll Rand, Inc.	1,476		85,711
ITT, Inc.	303		27,540
Lincoln Electric Holdings, Inc.	210		35,265
Middleby Corp. (The)*	196		30,476
Nikola Corp.*(b)	1,246		2,766
Nordson Corp.	196		43,049
Oshkosh Corp.	239		21,316
Otis Worldwide Corp.	1,520		128,622
PACCAR, Inc.	1,898		137,036
Parker-Hannifin Corp.	468		164,666
Pentair plc	600		33,564
RBC Bearings, Inc.*(b)	107		24,590
Snap-on, Inc.	194		48,244
Timken Co. (The)	242		20,679
Toro Co. (The)	380		41,967
Westinghouse Air Brake Technologies Corp.	663		69,171
Xylem, Inc.	657		67,441
			2,624,685
Marine - 0.1%
Kirby Corp.*	218		15,812

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	261		15,271

Professional Services - 3.3%
Alight, Inc., Class A*	980		9,408
ASGN, Inc.*	182		16,161
Booz Allen Hamilton Holding Corp.	481		45,565
CACI International, Inc., Class A*	85		24,905
Clarivate plc*	1,574		15,945
Dun & Bradstreet Holdings, Inc.	794		9,536
Equifax, Inc.	447		90,531
FTI Consulting, Inc.*	126		23,147
Insperity, Inc.	130		16,132
Jacobs Solutions, Inc.	465		55,567
KBR, Inc.	499		27,500
Leidos Holdings, Inc.	497		48,244
ManpowerGroup, Inc.	185		15,703
Robert Half International, Inc.	396		31,925
Science Applications International Corp.	201		21,435
TransUnion	704		46,063
TriNet Group, Inc.*	131		10,856
Verisk Analytics, Inc.	572		97,875
			606,498
Road & Rail - 6.4%
CSX Corp.	7,667		233,767
Hertz Global Holdings, Inc.*	608		11,254
JB Hunt Transport Services, Inc.	304		54,960
Knight-Swift Transportation Holdings, Inc.	586		33,308
Landstar System, Inc.	131		23,683
Norfolk Southern Corp.	845		189,973
Old Dominion Freight Line, Inc.	330		111,956
RXO, Inc.*	419		8,619
Saia, Inc.*	96		26,004
Union Pacific Corp.	2,244		465,136
XPO, Inc.*	419		13,978
			1,172,638
Trading Companies & Distributors - 3.3%
Air Lease Corp.	377		16,317
Applied Industrial Technologies, Inc.	140		20,000
Core & Main, Inc., Class A*	264		6,154
Fastenal Co.	2,087		107,606

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Ferguson plc	759	109,372
MSC Industrial Direct Co., Inc., Class A	173	14,622
SiteOne Landscape Supply, Inc.*	163	24,179
United Rentals, Inc.	253	118,538
Univar Solutions, Inc.*	595	20,676
Watsco, Inc.	122	37,175
WESCO International, Inc.*	162	26,824
WW Grainger, Inc.	163	108,954
		610,417
TOTAL COMMON STOCKS (Cost $18,840,853)		16,096,578

SECURITIES LENDING REINVESTMENTS(e) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $11,915)	11,915	11,915

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 17.5%

REPURCHASE AGREEMENTS(f) - 17.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $3,231,583
(Cost $3,231,182)	3,231,182	3,231,182

Total Investments - 104.7% (Cost $22,083,950)		19,339,675
Liabilities in excess of other assets - (4.7%)		(870,142)
Net Assets - 100.0%		18,469,533

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,033,819.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $37,896, collateralized in the form of cash with a value of $11,915 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $26,954 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – August 15, 2051. The total value of collateral is $38,869.
(c)	Represents less than 0.05% of net assets.
(d)	Amount represents less than one share.
(e)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $11,915.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,718,942	5/8/2023	Bank of America NA	4.87%	Dow Jones U.S. IndustrialsSM Index	(1,470,482)
3,489,425	3/7/2024	BNP Paribas SA	5.12%	Dow Jones U.S. IndustrialsSM Index	40,407
4,970,549	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. IndustrialsSM Index	(1,759,095)
617,939	4/10/2023	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. IndustrialsSM Index	(39,921)
2,273,823	3/7/2023	Societe Generale	5.12%	Dow Jones U.S. IndustrialsSM Index	(551,462)
5,820,215	3/7/2023	UBS AG	4.92%	Dow Jones U.S. IndustrialsSM Index	(353,522)
20,890,893					(4,134,075)
				Total Unrealized Appreciation	40,407
				Total Unrealized Depreciation	(4,174,482)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.8%

Aerospace & Defense - 1.4%
Axon Enterprise, Inc.*	3,562	713,504
Curtiss-Wright Corp.	2,017	352,552
Hexcel Corp.	4,434	323,460
Mercury Systems, Inc.*	3,056	159,951
Woodward, Inc.	3,169	313,731
		1,863,198
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	6,251	309,862

Airlines - 0.1%
JetBlue Airways Corp.*	17,067	141,656

Auto Components - 1.3%
Adient plc*	4,996	213,429
Dana, Inc.	6,724	106,508
Fox Factory Holding Corp.*	2,226	261,555
Gentex Corp.	12,359	352,850
Goodyear Tire & Rubber Co. (The)*	14,905	169,321
Lear Corp.	3,115	435,010
Visteon Corp.*	1,483	247,720
		1,786,393
Automobiles - 0.4%
Harley-Davidson, Inc.	7,010	333,325
Thor Industries, Inc.(b)	2,828	257,320
		590,645
Banks - 6.0%
Associated Banc-Corp.	7,923	183,417
Bank of Hawaii Corp.(b)	2,108	157,805
Bank OZK	5,830	268,355
Cadence Bank	9,612	255,295
Cathay General Bancorp	3,922	168,332
Columbia Banking System, Inc.	10,934	325,068
Commerce Bancshares, Inc.	6,005	397,231
Cullen/Frost Bankers, Inc.	3,389	446,738
East West Bancorp, Inc.	7,425	565,859
First Financial Bankshares, Inc.(b)	6,839	250,854
First Horizon Corp.	28,271	700,273
FNB Corp.	18,482	263,738
Fulton Financial Corp.	8,828	151,842
Glacier Bancorp, Inc.	5,836	276,510
Hancock Whitney Corp.	4,515	221,777
Home BancShares, Inc.	9,994	240,855
International Bancshares Corp.	2,783	135,059
Old National Bancorp	15,434	272,719
PacWest Bancorp	6,206	172,216
Pinnacle Financial Partners, Inc.	4,028	298,435
Prosperity Bancshares, Inc.	4,809	353,413
Synovus Financial Corp.	7,662	320,348
Texas Capital Bancshares, Inc.*	2,629	174,119
UMB Financial Corp.	2,291	207,702
United Bankshares, Inc.	7,095	289,263
Valley National Bancorp	22,145	256,439
Washington Federal, Inc.	3,442	120,711
Webster Financial Corp.	9,167	486,951
Wintrust Financial Corp.	3,201	294,908
		8,256,232
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A*	495	160,281
Celsius Holdings, Inc.*	2,128	193,222
Coca-Cola Consolidated, Inc.	242	134,758
		488,261
Biotechnology - 1.4%
Arrowhead Pharmaceuticals, Inc.*	5,584	180,363
Exelixis, Inc.*	16,997	290,309
Halozyme Therapeutics, Inc.*	7,122	341,785
Neurocrine Biosciences, Inc.*	5,064	522,098
United Therapeutics Corp.*	2,402	590,988
		1,925,543
Building Products - 2.6%
Builders FirstSource, Inc.*	7,751	657,130
Carlisle Cos., Inc.	2,724	703,391
Fortune Brands Innovations, Inc.	6,757	418,596
Lennox International, Inc.	1,699	432,956
Owens Corning	4,924	481,518
Simpson Manufacturing Co., Inc.	2,243	241,930
Trex Co., Inc.*	5,781	295,583
UFP Industries, Inc.	3,244	277,459
		3,508,563
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	1,984	316,270
Evercore, Inc., Class A	1,882	246,881
Federated Hermes, Inc., Class B	4,455	175,304
Interactive Brokers Group, Inc., Class A	5,418	466,544
Janus Henderson Group plc	6,982	191,726
Jefferies Financial Group, Inc.	9,652	364,749
SEI Investments Co.	5,397	325,169
Stifel Financial Corp.	5,599	374,181
		2,460,824
Chemicals - 2.3%
Ashland, Inc.	2,625	267,172
Avient Corp.	4,504	196,510
Cabot Corp.	2,962	235,568
Chemours Co. (The)	7,952	271,799
Ingevity Corp.*	1,852	152,901
NewMarket Corp.	358	122,973
Olin Corp.	6,710	387,503
RPM International, Inc.	6,802	602,861
Scotts Miracle-Gro Co. (The)	2,131	175,808
Sensient Technologies Corp.	2,214	166,913
Valvoline, Inc.	9,326	328,275
Westlake Corp.	1,815	216,239
		3,124,522
Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	2,448	159,732
Clean Harbors, Inc.*	2,650	349,985
IAA, Inc.*	7,046	288,252
MSA Safety, Inc.	1,940	260,639
Stericycle, Inc.*	4,857	231,582
Tetra Tech, Inc.	2,792	382,197
		1,672,387
Communications Equipment - 0.6%
Calix, Inc.*	2,998	153,348
Ciena Corp.*	7,805	376,357
Lumentum Holdings, Inc.*	3,592	193,285
Viasat, Inc.*	3,983	126,500
		849,490

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 1.8%
AECOM	7,355	635,178
Dycom Industries, Inc.*	1,551	130,609
EMCOR Group, Inc.	2,508	419,388
Fluor Corp.*	7,485	274,475
MasTec, Inc.*	3,107	303,616
MDU Resources Group, Inc.	10,714	341,241
Valmont Industries, Inc.	1,124	356,679
		2,461,186
Construction Materials - 0.2%
Eagle Materials, Inc.	1,940	272,221

Consumer Finance - 0.3%
FirstCash Holdings, Inc.	1,976	174,382
Navient Corp.	5,576	100,647
SLM Corp.	13,185	189,600
		464,629
Containers & Packaging - 0.8%
AptarGroup, Inc.	3,439	401,400
Greif, Inc., Class A	1,349	95,847
Silgan Holdings, Inc.	4,408	235,387
Sonoco Products Co.	5,137	303,391
		1,036,025
Diversified Consumer Services - 0.9%
Graham Holdings Co., Class B	203	127,212
Grand Canyon Education, Inc.*	1,617	183,190
H&R Block, Inc.	8,191	301,429
Service Corp. International	8,103	547,195
		1,159,026
Diversified Financial Services - 0.3%
Voya Financial, Inc.	5,119	381,314

Diversified Telecommunication Services - 0.5%
Frontier Communications Parent, Inc.	11,745	321,343
Iridium Communications, Inc.*	6,620	406,270
		727,613
Electric Utilities - 1.1%
ALLETE, Inc.	3,010	184,182
Hawaiian Electric Industries, Inc.	5,768	233,316
IDACORP, Inc.	2,663	275,354
OGE Energy Corp.	10,547	376,739
PNM Resources, Inc.	4,523	221,627
Portland General Electric Co.	4,704	224,851
		1,516,069
Electrical Equipment - 1.9%
Acuity Brands, Inc.	1,693	328,374
EnerSys	2,151	195,074
Hubbell, Inc.	2,829	711,607
nVent Electric plc	8,776	402,292
Regal Rexnord Corp.	3,484	549,218
SunPower Corp.*	4,498	67,560
Sunrun, Inc.*	11,228	269,921
Vicor Corp.*	1,174	55,178
		2,579,224
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics, Inc.*	3,239	382,170
Avnet, Inc.	4,820	215,502
Belden, Inc.	2,254	190,193
Cognex Corp.	9,110	431,996
Coherent Corp.*	7,306	315,108
IPG Photonics Corp.*	1,693	208,645
Jabil, Inc.	7,094	589,015
Littelfuse, Inc.	1,304	337,384
National Instruments Corp.	6,878	347,408
Novanta, Inc.*	1,880	294,991
TD SYNNEX Corp.	2,214	213,695
Vishay Intertechnology, Inc.	6,828	144,958
Vontier Corp.	8,326	217,891
		3,888,956
Energy Equipment & Services - 0.6%
ChampionX Corp.	10,508	321,229
NOV, Inc.	20,694	452,785
		774,014
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	2,283	191,772

Equity Real Estate Investment Trusts (REITs) - 6.5%
Agree Realty Corp.	4,645	328,773
Apartment Income REIT Corp.	7,900	298,620
Brixmor Property Group, Inc.	15,802	357,757
Corporate Office Properties Trust	5,924	150,647
Cousins Properties, Inc.	7,980	195,430
CubeSmart	11,830	555,892
Douglas Emmett, Inc.	9,263	130,886
EastGroup Properties, Inc.	2,296	374,868
EPR Properties	3,952	161,400
First Industrial Realty Trust, Inc.	6,966	367,456
Healthcare Realty Trust, Inc.	20,051	390,995
Highwoods Properties, Inc.	5,543	146,889
Independence Realty Trust, Inc.	11,795	213,372
JBG SMITH Properties	5,222	90,079
Kilroy Realty Corp.	5,542	199,623
Kite Realty Group Trust	11,545	250,757
Lamar Advertising Co., Class A	4,597	480,662
Life Storage, Inc.	4,477	539,568
Macerich Co. (The)	11,319	135,262
Medical Properties Trust, Inc.	31,507	324,522
National Retail Properties, Inc.	9,417	426,778
National Storage Affiliates Trust	4,452	188,320
Omega Healthcare Investors, Inc.	12,339	330,562
Park Hotels & Resorts, Inc.	11,848	162,910
Pebblebrook Hotel Trust	6,928	98,863
Physicians Realty Trust	12,028	178,375
PotlatchDeltic Corp.	4,256	196,457
Rayonier, Inc.	7,714	259,036
Rexford Industrial Realty, Inc.	9,667	584,467
Sabra Health Care REIT, Inc.	12,171	144,957
SL Green Realty Corp.(b)	3,390	115,435
SL Green Realty Corp.	1	29
Spirit Realty Capital, Inc.	7,359	303,044
Vornado Realty Trust	8,452	167,181
		8,849,872
Food & Staples Retailing - 1.2%
BJ’s Wholesale Club Holdings, Inc.*	7,114	510,785
Casey’s General Stores, Inc.	1,962	407,998
Grocery Outlet Holding Corp.*	4,664	126,161
Performance Food Group Co.*	8,201	464,095
Sprouts Farmers Market, Inc.*	5,577	168,927
		1,677,966
Food Products - 1.2%
Darling Ingredients, Inc.*	8,452	534,758
Flowers Foods, Inc.	10,123	282,229
Ingredion, Inc.	3,454	343,328

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Lancaster Colony Corp.	1,045	200,619
Pilgrim’s Pride Corp.*	2,369	55,411
Post Holdings, Inc.*	2,866	257,825
		1,674,170
Gas Utilities - 1.2%
National Fuel Gas Co.	4,818	275,975
New Jersey Resources Corp.	5,070	258,722
ONE Gas, Inc.	2,853	228,697
Southwest Gas Holdings, Inc.	3,250	204,783
Spire, Inc.	2,766	194,726
UGI Corp.	11,030	410,647
		1,573,550
Health Care Equipment & Supplies - 2.9%
Enovis Corp.*	2,508	144,512
Envista Holdings Corp.*	8,589	332,051
Globus Medical, Inc., Class A*	4,079	237,969
Haemonetics Corp.*	2,668	207,490
ICU Medical, Inc.*	1,061	181,049
Inari Medical, Inc.*	2,545	143,182
Integra LifeSciences Holdings Corp.*	3,829	212,969
Lantheus Holdings, Inc.*	3,627	268,253
LivaNova plc*	2,819	133,395
Masimo Corp.*	2,549	426,473
Neogen Corp.*	11,386	201,418
Omnicell, Inc.*	2,354	128,152
Penumbra, Inc.*	2,002	520,500
QuidelOrtho Corp.*	2,818	244,997
Shockwave Medical, Inc.*	1,904	362,217
STAAR Surgical Co.*	2,541	140,746
Tandem Diabetes Care, Inc.*	3,389	121,530
		4,006,903
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.*	4,793	347,540
Amedisys, Inc.*	1,711	157,327
Chemed Corp.	783	408,397
Encompass Health Corp.	5,256	297,069
HealthEquity, Inc.*	4,454	290,267
Option Care Health, Inc.*	8,146	249,838
Patterson Cos., Inc.	4,563	121,011
Progyny, Inc.*	3,966	148,963
R1 RCM, Inc.*	7,245	102,879
Tenet Healthcare Corp.*	5,697	333,445
		2,456,736
Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	4,179	272,178
Choice Hotels International, Inc.	1,460	172,806
Churchill Downs, Inc.	1,735	426,428
Cracker Barrel Old Country Store, Inc.	1,167	127,156
Light & Wonder, Inc.*	4,935	308,981
Marriott Vacations Worldwide Corp.	2,017	308,581
Papa John’s International, Inc.	1,693	142,127
Penn Entertainment, Inc.*	8,174	249,552
Texas Roadhouse, Inc.	3,525	357,929
Travel + Leisure Co.	4,282	179,630
Wendy’s Co. (The)	8,981	197,223
Wingstop, Inc.	1,575	268,301
Wyndham Hotels & Resorts, Inc.	4,653	358,374
		3,369,266
Household Durables - 1.3%
Helen of Troy Ltd.*	1,263	142,327
KB Home	4,376	154,342
Leggett & Platt, Inc.	6,984	240,878
Taylor Morrison Home Corp., Class A*	5,710	204,589
Tempur Sealy International, Inc.	9,008	385,002
Toll Brothers, Inc.	5,553	332,847
TopBuild Corp.*	1,684	349,582
		1,809,567
Household Products - 0.1%
Energizer Holdings, Inc.	3,492	126,515

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	2,568	217,047

Insurance - 3.5%
American Financial Group, Inc.	3,678	493,257
Brighthouse Financial, Inc.*	3,642	210,617
CNO Financial Group, Inc.	6,029	154,463
First American Financial Corp.	5,457	309,848
Hanover Insurance Group, Inc. (The)	1,874	261,386
Kemper Corp.	3,366	207,346
Kinsale Capital Group, Inc.	1,135	361,724
Old Republic International Corp.	14,911	393,203
Primerica, Inc.	1,942	372,747
Reinsurance Group of America, Inc.	3,522	508,823
RenaissanceRe Holdings Ltd.	2,303	494,915
RLI Corp.	2,128	293,472
Selective Insurance Group, Inc.	3,174	322,256
Unum Group	9,852	438,907
		4,822,964
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	5,520	119,067
Ziff Davis, Inc.*	2,485	196,265
		315,332
IT Services - 1.8%
Concentrix Corp.	2,231	305,290
Euronet Worldwide, Inc.*	2,481	270,057
ExlService Holdings, Inc.*	1,743	286,741
Genpact Ltd.	8,883	423,986
Kyndryl Holdings, Inc.*	10,754	168,730
Maximus, Inc.	3,188	261,671
Western Union Co. (The)	20,347	263,697
WEX, Inc.*	2,296	442,692
		2,422,864
Leisure Products - 1.0%
Brunswick Corp.	3,819	333,857
Mattel, Inc.*	18,673	335,928
Polaris, Inc.	2,871	326,576
Topgolf Callaway Brands Corp.*	7,305	169,330
YETI Holdings, Inc.*	4,545	177,164
		1,342,855
Life Sciences Tools & Services - 1.2%
Azenta, Inc.*	3,951	173,409
Bruker Corp.	5,269	363,140
Medpace Holdings, Inc.*	1,327	257,279
Repligen Corp.*	2,720	474,286
Sotera Health Co.*	5,205	86,871
Syneos Health, Inc.*	5,422	218,073
		1,573,058
Machinery - 4.1%
AGCO Corp.	3,261	459,181

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Chart Industries, Inc.*	2,195	293,032
Crane Holdings Co.	2,513	301,007
Donaldson Co., Inc.	6,451	408,026
Esab Corp.	2,721	159,587
Flowserve Corp.	6,887	238,910
Graco, Inc.	8,879	617,446
ITT, Inc.	4,355	395,826
Kennametal, Inc.	4,246	120,289
Lincoln Electric Holdings, Inc.	3,042	510,843
Middleby Corp. (The)*	2,838	441,281
Oshkosh Corp.	3,445	307,259
Terex Corp.	3,555	210,491
Timken Co. (The)	3,486	297,879
Toro Co. (The)	5,490	606,316
Watts Water Technologies, Inc., Class A	1,438	251,981
		5,619,354
Marine - 0.2%
Kirby Corp.*	3,157	228,977

Media - 0.9%
Cable One, Inc.	253	174,724
John Wiley & Sons, Inc., Class A	2,262	100,636
New York Times Co. (The), Class A	8,662	333,487
Nexstar Media Group, Inc., Class A	1,986	369,198
TEGNA, Inc.	11,756	204,555
		1,182,600
Metals & Mining - 2.3%
Alcoa Corp.	9,322	456,219
Cleveland-Cliffs, Inc.*	27,149	579,088
Commercial Metals Co.	6,183	319,970
MP Materials Corp.*	4,863	170,205
Reliance Steel & Aluminum Co.	3,091	766,074
Royal Gold, Inc.	3,458	410,776
United States Steel Corp.	12,348	378,219
Worthington Industries, Inc.	1,598	96,583
		3,177,134
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Annaly Capital Management, Inc.	24,649	509,741

Multiline Retail - 0.6%
Kohl’s Corp.	6,145	172,306
Macy’s, Inc.	14,277	292,107
Nordstrom, Inc.	5,871	114,367
Ollie’s Bargain Outlet Holdings, Inc.*	3,068	176,533
		755,313
Multi-Utilities - 0.3%
Black Hills Corp.	3,427	210,452
NorthWestern Corp.	3,044	175,882
		386,334
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp.	17,648	186,010
Antero Resources Corp.*	14,547	381,131
CNX Resources Corp.*	9,510	145,979
DT Midstream, Inc.	5,097	255,869
Equitrans Midstream Corp.	22,801	137,490
HF Sinclair Corp.	7,088	352,415
Matador Resources Co.	5,914	318,114
Murphy Oil Corp.	7,699	300,415
PBF Energy, Inc., Class A	6,021	263,178
PDC Energy, Inc.	4,854	325,752
Range Resources Corp.	12,731	342,973
Southwestern Energy Co.*	58,145	308,169
		3,317,495
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,777	220,992

Personal Products - 0.3%
BellRing Brands, Inc.*	7,136	220,360
Coty, Inc., Class A*	19,263	217,672
		438,032
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	3,318	465,847
Perrigo Co. plc	7,094	267,373
		733,220
Professional Services - 1.5%
ASGN, Inc.*	2,629	233,455
CACI International, Inc., Class A*	1,239	363,027
FTI Consulting, Inc.*	1,815	333,434
Insperity, Inc.	1,878	233,041
KBR, Inc.	7,229	398,390
ManpowerGroup, Inc.	2,663	226,035
Science Applications International Corp.	2,904	309,683
		2,097,065
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	2,500	436,150

Road & Rail - 1.5%
Avis Budget Group, Inc.*	1,308	287,315
Knight-Swift Transportation Holdings, Inc.	8,465	481,151
Landstar System, Inc.	1,891	341,874
Ryder System, Inc.	2,647	259,168
Saia, Inc.*	1,395	377,864
Werner Enterprises, Inc.	3,095	143,763
XPO, Inc.*	6,068	202,428
		2,093,563
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems, Inc.*	3,427	149,691
Amkor Technology, Inc.	5,291	136,296
Cirrus Logic, Inc.*	2,902	298,181
Lattice Semiconductor Corp.*	7,219	613,326
MACOM Technology Solutions Holdings, Inc.*	2,691	184,441
MKS Instruments, Inc.	3,012	291,953
Power Integrations, Inc.	3,012	247,737
Silicon Laboratories, Inc.*	1,754	313,142
SiTime Corp.*	848	105,279
Synaptics, Inc.*	2,102	247,216
Universal Display Corp.	2,290	311,097
Wolfspeed, Inc.*	6,544	484,125
		3,382,484
Software - 2.8%
ACI Worldwide, Inc.*	5,922	153,084
Aspen Technology, Inc.*	1,529	324,163
Blackbaud, Inc.*	2,350	130,872
CommVault Systems, Inc.*	2,346	138,133
Dynatrace, Inc.*	11,360	483,141
Envestnet, Inc.*	2,915	182,217
Fair Isaac Corp.*	1,313	889,413
Manhattan Associates, Inc.*	3,287	472,506
NCR Corp.*	7,240	184,837
Paylocity Holding Corp.*	2,171	418,156

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Qualys, Inc.*	1,823	215,387
Teradata Corp.*	5,363	218,596
		3,810,505
Specialty Retail - 2.5%
AutoNation, Inc.*	1,800	245,718
Dick’s Sporting Goods, Inc.	2,929	376,757
Five Below, Inc.*	2,924	597,373
Foot Locker, Inc.	4,178	182,662
GameStop Corp., Class A*(b)	13,319	256,124
Gap, Inc. (The)	11,116	144,619
Lithia Motors, Inc., Class A	1,440	367,459
Murphy USA, Inc.	1,095	279,324
RH*	1,013	302,918
Victoria’s Secret & Co.*	4,280	169,659
Williams-Sonoma, Inc.	3,516	439,219
		3,361,832
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer, Inc.*	2,450	240,027
Xerox Holdings Corp.	5,906	97,390
		337,417
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd.*	6,785	336,333
Carter’s, Inc.	2,011	151,609
Columbia Sportswear Co.	1,866	162,715
Crocs, Inc.*	3,254	396,044
Deckers Outdoor Corp.*	1,395	580,808
Hanesbrands, Inc.	18,387	104,438
PVH Corp.	3,435	275,625
Skechers USA, Inc., Class A*	7,070	314,686
Under Armour, Inc., Class A*	9,942	98,724
Under Armour, Inc., Class C*	10,383	91,370
		2,512,352
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	5,673	243,655
MGIC Investment Corp.	15,652	215,372
New York Community Bancorp, Inc.	35,841	318,268
		777,295
Trading Companies & Distributors - 0.9%
GATX Corp.	1,855	202,362
MSC Industrial Direct Co., Inc., Class A	2,487	210,201
Univar Solutions, Inc.*	8,597	298,746
Watsco, Inc.	1,752	533,852
		1,245,161
Water Utilities - 0.4%
Essential Utilities, Inc.	12,576	538,001

TOTAL COMMON STOCKS (Cost $109,273,074)		115,829,307

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $234,531)	234,531	234,531

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 16.0%

REPURCHASE AGREEMENTS(d) - 16.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $21,829,723
(Cost $21,827,014)	21,827,014	21,827,014

Total Investments - 101.0% (Cost $131,334,619)		137,890,852
Liabilities in excess of other assets - (1.0%)		(1,385,228)
Net Assets - 100.0%		136,505,624

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $35,300,149.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $314,951, collateralized in the form of cash with a value of $234,531 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $87,970 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $322,501.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $234,531.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	45	3/17/2023	USD	$11,714,400	$571,858

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
13,625,801	5/8/2023	Bank of America NA	4.97%	S&P MidCap 400®	(2,924,520)
21,745,623	5/8/2023	BNP Paribas SA	5.02%	S&P MidCap 400®	(7,690,008)
11,318,856	4/10/2023	Citibank NA	4.97%	S&P MidCap 400®	(3,408,958)
21,681,623	3/7/2023	Goldman Sachs International	4.84%	SPDR® S&P MidCap 400® ETF Trust	(4,626,327)
33,217,928	3/7/2023	Goldman Sachs International	5.07%	S&P MidCap 400®	(321,480)
9,620,507	3/6/2024	Morgan Stanley & Co. International plc	5.12%	S&P MidCap 400®	758,384
22,174,762	3/7/2023	Societe Generale	4.84%	S&P MidCap 400®	(4,253,910)
12,112,112	3/7/2023	UBS AG	4.92%	S&P MidCap 400®	(4,343,359)
145,497,212					(26,810,178)
				Total Unrealized Appreciation	758,384
				Total Unrealized Depreciation	(27,568,562)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 55.0%

REPURCHASE AGREEMENTS(a) - 55.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,332,877
(Cost $2,332,587)	2,332,587	2,332,587

Total Investments - 55.0% (Cost $2,332,587)		2,332,587
Other assets less liabilities - 45.0%		1,911,073
Net Assets - 100.0%		4,243,660

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
400,571	4/10/2025	Bank of America NA	4.87%	iShares® MSCI Brazil Capped ETF	(41,511)
2,832,213	4/10/2023	Citibank NA	4.87%	iShares® MSCI Brazil Capped ETF	(978,754)
2,623,206	4/10/2023	Goldman Sachs International	3.57%	iShares® MSCI Brazil Capped ETF	(1,723,942)
87,676	4/10/2023	Morgan Stanley & Co. International plc	5.02%	iShares® MSCI Brazil Capped ETF	4,396
30,997	4/10/2023	Societe Generale	4.57%	iShares® MSCI Brazil Capped ETF	(549,410)
2,529,331	4/10/2023	UBS AG	4.57%	iShares® MSCI Brazil Capped ETF	(847,679)
8,503,994					(4,136,900)
				Total Unrealized Appreciation	4,396
				Total Unrealized Depreciation	(4,141,296)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 66.3%

REPURCHASE AGREEMENTS(a) - 66.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $8,942,944
(Cost $8,941,834)	8,941,834	8,941,834

Total Investments - 66.3% (Cost $8,941,834)		8,941,834
Other assets less liabilities - 33.7%		4,543,021
Net Assets - 100.0%		13,484,855

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
5,354,602	4/10/2025	Bank of America NA	4.87%	iShares® MSCI EAFE ETF	661,808
4,113,318	4/10/2023	Citibank NA	4.97%	iShares® MSCI EAFE ETF	(1,198,585)
2,791,845	3/7/2023	Goldman Sachs International	5.17%	iShares® MSCI EAFE ETF	(260,955)
2,659	11/9/2023	Morgan Stanley & Co. International plc	5.02%	iShares® MSCI EAFE ETF	(401)
6,425,232	3/7/2023	Societe Generale	5.07%	iShares® MSCI EAFE ETF	(944,790)
8,290,450	3/7/2023	UBS AG	4.77%	iShares® MSCI EAFE ETF	(863,251)
26,978,106					(2,606,174)
				Total Unrealized Appreciation	661,808
				Total Unrealized Depreciation	(3,267,982)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 71.9%

REPURCHASE AGREEMENTS(a) - 71.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $12,202,134
(Cost $12,200,620)	12,200,620	12,200,620

Total Investments - 71.9% (Cost $12,200,620)		12,200,620
Other assets less liabilities - 28.1%		4,779,107
Net Assets - 100.0%		16,979,727

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,655,337	5/8/2023	Bank of America NA	4.82%	iShares® MSCI Emerging Markets ETF	(6,467,703)
4,849,026	4/10/2023	Citibank NA	4.72%	iShares® MSCI Emerging Markets ETF	(760,658)
461,258	3/7/2023	Goldman Sachs International	4.87%	iShares® MSCI Emerging Markets ETF	(613,633)
94,965	4/10/2023	Morgan Stanley & Co. International plc	5.02%	iShares® MSCI Emerging Markets ETF	(31,214)
8,695,106	3/7/2023	Societe Generale	4.32%	iShares® MSCI Emerging Markets ETF	(2,705,007)
12,360,947	4/10/2025	UBS AG	4.37%	iShares® MSCI Emerging Markets ETF	1,212,446
34,116,639					(9,365,769)
				Total Unrealized Appreciation	1,212,446
				Total Unrealized Depreciation	(10,578,215)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 49.2%

iShares MSCI Japan ETF
(Cost $2,509,826)	46,250	2,587,225

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 21.4%

REPURCHASE AGREEMENTS(a) - 21.4%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $1,122,797
(Cost $1,122,658)	1,122,658	1,122,658

Total Investments - 70.6% (Cost $3,632,484)		3,709,883
Other assets less liabilities - 29.4%		1,545,248
Net Assets - 100.0%		5,255,131

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
871,871	12/14/2023	Bank of America NA	4.92%	iShares® MSCI Japan ETF	(213,224)
3,411,791	4/10/2025	Citibank NA	5.07%	iShares® MSCI Japan ETF	(7,051)
8,888	3/7/2023	Goldman Sachs International	5.07%	iShares® MSCI Japan ETF	(895,128)
163,797	11/9/2023	Morgan Stanley & Co. International plc	5.02%	iShares® MSCI Japan ETF	(38,010)
1,503,372	3/7/2023	Societe Generale	4.72%	iShares® MSCI Japan ETF	(146,077)
1,989,774	11/9/2023	UBS AG	4.57%	iShares® MSCI Japan ETF	139,867
7,949,493					(1,159,623)
				Total Unrealized Appreciation	139,867
				Total Unrealized Depreciation	(1,299,490)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.0%

Biotechnology - 62.6%
2seventy bio, Inc.*	2,927	39,485
4D Molecular Therapeutics, Inc.*	2,499	48,081
89bio, Inc.*(b)	3,592	48,923
Abcam plc, ADR*	2,386	34,382
Absci Corp.*	7,133	15,122
ACADIA Pharmaceuticals, Inc.*	12,500	258,625
Acumen Pharmaceuticals, Inc.*(b)	3,158	16,643
Adaptimmune Therapeutics plc, ADR*	11,164	19,760
Adicet Bio, Inc.*	3,308	26,067
ADMA Biologics, Inc.*	17,054	60,542
Affimed NV*	11,526	10,479
Agios Pharmaceuticals, Inc.*	4,242	107,365
Akero Therapeutics, Inc.*	3,611	164,337
Alaunos Therapeutics, Inc.*(b)	18,557	10,299
Alector, Inc.*	6,384	54,519
Alkermes plc*	12,683	339,143
Allakos, Inc.*	6,577	39,133
Allogene Therapeutics, Inc.*	11,132	70,688
Allovir, Inc.*(b)	7,192	48,546
Alnylam Pharmaceuticals, Inc.*	9,496	1,818,009
Alpine Immune Sciences, Inc.*	3,543	28,238
Altimmune, Inc.*	3,793	47,754
ALX Oncology Holdings, Inc.*	3,147	20,833
Amarin Corp. plc, ADR*	30,990	62,910
Amgen, Inc.	23,508	5,445,863
Amicus Therapeutics, Inc.*	21,670	285,827
AnaptysBio, Inc.*	2,195	54,656
Anavex Life Sciences Corp.*(b)	6,016	57,272
Annexon, Inc.*	3,677	19,598
Apellis Pharmaceuticals, Inc.*	8,535	558,872
Arbutus Biopharma Corp.*	12,078	33,577
Arcellx, Inc.*	3,385	94,814
Arcturus Therapeutics Holdings, Inc.*	2,046	33,248
Arcutis Biotherapeutics, Inc.*	4,702	76,078
Ardelyx, Inc.*	14,472	41,679
Argenx SE, ADR*	2,395	876,618
Arrowhead Pharmaceuticals, Inc.*	8,181	264,246
ARS Pharmaceuticals, Inc.*(b)	7,238	64,563
Ascendis Pharma A/S, ADR*	4,311	478,909
Atara Biotherapeutics, Inc.*	7,324	29,662
Aurinia Pharmaceuticals, Inc.*	10,970	99,717
Avidity Biosciences, Inc.*	5,129	121,557
Beam Therapeutics, Inc.*	5,439	218,865
BeiGene Ltd., ADR*(b)	3,692	829,334
BELLUS Health, Inc.*(b)	9,710	74,767
Bicycle Therapeutics plc, ADR*(b)	1,971	44,801
BioAtla, Inc.*	3,563	10,618
BioCryst Pharmaceuticals, Inc.*	14,390	127,351
Biogen, Inc.*	11,031	2,976,826
BioMarin Pharmaceutical, Inc.*	14,346	1,428,718
Biomea Fusion, Inc.*	2,270	29,147
BioNTech SE, ADR	7,099	923,225
Bluebird Bio, Inc.*	7,939	41,283
Blueprint Medicines Corp.*	4,617	195,622
Bridgebio Pharma, Inc.*	11,539	131,775
C4 Therapeutics, Inc.*	3,780	19,921
Caribou Biosciences, Inc.*	4,709	28,678
Centessa Pharmaceuticals plc, ADR*(b)	4,052	14,263
Century Therapeutics, Inc.*(b)	4,553	20,534
Chinook Therapeutics, Inc.*	4,935	107,682
Cogent Biosciences, Inc.*	5,395	71,376
Coherus Biosciences, Inc.*	6,003	40,640
Compass Pathways plc, ADR*(b)	1,827	15,073
Concert Pharmaceuticals, Inc.*(b)	4,802	40,241
Crinetics Pharmaceuticals, Inc.*	4,153	81,565
CRISPR Therapeutics AG*	6,042	297,991
Cullinan Oncology, Inc.*	3,534	39,899
CureVac NV*	17,244	148,988
Cytokinetics, Inc.*	7,305	316,745
Day One Biopharmaceuticals, Inc.*	5,678	104,589
Deciphera Pharmaceuticals, Inc.*	5,753	83,419
Denali Therapeutics, Inc.*	10,483	284,613
Design Therapeutics, Inc.*(b)	4,316	30,514
Dyne Therapeutics, Inc.*	4,025	51,842
Eagle Pharmaceuticals, Inc.*	1,005	28,140
Editas Medicine, Inc.*	5,308	47,984
Eiger BioPharmaceuticals, Inc.*	3,403	6,398
Enanta Pharmaceuticals, Inc.*	1,606	77,891
EQRx, Inc.*	37,703	85,209
Erasca, Inc.*(b)	10,634	38,282
Evelo Biosciences, Inc.*(b)	8,462	5,246
Exelixis, Inc.*	24,899	425,275
Exscientia plc, ADR*(b)	2,789	18,156
Fate Therapeutics, Inc.*	7,500	45,900
FibroGen, Inc.*	7,252	160,994
Foghorn Therapeutics, Inc.*	3,228	18,496
G1 Therapeutics, Inc.*	3,908	14,147
Galapagos NV, ADR*	1,034	38,759
Generation Bio Co.*	4,587	18,165
Genmab A/S, ADR*(b)	3,301	123,986
Geron Corp.*	33,741	93,800
Gilead Sciences, Inc.	76,660	6,173,430
Gossamer Bio, Inc.*(b)	7,293	12,617
Gracell Biotechnologies, Inc., ADR*	5,149	10,349
Graphite Bio, Inc.*	4,489	11,806
GreenLight Biosciences Holdings PBC*	11,700	5,616
Grifols SA, ADR*	8,584	74,337
Gritstone bio, Inc.*	6,437	15,771
Halozyme Therapeutics, Inc.*	10,438	500,920
HilleVax, Inc.*(b)	2,574	43,372
Horizon Therapeutics plc*	17,493	1,915,309
Humacyte, Inc.*(b)	7,960	24,358
Ideaya Biosciences, Inc.*	3,712	65,517
IGM Biosciences, Inc.*	2,250	47,295
I-Mab, ADR*	4,204	18,077
Immuneering Corp., Class A*(b)	2,038	9,966
ImmunityBio, Inc.*(b)	30,901	75,398
Immunocore Holdings plc, ADR*	1,986	108,932
ImmunoGen, Inc.*	17,040	66,115
Immunovant, Inc.*	9,972	174,211
Incyte Corp.*	17,173	1,321,978
Inhibrx, Inc.*	3,363	80,914
Inovio Pharmaceuticals, Inc.*(b)	19,259	24,266
Insmed, Inc.*	10,457	213,114
Instil Bio, Inc.*	10,017	7,784
Intellia Therapeutics, Inc.*	6,072	243,912
Intercept Pharmaceuticals, Inc.*	3,198	64,536
Invivyd, Inc.*	8,415	14,642
Ionis Pharmaceuticals, Inc.*	10,966	393,679
Iovance Biotherapeutics, Inc.*	12,184	88,821
Ironwood Pharmaceuticals, Inc.*	11,840	133,437

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
iTeos Therapeutics, Inc.*	2,746	48,632
IVERIC bio, Inc.*	10,504	218,273
Karuna Therapeutics, Inc.*	2,652	528,862
Karyopharm Therapeutics, Inc.*	8,741	26,398
Keros Therapeutics, Inc.*	2,127	113,199
Kezar Life Sciences, Inc.*	5,262	33,098
Kiniksa Pharmaceuticals Ltd., Class A*	2,665	34,272
Kinnate Biopharma, Inc.*	3,408	17,994
Kodiak Sciences, Inc.*	4,036	26,234
Krystal Biotech, Inc.*	1,987	162,755
Kura Oncology, Inc.*	5,268	62,795
Kymera Therapeutics, Inc.*	4,235	132,894
Legend Biotech Corp., ADR*	5,001	230,946
Lexicon Pharmaceuticals, Inc.*	14,569	32,780
Lyell Immunopharma, Inc.*(b)	19,246	41,379
MacroGenics, Inc.*	4,745	28,897
Madrigal Pharmaceuticals, Inc.*	1,321	358,004
MannKind Corp.*	20,317	107,274
MeiraGTx Holdings plc*	3,452	26,649
Mersana Therapeutics, Inc.*	7,701	46,668
Merus NV*	3,573	68,137
Mirati Therapeutics, Inc.*	4,444	203,713
Mirum Pharmaceuticals, Inc.*	2,846	66,909
Moderna, Inc.*	29,640	4,114,328
Monte Rosa Therapeutics, Inc.*(b)	3,736	22,715
Morphic Holding, Inc.*	2,977	126,582
Myriad Genetics, Inc.*	6,255	118,345
Neurocrine Biosciences, Inc.*	7,422	765,208
Nkarta, Inc.*	3,768	15,826
Novavax, Inc.*(b)	6,059	56,106
Nurix Therapeutics, Inc.*	3,639	34,316
Nuvalent, Inc., Class A*(b)	3,937	119,252
Omega Therapeutics, Inc.*	3,708	23,954
PepGen, Inc.*	1,825	27,868
PMV Pharmaceuticals, Inc.*	3,525	25,415
Poseida Therapeutics, Inc.*	6,634	37,747
Precigen, Inc.*	19,372	24,409
Prelude Therapeutics, Inc.*(b)	2,815	15,933
Prometheus Biosciences, Inc.*	3,582	438,401
Protagonist Therapeutics, Inc.*	3,796	61,571
Prothena Corp. plc*	3,733	208,152
PTC Therapeutics, Inc.*	5,548	242,281
RAPT Therapeutics, Inc.*	2,623	77,247
Recursion Pharmaceuticals, Inc., Class A*	14,025	114,304
Regeneron Pharmaceuticals, Inc.*	8,261	6,281,830
REGENXBIO, Inc.*	3,342	74,360
Relay Therapeutics, Inc.*	9,332	150,712
Repare Therapeutics, Inc.*(b)	3,239	33,200
Replimune Group, Inc.*	4,365	95,594
REVOLUTION Medicines, Inc.*	6,854	183,413
Rhythm Pharmaceuticals, Inc.*(b)	4,350	105,749
Rocket Pharmaceuticals, Inc.*	5,842	112,225
Roivant Sciences Ltd.*(b)	55,995	453,000
Sage Therapeutics, Inc.*	4,591	191,169
Sana Biotechnology, Inc.*(b)	14,723	54,033
Sangamo Therapeutics, Inc.*	12,649	38,579
Sarepta Therapeutics, Inc.*	6,776	827,553
Scholar Rock Holding Corp.*	3,988	34,217
Seagen, Inc.*	14,332	2,575,317
Selecta Biosciences, Inc.*	11,814	19,257
Seres Therapeutics, Inc.*	9,618	48,571
SpringWorks Therapeutics, Inc.*	4,816	153,630
Stoke Therapeutics, Inc.*	3,044	27,061
Summit Therapeutics, Inc.*	15,540	27,972
Sutro Biopharma, Inc.*	4,437	25,025
Syndax Pharmaceuticals, Inc.*	5,257	133,265
Tango Therapeutics, Inc.*	6,807	35,601
Travere Therapeutics, Inc.*	4,954	109,781
Twist Bioscience Corp.*	4,366	84,962
Ultragenyx Pharmaceutical, Inc.*	5,410	240,691
uniQure NV*	3,613	75,728
United Therapeutics Corp.*	3,517	865,323
UroGen Pharma Ltd.*	1,783	18,365
Vanda Pharmaceuticals, Inc.*	4,368	28,130
Vaxcyte, Inc.*	6,096	249,753
Veracyte, Inc.*	5,539	136,315
Vertex Pharmaceuticals, Inc.*	19,805	5,749,193
Verve Therapeutics, Inc.*(b)	4,754	90,326
Vir Biotechnology, Inc.*	10,276	234,293
Xencor, Inc.*	4,626	148,633
Xenon Pharmaceuticals, Inc.*	4,828	190,513
Zai Lab Ltd., ADR*	5,328	197,935
Zentalis Pharmaceuticals, Inc.*	4,406	83,406
		63,516,253
Health Care Equipment & Supplies - 0.6%
Cue Health, Inc.*	11,537	24,805
Novocure Ltd.*	8,100	623,457
		648,262
Health Care Providers & Services - 0.4%
23andMe Holding Co.*	22,134	55,557
Castle Biosciences, Inc.*	2,033	51,191
Guardant Health, Inc.*	7,906	244,216
PetIQ, Inc.*	2,237	20,849
		371,813
Life Sciences Tools & Services - 3.9%
AbCellera Biologics, Inc.*	22,083	185,497
Adaptive Biotechnologies Corp.*	11,040	94,392
Codexis, Inc.*	5,071	24,518
Illumina, Inc.*	12,142	2,418,686
Maravai LifeSciences Holdings, Inc., Class A*	10,153	149,757
MaxCyte, Inc.*	7,877	35,762
Medpace Holdings, Inc.*	2,401	465,506
NanoString Technologies, Inc.*	3,599	35,126
Nautilus Biotechnology, Inc.*(b)	9,628	20,411
Pacific Biosciences of California, Inc.*	17,452	158,464
Quantum-Si, Inc.*(b)	9,253	16,841
Syneos Health, Inc.*	7,944	319,508
		3,924,468
Pharmaceuticals - 10.5%
Aclaris Therapeutics, Inc.*	5,147	64,132
Amphastar Pharmaceuticals, Inc.*	3,731	118,870
Amylyx Pharmaceuticals, Inc.*	5,113	178,035
ANI Pharmaceuticals, Inc.*	1,347	56,358
Arvinas, Inc.*	4,108	125,910
AstraZeneca plc, ADR	47,155	3,073,563
ATAI Life Sciences NV*(b)	12,805	21,512
Atea Pharmaceuticals, Inc.*	6,429	22,759
Avadel Pharmaceuticals plc, ADR*(b)	4,693	46,695
Axsome Therapeutics, Inc.*(b)	3,352	228,573
Cara Therapeutics, Inc.*	4,147	42,133
Collegium Pharmaceutical, Inc.*	2,590	68,713
Cymabay Therapeutics, Inc.*	7,303	58,424
DICE Therapeutics, Inc.*	3,679	109,781
Edgewise Therapeutics, Inc.*	4,879	46,741
Esperion Therapeutics, Inc.*	5,687	35,146

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Evolus, Inc.*	4,341	39,373
Fulcrum Therapeutics, Inc.*	4,760	28,750
Harmony Biosciences Holdings, Inc.*	4,578	201,569
Harrow Health, Inc.*	2,116	37,919
HUTCHMED China Ltd., ADR*(b)	2,855	47,250
Innoviva, Inc.*	5,385	64,997
Intra-Cellular Therapies, Inc.*	7,311	358,458
Jazz Pharmaceuticals plc*	4,860	682,344
Ligand Pharmaceuticals, Inc.*	1,305	94,143
Marinus Pharmaceuticals, Inc.*(b)	3,682	25,406
Nektar Therapeutics*	14,510	20,024
NGM Biopharmaceuticals, Inc.*	6,309	29,905
Ocular Therapeutix, Inc.*	5,945	35,908
Omeros Corp.*	4,844	18,262
Optinose, Inc.*(b)	8,479	15,262
Pacira BioSciences, Inc.*	3,545	150,911
Phathom Pharmaceuticals, Inc.*(b)	3,213	27,503
Phibro Animal Health Corp., Class A	1,569	24,649
Pliant Therapeutics, Inc.*	4,404	140,311
Provention Bio, Inc.*(b)	6,729	55,851
Reata Pharmaceuticals, Inc., Class A*	2,449	76,335
Revance Therapeutics, Inc.*	6,351	220,380
Royalty Pharma plc, Class A	34,049	1,220,657
Sanofi, ADR	22,306	1,045,036
SIGA Technologies, Inc.(b)	5,637	38,613
Supernus Pharmaceuticals, Inc.*	4,173	156,863
Tarsus Pharmaceuticals, Inc.*	2,058	31,878
Terns Pharmaceuticals, Inc.*(b)	3,821	38,707
Theravance Biopharma, Inc.*	5,200	56,160
Ventyx Biosciences, Inc.*	4,372	189,089
Verona Pharma plc, ADR*	4,687	100,489
Viatris, Inc.	93,606	1,067,108
WaVe Life Sciences Ltd.*(b)	7,545	31,689
Xeris Biopharma Holdings, Inc.*	10,499	14,489
		10,683,633
TOTAL COMMON STOCKS (Cost $98,412,376)		79,144,429

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	25,307	11,641
Summit Therapeutics, Inc., expiring 3/1/2023*(d)(e)	17,195	27,684
TOTAL RIGHTS (Cost $11,641)		39,325

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 1.7%

INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $1,678,273)	1,678,273	1,678,273

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.2%

REPURCHASE AGREEMENTS(g) - 20.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $20,523,915
(Cost $20,521,368)	20,521,368	20,521,368

Total Investments - 99.9% (Cost $120,623,658)		101,383,395
Other assets less liabilities - 0.1%		129,061
Net Assets - 100.0%		101,512,456

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,868,963.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $1,778,055, collateralized in the form of cash with a value of $1,678,273 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $132,902 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 2, 2023 – May 15, 2052. The total value of collateral is $1,811,175.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $39,325, which represents approximately 0.04% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $1,678,273.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
26,105,539	5/8/2023	Bank of America NA	4.72%	NASDAQ Biotechnology Index®	(14,115,448)
6,662,903	11/6/2023	BNP Paribas SA	4.87%	NASDAQ Biotechnology Index®	1,516,942
12,510,772	4/10/2023	Citibank NA	4.72%	NASDAQ Biotechnology Index®	(10,419,756)
11,092,613	3/7/2023	Goldman Sachs International	5.17%	NASDAQ Biotechnology Index®	(8,007,022)
2,783,341	3/6/2024	Morgan Stanley & Co. International plc	5.02%	NASDAQ Biotechnology Index®	(75,340)
28,636,220	3/7/2023	Societe Generale	4.92%	NASDAQ Biotechnology Index®	(7,681,476)
36,163,058	3/7/2023	UBS AG	4.57%	NASDAQ Biotechnology Index®	(10,180,549)
123,954,446					(48,962,649)
				Total Unrealized Appreciation	1,516,942
				Total Unrealized Depreciation	(50,479,591)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.5%

Communications Equipment - 4.6%
Arista Networks, Inc.*	309	42,858
Cisco Systems, Inc.	578	27,987
		70,845
Diversified Telecommunication Services - 1.4%
Lumen Technologies, Inc.	6,563	22,314

Health Care Technology - 0.4%
Veeva Systems, Inc., Class A*	38	6,295

Interactive Media & Services - 3.0%
Alphabet, Inc., Class A*	427	38,456
Eventbrite, Inc., Class A*	987	8,646
		47,102
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc.*	446	42,027

IT Services - 18.7%
Akamai Technologies, Inc.*	303	21,998
Cloudflare, Inc., Class A*	585	35,106
DigitalOcean Holdings, Inc.*	944	30,189
Fastly, Inc., Class A*	1,466	20,363
International Business Machines Corp.	289	37,368
MongoDB, Inc.*	235	49,237
Rackspace Technology, Inc.*	2,388	5,612
Shopify, Inc., Class A*	528	21,722
Snowflake, Inc., Class A*	50	7,719
Squarespace, Inc., Class A*	350	8,193
Toast, Inc., Class A*	391	7,398
Twilio, Inc., Class A*	439	29,505
Wix.com Ltd.*	159	14,394
		288,804
Media - 0.5%
Trade Desk, Inc. (The), Class A*	138	7,722

Software - 39.8%
Adobe, Inc.*	62	20,085
Appfolio, Inc., Class A*	63	8,320
Appian Corp., Class A*	378	15,668
AppLovin Corp., Class A*	1,495	20,182
Asana, Inc., Class A*	395	5,842
Atlassian Corp., Class A*	164	26,950
Blackbaud, Inc.*	121	6,738
Blackline, Inc.*	106	7,246
Box, Inc., Class A*	262	8,738
Confluent, Inc., Class A*	935	22,805
Crowdstrike Holdings, Inc., Class A*	61	7,362
Datadog, Inc., Class A*	95	7,269
DocuSign, Inc.*	153	9,387
Domo, Inc., Class B*	397	6,102
Dropbox, Inc., Class A*	305	6,222
Elastic NV*	117	6,905
Everbridge, Inc.*	220	7,190
HashiCorp, Inc., Class A*	756	22,075
HubSpot, Inc.*	71	27,467
Intuit, Inc.	18	7,329
Microsoft Corp.	169	42,152
Nutanix, Inc., Class A*	1,524	43,053
Open Text Corp.	244	8,389
Oracle Corp.	519	45,361
Palo Alto Networks, Inc.*	42	7,912
Paycom Software, Inc.*	21	6,070
Paylocity Holding Corp.*	33	6,356
Q2 Holdings, Inc.*	264	8,522
Qualtrics International, Inc., Class A*	700	11,844
Qualys, Inc.*	58	6,853
RingCentral, Inc., Class A*	581	19,196
Salesforce, Inc.*	134	21,924
SAP SE, ADR(b)	130	14,797
ServiceNow, Inc.*	52	22,473
Smartsheet, Inc., Class A*	234	10,301
Splunk, Inc.*	277	28,392
Sprout Social, Inc., Class A*	121	7,379
Workday, Inc., Class A*	43	7,975
Workiva, Inc.*	267	23,816
Zoom Video Communications, Inc., Class A*	95	7,086
Zscaler, Inc.*	54	7,082
Zuora, Inc., Class A*	935	7,919
		614,734
Technology Hardware, Storage & Peripherals - 5.4%
Hewlett Packard Enterprise Co.	1,284	20,043
NetApp, Inc.	319	20,592
Pure Storage, Inc., Class A*	1,476	42,125
		82,760
TOTAL COMMON STOCKS (Cost $1,342,429)		1,182,603

SECURITIES LENDING REINVESTMENTS(c) - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $13,748)	13,748	13,748

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 31.5%

REPURCHASE AGREEMENTS(d) - 31.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $487,135
(Cost $487,073)	487,073	487,073

Total Investments - 108.9% (Cost $1,843,250)		1,683,424
Liabilities in excess of other assets - (8.9%)		(137,055)
Net Assets - 100.0%		1,546,369

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $378,005.

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $13,317, collateralized in the form of cash with a value of $13,748 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $13,748.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,038,370	3/6/2024	Bank of America NA	4.67%	ISE Cloud Computing Index	81,821
396,735	11/6/2023	BNP Paribas SA	5.02%	ISE Cloud Computing Index	(412,046)
46,181	3/7/2023	Goldman Sachs International	5.17%	ISE Cloud Computing Index	(381,091)
425,424	3/6/2024	UBS AG	5.12%	ISE Cloud Computing Index	(10,851)
1,906,710					(722,167)
				Total Unrealized Appreciation	81,821
				Total Unrealized Depreciation	(803,988)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cybersecurity

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 26.9%

REPURCHASE AGREEMENTS(a) - 26.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $693,245
(Cost $693,159)	693,159	693,159

Total Investments - 26.9% (Cost $693,159)		693,159
Other assets less liabilities - 73.1%		1,878,864
Net Assets - 100.0%		2,572,023

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
2,205,221	3/6/2024	Bank of America NA	4.82%	First Trust Nasdaq Cybersecurity ETF	(11,447)
1,454,878	11/6/2023	BNP Paribas SA	5.07%	First Trust Nasdaq Cybersecurity ETF	(493,158)
1,113,147	3/7/2023	Goldman Sachs International	5.17%	First Trust Nasdaq Cybersecurity ETF	(733,609)
379,294	3/6/2024	UBS AG	5.07%	First Trust Nasdaq Cybersecurity ETF	(1,320)
5,152,540					(1,239,534)
				Total Unrealized Depreciation	(1,239,534)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.7%

Electric Utilities - 0.3%
OGE Energy Corp.	11,325	404,529

Electrical Equipment - 0.4%
Plug Power, Inc.*(b)	29,684	441,401

Energy Equipment & Services - 6.7%
Baker Hughes Co.	56,664	1,733,918
Halliburton Co.	51,379	1,861,461
NOV, Inc.	22,225	486,283
Schlumberger Ltd.	80,235	4,269,304
TechnipFMC plc*	25,260	386,226
		8,737,192
Oil, Gas & Consumable Fuels - 67.6%
Antero Resources Corp.*	15,622	409,296
APA Corp.	18,191	698,170
Cheniere Energy, Inc.	14,067	2,213,302
Chesapeake Energy Corp.	6,065	490,113
Chevron Corp.	100,657	16,182,626
ConocoPhillips	70,506	7,286,795
Coterra Energy, Inc.	44,610	1,113,912
Devon Energy Corp.	36,990	1,994,501
Diamondback Energy, Inc.	9,958	1,399,896
DT Midstream, Inc.	5,474	274,795
EOG Resources, Inc.	33,236	3,756,333
EQT Corp.	20,766	689,016
Equitrans Midstream Corp.	24,487	147,656
Exxon Mobil Corp.	233,025	25,611,778
Hess Corp.	15,702	2,115,059
HF Sinclair Corp.	7,611	378,419
Kinder Morgan, Inc.	111,920	1,909,355
Marathon Oil Corp.	35,934	903,740
Marathon Petroleum Corp.	26,519	3,277,748
Matador Resources Co.	6,351	341,620
New Fortress Energy, Inc.	2,719	89,700
Occidental Petroleum Corp.	41,146	2,409,510
ONEOK, Inc.	25,289	1,655,165
Ovintiv, Inc.	14,049	600,876
PDC Energy, Inc.	5,216	350,046
Phillips 66	26,743	2,742,762
Pioneer Natural Resources Co.	13,442	2,693,911
Range Resources Corp.	13,672	368,324
Southwestern Energy Co.*	62,444	330,953
Targa Resources Corp.	12,810	949,221
Texas Pacific Land Corp.	351	624,847
Valero Energy Corp.	21,813	2,873,426
Vitesse Energy, Inc.*	1,221	21,233
Williams Cos., Inc. (The)	68,917	2,074,402
		88,978,506
Semiconductors & Semiconductor Equipment - 0.7%
First Solar, Inc.*	5,610	948,876

TOTAL COMMON STOCKS (Cost $94,425,120)		99,510,504

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $54,810)	54,810	54,810

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 12.1%

REPURCHASE AGREEMENTS(e) - 12.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $15,953,510
(Cost $15,951,531)	15,951,531	15,951,531

Total Investments - 87.8% (Cost $110,431,461)		115,516,845
Other assets less liabilities - 12.2%		16,086,586
Net Assets - 100.0%		131,603,431

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,592,029.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $63,421, collateralized in the form of cash with a value of $54,810 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $9,376 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – November 15, 2050. The total value of collateral is $64,186.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $54,810.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
12,859,518	4/8/2024	Bank of America NA	4.87%	Dow Jones U.S. Oil & GasSM Index	(786,062)
12,571,334	11/6/2023	BNP Paribas SA	5.07%	Dow Jones U.S. Oil & GasSM Index	(18,570)
24,354,319	4/8/2024	Goldman Sachs International	5.17%	Dow Jones U.S. Oil & GasSM Index	(3,162,630)
4,375,409	4/8/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. Oil & GasSM Index	(869,135)
13,721,299	4/8/2024	Societe Generale	5.12%	Dow Jones U.S. Oil & GasSM Index	(1,373,670)
96,135,689	4/8/2024	UBS AG	4.82%	Dow Jones U.S. Oil & GasSM Index	(7,980,784)
164,017,568					(14,190,851)

				Total Unrealized Depreciation	(14,190,851)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.8%

Automobiles - 3.8%
Lucid Group, Inc.*(b)	381,813	3,485,953
Rivian Automotive, Inc., Class A*	207,602	4,006,718
Tesla, Inc.*	553,238	113,806,589
		121,299,260
Beverages - 2.4%
Keurig Dr Pepper, Inc.	321,968	11,123,995
Monster Beverage Corp.*	118,613	12,070,059
PepsiCo, Inc.	313,278	54,363,131
		77,557,185
Biotechnology - 3.6%
Amgen, Inc.	121,291	28,098,273
Biogen, Inc.*	32,701	8,824,692
Gilead Sciences, Inc.	285,151	22,963,210
Moderna, Inc.*	87,402	12,132,272
Regeneron Pharmaceuticals, Inc.*	24,371	18,532,196
Seagen, Inc.*	42,240	7,590,105
Vertex Pharmaceuticals, Inc.*	58,330	16,932,616
		115,073,364
Commercial Services & Supplies - 0.6%
Cintas Corp.	23,109	10,132,603
Copart, Inc.*	108,307	7,631,311
		17,763,914
Communications Equipment - 1.4%
Cisco Systems, Inc.	934,031	45,225,781

Electric Utilities - 1.0%
American Electric Power Co., Inc.	116,809	10,275,688
Constellation Energy Corp.	74,377	5,570,093
Exelon Corp.	225,934	9,125,474
Xcel Energy, Inc.	124,401	8,032,573
		33,003,828
Energy Equipment & Services - 0.2%
Baker Hughes Co.	227,656	6,966,274

Entertainment - 1.9%
Activision Blizzard, Inc.	177,955	13,569,069
Electronic Arts, Inc.	62,803	6,967,365
Netflix, Inc.*	101,133	32,577,973
Warner Bros Discovery, Inc.*	552,142	8,624,458
		61,738,865
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	100,635	48,725,454
Walgreens Boots Alliance, Inc.	196,601	6,985,234
		55,710,688
Food Products - 1.0%
Kraft Heinz Co. (The)	278,460	10,843,232
Mondelez International, Inc., Class A	310,525	20,240,020
		31,083,252
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc.*	17,778	5,502,291
Dexcom, Inc.*	87,829	9,749,897
IDEXX Laboratories, Inc.*	18,833	8,912,529
Intuitive Surgical, Inc.*	80,300	18,420,017
		42,584,734
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A*	90,525	11,159,922
Booking Holdings, Inc.*	8,833	22,294,492
Marriott International, Inc., Class A	71,991	12,183,757
Starbucks Corp.	260,968	26,642,223
		72,280,394
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	152,822	29,262,357

Interactive Media & Services - 8.8%
Alphabet, Inc., Class A*	1,066,615	96,059,347
Alphabet, Inc., Class C*	1,066,493	96,304,318
Meta Platforms, Inc., Class A*	511,177	89,425,304
		281,788,969
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc.*	1,787,460	168,432,356
eBay, Inc.	123,399	5,664,014
JD.com, Inc., ADR	110,448	4,908,309
MercadoLibre, Inc.*	11,460	13,981,200
PDD Holdings, Inc., ADR*	106,396	9,334,121
		202,320,000
IT Services - 2.3%
Automatic Data Processing, Inc.	94,295	20,727,927
Cognizant Technology Solutions Corp., Class A	116,833	7,317,251
Fiserv, Inc.*	144,393	16,618,190
Paychex, Inc.	81,884	9,039,993
PayPal Holdings, Inc.*	259,143	19,072,925
		72,776,286
Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	35,789	7,129,169

Machinery - 0.3%
PACCAR, Inc.	118,557	8,559,815

Media - 1.7%
Charter Communications, Inc., Class A*	35,376	13,004,571
Comcast Corp., Class A	980,784	36,455,741
Sirius XM Holdings, Inc.(b)	884,296	3,882,060
		53,342,372
Multiline Retail - 0.2%
Dollar Tree, Inc.*	50,249	7,300,175

Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	39,975	5,619,686

Pharmaceuticals - 0.3%
AstraZeneca plc, ADR	138,897	9,053,306

Professional Services - 0.4%
CoStar Group, Inc.*	92,467	6,533,718
Verisk Analytics, Inc.	35,581	6,088,265
		12,621,983
Road & Rail - 0.7%
CSX Corp.	477,965	14,573,153
Old Dominion Freight Line, Inc.	25,090	8,512,033
		23,085,186
Semiconductors & Semiconductor Equipment - 13.8%
Advanced Micro Devices, Inc.*	366,520	28,801,141
Analog Devices, Inc.	115,784	21,242,890
Applied Materials, Inc.	195,625	22,721,844
ASML Holding NV (Registered), NYRS	20,100	12,416,373
Broadcom, Inc.	92,058	54,709,149

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Enphase Energy, Inc.*	30,953	6,516,535
GLOBALFOUNDRIES, Inc.*(b)	123,905	8,095,953
Intel Corp.	938,489	23,396,531
KLA Corp.	32,247	12,233,867
Lam Research Corp.	31,022	15,077,002
Marvell Technology, Inc.	193,838	8,751,786
Microchip Technology, Inc.	125,059	10,133,531
Micron Technology, Inc.	247,170	14,291,369
NVIDIA Corp.	559,358	129,860,553
NXP Semiconductors NV	58,939	10,519,433
QUALCOMM, Inc.	254,833	31,479,520
Texas Instruments, Inc.	206,355	35,379,565
		445,627,042
Software - 15.0%
Adobe, Inc.*	105,742	34,255,121
ANSYS, Inc.*	19,793	6,009,353
Atlassian Corp., Class A*	33,707	5,539,071
Autodesk, Inc.*	49,047	9,745,149
Cadence Design Systems, Inc.*	62,378	12,035,211
Crowdstrike Holdings, Inc., Class A*	49,629	5,989,724
Datadog, Inc., Class A*	66,404	5,081,234
Fortinet, Inc.*	177,614	10,557,376
Intuit, Inc.	63,861	26,002,922
Microsoft Corp.	1,300,998	324,494,921
Palo Alto Networks, Inc.*	68,711	12,943,091
Synopsys, Inc.*	34,750	12,640,660
Workday, Inc., Class A*	45,953	8,522,903
Zoom Video Communications, Inc., Class A*	55,838	4,164,956
Zscaler, Inc.*	32,758	4,296,212
		482,277,904
Specialty Retail - 0.6%
O’Reilly Automotive, Inc.*	14,234	11,815,644
Ross Stores, Inc.	78,860	8,717,184
		20,532,828
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	2,241,870	330,474,057

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	27,818	8,601,326

Trading Companies & Distributors - 0.2%
Fastenal Co.	130,211	6,713,679

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.*	282,872	40,218,741

TOTAL COMMON STOCKS (Cost $3,230,168,417)		2,727,592,420

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $13,469,180)	13,469,180	13,469,180

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 37.6%

REPURCHASE AGREEMENTS(d) - 2.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $71,033,569
(Cost $71,024,752)	71,024,752	71,024,752

U.S. TREASURY OBLIGATIONS - 35.4%
U.S. Treasury Bills
4.41%, 3/2/2023(e)	25,000,000	24,996,966
4.07%, 3/7/2023(e)	50,000,000	49,963,248
4.14%, 3/9/2023(e)	50,000,000	49,950,181
3.87%, 3/16/2023(e)	150,000,000	149,719,844
3.84%, 3/23/2023(e)	75,000,000	74,801,828
4.15%, 4/6/2023(e)	75,000,000	74,668,950
4.55%, 4/20/2023(e)	50,000,000	49,681,666
4.61%, 5/2/2023(e)	50,000,000	49,599,218
4.62%, 5/9/2023(e)	100,000,000	99,115,778
4.53%, 5/18/2023(e)	50,000,000	49,495,437
4.75%, 5/25/2023(e)	50,000,000	49,453,403
4.82%, 6/13/2023(e)	25,000,000	24,656,583
4.65%, 6/15/2023(e)	100,000,000	98,621,926
4.72%, 6/22/2023(e)	50,000,000	49,262,754
4.90%, 6/27/2023(e)	25,000,000	24,605,233
4.69%, 7/13/2023(e)	50,000,000	49,116,903
4.72%, 7/20/2023(e)	100,000,000	98,140,954
4.88%, 8/3/2023(e)	25,000,000	24,486,993
5.03%, 8/24/2023(e)	50,000,000	48,805,685
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,139,397,899)		1,139,143,550

TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,422,651)		1,210,168,302
Total Investments - 122.8% (Cost $4,454,060,248)		3,951,229,902
Liabilities in excess of other assets - (22.8%)		(733,190,611)
Net Assets - 100.0%		3,218,039,291

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,896,128,662.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $13,181,058, collateralized in the form of cash with a value of $13,469,180 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $49,925 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.63% – 4.38%, and maturity dates ranging from April 30, 2026 – August 15, 2052. The total value of collateral is $13,519,105.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $13,469,180.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of February 28, 2023.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	802	3/17/2023	USD	$193,638,890	$16,724,473

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
178,331,755	11/6/2023	Bank of America NA	5.17%	NASDAQ-100 Index®	(96,738,851)
222,502,251	11/6/2023	Barclays Capital	5.17%	NASDAQ-100 Index®	(17,578,784)
460,334,121	5/8/2023	BNP Paribas SA	5.22%	NASDAQ-100 Index®	(246,589,424)
374,136,626	4/10/2023	Citibank NA	5.23%	NASDAQ-100 Index®	(173,970,955)
250,067,604	3/7/2023	Goldman Sachs International	4.97%	PowerShares QQQ TrustSM, Series 1	(210,689,783)
430,830,927	4/8/2024	Goldman Sachs International	5.17%	NASDAQ-100 Index®	(46,943,853)
293,249,706	5/8/2023	J.P. Morgan Securities	4.97%	NASDAQ-100 Index®	(213,921,163)
195,082,344	3/6/2024	Morgan Stanley & Co. International plc	5.12%	NASDAQ-100 Index®	16,355,604
306,077,293	3/6/2024	Morgan Stanley & Co. International plc	5.12%	PowerShares QQQ TrustSM, Series 1	18,173,605
598,360,901	4/8/2024	Societe Generale	5.42%	NASDAQ-100 Index®	7,958,083
206,197,221	3/7/2023	UBS AG	5.37%	NASDAQ-100 Index®	(227,815,754)
3,515,170,749					(1,191,761,275)
				Total Unrealized Appreciation	42,487,292
				Total Unrealized Depreciation	(1,234,248,567)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Ultra Real Estate
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.4%

Equity Real Estate Investment Trusts (REITs) - 67.0%
Agree Realty Corp.	3,692	261,320
Alexandria Real Estate Equities, Inc.	6,223	932,081
American Homes 4 Rent, Class A	12,791	396,777
American Tower Corp.	19,405	3,842,384
Americold Realty Trust, Inc.	11,227	330,074
Apartment Income REIT Corp.	6,250	236,250
AvalonBay Communities, Inc.	5,830	1,005,792
Boston Properties, Inc.	5,945	389,279
Brixmor Property Group, Inc.	12,499	282,977
Camden Property Trust	4,439	509,420
Corporate Office Properties Trust	4,685	119,140
Cousins Properties, Inc.	6,311	154,556
Crown Castle, Inc.	18,048	2,359,776
CubeSmart	9,360	439,826
Digital Realty Trust, Inc.	11,982	1,248,884
Douglas Emmett, Inc.	7,327	103,530
EastGroup Properties, Inc.	1,816	296,498
Equinix, Inc.	3,857	2,654,657
Equity Commonwealth	4,561	96,830
Equity LifeStyle Properties, Inc.	7,291	499,506
Equity Residential	14,176	886,283
Essex Property Trust, Inc.	2,699	615,534
Extra Space Storage, Inc.	5,582	919,076
Federal Realty Investment Trust	3,047	325,359
First Industrial Realty Trust, Inc.	5,506	290,441
Gaming and Leisure Properties, Inc.	10,733	578,294
Healthcare Realty Trust, Inc.	15,862	309,309
Healthpeak Properties, Inc.	22,403	539,016
Highwoods Properties, Inc.	4,383	116,149
Host Hotels & Resorts, Inc.	29,799	500,623
Invitation Homes, Inc.	24,206	756,680
Iron Mountain, Inc.	12,115	639,066
JBG SMITH Properties	4,126	71,173
Kilroy Realty Corp.	4,383	157,876
Kimco Realty Corp.	25,776	531,243
Lamar Advertising Co., Class A	3,636	380,180
Life Storage, Inc.	3,543	427,002
LXP Industrial Trust	11,492	119,862
Medical Properties Trust, Inc.	24,924	256,717
Mid-America Apartment Communities, Inc.	4,812	770,401
National Health Investors, Inc.	1,808	99,440
National Retail Properties, Inc.	7,449	337,589
National Storage Affiliates Trust	3,522	148,981
Omega Healthcare Investors, Inc.	9,759	261,444
Physicians Realty Trust	9,514	141,093
PotlatchDeltic Corp.	3,367	155,421
Prologis, Inc.	38,469	4,747,075
Public Storage	6,588	1,969,483
Rayonier, Inc.	6,102	204,905
Realty Income Corp.	26,137	1,671,461
Regency Centers Corp.	6,419	403,755
Rexford Industrial Realty, Inc.	7,647	462,338
Sabra Health Care REIT, Inc.	9,627	114,658
SBA Communications Corp.	4,500	1,167,075
Simon Property Group, Inc.	13,626	1,663,598
SL Green Realty Corp.(b)	2,680	91,254
Spirit Realty Capital, Inc.	5,821	239,709
STAG Industrial, Inc.	7,469	251,257
Sun Communities, Inc.	5,163	739,032
UDR, Inc.	12,753	546,339
Ventas, Inc.	16,658	810,412
VICI Properties, Inc.	40,138	1,345,827
Vornado Realty Trust	6,714	132,803
Welltower, Inc.	19,692	1,459,571
Weyerhaeuser Co.	30,670	958,437
WP Carey, Inc.	8,669	703,576
		46,176,374
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
AGNC Investment Corp.	23,824	258,967
Annaly Capital Management, Inc.	19,498	403,219
Blackstone Mortgage Trust, Inc., Class A	7,123	150,794
Rithm Capital Corp.	19,743	179,661
Starwood Property Trust, Inc.	12,903	247,221
		1,239,862
Professional Services - 1.7%
CoStar Group, Inc.*	16,949	1,197,617

Real Estate Management & Development - 2.9%
CBRE Group, Inc., Class A*	13,168	1,121,123
Howard Hughes Corp. (The)*	1,435	119,277
Jones Lang LaSalle, Inc.*	1,978	345,082
Opendoor Technologies, Inc.*	21,149	30,455
Zillow Group, Inc., Class A*	2,426	100,315
Zillow Group, Inc., Class C*(b)	6,789	285,138
		2,001,390
TOTAL COMMON STOCKS (Cost $60,040,083)		50,615,243

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $57,155)	57,155	57,155

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 27.1%

REPURCHASE AGREEMENTS(d) - 27.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $18,701,190
(Cost $18,698,869)	18,698,869	18,698,869

Total Investments - 100.6% (Cost $78,796,107)		69,371,267
Liabilities in excess of other assets - (0.6%)		(404,470)
Net Assets - 100.0%		68,966,797

Ultra Real Estate
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,456,827.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $255,875, collateralized in the form of cash with a value of $57,155 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $205,114 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $262,269.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $57,155.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
16,756,236	5/8/2023	Bank of America NA	5.52%	Dow Jones U.S. Real EstateSM Index	(3,869,268)
5,057,976	3/6/2024	BNP Paribas SA	5.17%	Dow Jones U.S. Real EstateSM Index	(473,178)
8,617,155	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. Real EstateSM Index	(6,306,212)
690,400	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. Real EstateSM Index	(16,698)
4,223,207	3/7/2023	Societe Generale	5.27%	Dow Jones U.S. Real EstateSM Index	(4,235,275)
52,175,254	3/7/2023	UBS AG	4.92%	Dow Jones U.S. Real EstateSM Index	(6,662,298)
87,520,228					(21,562,929)
				Total Unrealized Depreciation	(21,562,929)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.0%

Aerospace & Defense - 0.9%
AAR Corp.*	1,724	93,768
Aerojet Rocketdyne Holdings, Inc.*	4,048	228,064
AeroVironment, Inc.*	1,258	107,861
AerSale Corp.*	1,062	21,091
Archer Aviation, Inc., Class A*	7,393	21,809
Astra Space, Inc.*(b)	7,880	4,492
Astronics Corp.*	1,288	19,629
Cadre Holdings, Inc.(b)	971	20,857
Ducommun, Inc.*	565	30,397
Kaman Corp.	1,429	37,154
Kratos Defense & Security Solutions, Inc.*	6,302	79,720
Maxar Technologies, Inc.	3,749	193,074
Momentus, Inc.*(b)	2,861	2,361
Moog, Inc., Class A	1,459	143,887
National Presto Industries, Inc.	261	17,912
Park Aerospace Corp.	999	16,404
Parsons Corp.*	1,716	77,272
Redwire Corp.*(b)	1,005	3,899
Rocket Lab USA, Inc.*	10,996	49,482
Terran Orbital Corp.*(b)	2,097	5,578
Triumph Group, Inc.*	3,266	41,217
V2X, Inc.*	614	28,471
Virgin Galactic Holdings, Inc.*(b)	12,358	70,935
		1,315,334
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	2,948	61,702
Atlas Air Worldwide Holdings, Inc.*	1,429	144,057
Forward Air Corp.	1,371	141,501
Hub Group, Inc., Class A*	1,646	150,988
Radiant Logistics, Inc.*	1,892	10,746
		508,994
Airlines - 0.3%
Allegiant Travel Co.*	803	82,348
Blade Air Mobility, Inc.*(b)	2,895	13,462
Frontier Group Holdings, Inc.*	1,903	22,379
Hawaiian Holdings, Inc.*	2,582	28,918
Joby Aviation, Inc.*(b)	13,138	61,749
SkyWest, Inc.*	2,544	48,514
Spirit Airlines, Inc.	5,560	101,859
Sun Country Airlines Holdings, Inc.*	1,689	33,864
Wheels Up Experience, Inc.*	8,225	9,130
		402,223
Auto Components - 1.3%
Adient plc*	4,841	206,808
American Axle & Manufacturing Holdings, Inc.*	5,764	50,723
Dana, Inc.	6,584	104,291
Dorman Products, Inc.*	1,343	124,939
Fox Factory Holding Corp.*	2,163	254,153
Gentherm, Inc.*	1,689	107,268
Goodyear Tire & Rubber Co. (The)*	14,309	162,550
Holley, Inc.*(b)	2,622	5,716
LCI Industries	1,267	142,930
Luminar Technologies, Inc.*(b)	12,807	114,623
Modine Manufacturing Co.*	2,537	61,928
Motorcar Parts of America, Inc.*	968	12,671
Patrick Industries, Inc.	1,102	80,281
Solid Power, Inc.*(b)	6,760	22,849
Standard Motor Products, Inc.	1,029	40,100
Stoneridge, Inc.*	1,342	31,953
Visteon Corp.*	1,419	237,030
XPEL, Inc.*(c)	1,098	73,357
		1,834,170
Automobiles - 0.2%
Canoo, Inc.*(b)	8,559	6,406
Cenntro Electric Group Ltd.*(b)	9,386	5,083
Faraday Future Intelligent Electric, Inc.*(b)	10,578	5,628
Fisker, Inc.*(b)	9,029	67,085
Lordstown Motors Corp.*(b)	8,991	9,351
Mullen Automotive, Inc.*(b)	16,844	3,908
Winnebago Industries, Inc.	1,520	96,611
Workhorse Group, Inc.*(b)	7,783	16,033
		210,105
Banks - 8.0%
1st Source Corp.	823	41,002
ACNB Corp.	423	15,668
Amalgamated Financial Corp.	900	21,195
Amerant Bancorp, Inc.	1,414	40,158
American National Bankshares, Inc.	528	17,767
Ameris Bancorp	3,375	161,561
Arrow Financial Corp.	722	22,007
Associated Banc-Corp.	7,610	176,172
Atlantic Union Bankshares Corp.	3,819	143,060
Banc of California, Inc.	2,687	47,157
BancFirst Corp.	1,003	90,521
Bancorp, Inc. (The)*	2,783	96,264
Bank First Corp.	394	32,123
Bank of Marin Bancorp	800	23,200
Bank of NT Butterfield & Son Ltd. (The)	2,535	91,640
BankUnited, Inc.	3,970	140,617
Bankwell Financial Group, Inc.	288	8,692
Banner Corp.	1,744	109,837
Bar Harbor Bankshares	754	22,522
BayCom Corp.	624	12,811
BCB Bancorp, Inc.	732	12,700
Berkshire Hills Bancorp, Inc.	2,214	64,339
Blue Ridge Bankshares, Inc.	868	10,624
Brookline Bancorp, Inc.	3,833	49,676
Business First Bancshares, Inc.	1,201	25,029
Byline Bancorp, Inc.	1,253	30,886
Cadence Bank	9,250	245,680
Cambridge Bancorp	349	27,756
Camden National Corp.	733	30,163
Capital Bancorp, Inc.	459	9,322
Capital City Bank Group, Inc.	689	24,577
Capstar Financial Holdings, Inc.	1,037	17,940
Carter Bankshares, Inc.*	1,215	21,105
Cathay General Bancorp	3,673	157,645
Central Pacific Financial Corp.	1,365	30,617
Citizens & Northern Corp.	769	17,303
City Holding Co.	750	73,650
Civista Bancshares, Inc.	784	16,723
CNB Financial Corp.	1,029	24,531
Coastal Financial Corp.*	531	24,506
Colony Bankcorp, Inc.	835	10,496
Community Bank System, Inc.	2,723	166,239
Community Trust Bancorp, Inc.	801	34,243

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
ConnectOne Bancorp, Inc.	1,892	45,881
CrossFirst Bankshares, Inc.*	2,276	32,205
Customers Bancorp, Inc.*	1,557	47,956
CVB Financial Corp.(b)	6,799	162,700
Dime Community Bancshares, Inc.	1,663	50,954
Eagle Bancorp, Inc.	1,617	70,841
Eastern Bankshares, Inc.	7,953	124,703
Enterprise Bancorp, Inc.	476	16,846
Enterprise Financial Services Corp.	1,799	97,974
Equity Bancshares, Inc., Class A	774	23,266
Esquire Financial Holdings, Inc.	354	16,280
Farmers & Merchants Bancorp, Inc.	643	16,654
Farmers National Banc Corp.	1,605	22,871
FB Financial Corp.	1,822	68,671
Financial Institutions, Inc.	770	19,219
First Bancorp	1,799	74,641
First Bancorp	9,292	134,827
First Bancorp, Inc. (The)	496	14,523
First Bancshares, Inc. (The)	1,068	33,439
First Bank	790	10,768
First Busey Corp.	2,633	63,561
First Business Financial Services, Inc.	408	14,451
First Commonwealth Financial Corp.	4,762	76,240
First Community Bankshares, Inc.	804	25,101
First Financial Bancorp	4,753	117,114
First Financial Bankshares, Inc.	6,628	243,115
First Financial Corp.	566	24,876
First Foundation, Inc.	2,608	39,303
First Guaranty Bancshares, Inc.	310	6,358
First Internet Bancorp	441	11,911
First Interstate BancSystem, Inc., Class A	4,558	161,991
First Merchants Corp.	2,919	119,445
First Mid Bancshares, Inc.	951	29,471
First of Long Island Corp. (The)	1,124	19,130
First Western Financial, Inc.*	403	10,426
Five Star Bancorp	641	17,512
Flushing Financial Corp.	1,450	28,217
Fulton Financial Corp.	8,272	142,278
FVCBankcorp, Inc.*	762	10,325
German American Bancorp, Inc.	1,411	55,452
Glacier Bancorp, Inc.	5,669	268,597
Great Southern Bancorp, Inc.	476	27,698
Guaranty Bancshares, Inc.	415	12,952
Hancock Whitney Corp.	4,396	215,932
Hanmi Financial Corp.	1,544	36,469
HarborOne Bancorp, Inc.	2,232	30,511
HBT Financial, Inc.	518	11,769
Heartland Financial USA, Inc.	2,095	103,577
Heritage Commerce Corp.	2,996	36,282
Heritage Financial Corp.	1,764	49,163
Hilltop Holdings, Inc.	2,542	84,318
Home BancShares, Inc.	9,589	231,095
HomeStreet, Inc.	916	23,111
HomeTrust Bancshares, Inc.	725	21,221
Hope Bancorp, Inc.	5,909	75,694
Horizon Bancorp, Inc.	2,054	31,262
Independent Bank Corp.	2,336	186,132
Independent Bank Corp.	1,026	22,623
Independent Bank Group, Inc.	1,824	107,361
International Bancshares Corp.	2,731	132,535
John Marshall Bancorp, Inc.	589	15,673
Lakeland Bancorp, Inc.	3,173	61,080
Lakeland Financial Corp.	1,251	89,597
Live Oak Bancshares, Inc.	1,669	57,681
Macatawa Bank Corp.	1,338	14,598
Mercantile Bank Corp.	785	27,153
Metrocity Bankshares, Inc.	952	19,202
Metropolitan Bank Holding Corp.*	525	29,300
Mid Penn Bancorp, Inc.	731	22,369
Midland States Bancorp, Inc.	1,079	28,097
MidWestOne Financial Group, Inc.	721	21,659
MVB Financial Corp.	522	14,245
National Bank Holdings Corp., Class A	1,491	60,371
NBT Bancorp, Inc.	2,132	86,538
Nicolet Bankshares, Inc.*	626	46,612
Northeast Bank	334	14,723
Northwest Bancshares, Inc.	6,197	85,643
OceanFirst Financial Corp.	2,960	70,211
OFG Bancorp	2,378	72,339
Old National Bancorp	14,958	264,308
Old Second Bancorp, Inc.	2,160	35,813
Origin Bancorp, Inc.	1,146	43,445
Orrstown Financial Services, Inc.	522	12,006
Pacific Premier Bancorp, Inc.	4,783	155,065
Park National Corp.	731	93,400
Parke Bancorp, Inc.	516	10,532
Pathward Financial, Inc.	1,463	74,628
PCB Bancorp	588	10,737
Peapack-Gladstone Financial Corp.	873	32,432
Peoples Bancorp, Inc.	1,419	44,145
Peoples Financial Services Corp.	358	17,739
Preferred Bank	678	47,731
Premier Financial Corp.	1,807	44,850
Primis Financial Corp.	1,129	13,221
QCR Holdings, Inc.	807	43,166
RBB Bancorp	745	14,721
Red River Bancshares, Inc.	223	11,286
Renasant Corp.	2,791	100,420
Republic Bancorp, Inc., Class A	444	19,758
Republic First Bancorp, Inc.*	2,868	5,736
S&T Bancorp, Inc.	1,992	74,222
Sandy Spring Bancorp, Inc.	2,228	73,413
Seacoast Banking Corp. of Florida	3,677	112,185
ServisFirst Bancshares, Inc.	2,558	189,164
Shore Bancshares, Inc.	907	15,473
Sierra Bancorp	701	14,167
Silvergate Capital Corp., Class A*(b)	1,598	22,228
Simmons First National Corp., Class A	6,202	137,870
SmartFinancial, Inc.	792	21,622
South Plains Financial, Inc.	498	13,092
Southern First Bancshares, Inc.*	385	15,496
Southside Bancshares, Inc.	1,560	59,576
SouthState Corp.	3,824	308,520
Stellar Bancorp, Inc.	2,283	66,778
Stock Yards Bancorp, Inc.	1,459	85,395
Summit Financial Group, Inc.	572	14,569
Texas Capital Bancshares, Inc.*	2,549	168,820
Third Coast Bancshares, Inc.*	651	12,011
Tompkins Financial Corp.	708	52,951
Towne Bank	3,434	104,153
TriCo Bancshares	1,589	80,260
Triumph Financial, Inc.*	1,191	72,472
Trustmark Corp.	3,123	91,816
UMB Financial Corp.	2,245	203,532

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
United Bankshares, Inc.	6,658	271,447
United Community Banks, Inc.	5,421	179,489
Unity Bancorp, Inc.	360	9,508
Univest Financial Corp.	1,469	41,426
USCB Financial Holdings, Inc.*	550	6,990
Valley National Bancorp	21,971	254,424
Veritex Holdings, Inc.	2,676	71,342
Washington Federal, Inc.	3,306	115,941
Washington Trust Bancorp, Inc.	872	36,624
WesBanco, Inc.	2,922	105,630
West Bancorp, Inc.	826	17,396
Westamerica Bancorp	1,329	73,254
		11,575,008
Beverages - 0.5%
Celsius Holdings, Inc.*	2,833	257,236
Coca-Cola Consolidated, Inc.	240	133,644
Duckhorn Portfolio, Inc. (The)*	2,142	32,665
MGP Ingredients, Inc.	715	72,530
National Beverage Corp.*	1,204	56,167
Primo Water Corp.	8,036	124,397
Vintage Wine Estates, Inc.*(b)	1,651	2,526
Vita Coco Co., Inc. (The)*	1,422	24,046
		703,211
Biotechnology - 5.9%
2seventy bio, Inc.*	1,908	25,739
4D Molecular Therapeutics, Inc.*	1,530	29,437
Aadi Bioscience, Inc.*	738	7,948
Absci Corp.*	2,663	5,646
ACADIA Pharmaceuticals, Inc.*	6,131	126,850
Adicet Bio, Inc.*	1,546	12,182
ADMA Biologics, Inc.*	9,476	33,640
Aerovate Therapeutics, Inc.*(b)	468	11,499
Affimed NV*	7,421	6,747
Agenus, Inc.*	15,532	31,996
Agios Pharmaceuticals, Inc.*	2,782	70,412
Akero Therapeutics, Inc.*	1,778	80,917
Alector, Inc.*	3,170	27,072
Alkermes plc*	8,314	222,316
Allogene Therapeutics, Inc.*	4,064	25,806
Allovir, Inc.*	1,583	10,685
Alpine Immune Sciences, Inc.*	1,154	9,197
ALX Oncology Holdings, Inc.*	1,093	7,236
Amicus Therapeutics, Inc.*	14,062	185,478
AnaptysBio, Inc.*	1,033	25,722
Anavex Life Sciences Corp.*(b)	3,526	33,568
Anika Therapeutics, Inc.*	743	23,553
Apellis Pharmaceuticals, Inc.*	4,783	313,191
Arbutus Biopharma Corp.*	5,792	16,102
Arcellx, Inc.*	1,508	42,239
Arcturus Therapeutics Holdings, Inc.*	1,179	19,159
Arcus Biosciences, Inc.*	2,619	47,692
Arcutis Biotherapeutics, Inc.*	2,116	34,237
Arrowhead Pharmaceuticals, Inc.*	5,249	169,543
Atara Biotherapeutics, Inc.*	4,728	19,148
Aura Biosciences, Inc.*	936	9,351
Aurinia Pharmaceuticals, Inc.*	6,840	62,176
Avid Bioservices, Inc.*	3,115	51,273
Avidity Biosciences, Inc.*	2,728	64,654
Beam Therapeutics, Inc.*	3,240	130,378
BioCryst Pharmaceuticals, Inc.*	9,458	83,703
Biohaven Ltd.*	3,225	49,278
Bioxcel Therapeutics, Inc.*(b)	974	31,090
Bluebird Bio, Inc.*	4,233	22,012
Blueprint Medicines Corp.*	3,047	129,101
Bridgebio Pharma, Inc.*	5,398	61,645
C4 Therapeutics, Inc.*	2,146	11,309
CareDx, Inc.*	2,596	43,665
Caribou Biosciences, Inc.*	2,861	17,423
Catalyst Pharmaceuticals, Inc.*	4,946	75,476
Celldex Therapeutics, Inc.*	2,336	99,957
Celularity, Inc., Class A*(b)	3,237	2,221
Century Therapeutics, Inc.*(b)	1,027	4,632
Cerevel Therapeutics Holdings, Inc.*	2,921	77,961
Chimerix, Inc.*	4,293	6,783
Chinook Therapeutics, Inc.*	2,586	56,427
Cogent Biosciences, Inc.*	3,264	43,183
Coherus Biosciences, Inc.*	3,755	25,421
Crinetics Pharmaceuticals, Inc.*	2,683	52,694
CTI BioPharma Corp.*(b)	5,106	27,879
Cullinan Oncology, Inc.*	1,548	17,477
Cytokinetics, Inc.*	4,187	181,548
Day One Biopharmaceuticals, Inc.*	1,411	25,991
Deciphera Pharmaceuticals, Inc.*	2,345	34,003
Denali Therapeutics, Inc.*	5,550	150,683
Design Therapeutics, Inc.*(b)	1,728	12,217
Dynavax Technologies Corp.*	6,094	62,768
Dyne Therapeutics, Inc.*	1,615	20,801
Eagle Pharmaceuticals, Inc.*	522	14,616
Editas Medicine, Inc.*	3,523	31,848
Eiger BioPharmaceuticals, Inc.*	2,125	3,995
Emergent BioSolutions, Inc.*	2,568	31,792
Enanta Pharmaceuticals, Inc.*	999	48,451
Enochian Biosciences, Inc.*(b)	1,008	1,038
EQRx, Inc.*	10,250	23,165
Erasca, Inc.*(b)	3,308	11,909
Fate Therapeutics, Inc.*	4,237	25,930
FibroGen, Inc.*	4,459	98,990
Foghorn Therapeutics, Inc.*(b)	1,024	5,868
Gelesis Holdings, Inc.*	911	246
Generation Bio Co.*	2,453	9,714
Geron Corp.*	18,523	51,494
Gossamer Bio, Inc.*(b)	3,211	5,555
GreenLight Biosciences Holdings PBC*	4,559	2,188
Halozyme Therapeutics, Inc.*	6,791	325,900
Heron Therapeutics, Inc.*(b)	5,247	12,435
HilleVax, Inc.*(b)	890	14,997
Humacyte, Inc.*(b)	2,997	9,171
Icosavax, Inc.*(b)	1,133	9,268
Ideaya Biosciences, Inc.*	2,260	39,889
IGM Biosciences, Inc.*	540	11,351
ImmunityBio, Inc.*(b)	4,174	10,185
ImmunoGen, Inc.*	10,947	42,474
Immunovant, Inc.*	2,269	39,639
Inhibrx, Inc.*	1,661	39,964
Inovio Pharmaceuticals, Inc.*(b)	12,604	15,881
Insmed, Inc.*	6,893	140,479
Instil Bio, Inc.*	3,548	2,757
Intellia Therapeutics, Inc.*	4,333	174,057
Intercept Pharmaceuticals, Inc.*	1,247	25,164
Invivyd, Inc.*	2,618	4,555
Iovance Biotherapeutics, Inc.*	7,689	56,053
Ironwood Pharmaceuticals, Inc.*	6,970	78,552
iTeos Therapeutics, Inc.*	1,200	21,252
IVERIC bio, Inc.*	6,860	142,551
Janux Therapeutics, Inc.*	875	14,551
Jounce Therapeutics, Inc.*	2,149	2,407

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
KalVista Pharmaceuticals, Inc.*	1,248	9,148
Karuna Therapeutics, Inc.*	1,542	307,506
Karyopharm Therapeutics, Inc.*	3,969	11,986
Keros Therapeutics, Inc.*	980	52,156
Kezar Life Sciences, Inc.*	2,684	16,882
Kiniksa Pharmaceuticals Ltd., Class A*	1,588	20,422
Kinnate Biopharma, Inc.*	1,490	7,867
Kodiak Sciences, Inc.*	1,700	11,050
Kronos Bio, Inc.*	2,075	3,611
Krystal Biotech, Inc.*	1,087	89,036
Kura Oncology, Inc.*	3,314	39,503
Kymera Therapeutics, Inc.*	1,925	60,407
Lexicon Pharmaceuticals, Inc.*	4,246	9,553
Lyell Immunopharma, Inc.*(b)	8,822	18,967
MacroGenics, Inc.*	3,074	18,721
Madrigal Pharmaceuticals, Inc.*	649	175,885
MannKind Corp.*	12,980	68,534
MeiraGTx Holdings plc*	1,541	11,897
Mersana Therapeutics, Inc.*	4,719	28,597
MiMedx Group, Inc.*	5,754	27,677
Mirum Pharmaceuticals, Inc.*	939	22,076
Monte Rosa Therapeutics, Inc.*(b)	1,517	9,223
Morphic Holding, Inc.*	1,312	55,786
Myriad Genetics, Inc.*	4,054	76,702
Nkarta, Inc.*(b)	1,671	7,018
Nurix Therapeutics, Inc.*	2,365	22,302
Nuvalent, Inc., Class A*(b)	1,027	31,108
Ocugen, Inc.*(b)	11,077	11,035
Organogenesis Holdings, Inc.*	3,618	8,864
Outlook Therapeutics, Inc.*(b)	6,040	6,584
Pardes Biosciences, Inc.*	1,752	2,470
PepGen, Inc.*	766	11,697
PMV Pharmaceuticals, Inc.*	1,878	13,540
Point Biopharma Global, Inc.*(b)	4,359	32,649
Praxis Precision Medicines, Inc.*	1,997	6,121
Precigen, Inc.*	5,147	6,485
Prime Medicine, Inc.*(b)	528	8,675
Prometheus Biosciences, Inc.*	1,775	217,242
Protagonist Therapeutics, Inc.*	2,372	38,474
Prothena Corp. plc*	1,870	104,271
PTC Therapeutics, Inc.*	3,583	156,470
Rallybio Corp.*	939	7,390
RAPT Therapeutics, Inc.*	1,339	39,434
Recursion Pharmaceuticals, Inc., Class A*	6,968	56,789
REGENXBIO, Inc.*	2,048	45,568
Relay Therapeutics, Inc.*	4,340	70,091
Replimune Group, Inc.*	2,071	45,355
REVOLUTION Medicines, Inc.*	3,844	102,865
Rigel Pharmaceuticals, Inc.*	8,800	13,288
Rocket Pharmaceuticals, Inc.*	2,740	52,635
Sage Therapeutics, Inc.*	2,656	110,596
Sana Biotechnology, Inc.*(b)	4,532	16,632
Sangamo Therapeutics, Inc.*	6,823	20,810
Seres Therapeutics, Inc.*	3,593	18,145
SpringWorks Therapeutics, Inc.*	1,837	58,600
Stoke Therapeutics, Inc.*	1,145	10,179
Sutro Biopharma, Inc.*	2,750	15,510
Syndax Pharmaceuticals, Inc.*	2,713	68,775
Talaris Therapeutics, Inc.*	1,177	2,283
Tango Therapeutics, Inc.*	2,379	12,442
Tenaya Therapeutics, Inc.*	1,424	4,372
TG Therapeutics, Inc.*	6,788	108,744
Tonix Pharmaceuticals Holding Corp.*	1	1
Travere Therapeutics, Inc.*	3,138	69,538
Twist Bioscience Corp.*	2,863	55,714
Tyra Biosciences, Inc.*(b)	677	8,943
Vanda Pharmaceuticals, Inc.*	2,815	18,129
Vaxart, Inc.*(b)	6,558	5,111
Vaxcyte, Inc.*	3,656	149,786
VBI Vaccines, Inc.*(b)	9,831	4,719
Vera Therapeutics, Inc.*(b)	731	5,431
Veracyte, Inc.*	3,654	89,925
Vericel Corp.*	2,406	73,166
Verve Therapeutics, Inc.*(b)	2,385	45,315
Vir Biotechnology, Inc.*	3,698	84,314
Viridian Therapeutics, Inc.*	1,928	63,161
VistaGen Therapeutics, Inc.*(b)	10,551	1,853
Xencor, Inc.*	2,927	94,045
Y-mAbs Therapeutics, Inc.*	1,871	7,110
Zentalis Pharmaceuticals, Inc.*	2,394	45,318
		8,560,747
Building Products - 1.2%
AAON, Inc.	2,237	203,478
American Woodmark Corp.*	842	42,925
Apogee Enterprises, Inc.	1,133	51,846
AZZ, Inc.	1,251	50,853
Caesarstone Ltd.	1,154	6,716
CSW Industrials, Inc.	745	105,462
Gibraltar Industries, Inc.*	1,586	84,708
Griffon Corp.	2,349	85,668
Insteel Industries, Inc.	955	28,411
Janus International Group, Inc.*	4,166	43,285
JELD-WEN Holding, Inc.*	4,254	55,940
Masonite International Corp.*	1,135	100,788
PGT Innovations, Inc.*	2,947	62,329
Quanex Building Products Corp.	1,688	43,804
Resideo Technologies, Inc.*	7,375	135,258
Simpson Manufacturing Co., Inc.	2,181	235,243
UFP Industries, Inc.	3,050	260,867
View, Inc.*(b)	5,818	3,694
Zurn Elkay Water Solutions Corp.	6,333	145,659
		1,746,934
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	3,065	101,053
AssetMark Financial Holdings, Inc.*	1,098	34,367
Associated Capital Group, Inc., Class A	86	3,098
Avantax, Inc.*	2,427	69,388
B Riley Financial, Inc.(b)	1,060	42,167
Bakkt Holdings, Inc.*(b)	2,981	4,352
BGC Partners, Inc., Class A	16,078	78,139
BlackRock Capital Investment Corp.	2	7
Brightsphere Investment Group, Inc.	1,648	41,315
Cohen & Steers, Inc.	1,297	93,851
Diamond Hill Investment Group, Inc.	146	25,492
Donnelley Financial Solutions, Inc.*	1,292	54,665
Federated Hermes, Inc., Class B	4,353	171,291
Focus Financial Partners, Inc., Class A*	2,959	153,454

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
GCM Grosvenor, Inc., Class A	2,096	17,250
Hamilton Lane, Inc., Class A	1,833	142,607
Hercules Capital, Inc.	6	95
Houlihan Lokey, Inc.	2,550	244,035
MarketWise, Inc.*	868	1,710
Moelis & Co., Class A	3,250	139,198
Open Lending Corp., Class A*	5,380	38,090
Oppenheimer Holdings, Inc., Class A	402	17,724
Perella Weinberg Partners	1,883	19,037
Piper Sandler Cos.	886	133,777
PJT Partners, Inc., Class A	1,204	94,972
Prospect Capital Corp.	3	22
Sculptor Capital Management, Inc.	1,309	11,742
Silvercrest Asset Management Group, Inc., Class A	493	8,770
StepStone Group, Inc., Class A	2,774	79,336
StoneX Group, Inc.*	877	88,428
Value Line, Inc.	47	2,362
Victory Capital Holdings, Inc., Class A	841	28,560
Virtus Investment Partners, Inc.	355	74,703
WisdomTree, Inc.	6,947	41,474
		2,056,531
Chemicals - 1.8%
AdvanSix, Inc.	1,362	56,046
American Vanguard Corp.	1,430	29,844
Amyris, Inc.*(b)	10,212	12,765
Aspen Aerogels, Inc.*	1,586	17,208
Avient Corp.	4,642	202,530
Balchem Corp.	1,626	211,380
Cabot Corp.	2,837	225,627
Chase Corp.	384	37,609
Danimer Scientific, Inc.*(b)	4,620	11,920
Diversey Holdings Ltd.*	3,984	23,545
Ecovyst, Inc.*	3,692	37,068
FutureFuel Corp.	1,318	11,532
Hawkins, Inc.	988	40,182
HB Fuller Co.	2,707	188,840
Ingevity Corp.*	1,914	158,020
Innospec, Inc.	1,264	138,357
Intrepid Potash, Inc.*	568	17,989
Koppers Holdings, Inc.	1,035	37,146
Kronos Worldwide, Inc.	1,129	12,746
Livent Corp.*	8,266	193,838
LSB Industries, Inc.*	3,769	51,221
Mativ Holdings, Inc.	2,774	71,874
Minerals Technologies, Inc.	1,654	100,481
Origin Materials, Inc.*	5,357	25,714
Orion Engineered Carbons SA	3,085	78,667
Perimeter Solutions SA*	5,987	51,249
PureCycle Technologies, Inc.*(b)	5,419	34,573
Quaker Chemical Corp.	690	135,088
Rayonier Advanced Materials, Inc.*	3,148	25,814
Sensient Technologies Corp.	2,140	161,335
Stepan Co.	1,089	113,354
Trinseo plc	1,784	41,353
Tronox Holdings plc	5,966	93,070
Valhi, Inc.	123	2,914
		2,650,899
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	3,382	163,723
ACCO Brands Corp.	4,691	26,598
ACV Auctions, Inc., Class A*	6,009	73,550
Aris Water Solutions, Inc., Class A	1,123	15,902
Brady Corp., Class A	2,327	128,357
BrightView Holdings, Inc.*	2,265	14,315
Brink’s Co. (The)	2,311	150,793
Casella Waste Systems, Inc., Class A*	2,545	198,052
Cimpress plc*	898	31,538
CompX International, Inc.	81	1,519
CoreCivic, Inc., REIT*	5,821	56,522
Deluxe Corp.	2,207	40,697
Ennis, Inc.	1,296	28,188
GEO Group, Inc. (The)*	6,038	52,893
Harsco Corp.*	4,005	33,882
Healthcare Services Group, Inc.	3,780	50,161
Heritage-Crystal Clean, Inc.*	800	28,784
HNI Corp.	2,100	65,625
Interface, Inc.	2,928	25,825
KAR Auction Services, Inc.*	5,511	78,752
Kimball International, Inc., Class B	1,844	12,742
Li-Cycle Holdings Corp.*(b)	6,969	42,232
Liquidity Services, Inc.*	1,245	15,762
Matthews International Corp., Class A	1,523	58,118
MillerKnoll, Inc.	3,876	92,520
Montrose Environmental Group, Inc.*	1,401	68,215
NL Industries, Inc.	427	3,104
Pitney Bowes, Inc.	8,830	38,322
Quad/Graphics, Inc.*	1,653	8,083
SP Plus Corp.*	1,027	34,938
Steelcase, Inc., Class A	4,439	34,935
UniFirst Corp.	763	149,647
Viad Corp.*	1,036	26,635
VSE Corp.	542	31,116
		1,882,045
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	3,912	68,264
Aviat Networks, Inc.*	570	20,252
Calix, Inc.*	2,932	149,972
Cambium Networks Corp.*	586	11,761
Casa Systems, Inc.*(b)	1,803	6,527
Clearfield, Inc.*	590	36,987
CommScope Holding Co., Inc.*	10,458	75,716
Comtech Telecommunications Corp.	1,319	21,091
Digi International, Inc.*	1,744	58,197
DZS, Inc.*	897	9,508
Extreme Networks, Inc.*	6,537	122,373
Harmonic, Inc.*	4,694	61,914
Infinera Corp.*	9,857	69,689
Inseego Corp.*	4,394	3,935
NETGEAR, Inc.*	1,444	26,136
NetScout Systems, Inc.*	3,523	100,194
Ondas Holdings, Inc.*(b)	1,814	3,410
Ribbon Communications, Inc.*	3,688	16,449
Viavi Solutions, Inc.*	11,606	126,970
		989,345
Construction & Engineering - 1.4%
Ameresco, Inc., Class A*	1,623	71,331
API Group Corp.*	10,552	247,866
Arcosa, Inc.	2,471	149,743
Argan, Inc.	669	25,997
Comfort Systems USA, Inc.	1,808	262,955

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Concrete Pumping Holdings, Inc.*	1,338	10,450
Construction Partners, Inc., Class A*	2,034	55,020
Dycom Industries, Inc.*	1,473	124,041
EMCOR Group, Inc.	2,408	402,666
Fluor Corp.*	7,259	266,188
Granite Construction, Inc.(b)	2,257	97,502
Great Lakes Dredge & Dock Corp.*	3,333	19,115
IES Holdings, Inc.*	443	18,633
MYR Group, Inc.*	836	100,830
Northwest Pipe Co.*	498	19,173
Primoris Services Corp.	2,705	74,387
Sterling Infrastructure, Inc.*	1,494	57,459
Tutor Perini Corp.*	2,146	17,404
		2,020,760
Construction Materials - 0.1%
Summit Materials, Inc., Class A*	6,064	179,131
United States Lime & Minerals, Inc.	105	16,936
		196,067
Consumer Finance - 0.7%
Atlanticus Holdings Corp.*	215	6,891
Bread Financial Holdings, Inc.	2,553	104,852
Consumer Portfolio Services, Inc.*(b)	486	5,375
Curo Group Holdings Corp.	1,120	3,270
Encore Capital Group, Inc.*	1,182	61,086
Enova International, Inc.*	1,568	76,440
EZCORP, Inc., Class A*	2,547	22,465
FirstCash Holdings, Inc.	1,920	169,440
Green Dot Corp., Class A*	2,399	45,413
LendingClub Corp.*	5,307	49,886
LendingTree, Inc.*	534	17,585
Moneylion, Inc.*	7,437	4,974
Navient Corp.	5,431	98,030
Nelnet, Inc., Class A	743	69,745
NerdWallet, Inc., Class A*	1,326	27,369
Oportun Financial Corp.*	1,435	8,667
OppFi, Inc.*	703	1,483
PRA Group, Inc.*	1,964	83,588
PROG Holdings, Inc.*	2,549	63,011
Regional Management Corp.	392	12,356
Sunlight Financial Holdings, Inc.*	1,217	1,594
World Acceptance Corp.*	198	18,485
		952,005
Containers & Packaging - 0.3%
Cryptyde, Inc.*	1,011	173
Greif, Inc., Class A	1,268	90,091
Greif, Inc., Class B	274	22,545
Myers Industries, Inc.	1,850	47,804
O-I Glass, Inc.*	7,937	176,360
Pactiv Evergreen, Inc.	2,204	23,825
Ranpak Holdings Corp.*	2,216	13,961
TriMas Corp.	2,137	64,089
		438,848
Distributors - 0.0%(d)
Funko, Inc., Class A*	1,624	17,555
Weyco Group, Inc.	302	8,003
		25,558
Diversified Consumer Services - 0.8%
2U, Inc.*	3,867	34,648
Adtalem Global Education, Inc.*	2,288	89,507
American Public Education, Inc.*	955	10,543
Beachbody Co., Inc. (The)*(b)	5,336	3,444
Carriage Services, Inc.	678	22,998
Chegg, Inc.*	6,344	100,806
Coursera, Inc.*	5,818	65,569
Duolingo, Inc.*	1,200	108,948
European Wax Center, Inc., Class A	1,243	22,946
Frontdoor, Inc.*	4,221	119,243
Graham Holdings Co., Class B	188	117,812
Laureate Education, Inc., Class A	6,856	81,312
Nerdy, Inc.*(b)	2,846	7,143
OneSpaWorld Holdings Ltd.*	3,383	39,209
Perdoceo Education Corp.*	3,429	47,269
Rover Group, Inc.*	4,772	19,947
Strategic Education, Inc.	1,158	98,719
Stride, Inc.*	2,070	87,913
Udemy, Inc.*	3,724	35,155
Universal Technical Institute, Inc.*	1,688	12,255
Vivint Smart Home, Inc.*	4,840	54,402
WW International, Inc.*	2,766	10,124
		1,189,912
Diversified Financial Services - 0.3%
Alerus Financial Corp.	773	15,460
A-Mark Precious Metals, Inc.	938	27,493
Banco Latinoamericano de Comercio Exterior SA, Class E	1,403	25,675
Cannae Holdings, Inc.*	3,540	79,933
Compass Diversified Holdings	3,162	68,837
Jackson Financial, Inc., Class A	3,816	173,170
SWK Holdings Corp.*(b)	182	3,412
		393,980
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*	940	28,388
ATN International, Inc.	558	23,464
Bandwidth, Inc., Class A*	1,183	18,810
Charge Enterprises, Inc.*(b)	6,632	7,494
Cogent Communications Holdings, Inc.	2,194	142,040
Consolidated Communications Holdings, Inc.*	3,788	11,478
EchoStar Corp., Class A*	1,714	34,211
Globalstar, Inc.*	34,886	44,654
IDT Corp., Class B*	792	24,085
Iridium Communications, Inc.*	6,376	391,295
Liberty Latin America Ltd., Class A*	1,950	17,199
Liberty Latin America Ltd., Class C*	7,444	65,358
Ooma, Inc.*	1,168	15,289
Radius Global Infrastructure, Inc.*	3,913	53,334
		877,099
Electric Utilities - 0.6%
ALLETE, Inc.	2,923	178,858
MGE Energy, Inc.	1,856	131,368
Otter Tail Corp.	2,097	148,656
PNM Resources, Inc.	4,358	213,542
Portland General Electric Co.	4,563	218,112
Via Renewables, Inc.(b)	627	3,674
		894,210
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	682	29,435
Array Technologies, Inc.*	7,689	144,092
Atkore, Inc.*	2,101	306,788
Babcock & Wilcox Enterprises, Inc.*	3,098	20,106

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Blink Charging Co.*(b)	1,825	16,516
Bloom Energy Corp., Class A*	9,174	198,984
Encore Wire Corp.	903	174,288
Energy Vault Holdings, Inc.*(b)	4,180	13,961
EnerSys	2,080	188,635
Enovix Corp.*(b)	5,547	51,143
ESS Tech, Inc.*(b)	4,112	7,484
Fluence Energy, Inc.*(b)	1,831	34,185
FTC Solar, Inc.*(b)	2,186	6,711
FuelCell Energy, Inc.*	20,838	69,599
GrafTech International Ltd.	9,882	55,833
Heliogen, Inc.*	4,633	1,436
NuScale Power Corp.*(b)	1,598	16,539
Powell Industries, Inc.	466	20,667
Preformed Line Products Co.	127	11,324
Shoals Technologies Group, Inc., Class A*	7,044	172,860
Stem, Inc.*	7,348	59,960
SunPower Corp.*	4,173	62,679
Thermon Group Holdings, Inc.*	1,689	44,674
TPI Composites, Inc.*	1,866	21,571
Vicor Corp.*	1,123	52,781
		1,782,251
Electronic Equipment, Instruments & Components - 2.1%
908 Devices, Inc.*(b)	1,116	10,044
Advanced Energy Industries, Inc.	1,916	178,341
Aeva Technologies, Inc.*	4,940	8,843
AEye, Inc.*(b)	5,209	3,077
Akoustis Technologies, Inc.*(b)	2,715	10,154
Arlo Technologies, Inc.*	4,427	16,823
Badger Meter, Inc.	1,493	181,579
Belden, Inc.	2,166	182,767
Benchmark Electronics, Inc.	1,781	42,370
Cepton, Inc.*	2,407	2,503
CTS Corp.	1,617	70,032
ePlus, Inc.*	1,352	73,238
Evolv Technologies Holdings, Inc.*	4,286	11,786
Fabrinet*	1,884	229,603
FARO Technologies, Inc.*	959	26,085
Focus Universal, Inc.*(b)	903	4,560
Identiv, Inc.*	1,126	7,904
Insight Enterprises, Inc.*	1,601	214,406
Itron, Inc.*	2,300	128,271
Kimball Electronics, Inc.*	1,221	30,537
Knowles Corp.*	4,569	77,582
Lightwave Logic, Inc.*(b)	5,761	33,990
Methode Electronics, Inc.	1,848	90,053
MicroVision, Inc.*(b)	8,443	21,614
Mirion Technologies, Inc.*	6,985	63,424
Napco Security Technologies, Inc.*	1,498	47,337
nLight, Inc.*	2,266	25,606
Novanta, Inc.*	1,812	284,321
OSI Systems, Inc.*	818	75,706
Ouster, Inc.*	16,133	19,360
PAR Technology Corp.*	1,352	46,171
PC Connection, Inc.	574	25,141
Plexus Corp.*	1,400	134,246
Rogers Corp.*	957	140,870
Sanmina Corp.*	2,908	175,818
ScanSource, Inc.*	1,287	40,129
SmartRent, Inc.*(b)	6,183	16,014
TTM Technologies, Inc.*	5,168	68,683
Vishay Intertechnology, Inc.	6,624	140,627
Vishay Precision Group, Inc.*	634	27,642
		2,987,257
Energy Equipment & Services - 1.9%
Archrock, Inc.	6,903	76,416
Borr Drilling Ltd.*	10,275	74,288
Bristow Group, Inc.*	1,192	32,470
Cactus, Inc., Class A	3,005	138,080
ChampionX Corp.	10,213	312,211
Diamond Offshore Drilling, Inc.*	5,161	61,313
DMC Global, Inc.*	958	25,646
Dril-Quip, Inc.*	1,708	58,499
Expro Group Holdings NV*	3,953	89,852
Helix Energy Solutions Group, Inc.*	7,293	60,386
Helmerich & Payne, Inc.	5,243	220,625
Liberty Energy, Inc., Class A	7,097	108,229
Nabors Industries Ltd.*	462	69,443
National Energy Services Reunited Corp.*	1,945	12,565
Newpark Resources, Inc.*	4,399	19,488
NexTier Oilfield Solutions, Inc.*	8,958	81,787
Noble Corp. plc*	4,301	179,309
Oceaneering International, Inc.*	5,100	106,539
Oil States International, Inc.*	3,210	29,307
Patterson-UTI Energy, Inc.	10,940	149,878
ProFrac Holding Corp., Class A*	1,194	22,841
ProPetro Holding Corp.*	4,454	39,240
RPC, Inc.	3,792	33,256
Select Energy Services, Inc., Class A	3,641	27,016
Solaris Oilfield Infrastructure, Inc., Class A	1,610	14,377
TETRA Technologies, Inc.*	6,347	22,595
Tidewater, Inc.*	2,376	116,044
US Silica Holdings, Inc.*	3,779	45,877
Valaris Ltd.*	3,107	208,946
Weatherford International plc*	3,605	240,165
		2,676,688
Entertainment - 0.3%
Cinemark Holdings, Inc.*	5,559	75,658
IMAX Corp.*	2,400	44,256
Liberty Media Corp.-Liberty Braves, Class A*	511	17,502
Liberty Media Corp.-Liberty Braves, Class C*	1,921	64,296
Lions Gate Entertainment Corp., Class A*	2,973	31,543
Lions Gate Entertainment Corp., Class B*	5,888	58,585
Madison Square Garden Entertainment Corp.*	1,330	80,505
Marcus Corp. (The)	1,213	19,517
Playstudios, Inc.*(b)	4,040	15,029
Reservoir Media, Inc.*(b)	1,043	7,051
Skillz, Inc.*	16,025	10,024
Vivid Seats, Inc., Class A*(b)	1,308	10,032
		433,998
Equity Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	4,751	69,222
Agree Realty Corp.	4,464	315,962
Alexander & Baldwin, Inc.	3,695	68,986
Alexander’s, Inc.	109	23,861
American Assets Trust, Inc.	2,519	63,554

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Apartment Investment and Management Co., Class A	7,639	57,293
Apple Hospitality REIT, Inc.	10,971	181,131
Armada Hoffler Properties, Inc.	3,422	43,870
Ashford Hospitality Trust, Inc.*	1,754	8,682
Bluerock Homes Trust, Inc.*	196	4,212
Braemar Hotels & Resorts, Inc.	3,492	16,273
Brandywine Realty Trust	8,656	50,984
Broadstone Net Lease, Inc.	8,825	156,644
BRT Apartments Corp.	614	12,998
CareTrust REIT, Inc.	4,925	96,875
CBL & Associates Properties, Inc.(b)	1,358	34,697
Centerspace	768	48,084
Chatham Lodging Trust	2,445	29,853
City Office REIT, Inc.	1,985	16,793
Clipper Realty, Inc.	611	4,063
Community Healthcare Trust, Inc.	1,209	46,837
Corporate Office Properties Trust	5,746	146,121
CTO Realty Growth, Inc.	944	16,596
DiamondRock Hospitality Co.	10,697	93,278
Diversified Healthcare Trust	12,130	11,887
Easterly Government Properties, Inc.	4,649	70,200
Elme Communities	4,458	82,963
Empire State Realty Trust, Inc., Class A	6,785	49,463
Equity Commonwealth	5,344	113,453
Essential Properties Realty Trust, Inc.	7,168	184,648
Farmland Partners, Inc.	2,545	27,282
Four Corners Property Trust, Inc.	4,267	115,849
Franklin Street Properties Corp.	5,036	12,187
Getty Realty Corp.	2,151	73,844
Gladstone Commercial Corp.	1,998	27,333
Gladstone Land Corp.	1,643	28,917
Global Medical REIT, Inc.	3,112	31,307
Global Net Lease, Inc.	5,314	75,034
Hersha Hospitality Trust, Class A	1,601	13,384
Independence Realty Trust, Inc.	11,455	207,221
Indus Realty Trust, Inc.	272	18,096
Industrial Logistics Properties Trust	3,314	13,587
Innovative Industrial Properties, Inc.	1,417	125,277
InvenTrust Properties Corp.	3,457	83,625
iStar, Inc.	3,536	27,227
Kite Realty Group Trust	11,111	241,331
LTC Properties, Inc.	2,038	73,001
LXP Industrial Trust	13,878	144,748
Macerich Co. (The)	10,985	131,271
National Health Investors, Inc.	2,130	117,150
Necessity Retail REIT, Inc. (The)	6,815	46,751
NETSTREIT Corp.(b)	2,810	56,734
NexPoint Residential Trust, Inc.	1,162	56,276
Office Properties Income Trust	2,445	40,196
One Liberty Properties, Inc.	832	18,845
Orion Office REIT, Inc.	2,910	24,910
Outfront Media, Inc.	7,467	130,299
Paramount Group, Inc.	9,551	50,334
Pebblebrook Hotel Trust	6,625	94,539
Phillips Edison & Co., Inc.	5,975	203,688
Physicians Realty Trust	11,626	172,414
Piedmont Office Realty Trust, Inc., Class A	6,269	57,361
Plymouth Industrial REIT, Inc.	1,921	41,551
Postal Realty Trust, Inc., Class A	914	13,372
PotlatchDeltic Corp.	4,059	187,363
Retail Opportunity Investments Corp.	6,149	87,500
RLJ Lodging Trust	8,180	92,761
RPT Realty	4,309	46,192
Ryman Hospitality Properties, Inc.	2,745	254,654
Sabra Health Care REIT, Inc.	11,772	140,205
Safehold, Inc.	1,371	40,965
Saul Centers, Inc.	603	23,710
Service Properties Trust	8,376	91,968
SITE Centers Corp.	9,933	132,804
STAG Industrial, Inc.	9,201	309,522
Summit Hotel Properties, Inc.	5,341	39,523
Sunstone Hotel Investors, Inc.	10,818	114,346
Tanger Factory Outlet Centers, Inc.	5,171	97,680
Terreno Realty Corp.	4,050	251,950
UMH Properties, Inc.	2,595	44,141
Uniti Group, Inc.	12,102	66,440
Universal Health Realty Income Trust	653	34,622
Urban Edge Properties	5,836	89,874
Urstadt Biddle Properties, Inc., Class A	1,500	25,950
Veris Residential, Inc.*	4,393	70,903
Whitestone REIT	2,386	22,548
Xenia Hotels & Resorts, Inc.	5,834	81,909
		7,061,954
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	1,634	74,559
Chefs’ Warehouse, Inc. (The)*	1,738	56,572
HF Foods Group, Inc.*	1,845	7,159
Ingles Markets, Inc., Class A	725	64,815
Natural Grocers by Vitamin Cottage, Inc.	473	5,193
PriceSmart, Inc.	1,255	87,499
Rite Aid Corp.*(b)	2,826	10,908
SpartanNash Co.	1,778	47,579
Sprouts Farmers Market, Inc.*	5,407	163,778
United Natural Foods, Inc.*	2,964	120,724
Village Super Market, Inc., Class A	432	9,647
Weis Markets, Inc.	838	64,057
		712,490
Food Products - 1.0%
Alico, Inc.	319	8,211
AppHarvest, Inc.*	3,862	3,939
B&G Foods, Inc.(b)	3,609	45,726
Benson Hill, Inc.*	8,729	19,466
Beyond Meat, Inc.*(b)	3,130	55,839
BRC, Inc., Class A*(b)	1,379	9,184
Calavo Growers, Inc.	880	28,398
Cal-Maine Foods, Inc.	1,934	109,851
Fresh Del Monte Produce, Inc.	1,557	48,703
Hain Celestial Group, Inc. (The)*	4,568	81,447
Hostess Brands, Inc.*	6,807	168,133
J & J Snack Foods Corp.	775	109,438
John B Sanfilippo & Son, Inc.	455	40,845
Lancaster Colony Corp.	992	190,444
Lifecore Biomedical, Inc.*	1,335	7,730
Local Bounti Corp.*(b)	3,298	2,263
Mission Produce, Inc.*	2,044	23,547
Seneca Foods Corp., Class A*	260	14,456
Simply Good Foods Co. (The)*	4,530	173,454
Sovos Brands, Inc.*	1,954	25,539

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
SunOpta, Inc.*	4,980	38,246
Tattooed Chef, Inc.*(b)	2,496	3,145
Tootsie Roll Industries, Inc.	797	35,092
TreeHouse Foods, Inc.*	2,594	126,561
Utz Brands, Inc.	3,352	54,973
Vital Farms, Inc.*	1,523	24,612
Whole Earth Brands, Inc.*	2,073	7,131
		1,456,373
Gas Utilities - 0.9%
Brookfield Infrastructure Corp., Class A	4,995	215,834
Chesapeake Utilities Corp.	888	113,744
New Jersey Resources Corp.	4,910	250,557
Northwest Natural Holding Co.	1,768	85,465
ONE Gas, Inc.	2,743	219,879
Southwest Gas Holdings, Inc.	3,417	215,305
Spire, Inc.	2,600	183,040
		1,283,824
Health Care Equipment & Supplies - 3.2%
Alphatec Holdings, Inc.*	3,696	54,738
AngioDynamics, Inc.*	1,898	23,497
Artivion, Inc.*	1,985	26,281
AtriCure, Inc.*	2,325	89,512
Atrion Corp.	69	39,192
Avanos Medical, Inc.*	2,360	66,245
Axogen, Inc.*	2,067	17,053
Axonics, Inc.*	2,499	150,165
Bioventus, Inc., Class A*(b)	1,629	3,470
Butterfly Network, Inc.*(b)	6,777	16,671
Cardiovascular Systems, Inc.*	2,080	40,997
Cerus Corp.*	8,799	25,165
CONMED Corp.	1,484	142,746
Cue Health, Inc.*(b)	5,552	11,937
Cutera, Inc.*	846	27,436
Embecta Corp.	2,968	94,828
Figs, Inc., Class A*	6,503	59,893
Glaukos Corp.*	2,333	110,188
Haemonetics Corp.*	2,590	201,424
Heska Corp.*	492	40,064
Inari Medical, Inc.*	2,460	138,400
Inogen, Inc.*	1,173	18,381
Inspire Medical Systems, Inc.*	1,440	374,299
Integer Holdings Corp.*	1,681	126,041
iRadimed Corp.	363	13,779
iRhythm Technologies, Inc.*	1,540	181,227
Lantheus Holdings, Inc.*	3,485	257,751
LeMaitre Vascular, Inc.	994	49,809
LivaNova plc*	2,738	129,562
Merit Medical Systems, Inc.*	2,850	201,153
Mesa Laboratories, Inc.	260	45,895
Nano-X Imaging Ltd.*(b)	2,333	17,008
Neogen Corp.*	11,064	195,722
Nevro Corp.*	1,780	55,963
NuVasive, Inc.*	2,669	115,381
Omnicell, Inc.*	2,264	123,252
OraSure Technologies, Inc.*	3,660	23,095
Orthofix Medical, Inc.*	1,768	36,421
OrthoPediatrics Corp.*	773	33,826
Outset Medical, Inc.*	2,471	56,363
Owlet, Inc.*	842	309
Paragon 28, Inc.*	2,352	41,419
PROCEPT BioRobotics Corp.*	1,322	49,509
Pulmonx Corp.*	1,745	19,596
RxSight, Inc.*	1,050	14,406
Senseonics Holdings, Inc.*(b)	24,114	25,079
Shockwave Medical, Inc.*	1,816	345,476
SI-BONE, Inc.*	1,731	34,230
Sight Sciences, Inc.*	1,112	12,210
Silk Road Medical, Inc.*	1,914	101,423
STAAR Surgical Co.*	2,446	135,484
Surmodics, Inc.*	696	15,201
Tactile Systems Technology, Inc.*	1,000	14,450
Tenon Medical, Inc.*	384	891
TransMedics Group, Inc.*	1,556	124,589
Treace Medical Concepts, Inc.*	1,701	36,503
UFP Technologies, Inc.*	349	41,084
Utah Medical Products, Inc.	175	16,061
Varex Imaging Corp.*	1,969	34,832
Vicarious Surgical, Inc.*(b)	2,817	7,888
ViewRay, Inc.*	7,549	32,612
Zimvie, Inc.*	1,062	12,086
Zynex, Inc.*(b)	1,099	14,199
		4,564,367
Health Care Providers & Services - 2.1%
23andMe Holding Co.*	13,168	33,052
Accolade, Inc.*	3,353	37,252
AdaptHealth Corp.*	3,682	58,875
Addus HomeCare Corp.*	788	85,608
Agiliti, Inc.*	1,422	27,103
AirSculpt Technologies, Inc.(b)	631	4,133
Alignment Healthcare, Inc.*	5,015	49,849
AMN Healthcare Services, Inc.*	2,207	198,652
Apollo Medical Holdings, Inc.*	1,985	69,276
ATI Physical Therapy, Inc.*(b)	3,816	1,328
Aveanna Healthcare Holdings, Inc.*	2,271	2,771
Brookdale Senior Living, Inc.*	9,485	30,637
Cano Health, Inc.*	8,254	13,619
CareMax, Inc.*	2,980	12,814
Castle Biosciences, Inc.*	1,251	31,500
Clover Health Investments Corp.*	19,698	26,001
Community Health Systems, Inc.*	6,377	38,645
CorVel Corp.*	453	81,667
Cross Country Healthcare, Inc.*	1,822	48,192
DocGo, Inc.*	4,207	38,494
Ensign Group, Inc. (The)	2,748	245,891
Fulgent Genetics, Inc.*	1,067	34,987
GeneDx Holdings Corp.*	8,061	4,030
HealthEquity, Inc.*	4,233	275,865
Hims & Hers Health, Inc.*	6,188	69,739
Innovage Holding Corp.*(b)	976	7,408
Invitae Corp.*(b)	12,495	26,864
Joint Corp. (The)*	717	11,257
LifeStance Health Group, Inc.*	3,684	18,862
ModivCare, Inc.*	645	63,333
National HealthCare Corp.	641	35,716
National Research Corp.	717	32,380
NeoGenomics, Inc.*	6,417	108,126
Oncology Institute, Inc. (The)*(b)	1,775	2,503
OPKO Health, Inc.*	20,586	23,468
Option Care Health, Inc.*	7,971	244,471
Owens & Minor, Inc.*	3,763	57,687
P3 Health Partners, Inc.*(b)	1,239	1,487
Patterson Cos., Inc.	4,445	117,881
Pediatrix Medical Group, Inc.*	4,171	65,651
Pennant Group, Inc. (The)*	1,316	19,766
PetIQ, Inc.*	1,383	12,890
Privia Health Group, Inc.*	2,335	65,217
Progyny, Inc.*	3,854	144,756

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
R1 RCM, Inc.*	7,664	108,829
RadNet, Inc.*	2,544	60,000
Select Medical Holdings Corp.	5,309	144,352
Surgery Partners, Inc.*	2,550	85,297
US Physical Therapy, Inc.	655	66,371
		3,044,552
Health Care Technology - 0.5%
American Well Corp., Class A*(b)	11,696	32,632
Babylon Holdings Ltd., Class A*(b)	223	2,218
Computer Programs and Systems, Inc.*	715	21,457
Evolent Health, Inc., Class A*	4,181	146,377
Health Catalyst, Inc.*	2,797	39,046
HealthStream, Inc.*	1,232	31,601
Multiplan Corp.*	19,269	19,462
NextGen Healthcare, Inc.*	2,888	52,302
Nutex Health, Inc.*	12,778	17,506
OptimizeRx Corp.*	851	15,190
Pear Therapeutics, Inc.*(b)	3,493	3,450
Phreesia, Inc.*	2,533	93,215
Schrodinger, Inc.*	2,751	59,779
Sharecare, Inc.*	15,201	35,570
Simulations Plus, Inc.	797	30,318
Veradigm, Inc.*	5,494	91,255
		691,378
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc.*	2,846	26,041
Bally’s Corp.*	1,828	36,103
Biglari Holdings, Inc., Class B*	38	6,832
BJ’s Restaurants, Inc.*	1,156	36,992
Bloomin’ Brands, Inc.	4,455	116,275
Bluegreen Vacations Holding Corp.	602	19,968
Bowlero Corp.*(b)	1,506	23,162
Brinker International, Inc.*	2,215	84,170
Century Casinos, Inc.*	1,390	12,871
Cheesecake Factory, Inc. (The)	2,472	92,552
Chuy’s Holdings, Inc.*	914	32,676
Cracker Barrel Old Country Store, Inc.	1,129	123,016
Dave & Buster’s Entertainment, Inc.*	2,190	87,644
Denny’s Corp.*	2,841	33,154
Dine Brands Global, Inc.	754	57,809
El Pollo Loco Holdings, Inc.	995	11,910
Everi Holdings, Inc.*	4,400	83,556
F45 Training Holdings, Inc.*	1,875	3,881
First Watch Restaurant Group, Inc.*	770	11,766
Full House Resorts, Inc.*	1,676	16,224
Golden Entertainment, Inc.*	1,026	42,179
Hilton Grand Vacations, Inc.*	4,382	209,197
Inspirato, Inc.*	1,046	1,077
Inspired Entertainment, Inc.*	1,086	17,170
International Game Technology plc	5,009	133,039
Jack in the Box, Inc.	1,079	84,594
Krispy Kreme, Inc.	3,662	47,643
Kura Sushi USA, Inc., Class A*	236	14,778
Life Time Group Holdings, Inc.*	2,145	38,760
Light & Wonder, Inc.*	4,816	301,530
Lindblad Expeditions Holdings, Inc.*	1,711	14,680
Monarch Casino & Resort, Inc.	679	49,988
NEOGAMES SA*	663	10,310
Noodles & Co., Class A*	2,085	12,176
ONE Group Hospitality, Inc. (The)*	1,150	9,775
Papa John’s International, Inc.	1,663	139,609
Portillo’s, Inc., Class A*(b)	1,420	32,262
RCI Hospitality Holdings, Inc.	439	36,775
Red Rock Resorts, Inc., Class A	2,588	113,018
Rush Street Interactive, Inc.*	3,097	12,976
Ruth’s Hospitality Group, Inc.	1,610	30,027
SeaWorld Entertainment, Inc.*	2,028	131,009
Shake Shack, Inc., Class A*	1,913	106,726
Sonder Holdings, Inc.*(b)	9,657	9,947
Sweetgreen, Inc., Class A*	4,524	39,449
Target Hospitality Corp.*(b)	1,491	22,112
Texas Roadhouse, Inc.	3,420	347,267
Vacasa, Inc., Class A*(b)	5,895	8,548
Wingstop, Inc.	1,528	260,295
Xponential Fitness, Inc., Class A*	903	22,927
		3,216,445
Household Durables - 1.5%
Aterian, Inc.*(b)	3,362	4,034
Beazer Homes USA, Inc.*	1,492	22,246
Cavco Industries, Inc.*	454	129,390
Century Communities, Inc.	1,440	86,126
Dream Finders Homes, Inc., Class A*(b)	1,069	12,860
Ethan Allen Interiors, Inc.	1,154	34,101
GoPro, Inc., Class A*	6,589	34,197
Green Brick Partners, Inc.*	1,385	43,212
Helen of Troy Ltd.*	1,212	136,580
Hovnanian Enterprises, Inc., Class A*	266	18,117
Installed Building Products, Inc.	1,214	140,071
iRobot Corp.*	1,369	56,252
KB Home	3,942	139,034
Landsea Homes Corp.*	482	3,150
La-Z-Boy, Inc.	2,192	70,977
Legacy Housing Corp.*	446	8,902
LGI Homes, Inc.*	1,047	109,213
Lifetime Brands, Inc.	652	5,164
Lovesac Co. (The)*	710	20,441
M/I Homes, Inc.*	1,358	78,547
MDC Holdings, Inc.	2,917	107,929
Meritage Homes Corp.*	1,852	202,294
Purple Innovation, Inc.*	2,798	12,087
Skyline Champion Corp.*	2,720	186,075
Snap One Holdings Corp.*(b)	917	10,720
Sonos, Inc.*	6,508	126,451
Taylor Morrison Home Corp., Class A*	5,335	191,153
Traeger, Inc.*	1,692	6,734
Tri Pointe Homes, Inc.*	5,145	122,657
Tupperware Brands Corp.*	2,249	9,221
Universal Electronics, Inc.*	617	7,848
Vizio Holding Corp., Class A*	3,516	36,039
Vuzix Corp.*(b)	3,024	12,550
		2,184,372
Household Products - 0.2%
Central Garden & Pet Co.*	502	20,331
Central Garden & Pet Co., Class A*	2,045	78,589
Energizer Holdings, Inc.	3,401	123,218
WD-40 Co.	697	120,881
		343,019
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc.*	2,208	14,948

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Clearway Energy, Inc., Class A	1,776	52,765
Clearway Energy, Inc., Class C(b)	4,184	131,419
Montauk Renewables, Inc.*	3,285	32,390
Ormat Technologies, Inc.	2,507	211,892
Sunnova Energy International, Inc.*(b)	5,063	90,020
		533,434
Industrial Conglomerates - 0.0%(d)
Brookfield Business Corp., Class A	1,325	25,705

Insurance - 1.9%
Ambac Financial Group, Inc.*	2,259	37,386
American Equity Investment Life Holding Co.	3,610	150,357
AMERISAFE, Inc.	974	53,122
Argo Group International Holdings Ltd.	1,619	47,032
Bright Health Group, Inc.*(b)	9,843	8,563
BRP Group, Inc., Class A*	3,100	89,094
CNO Financial Group, Inc.	5,788	148,289
Crawford & Co., Class A	788	4,350
Donegal Group, Inc., Class A	794	12,204
eHealth, Inc.*	1,262	9,288
Employers Holdings, Inc.	1,386	61,552
Enstar Group Ltd.*	573	140,104
Genworth Financial, Inc., Class A*	25,240	157,245
Goosehead Insurance, Inc., Class A*	971	45,297
Greenlight Capital Re Ltd., Class A*	1,333	12,237
HCI Group, Inc.	318	16,695
Hippo Holdings, Inc.*(b)	876	15,076
Horace Mann Educators Corp.	2,096	77,468
Investors Title Co.	66	10,781
James River Group Holdings Ltd.	1,875	45,188
Kinsale Capital Group, Inc.	1,102	351,207
Lemonade, Inc.*	2,393	39,006
MBIA, Inc.*	2,449	33,772
Mercury General Corp.	1,365	46,478
National Western Life Group, Inc., Class A	116	31,296
NI Holdings, Inc.*	431	5,965
Oscar Health, Inc., Class A*	6,152	34,082
Palomar Holdings, Inc.*	1,239	74,340
ProAssurance Corp.	2,750	54,698
RLI Corp.	1,991	274,579
Root, Inc., Class A*(b)	397	1,989
Safety Insurance Group, Inc.	725	58,500
Selective Insurance Group, Inc.	3,044	309,057
Selectquote, Inc.*	6,903	16,153
SiriusPoint Ltd.*	4,698	33,356
Stewart Information Services Corp.	1,368	58,126
Tiptree, Inc.	1,264	20,350
Trean Insurance Group, Inc.*	1,151	7,010
Trupanion, Inc.*	1,988	118,047
United Fire Group, Inc.	1,088	31,052
Universal Insurance Holdings, Inc.	1,316	25,438
		2,765,829
Interactive Media & Services - 0.6%
Arena Group Holdings, Inc. (The)*(b)	592	4,653
Bumble, Inc., Class A*	4,398	106,344
Cargurus, Inc.*	5,205	88,745
Cars.com, Inc.*	3,374	64,781
DHI Group, Inc.*	2,129	9,027
Eventbrite, Inc., Class A*	3,984	34,900
EverQuote, Inc., Class A*	1,018	13,896
fuboTV, Inc.*(b)	9,587	18,311
Leafly Holdings, Inc.*(b)	1,556	842
MediaAlpha, Inc., Class A*	1,256	19,016
Outbrain, Inc.*	1,859	8,217
QuinStreet, Inc.*	2,586	43,884
Shutterstock, Inc.	1,221	91,844
TrueCar, Inc.*	4,454	10,378
Vimeo, Inc.*	7,300	27,959
Vinco Ventures, Inc.*(b)	11,969	5,866
Wejo Group Ltd.*(b)	2,928	1,932
Yelp, Inc.*	3,448	103,509
Ziff Davis, Inc.*	2,330	184,023
ZipRecruiter, Inc., Class A*	3,719	63,446
		901,573
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	1,372	13,583
1stdibs.com, Inc.*	1,207	6,132
aka Brands Holding Corp.*	569	802
BARK, Inc.*	6,087	8,217
Boxed, Inc.*(b)	2,932	1,798
CarParts.com, Inc.*	2,590	16,239
ContextLogic, Inc., Class A*	29,506	14,361
Duluth Holdings, Inc., Class B*	672	4,039
Groupon, Inc.*(b)	1,113	8,359
Lands’ End, Inc.*	777	5,905
Lulu’s Fashion Lounge Holdings, Inc.*(b)	848	2,586
Overstock.com, Inc.*	2,171	42,052
PetMed Express, Inc.	1,030	19,343
Qurate Retail, Inc., Series A*	17,855	37,674
RealReal, Inc. (The)*	4,511	6,090
Rent the Runway, Inc., Class A*(b)	2,412	8,225
Revolve Group, Inc.*	2,082	56,381
RumbleON, Inc., Class B*(b)	534	4,854
Stitch Fix, Inc., Class A*	4,267	19,884
ThredUp, Inc., Class A*(b)	2,993	4,759
Xometry, Inc., Class A*(b)	1,739	52,883
		334,166
IT Services - 1.7%
AvidXchange Holdings, Inc.*	7,475	74,376
BigCommerce Holdings, Inc., Series 1*	3,315	31,559
Brightcove, Inc.*	2,123	11,401
Cantaloupe, Inc.*	2,978	17,153
Cass Information Systems, Inc.	685	33,120
Cerberus Cyber Sentinel Corp.*(b)	2,360	1,345
Conduent, Inc.*	8,657	34,455
CSG Systems International, Inc.	1,585	89,077
Cyxtera Technologies, Inc.*(b)	1,882	4,216
DigitalOcean Holdings, Inc.*	3,557	113,753
Edgio, Inc.*	7,002	8,612
EVERTEC, Inc.	3,116	114,700
Evo Payments, Inc., Class A*	2,411	81,612
ExlService Holdings, Inc.*	1,651	271,606
Fastly, Inc., Class A*	5,785	80,354
Flywire Corp.*	2,907	71,890
Grid Dynamics Holdings, Inc.*	2,735	31,863
Hackett Group, Inc. (The)	1,375	25,630
I3 Verticals, Inc., Class A*	1,124	27,662
IBEX Holdings Ltd.*	456	12,745
Information Services Group, Inc.	1,791	9,439

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
International Money Express, Inc.*	1,597	40,803
Marqeta, Inc., Class A*	22,139	128,406
Maximus, Inc.	3,089	253,545
MoneyGram International, Inc.*	4,783	51,896
Payoneer Global, Inc.*	11,246	65,227
Paysafe Ltd.*	1,438	28,667
Perficient, Inc.*	1,743	123,404
PFSweb, Inc.	861	5,545
Priority Technology Holdings, Inc.*	904	3,544
Rackspace Technology, Inc.*	2,936	6,900
Remitly Global, Inc.*	5,110	74,759
Repay Holdings Corp.*	4,468	37,889
Sabre Corp.*	16,631	84,153
Squarespace, Inc., Class A*	1,553	36,356
StoneCo Ltd., Class A*	14,134	120,280
TTEC Holdings, Inc.	962	38,730
Tucows, Inc., Class A*(b)	504	11,652
Unisys Corp.*	3,378	16,822
Verra Mobility Corp.*	7,150	123,194
		2,398,340
Leisure Products - 0.4%
Acushnet Holdings Corp.	1,698	81,946
AMMO, Inc.*(b)	4,511	8,797
Clarus Corp.	1,470	14,553
Johnson Outdoors, Inc., Class A	271	17,577
Latham Group, Inc.*	2,196	6,983
Malibu Boats, Inc., Class A*	1,037	61,971
Marine Products Corp.	425	5,440
MasterCraft Boat Holdings, Inc.*	896	30,258
Smith & Wesson Brands, Inc.	2,316	25,337
Solo Brands, Inc., Class A*(b)	1,120	4,626
Sturm Ruger & Co., Inc.	879	51,219
Topgolf Callaway Brands Corp.*	7,135	165,389
Vista Outdoor, Inc.*	2,849	81,367
		555,463
Life Sciences Tools & Services - 0.6%
AbCellera Biologics, Inc.*	10,560	88,704
Adaptive Biotechnologies Corp.*	5,685	48,607
Akoya Biosciences, Inc.*	804	9,270
Alpha Teknova, Inc.*	319	1,729
Berkeley Lights, Inc.*	2,878	5,036
BioLife Solutions, Inc.*	1,719	39,984
Bionano Genomics, Inc.*(b)	15,257	20,444
Codexis, Inc.*	3,128	15,124
CryoPort, Inc.*	2,255	48,843
Cytek Biosciences, Inc.*	5,822	59,967
Inotiv, Inc.*(b)	888	6,660
MaxCyte, Inc.*	4,437	20,144
Medpace Holdings, Inc.*	1,294	250,881
NanoString Technologies, Inc.*	2,368	23,112
Nautilus Biotechnology, Inc.*	2,429	5,149
OmniAb, Inc.*	3,929	16,384
Pacific Biosciences of California, Inc.*	11,525	104,647
Quanterix Corp.*	1,730	19,030
Quantum-Si, Inc.*	4,658	8,477
Science 37 Holdings, Inc.*(b)	3,207	1,058
Seer, Inc.*	2,632	10,765
Singular Genomics Systems, Inc.*	2,878	6,188
SomaLogic, Inc.*	7,631	19,383
		829,586
Machinery - 3.5%
3D Systems Corp.*	6,462	63,263
Alamo Group, Inc.	513	93,566
Albany International Corp., Class A	1,589	160,362
Altra Industrial Motion Corp.	3,315	203,972
Astec Industries, Inc.	1,164	52,415
Barnes Group, Inc.	2,497	105,224
Berkshire Grey, Inc.*(b)	2,520	3,326
Blue Bird Corp.*	891	18,096
Chart Industries, Inc.*	2,175	290,362
CIRCOR International, Inc.*	942	27,572
Columbus McKinnon Corp.	1,429	53,044
Desktop Metal, Inc., Class A*(b)	13,671	20,780
Douglas Dynamics, Inc.	1,147	42,772
Energy Recovery, Inc.*	2,806	61,928
Enerpac Tool Group Corp.	2,916	78,528
EnPro Industries, Inc.	1,062	114,165
ESCO Technologies, Inc.	1,314	122,452
Evoqua Water Technologies Corp.*	6,000	291,360
Fathom Digital Manufacturing Corp.*	496	590
Federal Signal Corp.	3,046	160,737
Franklin Electric Co., Inc.	2,351	224,685
Gorman-Rupp Co. (The)	1,160	32,318
Greenbrier Cos., Inc. (The)	1,624	52,147
Helios Technologies, Inc.	1,660	112,448
Hillenbrand, Inc.	3,533	166,546
Hillman Solutions Corp.*	6,862	61,003
Hydrofarm Holdings Group, Inc.*	2,227	4,276
Hyliion Holdings Corp.*	7,003	19,818
Hyster-Yale Materials Handling, Inc.	553	21,517
Hyzon Motors, Inc.*(b)	4,477	5,820
John Bean Technologies Corp.	1,612	178,755
Kadant, Inc.	592	127,079
Kennametal, Inc.	4,150	117,569
Lightning eMotors, Inc.*(b)	2,021	1,357
Lindsay Corp.	562	84,575
Luxfer Holdings plc	1,384	22,933
Manitowoc Co., Inc. (The)*	1,770	33,471
Markforged Holding Corp.*	5,802	7,717
Microvast Holdings, Inc.*	8,792	11,342
Miller Industries, Inc.	566	15,740
Mueller Industries, Inc.	2,854	211,110
Mueller Water Products, Inc., Class A	7,952	110,294
Nikola Corp.*(b)	17,280	38,362
Omega Flex, Inc.	167	19,435
Proterra, Inc.*	11,401	47,884
Proto Labs, Inc.*	1,385	43,544
RBC Bearings, Inc.*(b)	1,454	334,144
REV Group, Inc.	1,674	19,569
Sarcos Technology and Robotics Corp.*(b)	5,579	3,515
Shyft Group, Inc. (The)	1,761	45,663
SPX Technologies, Inc.*	2,233	157,293
Standex International Corp.	609	70,449
Tennant Co.	945	66,925
Terex Corp.	3,401	201,373
Titan International, Inc.*	2,609	32,378
Trinity Industries, Inc.	4,190	116,943
Velo3D, Inc.*(b)	2,917	9,247
Wabash National Corp.	2,424	66,418
Watts Water Technologies, Inc., Class A	1,396	244,621
Xos, Inc.*(b)	2,872	2,205
		5,107,002

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

Marine - 0.2%
Costamare, Inc.	2,694	28,287
Eagle Bulk Shipping, Inc.	685	44,710
Eneti, Inc.	1,129	11,945
Genco Shipping & Trading Ltd.	1,870	35,623
Golden Ocean Group Ltd.(b)	6,260	64,979
Matson, Inc.	1,906	126,768
Safe Bulkers, Inc.	3,652	13,695
		326,007
Media - 0.7%
AdTheorent Holding Co., Inc.*(b)	1,879	2,856
Advantage Solutions, Inc.*	4,207	9,255
AMC Networks, Inc., Class A*	1,543	34,502
Audacy, Inc.*	6,148	1,322
Boston Omaha Corp., Class A*	1,117	26,909
Cardlytics, Inc.*	1,628	8,873
Clear Channel Outdoor Holdings, Inc.*	18,807	33,288
Cumulus Media, Inc., Class A*	889	4,818
Daily Journal Corp.*	62	18,828
Entravision Communications Corp., Class A	3,029	19,870
EW Scripps Co. (The), Class A*	2,983	37,645
Gambling.com Group Ltd.*	456	4,460
Gannett Co., Inc.*	7,342	22,246
Gray Television, Inc.	4,187	48,988
iHeartMedia, Inc., Class A*	6,147	44,627
Innovid Corp.*	3,900	6,591
Integral Ad Science Holding Corp.*	1,947	21,261
John Wiley & Sons, Inc., Class A	2,191	97,478
Loyalty Ventures, Inc.*(b)	1,023	1,800
Magnite, Inc.*	6,748	75,105
PubMatic, Inc., Class A*	2,202	33,426
Quotient Technology, Inc.*	4,620	17,464
Scholastic Corp.	1,518	69,236
Sinclair Broadcast Group, Inc., Class A	2,043	33,240
Stagwell, Inc.*(b)	3,911	26,829
TechTarget, Inc.*	1,378	51,992
TEGNA, Inc.	11,363	197,716
Thryv Holdings, Inc.*	1,296	30,897
Urban One, Inc.*	422	2,882
Urban One, Inc., Class D*	550	2,745
WideOpenWest, Inc.*	2,734	29,883
		1,017,032
Metals & Mining - 1.5%
5E Advanced Materials, Inc.*(b)	1,961	13,256
Alpha Metallurgical Resources, Inc.	777	130,334
Arconic Corp.*	5,176	136,853
ATI, Inc.*	6,330	257,315
Carpenter Technology Corp.	2,438	117,829
Century Aluminum Co.*	2,649	31,973
Coeur Mining, Inc.*	14,207	44,326
Commercial Metals Co.	5,961	308,482
Compass Minerals International, Inc.	1,750	67,427
Constellium SE*	6,446	103,072
Dakota Gold Corp.*	2,665	7,489
Haynes International, Inc.	623	34,084
Hecla Mining Co.	28,215	145,307
Hycroft Mining Holding Corp.*(b)	7,805	3,035
Ivanhoe Electric, Inc.*(b)	739	11,107
Kaiser Aluminum Corp.	807	64,011
Materion Corp.	1,041	116,259
Novagold Resources, Inc.*	12,196	68,176
Olympic Steel, Inc.	489	25,673
Piedmont Lithium, Inc.*	885	57,436
PolyMet Mining Corp.*	1,490	3,725
Ramaco Resources, Inc.	1,144	11,383
Ryerson Holding Corp.	990	35,571
Schnitzer Steel Industries, Inc., Class A	1,288	42,105
SunCoke Energy, Inc.	4,249	40,408
TimkenSteel Corp.*	2,258	41,299
Tredegar Corp.	1,386	16,105
Warrior Met Coal, Inc.	2,626	100,497
Worthington Industries, Inc.	1,602	96,825
		2,131,362
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AFC Gamma, Inc.	832	12,888
Angel Oak Mortgage, Inc.(b)	609	4,580
Apollo Commercial Real Estate Finance, Inc.	7,175	82,441
Arbor Realty Trust, Inc.(b)	8,422	127,004
Ares Commercial Real Estate Corp.	2,618	29,610
ARMOUR Residential REIT, Inc.(b)	6,709	36,430
Blackstone Mortgage Trust, Inc., Class A	8,684	183,840
BrightSpire Capital, Inc.	4,779	35,317
Broadmark Realty Capital, Inc.	6,639	33,859
Chicago Atlantic Real Estate Finance, Inc.	277	4,061
Chimera Investment Corp.	11,858	76,958
Claros Mortgage Trust, Inc.	4,691	65,392
Dynex Capital, Inc.	2,325	30,760
Ellington Financial, Inc.	2,936	37,786
Franklin BSP Realty Trust, Inc.	4,231	59,276
Granite Point Mortgage Trust, Inc.	2,648	15,861
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,442	139,523
Invesco Mortgage Capital, Inc.	1,815	22,744
KKR Real Estate Finance Trust, Inc.	2,912	42,224
Ladder Capital Corp.	5,793	65,461
MFA Financial, Inc.	5,235	56,067
New York Mortgage Trust, Inc.	18,870	50,383
Nexpoint Real Estate Finance, Inc.	409	7,382
Orchid Island Capital, Inc.	1,711	19,437
PennyMac Mortgage Investment Trust	4,538	59,130
Ready Capital Corp.	3,650	41,099
Redwood Trust, Inc.	5,776	43,955
TPG RE Finance Trust, Inc.	3,495	29,673
Two Harbors Investment Corp.	4,401	72,925
		1,486,066
Multiline Retail - 0.1%
Big Lots, Inc.	1,447	20,765
Dillard’s, Inc., Class A	202	71,995
Franchise Group, Inc.	1,330	36,987
		129,747
Multi-Utilities - 0.4%
Avista Corp.	3,762	154,694
Black Hills Corp.	3,315	203,574
NorthWestern Corp.	2,960	171,029
Unitil Corp.	810	43,999
		573,296

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

Oil, Gas & Consumable Fuels - 3.8%
Aemetis, Inc.*(b)	1,524	5,441
Alto Ingredients, Inc.*	3,684	10,757
Amplify Energy Corp.*	1,819	15,243
Arch Resources, Inc.	757	119,114
Ardmore Shipping Corp.	2,085	37,843
Battalion Oil Corp.*	127	1,144
Berry Corp.	3,885	36,635
California Resources Corp.	3,776	159,347
Callon Petroleum Co.*	2,511	97,326
Centrus Energy Corp., Class A*	544	24,377
Chord Energy Corp.	2,119	285,260
Civitas Resources, Inc.	3,762	263,979
Clean Energy Fuels Corp.*	8,646	48,418
CNX Resources Corp.*	9,097	139,639
Comstock Resources, Inc.	4,676	56,767
CONSOL Energy, Inc.	1,751	95,832
Crescent Energy Co., Class A(b)	1,998	23,057
CVR Energy, Inc.	1,510	47,912
Delek US Holdings, Inc.	3,540	89,102
Denbury, Inc.*	2,556	213,094
DHT Holdings, Inc.	6,984	80,805
Dorian LPG Ltd.	1,567	34,396
Earthstone Energy, Inc., Class A*(b)	2,226	31,053
Empire Petroleum Corp.*(b)	516	6,708
Energy Fuels, Inc.*	7,956	53,385
Equitrans Midstream Corp.	20,968	126,437
Excelerate Energy, Inc., Class A	946	20,443
FLEX LNG Ltd.	1,453	50,405
Frontline plc	6,359	120,058
Gevo, Inc.*	10,037	18,568
Golar LNG Ltd.*	5,148	117,529
Green Plains, Inc.*	2,745	95,169
Gulfport Energy Corp.*	559	36,961
HighPeak Energy, Inc.(b)	357	9,550
International Seaways, Inc.	2,483	127,725
Kinetik Holdings, Inc.	845	25,139
Kosmos Energy Ltd.*	23,026	181,215
Magnolia Oil & Gas Corp., Class A	8,895	194,356
Matador Resources Co.	5,742	308,862
Murphy Oil Corp.	7,517	293,313
NACCO Industries, Inc., Class A	206	7,702
NextDecade Corp.*(b)	1,844	13,019
Nordic American Tankers Ltd.	10,467	46,369
Northern Oil and Gas, Inc.	3,368	104,543
Par Pacific Holdings, Inc.*	2,494	69,283
PBF Energy, Inc., Class A	5,006	218,812
Peabody Energy Corp.*(b)	6,004	163,909
Permian Resources Corp.	10,600	114,586
Ranger Oil Corp.	978	40,587
REX American Resources Corp.*	808	26,672
Riley Exploration Permian, Inc.	540	16,524
Ring Energy, Inc.*(b)	4,806	10,093
SandRidge Energy, Inc.*	1,620	23,636
Scorpio Tankers, Inc.	2,399	144,804
SFL Corp. Ltd.	5,859	60,465
SilverBow Resources, Inc.*(b)	598	14,723
Sitio Royalties Corp.	3,642	85,623
SM Energy Co.	6,177	182,283
Talos Energy, Inc.*	3,373	60,073
Teekay Corp.*	3,518	21,952
Teekay Tankers Ltd., Class A*	1,165	52,600
Tellurian, Inc.*(b)	26,020	38,770
Uranium Energy Corp.*(b)	17,996	66,585
Ur-Energy, Inc.*	10,679	11,426
VAALCO Energy, Inc.	5,419	25,415
Vertex Energy, Inc.*(b)	2,758	26,118
Vital Energy, Inc.*	846	43,476
W&T Offshore, Inc.*	4,820	27,040
World Fuel Services Corp.	3,126	85,809
		5,505,261
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	852	32,879
Glatfelter Corp.	2,244	8,617
Sylvamo Corp.	1,811	89,336
		130,832
Personal Products - 0.7%
Beauty Health Co. (The)*(b)	4,837	60,995
BellRing Brands, Inc.*	6,725	207,668
Edgewell Personal Care Co.	2,629	112,258
elf Beauty, Inc.*	2,508	187,473
Herbalife Nutrition Ltd.*	4,995	96,653
Honest Co., Inc. (The)*	3,356	9,363
Inter Parfums, Inc.	916	110,296
Medifast, Inc.	555	62,232
Nature’s Sunshine Products, Inc.*	685	7,425
Nu Skin Enterprises, Inc., Class A	2,507	99,879
Thorne HealthTech, Inc.*	701	3,470
USANA Health Sciences, Inc.*	573	34,827
Veru, Inc.*(b)	3,313	13,103
		1,005,642
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc.*	3,294	41,043
Amneal Pharmaceuticals, Inc.*	5,252	10,819
Amphastar Pharmaceuticals, Inc.*	1,953	62,223
Amylyx Pharmaceuticals, Inc.*	2,571	89,522
AN2 Therapeutics, Inc.*	567	6,396
ANI Pharmaceuticals, Inc.*	649	27,154
Arvinas, Inc.*	2,480	76,012
Atea Pharmaceuticals, Inc.*	3,890	13,771
Athira Pharma, Inc.*	1,734	5,341
Axsome Therapeutics, Inc.*	1,635	111,491
Cara Therapeutics, Inc.*	2,284	23,205
Cassava Sciences, Inc.*(b)	1,944	48,017
Collegium Pharmaceutical, Inc.*	1,714	45,472
Corcept Therapeutics, Inc.*	4,405	91,756
DICE Therapeutics, Inc.*	1,805	53,861
Edgewise Therapeutics, Inc.*(b)	1,933	18,518
Esperion Therapeutics, Inc.*	3,761	23,243
Evolus, Inc.*	1,806	16,380
EyePoint Pharmaceuticals, Inc.*	1,328	4,435
Fulcrum Therapeutics, Inc.*	2,220	13,409
Harmony Biosciences Holdings, Inc.*	1,336	58,824
Innoviva, Inc.*	3,227	38,950
Intra-Cellular Therapies, Inc.*	4,672	229,068
Ligand Pharmaceuticals, Inc.*	771	55,620
Liquidia Corp.*	2,433	18,418
Nektar Therapeutics*	9,253	12,769
NGM Biopharmaceuticals, Inc.*	2,061	9,769
Nuvation Bio, Inc.*(b)	5,935	11,514
Ocular Therapeutix, Inc.*	3,929	23,731
Pacira BioSciences, Inc.*	2,290	97,485
Phathom Pharmaceuticals, Inc.*(b)	1,251	10,709
Phibro Animal Health Corp., Class A	1,039	16,323
Prestige Consumer Healthcare, Inc.*	2,540	153,035

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Provention Bio, Inc.*(b)	3,217	26,701
Reata Pharmaceuticals, Inc., Class A*	1,409	43,919
Relmada Therapeutics, Inc.*	1,397	5,029
Revance Therapeutics, Inc.*	4,117	142,860
Scilex Holding Co.*(b)	3,181	27,516
SIGA Technologies, Inc.(b)	2,402	16,454
Supernus Pharmaceuticals, Inc.*	2,529	95,065
Tarsus Pharmaceuticals, Inc.*	938	14,530
Theravance Biopharma, Inc.*	3,330	35,964
Theseus Pharmaceuticals, Inc.*	866	8,036
Third Harmonic Bio, Inc.*(b)	644	2,731
Ventyx Biosciences, Inc.*	1,271	54,971
Xeris Biopharma Holdings, Inc.*	6,751	9,316
		2,001,375
Professional Services - 1.5%
Alight, Inc., Class A*	17,314	166,214
ASGN, Inc.*	2,503	222,266
Atlas Technical Consultants, Inc.*	977	11,949
Barrett Business Services, Inc.	350	33,593
CBIZ, Inc.*	2,444	122,420
CRA International, Inc.	355	44,187
Exponent, Inc.	2,593	266,820
First Advantage Corp.*	2,994	43,443
Forrester Research, Inc.*	577	18,978
Franklin Covey Co.*	620	29,059
Heidrick & Struggles International, Inc.	997	34,227
HireRight Holdings Corp.*	1,081	11,913
Huron Consulting Group, Inc.*	1,006	70,611
ICF International, Inc.	941	93,620
Insperity, Inc.	1,850	229,567
Kelly Services, Inc., Class A	1,721	28,792
Kforce, Inc.	1,009	63,052
Korn Ferry	2,706	151,238
Legalzoom.com, Inc.*	4,891	39,959
NV5 Global, Inc.*	689	72,497
Planet Labs PBC*	7,930	36,557
Red Violet, Inc.*	496	10,104
Resources Connection, Inc.	1,637	29,564
Skillsoft Corp.*	4,139	6,457
Spire Global, Inc.*(b)	6,377	6,568
Sterling Check Corp.*	1,207	15,353
TriNet Group, Inc.*	1,910	158,282
TrueBlue, Inc.*	1,641	30,687
Upwork, Inc.*	6,194	70,240
Willdan Group, Inc.*	592	10,692
		2,128,909
Real Estate Management & Development - 0.5%
American Realty Investors, Inc.*	76	1,796
Anywhere Real Estate, Inc.*	5,475	31,700
Compass, Inc., Class A*	13,927	50,276
Cushman & Wakefield plc*	8,112	104,969
DigitalBridge Group, Inc.	8,055	98,835
Doma Holdings, Inc.*(b)	7,082	4,037
Douglas Elliman, Inc.	3,854	16,264
eXp World Holdings, Inc.	3,552	42,908
Forestar Group, Inc.*	929	13,257
FRP Holdings, Inc.*	341	18,636
Kennedy-Wilson Holdings, Inc.	6,023	100,644
Marcus & Millichap, Inc.	1,283	44,097
Newmark Group, Inc., Class A	6,891	55,266
Offerpad Solutions, Inc.*(b)	3,481	1,979
RE/MAX Holdings, Inc., Class A	907	16,770
Redfin Corp.*	5,420	40,162
RMR Group, Inc. (The), Class A	779	21,921
St Joe Co. (The)	1,757	75,252
Stratus Properties, Inc.	300	6,393
Tejon Ranch Co.*	1,060	20,363
Transcontinental Realty Investors, Inc.*	64	2,791
		768,316
Road & Rail - 0.6%
ArcBest Corp.	1,247	119,962
Bird Global, Inc., Class A*(b)	8,969	1,814
Covenant Logistics Group, Inc.	476	16,493
Daseke, Inc.*	2,055	16,748
Heartland Express, Inc.	2,383	38,438
Marten Transport Ltd.	2,975	65,658
PAM Transportation Services, Inc.*	337	9,773
Saia, Inc.*	1,355	367,029
TuSimple Holdings, Inc., Class A*	7,136	13,701
Universal Logistics Holdings, Inc.	366	10,870
Werner Enterprises, Inc.	3,232	150,126
		810,612
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research, Inc., Class A*	2,445	25,379
Alpha & Omega Semiconductor Ltd.*	1,124	30,022
Ambarella, Inc.*	1,857	175,134
Amkor Technology, Inc.	5,176	133,334
Atomera, Inc.*(b)	1,052	6,975
Axcelis Technologies, Inc.*	1,666	214,148
AXT, Inc.*	2,098	9,168
CEVA, Inc.*	1,165	36,767
Cohu, Inc.*	2,400	89,280
Credo Technology Group Holding Ltd.*	4,916	52,159
Diodes, Inc.*	2,270	208,136
FormFactor, Inc.*	3,932	118,353
Ichor Holdings Ltd.*	1,431	47,151
Impinj, Inc.*	1,094	145,086
indie Semiconductor, Inc., Class A*(b)	5,203	54,423
Kulicke & Soffa Industries, Inc.	2,911	155,156
MACOM Technology Solutions Holdings, Inc.*	2,578	176,696
MaxLinear, Inc.*	3,710	126,919
Onto Innovation, Inc.*	2,528	208,484
PDF Solutions, Inc.*	1,534	57,433
Photronics, Inc.*	3,055	53,829
Power Integrations, Inc.	2,892	237,867
Rambus, Inc.*	5,450	241,053
Rigetti Computing, Inc.*	4,005	3,003
Semtech Corp.*	3,228	99,455
Silicon Laboratories, Inc.*	1,684	300,644
SiTime Corp.*	826	102,548
SkyWater Technology, Inc.*	575	7,550
SMART Global Holdings, Inc.*	2,448	40,882
Synaptics, Inc.*	2,024	238,043
Transphorm, Inc.*(b)	1,160	4,385
Ultra Clean Holdings, Inc.*	2,302	73,342
Veeco Instruments, Inc.*	2,588	55,047
		3,527,851
Software - 4.1%
8x8, Inc.*	5,675	30,191
A10 Networks, Inc.	3,255	49,541
ACI Worldwide, Inc.*	5,718	147,810

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Adeia, Inc.	5,314	52,396
Agilysys, Inc.*	1,010	80,709
Alarm.com Holdings, Inc.*	2,452	124,635
Alkami Technology, Inc.*	1,849	28,401
Altair Engineering, Inc., Class A*	2,651	169,823
American Software, Inc., Class A	1,603	21,705
Amplitude, Inc., Class A*	2,851	37,633
Appfolio, Inc., Class A*	988	130,475
Appian Corp., Class A*	2,041	84,599
Applied Digital Corp.*(b)	3,444	9,127
Arteris, Inc.*	904	5,939
Asana, Inc., Class A*(b)	3,755	55,536
AvePoint, Inc.*(b)	6,669	33,345
Blackbaud, Inc.*	2,368	131,874
Blackline, Inc.*	2,816	192,502
Blend Labs, Inc., Class A*	9,652	15,250
Box, Inc., Class A*	7,131	237,819
C3.ai, Inc., Class A*(b)	2,986	67,424
Cerence, Inc.*	2,005	54,897
Cipher Mining, Inc.*(b)	1,992	3,028
Cleanspark, Inc.*	2,327	6,423
Clear Secure, Inc., Class A	3,173	97,538
CommVault Systems, Inc.*	2,271	133,716
Consensus Cloud Solutions, Inc.*	959	39,357
Couchbase, Inc.*	1,443	23,463
CS Disco, Inc.*	1,148	8,036
Cvent Holding Corp.*	2,308	16,756
Digimarc Corp.*(b)	698	14,232
Digital Turbine, Inc.*	4,789	51,434
Domo, Inc., Class B*	1,577	24,239
Duck Creek Technologies, Inc.*	3,939	74,605
E2open Parent Holdings, Inc.*	10,159	62,986
Ebix, Inc.	1,343	23,341
eGain Corp.*	1,076	8,404
Enfusion, Inc., Class A*	1,366	14,644
EngageSmart, Inc.*	1,811	38,103
Envestnet, Inc.*	2,803	175,216
Everbridge, Inc.*	2,040	66,667
EverCommerce, Inc.*(b)	1,216	12,160
ForgeRock, Inc., Class A*(b)	1,942	39,694
Greenidge Generation Holdings, Inc.*(b)	733	378
Instructure Holdings, Inc.*(b)	882	22,729
Intapp, Inc.*	734	29,052
InterDigital, Inc.	1,515	110,580
IronNet, Inc.*(b)	3,355	1,598
Kaleyra, Inc.*(b)	1,605	1,370
Latch, Inc.*(b)	5,542	4,378
LivePerson, Inc.*	3,587	36,300
LiveRamp Holdings, Inc.*	3,369	79,609
LiveVox Holdings, Inc.*	1,153	2,629
Marathon Digital Holdings, Inc.*(b)	5,969	42,380
Matterport, Inc.*	11,425	34,846
MeridianLink, Inc.*	1,173	18,486
MicroStrategy, Inc., Class A*	480	125,890
Mitek Systems, Inc.*(b)	2,153	20,023
Model N, Inc.*	1,870	62,084
Momentive Global, Inc.*	6,646	45,857
N-able, Inc.*	3,477	41,168
NextNav, Inc.*	3,415	9,425
Olo, Inc., Class A*	4,585	36,359
ON24, Inc.*	2,122	20,456
OneSpan, Inc.*	2,021	27,324
PagerDuty, Inc.*	4,410	131,683
Porch Group, Inc.*	4,179	10,448
PowerSchool Holdings, Inc., Class A*	2,326	53,382
Progress Software Corp.	2,190	125,794
PROS Holdings, Inc.*	2,088	54,476
Q2 Holdings, Inc.*	2,849	91,966
Qualys, Inc.*	1,966	232,283
Rapid7, Inc.*(b)	3,012	142,468
Rimini Street, Inc.*	2,516	10,768
Riot Platforms, Inc.*(b)	8,084	50,525
Sapiens International Corp. NV	1,636	33,734
SecureWorks Corp., Class A*	513	3,883
ShotSpotter, Inc.*	455	15,516
SolarWinds Corp.*	2,462	20,976
Sprout Social, Inc., Class A*	2,386	145,498
SPS Commerce, Inc.*	1,849	278,533
Sumo Logic, Inc.*	5,924	70,318
Telos Corp.*	2,747	10,631
Tenable Holdings, Inc.*	5,703	252,244
Terawulf, Inc.*	1,104	712
Upland Software, Inc.*	1,508	8,731
Varonis Systems, Inc.*	5,557	150,484
Verint Systems, Inc.*	3,244	121,261
Veritone, Inc.*(b)	1,594	11,301
Viant Technology, Inc., Class A*	734	2,885
Weave Communications, Inc.*	1,611	8,329
WM Technology, Inc.*(b)	3,865	4,271
Workiva, Inc.*	2,430	216,756
Xperi, Inc.*	2,126	24,853
Yext, Inc.*	5,807	42,623
Zeta Global Holdings Corp., Class A*	5,663	60,084
Zuora, Inc., Class A*	6,335	53,657
		5,909,667
Specialty Retail - 2.2%
Aaron’s Co., Inc. (The)	1,544	22,156
Abercrombie & Fitch Co., Class A*	2,482	72,996
Academy Sports & Outdoors, Inc.	3,954	233,879
American Eagle Outfitters, Inc.	7,867	113,049
America’s Car-Mart, Inc.*	300	25,488
Arko Corp.	4,254	34,117
Asbury Automotive Group, Inc.*	1,129	256,396
Bed Bath & Beyond, Inc.*(b)	3,918	5,524
Big 5 Sporting Goods Corp.(b)	1,094	9,660
Boot Barn Holdings, Inc.*	1,506	116,640
Buckle, Inc. (The)	1,539	62,776
Build-A-Bear Workshop, Inc.*	689	14,435
Caleres, Inc.	1,797	46,920
Camping World Holdings, Inc., Class A(b)	1,984	45,295
Cato Corp. (The), Class A	924	8,547
Chico’s FAS, Inc.*	6,245	35,909
Children’s Place, Inc. (The)*	645	27,006
Citi Trends, Inc.*	413	11,581
Conn’s, Inc.*	666	5,708
Container Store Group, Inc. (The)*	1,657	7,208
Designer Brands, Inc., Class A	2,580	25,258
Destination XL Group, Inc.*	2,927	17,503
EVgo, Inc.*(b)	3,465	20,547
Express, Inc.*(b)	3,276	3,342
Foot Locker, Inc.	4,117	179,995
Genesco, Inc.*	639	28,736
Group 1 Automotive, Inc.	720	159,170
GrowGeneration Corp.*	2,927	12,396
Guess?, Inc.	1,581	33,264

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Haverty Furniture Cos., Inc.	742	28,003
Hibbett, Inc.	646	46,467
JOANN, Inc.(b)	562	2,040
LL Flooring Holdings, Inc.*	1,468	7,413
MarineMax, Inc.*	1,079	36,233
Monro, Inc.	1,592	80,300
Murphy USA, Inc.	1,067	272,181
National Vision Holdings, Inc.*	4,001	149,477
ODP Corp. (The)*	2,041	92,416
OneWater Marine, Inc., Class A*	575	15,997
Sally Beauty Holdings, Inc.*	5,461	87,867
Shoe Carnival, Inc.	880	23,188
Signet Jewelers Ltd.	2,335	167,233
Sleep Number Corp.*	1,087	43,328
Sonic Automotive, Inc., Class A	917	52,168
Sportsman’s Warehouse Holdings, Inc.*	1,963	17,647
Tile Shop Holdings, Inc.*	1,580	8,627
Tilly’s, Inc., Class A*	1,153	10,008
Torrid Holdings, Inc.*(b)	746	2,037
TravelCenters of America, Inc.*	643	54,237
Upbound Group, Inc.	2,547	68,387
Urban Outfitters, Inc.*	3,256	87,749
Volta, Inc.*(b)	6,297	5,402
Warby Parker, Inc., Class A*	4,256	55,371
Winmark Corp.	143	41,756
Zumiez, Inc.*	799	18,585
		3,109,618
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.*	1,775	51,581
CompoSecure, Inc.*(b)	416	2,874
Corsair Gaming, Inc.*	1,954	34,195
Diebold Nixdorf, Inc.*	3,726	11,998
Eastman Kodak Co.*(b)	2,915	10,086
IonQ, Inc.*(b)	6,066	28,753
Super Micro Computer, Inc.*	2,360	231,209
Turtle Beach Corp.*	790	6,391
Xerox Holdings Corp.	5,836	96,236
		473,323
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc., Class A*(b)	4,922	14,077
Crocs, Inc.*	3,095	376,692
Ermenegildo Zegna NV(b)	3,054	39,763
Fossil Group, Inc.*	2,405	10,414
G-III Apparel Group Ltd.*	2,194	36,453
Kontoor Brands, Inc.	2,834	147,793
Movado Group, Inc.	788	27,281
Oxford Industries, Inc.	771	90,677
PLBY Group, Inc.*(b)	2,082	4,435
Rocky Brands, Inc.	352	9,370
Steven Madden Ltd.	3,925	142,478
Superior Group of Cos., Inc.	602	6,971
Unifi, Inc.*	731	7,566
Wolverine World Wide, Inc.	3,948	66,129
		980,099
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc.*	2,924	138,568
Blue Foundry Bancorp*	1,308	16,010
Bridgewater Bancshares, Inc.*	1,037	15,254
Capitol Federal Financial, Inc.	6,630	55,626
Columbia Financial, Inc.*(b)	1,735	36,608
Enact Holdings, Inc.	1,531	37,127
Essent Group Ltd.	5,374	230,813
Federal Agricultural Mortgage Corp., Class C	464	65,823
Finance of America Cos., Inc., Class A*(b)	2,001	2,921
Greene County Bancorp, Inc.	173	9,740
Hingham Institution For Savings (The)	75	21,352
Home Bancorp, Inc.	372	14,713
Home Point Capital, Inc.	405	636
Kearny Financial Corp.	3,032	30,441
Luther Burbank Corp.	757	8,804
Merchants Bancorp	802	24,261
Mr Cooper Group, Inc.*	3,535	164,130
NMI Holdings, Inc., Class A*	4,188	97,748
Northfield Bancorp, Inc.	2,177	32,024
PennyMac Financial Services, Inc.	1,366	82,602
Pioneer Bancorp, Inc.*	592	6,696
Provident Bancorp, Inc.	735	6,740
Provident Financial Services, Inc.	3,728	87,049
Radian Group, Inc.	8,031	171,462
Southern Missouri Bancorp, Inc.	401	18,558
Sterling Bancorp, Inc.*	884	5,481
TrustCo Bank Corp.	956	35,812
Velocity Financial, Inc.*	439	4,232
Walker & Dunlop, Inc.	1,566	136,602
Waterstone Financial, Inc.	964	15,520
WSFS Financial Corp.	3,124	155,919
		1,729,272
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	8,253	7,457
Turning Point Brands, Inc.	755	18,044
Universal Corp.	1,232	62,327
Vector Group Ltd.	7,332	97,296
		185,124
Trading Companies & Distributors - 1.5%
Alta Equipment Group, Inc.	1,058	19,901
Applied Industrial Technologies, Inc.	1,953	279,006
Beacon Roofing Supply, Inc.*	2,620	170,300
BlueLinx Holdings, Inc.*	447	37,722
Boise Cascade Co.	2,015	139,257
Custom Truck One Source, Inc.*(b)	3,043	22,031
Distribution Solutions Group, Inc.*	254	11,280
DXP Enterprises, Inc.*	782	22,608
GATX Corp.	1,791	195,380
Global Industrial Co.	663	18,650
GMS, Inc.*	2,172	131,862
H&E Equipment Services, Inc.	1,628	90,354
Herc Holdings, Inc.	1,281	183,939
Hudson Technologies, Inc.*	2,200	22,286
Karat Packaging, Inc.	290	4,495
McGrath RentCorp	1,236	127,110
MRC Global, Inc.*	4,234	47,421
NOW, Inc.*	5,626	72,294
Rush Enterprises, Inc., Class A	2,124	120,388
Rush Enterprises, Inc., Class B	335	20,093
Textainer Group Holdings Ltd.	2,216	72,951
Titan Machinery, Inc.*	1,033	47,301
Transcat, Inc.*	363	32,666
Triton International Ltd.	2,972	204,890
Veritiv Corp.	667	101,011
		2,195,196
Water Utilities - 0.4%
American States Water Co.	1,883	168,152

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Artesian Resources Corp., Class A	419	23,602
California Water Service Group	2,768	158,440
Global Water Resources, Inc.	695	9,174
Middlesex Water Co.	885	67,703
Pure Cycle Corp.*	993	8,768
SJW Group	1,378	105,335
York Water Co. (The)	723	31,436
		572,610
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	2,523	41,529
KORE Group Holdings, Inc.*(b)	2,148	3,695
Shenandoah Telecommunications Co.	2,470	48,214
Telephone and Data Systems, Inc.	5,145	65,290
United States Cellular Corp.*	749	18,073
		176,801
TOTAL COMMON STOCKS (Cost $146,008,091)		124,188,069

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(e)(f)	687	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	756	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH, CVR*(e)(f)	2,444	1,222
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(f)	2	—
TOTAL RIGHTS (Cost $1,635)		1,222

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(g) - 1.8%

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $2,637,961)	2,637,961	2,637,961

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 20.9%

REPURCHASE AGREEMENTS(h) - 20.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $30,132,133
(Cost $30,128,393)	30,128,393	30,128,393

Total Investments - 108.7% (Cost $178,776,080)		156,955,645
Liabilities in excess of other assets - (8.7%)		(12,568,232)
Net Assets - 100.0%		144,387,413

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $35,904,668.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $3,433,040, collateralized in the form of cash with a value of $2,637,961 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $966,743 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 2, 2023 – May 15, 2052. The total value of collateral is $3,604,704.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $1,222, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $2,637,961.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	60	3/17/2023	USD	$5,697,300	$395,020

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,136,190	5/8/2023	Bank of America NA	4.42%	Russell 2000® Index	(8,987,388)
20,772,040	11/6/2023	Barclays Capital	5.07%	Russell 2000® Index	1,005,402
8,794,446	5/8/2023	BNP Paribas SA	4.72%	Russell 2000® Index	(8,998,935)
17,844,985	4/10/2023	Citibank NA	4.86%	Russell 2000® Index	(10,936,498)
21,299,404	3/7/2023	Goldman Sachs International	4.97%	Russell 2000® Index	(13,868,189)
11,779,360	3/6/2024	Morgan Stanley & Co. International plc	5.02%	iShares® Russell 2000 ETF	432,073
22,437,598	3/6/2024	Morgan Stanley & Co. International plc	5.02%	Russell 2000® Index	895,357
45,093,349	3/7/2023	Societe Generale	4.92%	Russell 2000® Index	(19,933,972)
2,786,678	3/7/2023	UBS AG	4.57%	Russell 2000® Index	(10,901,666)
158,944,050					(71,293,816)
				Total Unrealized Appreciation	2,332,832
				Total Unrealized Depreciation	(73,626,648)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 85.3%

Aerospace & Defense - 1.6%
Boeing Co. (The)*	45,990	9,269,284
General Dynamics Corp.	18,493	4,214,740
Howmet Aerospace, Inc.	30,256	1,276,198
Huntington Ingalls Industries, Inc.	3,282	706,286
L3Harris Technologies, Inc.	15,651	3,305,335
Lockheed Martin Corp.	19,171	9,092,038
Northrop Grumman Corp.	11,878	5,512,699
Raytheon Technologies Corp.	120,817	11,850,940
Textron, Inc.	17,172	1,245,485
TransDigm Group, Inc.	4,249	3,160,704
		49,633,709
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	9,662	965,813
Expeditors International of Washington, Inc.	13,066	1,366,181
FedEx Corp.	19,663	3,995,915
United Parcel Service, Inc., Class B	59,967	10,943,378
		17,271,287
Airlines - 0.2%
Alaska Air Group, Inc.*	10,418	498,293
American Airlines Group, Inc.*	53,434	853,875
Delta Air Lines, Inc.*	52,690	2,020,135
Southwest Airlines Co.	48,842	1,640,114
United Airlines Holdings, Inc.*	26,883	1,396,841
		6,409,258
Auto Components - 0.1%
Aptiv plc*	22,284	2,591,183
BorgWarner, Inc.	19,235	967,136
		3,558,319
Automobiles - 1.7%
Ford Motor Co.	324,590	3,917,801
General Motors Co.	116,723	4,521,849
Tesla, Inc.*	220,515	45,362,141
		53,801,791
Banks - 3.4%
Bank of America Corp.	573,538	19,672,354
Citigroup, Inc.	159,233	8,071,521
Citizens Financial Group, Inc.	40,482	1,690,528
Comerica, Inc.	10,750	753,575
Fifth Third Bancorp	56,424	2,048,191
First Republic Bank	15,023	1,847,979
Huntington Bancshares, Inc.	118,570	1,816,493
JPMorgan Chase & Co.	241,069	34,557,241
KeyCorp	76,604	1,401,087
M&T Bank Corp.	14,173	2,200,925
PNC Financial Services Group, Inc. (The)	33,138	5,233,153
Regions Financial Corp.	76,805	1,791,093
Signature Bank	5,183	596,304
SVB Financial Group*	4,850	1,397,334
Truist Financial Corp.	109,054	5,120,085
US Bancorp	111,103	5,302,946
Wells Fargo & Co.	313,148	14,645,932
Zions Bancorp NA	12,286	621,917
		108,768,658
Beverages - 1.5%
Brown-Forman Corp., Class B	15,018	974,218
Coca-Cola Co. (The)	319,863	19,035,047
Constellation Brands, Inc., Class A	13,346	2,985,500
Keurig Dr Pepper, Inc.	69,846	2,413,179
Molson Coors Beverage Co., Class B	15,469	822,796
Monster Beverage Corp.*	31,319	3,187,022
PepsiCo, Inc.	113,213	19,645,852
		49,063,614
Biotechnology - 1.9%
AbbVie, Inc.	145,316	22,364,133
Amgen, Inc.	43,785	10,143,233
Biogen, Inc.*	11,822	3,190,285
Gilead Sciences, Inc.	103,080	8,301,032
Incyte Corp.*	15,165	1,167,402
Moderna, Inc.*	27,117	3,764,111
Regeneron Pharmaceuticals, Inc.*	8,853	6,731,998
Vertex Pharmaceuticals, Inc.*	21,080	6,119,313
		61,781,507
Building Products - 0.4%
A O Smith Corp.	10,420	683,865
Allegion plc	7,177	808,920
Carrier Global Corp.	68,737	3,095,227
Johnson Controls International plc	56,586	3,549,074
Masco Corp.	18,524	971,213
Trane Technologies plc	18,936	3,502,592
		12,610,891
Capital Markets - 2.7%
Ameriprise Financial, Inc.	8,751	3,000,455
Bank of New York Mellon Corp. (The)	60,453	3,075,849
BlackRock, Inc.	12,392	8,543,417
Cboe Global Markets, Inc.	8,725	1,100,833
Charles Schwab Corp. (The)	125,359	9,767,973
CME Group, Inc.	29,556	5,478,500
FactSet Research Systems, Inc.	3,139	1,301,273
Franklin Resources, Inc.	23,334	687,653
Goldman Sachs Group, Inc. (The)	27,885	9,805,760
Intercontinental Exchange, Inc.	45,855	4,668,039
Invesco Ltd.	37,370	659,954
MarketAxess Holdings, Inc.	3,098	1,057,812
Moody’s Corp.	12,936	3,753,381
Morgan Stanley	108,298	10,450,757
MSCI, Inc.	6,575	3,433,136
Nasdaq, Inc.	27,844	1,560,935
Northern Trust Corp.	17,142	1,633,118
Raymond James Financial, Inc.	15,961	1,731,130
S&P Global, Inc.	27,361	9,335,573
State Street Corp.	30,197	2,677,870
T. Rowe Price Group, Inc.	18,322	2,057,194
		85,780,612
Chemicals - 1.6%
Air Products and Chemicals, Inc.	18,241	5,216,561
Albemarle Corp.	9,616	2,445,445
Celanese Corp.	8,191	952,040
CF Industries Holdings, Inc.	16,083	1,381,369
Corteva, Inc.	58,705	3,656,734
Dow, Inc.	57,825	3,307,590
DuPont de Nemours, Inc.	40,895	2,986,562
Eastman Chemical Co.	9,868	840,754
Ecolab, Inc.	20,346	3,242,542
FMC Corp.	10,348	1,336,444
International Flavors & Fragrances, Inc.	20,942	1,951,794
Linde plc	40,691	14,175,524

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	20,862	2,002,543
Mosaic Co. (The)	28,010	1,489,852
PPG Industries, Inc.	19,262	2,543,740
Sherwin-Williams Co. (The)	19,392	4,292,419
		51,821,913
Commercial Services & Supplies - 0.4%
Cintas Corp.	7,087	3,107,437
Copart, Inc.*	35,217	2,481,390
Republic Services, Inc.	16,882	2,176,596
Rollins, Inc.	19,027	669,750
Waste Management, Inc.	30,692	4,596,434
		13,031,607
Communications Equipment - 0.8%
Arista Networks, Inc.*	20,322	2,818,661
Cisco Systems, Inc.	337,414	16,337,586
F5, Inc.*	4,911	702,175
Juniper Networks, Inc.	26,658	820,533
Motorola Solutions, Inc.	13,718	3,605,228
		24,284,183
Construction & Engineering - 0.1%
Quanta Services, Inc.	11,736	1,894,190

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,093	1,832,818
Vulcan Materials Co.	10,931	1,977,527
		3,810,345
Consumer Finance - 0.5%
American Express Co.	49,137	8,549,347
Capital One Financial Corp.	31,387	3,423,694
Discover Financial Services	22,458	2,515,296
Synchrony Financial	37,026	1,322,198
		15,810,535
Containers & Packaging - 0.2%
Amcor plc	122,348	1,362,957
Avery Dennison Corp.	6,656	1,212,656
Ball Corp.	25,805	1,450,499
International Paper Co.	29,213	1,063,061
Packaging Corp. of America	7,597	1,038,662
Sealed Air Corp.	11,879	577,557
Westrock Co.	20,902	656,323
		7,361,715
Distributors - 0.1%
Genuine Parts Co.	11,545	2,041,849
LKQ Corp.	20,850	1,194,496
Pool Corp.	3,213	1,146,591
		4,382,936
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	148,001	45,166,945

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	585,841	11,078,253
Lumen Technologies, Inc.	78,241	266,020
Verizon Communications, Inc.	345,125	13,394,301
		24,738,574
Electric Utilities - 1.6%
Alliant Energy Corp.	20,673	1,059,905
American Electric Power Co., Inc.	42,222	3,714,269
Constellation Energy Corp.	26,890	2,013,792
Duke Energy Corp.	63,296	5,966,281
Edison International	31,422	2,080,451
Entergy Corp.	16,728	1,720,809
Evergy, Inc.	18,884	1,110,568
Eversource Energy	28,618	2,156,652
Exelon Corp.	81,687	3,299,338
FirstEnergy Corp.	44,610	1,763,879
NextEra Energy, Inc.	163,268	11,596,926
NRG Energy, Inc.	18,942	621,108
PG&E Corp.*	132,293	2,066,417
Pinnacle West Capital Corp.	9,295	684,856
PPL Corp.	60,516	1,638,168
Southern Co. (The)	89,393	5,637,123
Xcel Energy, Inc.	44,923	2,900,678
		50,031,220
Electrical Equipment - 0.5%
AMETEK, Inc.	18,891	2,674,210
Eaton Corp. plc	32,653	5,711,990
Emerson Electric Co.	48,589	4,018,796
Generac Holdings, Inc.*	5,216	625,972
Rockwell Automation, Inc.	9,396	2,771,162
		15,802,130
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	48,932	3,793,209
CDW Corp.	11,115	2,249,898
Corning, Inc.	62,507	2,122,113
Keysight Technologies, Inc.*	14,743	2,358,290
TE Connectivity Ltd.	26,106	3,323,816
Teledyne Technologies, Inc.*	3,824	1,644,588
Trimble, Inc.*	20,270	1,055,256
Zebra Technologies Corp., Class A*	4,248	1,275,462
		17,822,632
Energy Equipment & Services - 0.4%
Baker Hughes Co.	82,292	2,518,135
Halliburton Co.	74,617	2,703,374
Schlumberger Ltd.	116,513	6,199,657
		11,421,166
Entertainment - 1.2%
Activision Blizzard, Inc.	58,561	4,465,276
Electronic Arts, Inc.	21,518	2,387,207
Live Nation Entertainment, Inc.*(b)	11,731	845,336
Netflix, Inc.*	36,565	11,778,683
Take-Two Interactive Software, Inc.*	12,952	1,418,892
Walt Disney Co. (The)*	149,843	14,925,861
Warner Bros Discovery, Inc.*	181,614	2,836,811
		38,658,066
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	12,261	1,836,453
American Tower Corp.	38,295	7,582,793
AvalonBay Communities, Inc.	11,492	1,982,600
Boston Properties, Inc.	11,711	766,836
Camden Property Trust	8,760	1,005,298
Crown Castle, Inc.	35,578	4,651,823
Digital Realty Trust, Inc.	23,613	2,461,183
Equinix, Inc.	7,597	5,228,787
Equity Residential	27,970	1,748,684
Essex Property Trust, Inc.	5,379	1,226,735
Extra Space Storage, Inc.	11,012	1,813,126
Federal Realty Investment Trust	5,999	640,573
Healthpeak Properties, Inc.	44,227	1,064,102
Host Hotels & Resorts, Inc.	58,753	987,050
Invitation Homes, Inc.	47,789	1,493,884
Iron Mountain, Inc.	23,854	1,258,298
Kimco Realty Corp.	50,860	1,048,225

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	9,478	1,517,428
Prologis, Inc.	75,850	9,359,890
Public Storage	12,981	3,880,670
Realty Income Corp.	51,492	3,292,913
Regency Centers Corp.	12,635	794,741
SBA Communications Corp.	8,929	2,315,736
Simon Property Group, Inc.	26,885	3,282,390
UDR, Inc.	25,127	1,076,441
Ventas, Inc.	32,846	1,597,958
VICI Properties, Inc.	79,164	2,654,369
Welltower, Inc.	38,825	2,877,709
Weyerhaeuser Co.	60,503	1,890,719
		71,337,414
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	36,368	17,608,658
Kroger Co. (The)	53,539	2,309,672
Sysco Corp.	41,677	3,107,854
Walgreens Boots Alliance, Inc.	58,978	2,095,488
Walmart, Inc.	115,989	16,485,517
		41,607,189
Food Products - 1.0%
Archer-Daniels-Midland Co.	45,203	3,598,159
Campbell Soup Co.	16,492	866,160
Conagra Brands, Inc.	39,415	1,435,100
General Mills, Inc.	48,822	3,881,837
Hershey Co. (The)	12,086	2,880,335
Hormel Foods Corp.	23,756	1,054,291
J M Smucker Co. (The)	8,765	1,296,256
Kellogg Co.	21,023	1,386,257
Kraft Heinz Co. (The)	65,447	2,548,506
Lamb Weston Holdings, Inc.	11,809	1,188,458
McCormick & Co., Inc. (Non-Voting)	20,640	1,533,965
Mondelez International, Inc., Class A	112,214	7,314,108
Tyson Foods, Inc., Class A	23,766	1,407,898
		30,391,330
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	11,492	1,296,413

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	143,265	14,572,916
Align Technology, Inc.*	5,963	1,845,549
Baxter International, Inc.	41,382	1,653,211
Becton Dickinson and Co.	23,453	5,500,901
Boston Scientific Corp.*	117,688	5,498,383
Cooper Cos., Inc. (The)	4,065	1,329,133
DENTSPLY SIRONA, Inc.	17,651	671,974
Dexcom, Inc.*	31,738	3,523,235
Edwards Lifesciences Corp.*	50,821	4,088,041
GE HealthCare Technologies, Inc.*	30,050	2,283,800
Hologic, Inc.*	20,529	1,634,930
IDEXX Laboratories, Inc.*	6,806	3,220,871
Intuitive Surgical, Inc.*	29,026	6,658,274
Medtronic plc	109,245	9,045,486
ResMed, Inc.	12,047	2,566,011
STERIS plc	8,198	1,541,470
Stryker Corp.	27,720	7,287,034
Teleflex, Inc.	3,827	911,706
Zimmer Biomet Holdings, Inc.	17,205	2,131,183
		75,964,108
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	13,316	2,071,437
Cardinal Health, Inc.	21,507	1,628,295
Centene Corp.*	46,586	3,186,482
Cigna Group (The)	25,104	7,332,878
CVS Health Corp.	108,001	9,022,403
DaVita, Inc.*	4,518	371,651
Elevance Health, Inc.	19,619	9,214,456
HCA Healthcare, Inc.	17,415	4,239,682
Henry Schein, Inc.*	11,193	876,524
Humana, Inc.	10,400	5,148,208
Laboratory Corp. of America Holdings	7,271	1,740,387
McKesson Corp.	11,611	4,061,644
Molina Healthcare, Inc.*	4,794	1,319,932
Quest Diagnostics, Inc.	9,334	1,291,452
UnitedHealth Group, Inc.	76,774	36,539,817
Universal Health Services, Inc., Class B	5,266	703,380
		88,748,628
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.*	3,192	8,056,608
Caesars Entertainment, Inc.*	17,621	894,442
Carnival Corp.*(b)	82,287	873,888
Chipotle Mexican Grill, Inc.*	2,278	3,396,680
Darden Restaurants, Inc.	10,112	1,445,915
Domino’s Pizza, Inc.	2,920	858,509
Expedia Group, Inc.*	12,429	1,354,388
Hilton Worldwide Holdings, Inc.	22,213	3,210,001
Las Vegas Sands Corp.*	26,990	1,551,115
Marriott International, Inc., Class A	22,105	3,741,050
McDonald’s Corp.	60,138	15,871,020
MGM Resorts International	26,188	1,126,346
Norwegian Cruise Line Holdings Ltd.*	34,647	513,468
Royal Caribbean Cruises Ltd.*	18,038	1,274,204
Starbucks Corp.	94,285	9,625,556
Wynn Resorts Ltd.*	8,464	917,244
Yum! Brands, Inc.	23,137	2,942,101
		57,652,535
Household Durables - 0.3%
DR Horton, Inc.	25,738	2,380,250
Garmin Ltd.	12,598	1,236,242
Lennar Corp., Class A	20,926	2,024,381
Mohawk Industries, Inc.*	4,336	445,958
Newell Brands, Inc.	30,924	454,274
NVR, Inc.*	241	1,246,842
PulteGroup, Inc.	18,714	1,023,094
Whirlpool Corp.	4,477	617,737
		9,428,778
Household Products - 1.2%
Church & Dwight Co., Inc.	20,059	1,680,543
Clorox Co. (The)	10,142	1,576,473
Colgate-Palmolive Co.	68,651	5,032,118
Kimberly-Clark Corp.	27,789	3,475,014
Procter & Gamble Co. (The)	194,748	26,789,535
		38,553,683
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	54,899	1,354,907

Industrial Conglomerates - 0.7%
3M Co.	45,473	4,899,261
General Electric Co.	89,825	7,609,076

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Honeywell International, Inc.	55,231	10,575,632
		23,083,969
Insurance - 2.0%
Aflac, Inc.	46,550	3,172,383
Allstate Corp. (The)	21,840	2,812,555
American International Group, Inc.	61,047	3,730,582
Aon plc, Class A	17,048	5,183,445
Arch Capital Group Ltd.*	30,367	2,125,690
Arthur J Gallagher & Co.	17,318	3,244,527
Assurant, Inc.	4,345	553,510
Brown & Brown, Inc.	19,271	1,080,525
Chubb Ltd.	34,105	7,196,837
Cincinnati Financial Corp.	12,906	1,557,754
Everest Re Group Ltd.	3,222	1,237,151
Globe Life, Inc.	7,455	907,199
Hartford Financial Services Group, Inc. (The)	26,105	2,043,499
Lincoln National Corp.	12,632	400,687
Loews Corp.	16,188	988,925
Marsh & McLennan Cos., Inc.	40,821	6,618,717
MetLife, Inc.	54,143	3,883,677
Principal Financial Group, Inc.	18,690	1,673,877
Progressive Corp. (The)	48,037	6,894,270
Prudential Financial, Inc.	30,237	3,023,700
Travelers Cos., Inc. (The)	19,239	3,561,524
W R Berkley Corp.	16,802	1,112,124
Willis Towers Watson plc	8,896	2,084,867
		65,088,025
Interactive Media & Services - 3.7%
Alphabet, Inc., Class A*	490,850	44,205,951
Alphabet, Inc., Class C*	435,084	39,288,085
Match Group, Inc.*	22,998	952,577
Meta Platforms, Inc., Class A*	184,801	32,329,087
		116,775,700
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc.*	729,502	68,740,974
eBay, Inc.	44,567	2,045,625
Etsy, Inc.*	10,324	1,253,437
		72,040,036
IT Services - 3.7%
Accenture plc, Class A	51,761	13,745,134
Akamai Technologies, Inc.*	12,913	937,484
Automatic Data Processing, Inc.	34,086	7,492,785
Broadridge Financial Solutions, Inc.	9,657	1,359,512
Cognizant Technology Solutions Corp., Class A	42,228	2,644,740
DXC Technology Co.*	18,917	524,758
EPAM Systems, Inc.*	4,722	1,452,723
Fidelity National Information Services, Inc.	48,811	3,093,153
Fiserv, Inc.*	52,237	6,011,956
FleetCor Technologies, Inc.*	6,036	1,296,472
Gartner, Inc.*	6,550	2,147,155
Global Payments, Inc.	22,219	2,492,972
International Business Machines Corp.	74,254	9,601,042
Jack Henry & Associates, Inc.	5,988	983,469
Mastercard, Inc., Class A	69,773	24,789,649
Paychex, Inc.	26,337	2,907,605
PayPal Holdings, Inc.*	93,690	6,895,584
VeriSign, Inc.*	7,588	1,493,546
Visa, Inc., Class A	134,421	29,564,555
		119,434,294
Leisure Products - 0.0%(c)
Hasbro, Inc.	10,660	586,407

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	24,319	3,452,568
Bio-Rad Laboratories, Inc., Class A*	1,830	874,447
Bio-Techne Corp.	12,891	936,402
Charles River Laboratories International, Inc.*	4,188	918,596
Danaher Corp.	53,846	13,328,500
Illumina, Inc.*	12,918	2,573,266
IQVIA Holdings, Inc.*	15,253	3,179,793
Mettler-Toledo International, Inc.*	1,841	2,639,460
PerkinElmer, Inc.	10,369	1,291,666
Thermo Fisher Scientific, Inc.	32,206	17,447,923
Waters Corp.*	4,877	1,516,211
West Pharmaceutical Services, Inc.	6,041	1,915,178
		50,074,010
Machinery - 1.6%
Caterpillar, Inc.	42,701	10,229,025
Cummins, Inc.	11,550	2,807,574
Deere & Co.	22,553	9,455,120
Dover Corp.	11,513	1,725,799
Fortive Corp.	29,064	1,937,406
IDEX Corp.	6,187	1,391,951
Illinois Tool Works, Inc.	23,015	5,366,177
Ingersoll Rand, Inc.	33,267	1,931,815
Nordson Corp.	4,422	971,248
Otis Worldwide Corp.	34,227	2,896,289
PACCAR, Inc.	42,863	3,094,709
Parker-Hannifin Corp.	10,507	3,696,888
Pentair plc	13,570	759,106
Snap-on, Inc.	4,371	1,086,980
Stanley Black & Decker, Inc.	12,163	1,041,274
Westinghouse Air Brake Technologies Corp.	14,907	1,555,247
Xylem, Inc.	14,806	1,519,836
		51,466,444
Media - 0.7%
Charter Communications, Inc., Class A*	8,880	3,264,377
Comcast Corp., Class A	354,506	13,176,988
DISH Network Corp., Class A*	20,717	236,381
Fox Corp., Class A	24,826	869,407
Fox Corp., Class B	11,448	369,198
Interpublic Group of Cos., Inc. (The)	31,924	1,134,579
News Corp., Class A	31,418	538,819
News Corp., Class B	9,678	167,042
Omnicom Group, Inc.	16,764	1,518,315
Paramount Global, Class B	41,453	887,923
		22,163,029
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	117,456	4,812,173
Newmont Corp.	65,261	2,846,032
Nucor Corp.	21,068	3,527,626
Steel Dynamics, Inc.	13,657	1,722,284
		12,908,115
Multiline Retail - 0.4%
Dollar General Corp.	18,528	4,007,606

Ultra S&P500®
Schedule of Portfolio Investments
February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Dollar Tree, Inc.*	17,288	2,511,601
Target Corp.	37,815	6,371,828
		12,891,035
Multi-Utilities - 0.7%
Ameren Corp.	21,251	1,757,670
CenterPoint Energy, Inc.	51,686	1,437,905
CMS Energy Corp.	23,822	1,404,783
Consolidated Edison, Inc.	29,171	2,606,429
Dominion Energy, Inc.	68,450	3,807,189
DTE Energy Co.	15,955	1,750,423
NiSource, Inc.	33,352	914,845
Public Service Enterprise Group, Inc.	40,999	2,477,570
Sempra Energy	25,821	3,872,117
WEC Energy Group, Inc.	25,892	2,295,585
		22,324,516
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	26,467	1,015,804
Chevron Corp.	146,235	23,510,201
ConocoPhillips	102,441	10,587,277
Coterra Energy, Inc.	64,757	1,616,982
Devon Energy Corp.	53,727	2,896,960
Diamondback Energy, Inc.	14,474	2,034,755
EOG Resources, Inc.	48,223	5,450,163
EQT Corp.	30,203	1,002,136
Exxon Mobil Corp.	338,430	37,196,841
Hess Corp.	22,769	3,066,984
Kinder Morgan, Inc.	162,566	2,773,376
Marathon Oil Corp.	52,218	1,313,283
Marathon Petroleum Corp.	38,509	4,759,712
Occidental Petroleum Corp.	59,790	3,501,302
ONEOK, Inc.	36,725	2,403,651
Phillips 66	38,833	3,982,713
Pioneer Natural Resources Co.	19,570	3,922,024
Targa Resources Corp.	18,592	1,377,667
Valero Energy Corp.	31,650	4,169,255
Williams Cos., Inc. (The)	100,089	3,012,679
		119,593,765
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	19,011	4,620,624

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	174,733	12,049,588
Catalent, Inc.*	14,841	1,012,453
Eli Lilly & Co.	64,773	20,158,653
Johnson & Johnson	214,875	32,931,743
Merck & Co., Inc.	208,357	22,135,848
Organon & Co.	20,896	511,743
Pfizer, Inc.	461,297	18,714,819
Viatris, Inc.	99,666	1,136,192
Zoetis, Inc.	38,336	6,402,112
		115,053,151
Professional Services - 0.3%
CoStar Group, Inc.*	33,458	2,364,142
Equifax, Inc.	10,117	2,048,996
Jacobs Solutions, Inc.	10,445	1,248,177
Leidos Holdings, Inc.	11,287	1,095,629
Robert Half International, Inc.	8,919	719,050
Verisk Analytics, Inc.	12,842	2,197,395
		9,673,389
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	25,931	2,207,765

Road & Rail - 0.7%
CSX Corp.	172,709	5,265,897
JB Hunt Transport Services, Inc.	6,807	1,230,638
Norfolk Southern Corp.	19,031	4,278,549
Old Dominion Freight Line, Inc.	7,465	2,532,576
Union Pacific Corp.	50,477	10,462,873
		23,770,533
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc.*	132,499	10,411,733
Analog Devices, Inc.	42,259	7,753,259
Applied Materials, Inc.	70,675	8,208,901
Broadcom, Inc.	33,274	19,774,406
Enphase Energy, Inc.*	11,221	2,362,357
First Solar, Inc.*	8,142	1,377,138
Intel Corp.	339,122	8,454,311
KLA Corp.	11,606	4,403,084
Lam Research Corp.	11,262	5,473,445
Microchip Technology, Inc.	45,258	3,667,256
Micron Technology, Inc.	89,373	5,167,547
Monolithic Power Systems, Inc.	3,659	1,772,017
NVIDIA Corp.	204,590	47,497,614
NXP Semiconductors NV	21,299	3,801,446
ON Semiconductor Corp.*	35,539	2,751,074
Qorvo, Inc.*	8,290	836,378
QUALCOMM, Inc.	92,138	11,381,807
Skyworks Solutions, Inc.	13,195	1,472,166
SolarEdge Technologies, Inc.*	4,593	1,460,207
Teradyne, Inc.	12,760	1,290,546
Texas Instruments, Inc.	74,580	12,786,741
		162,103,433
Software - 7.3%
Adobe, Inc.*	38,205	12,376,510
ANSYS, Inc.*	7,133	2,165,650
Autodesk, Inc.*	17,758	3,528,337
Cadence Design Systems, Inc.*	22,525	4,345,973
Ceridian HCM Holding, Inc.*	12,620	920,377
Fortinet, Inc.*	53,262	3,165,893
Gen Digital, Inc.	47,687	930,373
Intuit, Inc.	23,157	9,429,067
Microsoft Corp.	612,585	152,790,951
Oracle Corp.	126,269	11,035,911
Paycom Software, Inc.*	4,016	1,160,865
PTC, Inc.*	8,694	1,089,619
Roper Technologies, Inc.	8,723	3,752,635
Salesforce, Inc.*	82,185	13,446,288
ServiceNow, Inc.*	16,620	7,182,665
Synopsys, Inc.*	12,563	4,569,917
Tyler Technologies, Inc.*	3,421	1,098,996
		232,990,027
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	4,930	714,653
AutoZone, Inc.*	1,552	3,859,110
Bath & Body Works, Inc.	18,755	766,517
Best Buy Co., Inc.	16,455	1,367,575
CarMax, Inc.*	12,977	895,932
Home Depot, Inc. (The)	84,151	24,954,137
Lowe’s Cos., Inc.	51,065	10,506,624
O’Reilly Automotive, Inc.*	5,163	4,285,806
Ross Stores, Inc.	28,504	3,150,832
TJX Cos., Inc. (The)	95,365	7,304,959

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Tractor Supply Co.	9,076	2,117,068
Ulta Beauty, Inc.*	4,216	2,187,261
		62,110,474
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,228,522	181,096,428
Hewlett Packard Enterprise Co.	105,745	1,650,679
HP, Inc.	72,770	2,148,170
NetApp, Inc.	17,868	1,153,379
Seagate Technology Holdings plc	15,767	1,017,918
Western Digital Corp.*	26,070	1,003,174
		188,069,748
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	103,524	12,297,616
Ralph Lauren Corp.	3,377	399,128
Tapestry, Inc.	19,798	861,411
VF Corp.	27,120	673,118
		14,231,273
Tobacco - 0.6%
Altria Group, Inc.	147,297	6,839,000
Philip Morris International, Inc.	127,368	12,392,906
		19,231,906
Trading Companies & Distributors - 0.2%
Fastenal Co.	47,023	2,424,506
United Rentals, Inc.	5,694	2,667,810
WW Grainger, Inc.	3,691	2,467,175
		7,559,491
Water Utilities - 0.1%
American Water Works Co., Inc.	14,904	2,092,223

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	49,087	6,979,190

TOTAL COMMON STOCKS
(Cost $3,242,592,502)		2,730,175,360

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 36.3%

REPURCHASE AGREEMENTS(d) - 10.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $341,558,735
(Cost $341,516,342)	341,516,342	341,516,342

U.S. TREASURY OBLIGATIONS - 25.6%
U.S. Treasury Bills
4.07%, 3/7/2023(e)	100,000,000	99,926,496
4.14%, 3/9/2023(e)	50,000,000	49,950,181
4.19%, 3/14/2023(e)	50,000,000	49,919,081
4.25%, 3/16/2023(e)	100,000,000	99,813,229
4.40%, 3/21/2023(e)	50,000,000	49,875,410
3.84%, 3/23/2023(e)	250,000,000	249,339,427
4.15%, 4/6/2023(e)	75,000,000	74,668,950
4.34%, 5/18/2023(e)	75,000,000	74,243,156
4.82%, 6/13/2023(e)	25,000,000	24,656,583
4.58%, 6/15/2023(e)	25,000,000	24,655,481
4.90%, 6/27/2023(e)	25,000,000	24,605,233
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $821,875,029)		821,653,227

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,163,391,371)		1,163,169,569
Total Investments - 121.6%
(Cost $4,405,983,873)		3,893,344,929
Liabilities in excess of other assets - (21.6%)		(690,764,425)
Net Assets - 100.0%		3,202,580,504

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,819,167,708.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $357,380, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $366,137.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of February 28, 2023.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,316	3/17/2023	USD	$261,587,900	$3,912,827

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
265,392,617	5/8/2023	Bank of America NA	4.92%	S&P 500®	(62,237,077)
561,339,508	5/8/2023	BNP Paribas SA	5.17%	S&P 500®	(177,882,214)
390,098,999	4/10/2023	Citibank NA	5.23%	S&P 500®	(100,950,216)
465,416,714	4/8/2024	Goldman Sachs International	5.17%	S&P 500®	9,173,211
524,685,791	3/7/2023	Goldman Sachs International	5.08%	SPDR® S&P 500® ETF Trust	(150,777,161)
388,526,819	5/8/2023	J.P. Morgan Securities	4.97%	S&P 500®	(101,409,353)
232,253,775	4/10/2023	Morgan Stanley & Co. International plc	5.12%	S&P 500®	(47,199,722)
373,606,996	11/6/2023	Societe Generale	5.07%	S&P 500®	(58,294,461)
212,585,652	3/7/2023	UBS AG	5.07%	S&P 500®	(124,764,193)
3,413,906,871					(814,341,186)
				Total Unrealized Appreciation	9,173,211
				Total Unrealized Depreciation	(823,514,397)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 72.4%

Semiconductors & Semiconductor Equipment - 72.4%
Advanced Micro Devices, Inc.*	97,549	7,665,400
Allegro MicroSystems, Inc.*	3,932	171,750
Amkor Technology, Inc.	6,079	156,595
Analog Devices, Inc.	31,111	5,707,935
Applied Materials, Inc.	52,077	6,048,744
Broadcom, Inc.	24,498	14,558,916
Cirrus Logic, Inc.*	3,332	342,363
Enphase Energy, Inc.*	8,221	1,730,767
Entegris, Inc.	9,017	768,519
GLOBALFOUNDRIES, Inc.*(b)	4,248	277,564
Intel Corp.	249,817	6,227,938
KLA Corp.	8,579	3,254,701
Lam Research Corp.	8,248	4,008,610
Lattice Semiconductor Corp.*	8,292	704,488
Marvell Technology, Inc.	51,569	2,328,340
Microchip Technology, Inc.	33,270	2,695,868
Micron Technology, Inc.	65,800	3,804,556
MKS Instruments, Inc.	3,469	336,250
Monolithic Power Systems, Inc.	2,701	1,308,067
NVIDIA Corp.	150,623	34,968,636
NXP Semiconductors NV	15,697	2,801,601
ON Semiconductor Corp.*	26,156	2,024,736
Power Integrations, Inc.	3,458	284,421
Qorvo, Inc.*	6,134	618,859
QUALCOMM, Inc.	67,804	8,375,828
Semtech Corp.*	3,843	118,403
Silicon Laboratories, Inc.*	2,009	358,667
Skyworks Solutions, Inc.	9,707	1,083,010
SolarEdge Technologies, Inc.*	3,383	1,075,523
Teradyne, Inc.	9,425	953,245
Texas Instruments, Inc.	54,889	9,410,719
Universal Display Corp.	2,635	357,965
Wolfspeed, Inc.*	7,513	555,812

TOTAL COMMON STOCKS
(Cost $133,590,137)		125,084,796

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $242,873)	242,873	242,873

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.8%

REPURCHASE AGREEMENTS(d) - 20.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $35,907,663
(Cost $35,903,208)	35,903,208	35,903,208

Total Investments - 93.3%
(Cost $169,736,218)		161,230,877
Other assets less liabilities - 6.7%		11,581,913
Net Assets - 100.0%		172,812,790

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,857,336.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $239,536, collateralized in the form of cash with a value of $242,873 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $242,873.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
105,651,426	5/8/2023	Bank of America NA	4.97%	Dow Jones U.S. SemiconductorsSM Index[c]	(3,035,174)
20,435,015	11/6/2023	BNP Paribas SA	5.07%	Dow Jones U.S. SemiconductorsSM Index[c]	(4,197,549)
6,480,255	4/8/2024	Goldman Sachs International	5.17%	Dow Jones U.S. SemiconductorsSM Index[c]	1,253,504
16,183,009	11/6/2023	J.P. Morgan Securities	5.02%	Dow Jones U.S. SemiconductorsSM Index[c]	(3,008,369)
11,162,398	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. SemiconductorsSM Index[c]	5,692,451
50,713,813	4/10/2023	Societe Generale	5.22%	Dow Jones U.S. SemiconductorsSM Index[c]	1,652,309
10,788,672	3/7/2023	UBS AG	4.92%	Dow Jones U.S. SemiconductorsSM Index[c]	(90,334,585)
221,414,588					(91,977,413)
				Total Unrealized Appreciation	8,598,264
				Total Unrealized Depreciation	(100,575,677)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 83.0%

Aerospace & Defense - 1.2%
AAR Corp.*	979	53,248
Aerojet Rocketdyne Holdings, Inc.*	2,224	125,300
AeroVironment, Inc.*	735	63,019
Kaman Corp.	824	21,424
Moog, Inc., Class A	850	83,827
National Presto Industries, Inc.	149	10,226
Park Aerospace Corp.	572	9,392
Triumph Group, Inc.*	1,912	24,129
		390,565
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	757	76,313
Forward Air Corp.	782	80,710
Hub Group, Inc., Class A*	960	88,061
		245,084
Airlines - 0.3%
Allegiant Travel Co.*	460	47,173
Hawaiian Holdings, Inc.*	1,512	16,934
SkyWest, Inc.*	1,487	28,357
Sun Country Airlines Holdings, Inc.*	957	19,188
		111,652
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	3,369	29,647
Dorman Products, Inc.*	831	77,308
Gentherm, Inc.*	976	61,986
LCI Industries	746	84,156
Motorcar Parts of America, Inc.*	573	7,501
Patrick Industries, Inc.	634	46,187
Standard Motor Products, Inc.	554	21,589
XPEL, Inc.*(b)	576	38,483
		366,857
Automobiles - 0.2%
Winnebago Industries, Inc.	897	57,013

Banks - 8.1%
Ameris Bancorp	1,916	91,719
Banc of California, Inc.	1,647	28,905
BancFirst Corp.	512	46,208
Bancorp, Inc. (The)*	1,648	57,004
BankUnited, Inc.	2,272	80,474
Banner Corp.	1,004	63,232
Berkshire Hills Bancorp, Inc.	1,322	38,417
Brookline Bancorp, Inc.	2,586	33,515
Central Pacific Financial Corp.	800	17,944
City Holding Co.	437	42,913
Community Bank System, Inc.	1,578	96,337
Customers Bancorp, Inc.*	897	27,628
CVB Financial Corp.(c)	3,864	92,466
Dime Community Bancshares, Inc.	952	29,169
Eagle Bancorp, Inc.	938	41,094
FB Financial Corp.	1,037	39,085
First Bancorp	5,428	78,760
First Bancorp	1,050	43,565
First Commonwealth Financial Corp.	2,746	43,964
First Financial Bancorp	2,786	68,647
First Hawaiian, Inc.	3,751	102,590
Hanmi Financial Corp.	895	21,140
Heritage Financial Corp.	1,034	28,818
Hilltop Holdings, Inc.	1,348	44,713
HomeStreet, Inc.	523	13,195
Hope Bancorp, Inc.	3,511	44,976
Independent Bank Corp.	1,342	106,931
Independent Bank Group, Inc.	1,043	61,391
Lakeland Financial Corp.	744	53,285
National Bank Holdings Corp., Class A	1,107	44,822
NBT Bancorp, Inc.	1,258	51,062
Northwest Bancshares, Inc.	3,734	51,604
OFG Bancorp	1,400	42,588
Pacific Premier Bancorp, Inc.	2,793	90,549
Park National Corp.	427	54,558
Pathward Financial, Inc.	845	43,103
Preferred Bank	388	27,315
Renasant Corp.	1,647	59,259
S&T Bancorp, Inc.	1,147	42,737
Seacoast Banking Corp. of Florida	2,419	73,804
ServisFirst Bancshares, Inc.	1,437	106,266
Simmons First National Corp., Class A	3,733	82,985
Southside Bancshares, Inc.	896	34,218
Stellar Bancorp, Inc.	1,304	38,142
Tompkins Financial Corp.	370	27,672
Triumph Financial, Inc.*(c)	678	41,256
Trustmark Corp.	1,792	52,685
United Community Banks, Inc.	3,122	103,369
Veritex Holdings, Inc.	1,586	42,283
Westamerica Bancorp	794	43,765
		2,692,127
Beverages - 0.2%
MGP Ingredients, Inc.	453	45,952
National Beverage Corp.*	686	32,002
		77,954
Biotechnology - 2.0%
Anika Therapeutics, Inc.*	431	13,663
Arcus Biosciences, Inc.*	1,534	27,934
Avid Bioservices, Inc.*(c)	1,827	30,072
Catalyst Pharmaceuticals, Inc.*	2,813	42,926
Coherus Biosciences, Inc.*	1,901	12,870
Cytokinetics, Inc.*	2,781	120,584
Dynavax Technologies Corp.*	3,490	35,947
Eagle Pharmaceuticals, Inc.*	308	8,624
Emergent BioSolutions, Inc.*	1,305	16,156
Enanta Pharmaceuticals, Inc.*	573	27,791
Ironwood Pharmaceuticals, Inc.*	3,922	44,201
iTeos Therapeutics, Inc.*	722	12,787
Myriad Genetics, Inc.*	2,383	45,086
Organogenesis Holdings, Inc.*	2,080	5,096
REGENXBIO, Inc.*	1,106	24,608
uniQure NV*	1,211	25,383
Vanda Pharmaceuticals, Inc.*	1,664	10,716
Vericel Corp.*	1,388	42,209
Vir Biotechnology, Inc.*	2,230	50,844
Xencor, Inc.*	1,763	56,645
		654,142
Building Products - 1.5%
AAON, Inc.	1,235	112,336
American Woodmark Corp.*	488	24,878
Apogee Enterprises, Inc.	651	29,790
AZZ, Inc.	731	29,715

Ultra SmallCap600
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Gibraltar Industries, Inc.*	911	48,656
Griffon Corp.	1,394	50,839
Insteel Industries, Inc.	573	17,047
Masterbrand, Inc.*	3,800	37,012
PGT Innovations, Inc.*	1,765	37,330
Quanex Building Products Corp.	974	25,275
Resideo Technologies, Inc.*	4,286	78,605
		491,483
Capital Markets - 0.9%
Avantax, Inc.*	1,159	33,136
B Riley Financial, Inc.(c)	470	18,697
Brightsphere Investment Group, Inc.	949	23,791
Donnelley Financial Solutions, Inc.*	736	31,140
Piper Sandler Cos.	415	62,661
StoneX Group, Inc.*	506	51,020
Virtus Investment Partners, Inc.	200	42,086
WisdomTree, Inc.	3,273	19,540
		282,071
Chemicals - 2.5%
AdvanSix, Inc.	810	33,332
American Vanguard Corp.	816	17,030
Balchem Corp.	945	122,850
FutureFuel Corp.	759	6,641
Hawkins, Inc.	555	22,572
HB Fuller Co.	1,567	109,314
Innospec, Inc.	728	79,687
Koppers Holdings, Inc.	614	22,036
Livent Corp.*	5,274	123,675
Mativ Holdings, Inc.	1,614	41,819
Minerals Technologies, Inc.	954	57,956
Quaker Chemical Corp.	400	78,312
Rayonier Advanced Materials, Inc.*	1,882	15,432
Stepan Co.	621	64,640
Trinseo plc	1,030	23,875
		819,171
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	1,943	94,061
Brady Corp., Class A	1,362	75,128
CoreCivic, Inc., REIT*	3,381	32,829
Deluxe Corp.	1,267	23,363
GEO Group, Inc. (The)*	3,648	31,956
Harsco Corp.*	2,337	19,771
Healthcare Services Group, Inc.	2,177	28,889
HNI Corp.	1,216	38,000
Interface, Inc.	1,710	15,082
KAR Auction Services, Inc.*	3,199	45,714
Liquidity Services, Inc.*	797	10,090
Matthews International Corp., Class A	899	34,306
MillerKnoll, Inc.	2,221	53,015
Pitney Bowes, Inc.	4,759	20,654
UniFirst Corp.	443	86,886
Viad Corp.*	608	15,632
		625,376
Communications Equipment - 1.1%
ADTRAN Holdings, Inc.	2,076	36,226
Clearfield, Inc.*	335	21,001
Comtech Telecommunications Corp.	813	13,000
Digi International, Inc.*	1,039	34,671
Extreme Networks, Inc.*	3,862	72,297
Harmonic, Inc.*	3,100	40,889
NETGEAR, Inc.*	848	15,349
NetScout Systems, Inc.*	2,019	57,420
Viavi Solutions, Inc.*	6,655	72,806
		363,659
Construction & Engineering - 1.1%
Arcosa, Inc.	1,420	86,052
Comfort Systems USA, Inc.	1,051	152,858
Granite Construction, Inc.(c)	1,287	55,598
MYR Group, Inc.*	487	58,737
		353,245
Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	1,464	60,126
Encore Capital Group, Inc.*	687	35,504
Enova International, Inc.*	925	45,094
EZCORP, Inc., Class A*(c)	1,579	13,927
Green Dot Corp., Class A*	1,375	26,029
LendingTree, Inc.*	319	10,505
PRA Group, Inc.*	1,147	48,816
PROG Holdings, Inc.*	1,471	36,363
World Acceptance Corp.*	97	9,056
		285,420
Containers & Packaging - 0.4%
Myers Industries, Inc.	1,072	27,701
O-I Glass, Inc.*	4,560	101,323
		129,024
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	1,334	52,186
Frontdoor, Inc.*	2,396	67,687
Mister Car Wash, Inc.*	2,329	21,497
Perdoceo Education Corp.*	1,973	27,198
Strategic Education, Inc.	653	55,668
Stride, Inc.*	1,201	51,006
WW International, Inc.*	1,578	5,776
		281,018
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	315	13,246
Cogent Communications Holdings, Inc.	1,255	81,249
Consolidated Communications Holdings, Inc.*	2,172	6,581
		101,076
Electric Utilities - 0.3%
Otter Tail Corp.	1,223	86,698

Electrical Equipment - 0.4%
Encore Wire Corp.	539	104,032
Powell Industries, Inc.	267	11,842
		115,874
Electronic Equipment, Instruments & Components - 3.5%
Advanced Energy Industries, Inc.	1,099	102,295
Arlo Technologies, Inc.*	2,605	9,899
Badger Meter, Inc.	860	104,593
Benchmark Electronics, Inc.	1,036	24,646
CTS Corp.	937	40,581
ePlus, Inc.*	794	43,011
Fabrinet*	1,074	130,888
FARO Technologies, Inc.*	554	15,069
Insight Enterprises, Inc.*	892	119,457
Itron, Inc.*	1,327	74,007
Knowles Corp.*	2,673	45,388
Methode Electronics, Inc.	1,074	52,336

Ultra SmallCap600
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
OSI Systems, Inc.*	461	42,666
PC Connection, Inc.	332	14,542
Plexus Corp.*	813	77,959
Rogers Corp.*	555	81,696
Sanmina Corp.*	1,687	101,996
ScanSource, Inc.*	741	23,104
TTM Technologies, Inc.*	3,005	39,936
		1,144,069
Energy Equipment & Services - 1.8%
Archrock, Inc.	3,936	43,571
Bristow Group, Inc.*	691	18,823
Core Laboratories NV	1,362	32,511
DMC Global, Inc.*	547	14,643
Dril-Quip, Inc.*	996	34,113
Helix Energy Solutions Group, Inc.*	4,197	34,751
Helmerich & Payne, Inc.	3,096	130,280
Nabors Industries Ltd.*	263	39,532
Oceaneering International, Inc.*	2,945	61,521
Oil States International, Inc.*(c)	1,880	17,164
Patterson-UTI Energy, Inc.	6,373	87,310
ProPetro Holding Corp.*	2,828	24,915
RPC, Inc.	2,445	21,443
US Silica Holdings, Inc.*	2,224	26,999
		587,576
Entertainment - 0.2%
Cinemark Holdings, Inc.*	3,149	42,858
Marcus Corp. (The)	717	11,536
		54,394
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust	2,790	40,650
Alexander & Baldwin, Inc.	2,133	39,823
American Assets Trust, Inc.	1,533	38,678
Armada Hoffler Properties, Inc.	1,991	25,525
Brandywine Realty Trust	5,045	29,715
CareTrust REIT, Inc.	2,853	56,118
Centerspace	443	27,736
Chatham Lodging Trust	1,435	17,521
Community Healthcare Trust, Inc.	691	26,769
DiamondRock Hospitality Co.	6,155	53,672
Easterly Government Properties, Inc.	2,668	40,287
Elme Communities	2,573	47,884
Essential Properties Realty Trust, Inc.	4,186	107,831
Four Corners Property Trust, Inc.	2,465	66,925
Franklin Street Properties Corp.	2,703	6,541
Getty Realty Corp.	1,250	42,912
Global Net Lease, Inc.	3,050	43,066
Hersha Hospitality Trust, Class A	968	8,092
Hudson Pacific Properties, Inc.	3,774	34,834
Industrial Logistics Properties Trust	1,927	7,901
Innovative Industrial Properties, Inc.	821	72,585
iStar, Inc.	2,548	19,620
LTC Properties, Inc.	1,191	42,662
LXP Industrial Trust	8,105	84,535
NexPoint Residential Trust, Inc.	675	32,690
Office Properties Income Trust	1,427	23,460
Orion Office REIT, Inc.	1,665	14,252
Outfront Media, Inc.	4,295	74,948
Retail Opportunity Investments Corp.	3,660	52,082
RPT Realty	2,508	26,886
Safehold, Inc.	712	21,275
Saul Centers, Inc.	380	14,942
Service Properties Trust	4,862	53,385
SITE Centers Corp.	5,438	72,706
Summit Hotel Properties, Inc.	3,142	23,251
Sunstone Hotel Investors, Inc.	6,188	65,407
Tanger Factory Outlet Centers, Inc.	3,066	57,917
Uniti Group, Inc.	6,974	38,287
Universal Health Realty Income Trust	374	19,829
Urban Edge Properties	3,452	53,161
Urstadt Biddle Properties, Inc., Class A	878	15,189
Veris Residential, Inc.*	2,328	37,574
Whitestone REIT	1,365	12,899
Xenia Hotels & Resorts, Inc.	3,348	47,006
		1,739,028
Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	916	41,797
Chefs’ Warehouse, Inc. (The)*	1,000	32,550
PriceSmart, Inc.	736	51,314
SpartanNash Co.	1,039	27,804
United Natural Foods, Inc.*	1,713	69,770
		223,235
Food Products - 1.7%
B&G Foods, Inc.(c)	2,107	26,696
Calavo Growers, Inc.	521	16,813
Cal-Maine Foods, Inc.	1,116	63,389
Fresh Del Monte Produce, Inc.(c)	899	28,121
Hain Celestial Group, Inc. (The)*	2,626	46,821
Hostess Brands, Inc.*	3,937	97,244
J & J Snack Foods Corp.	440	62,132
John B Sanfilippo & Son, Inc.	262	23,520
Seneca Foods Corp., Class A*	156	8,673
Simply Good Foods Co. (The)*	2,473	94,691
Tootsie Roll Industries, Inc.	521	22,940
TreeHouse Foods, Inc.*	1,484	72,404
		563,444
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	521	66,735
Northwest Natural Holding Co.	1,034	49,983
		116,718
Health Care Equipment & Supplies - 2.2%
AngioDynamics, Inc.*	1,152	14,262
Artivion, Inc.*	1,185	15,689
Avanos Medical, Inc.*	1,366	38,344
Cardiovascular Systems, Inc.*	1,231	24,263
CONMED Corp.	895	86,090
Cutera, Inc.*	525	17,026
Embecta Corp.	1,700	54,315
Glaukos Corp.*	1,405	66,358
Heska Corp.*	298	24,266
Inogen, Inc.*	676	10,593
Integer Holdings Corp.*	974	73,030
LeMaitre Vascular, Inc.	569	28,512
Merit Medical Systems, Inc.*	1,672	118,010
Mesa Laboratories, Inc.	147	25,948
NuVasive, Inc.*	1,534	66,315
OraSure Technologies, Inc.*	2,138	13,491
Orthofix Medical, Inc.*	991	20,415
Surmodics, Inc.*	412	8,998
Varex Imaging Corp.*	1,172	20,733

Ultra SmallCap600
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Zimvie, Inc.*	614	6,987
Zynex, Inc.*(c)	639	8,256
		741,901
Health Care Providers & Services - 2.7%
AdaptHealth Corp.*	2,259	36,122
Addus HomeCare Corp.*	474	51,495
Agiliti, Inc.*	979	18,660
AMN Healthcare Services, Inc.*	1,276	114,853
Apollo Medical Holdings, Inc.*	1,168	40,763
Community Health Systems, Inc.*	3,684	22,325
CorVel Corp.*	269	48,495
Cross Country Healthcare, Inc.*	1,043	27,587
Enhabit, Inc.*	1,457	22,365
Ensign Group, Inc. (The)	1,631	145,942
Fulgent Genetics, Inc.*	580	19,018
ModivCare, Inc.*	375	36,821
NeoGenomics, Inc.*	3,713	62,564
Owens & Minor, Inc.*	2,243	34,385
Pediatrix Medical Group, Inc.*	2,408	37,902
Pennant Group, Inc. (The)*	829	12,452
RadNet, Inc.*	1,432	33,774
Select Medical Holdings Corp.	3,060	83,202
US Physical Therapy, Inc.	383	38,809
		887,534
Health Care Technology - 0.4%
Computer Programs and Systems, Inc.*	418	12,544
HealthStream, Inc.*	710	18,212
NextGen Healthcare, Inc.*	1,610	29,157
OptimizeRx Corp.*	504	8,996
Simulations Plus, Inc.	471	17,917
Veradigm, Inc.*	3,213	53,368
		140,194
Hotels, Restaurants & Leisure - 1.6%
BJ’s Restaurants, Inc.*	688	22,016
Bloomin’ Brands, Inc.	2,581	67,364
Brinker International, Inc.*	1,294	49,172
Cheesecake Factory, Inc. (The)	1,408	52,715
Chuy’s Holdings, Inc.*	529	18,912
Dave & Buster’s Entertainment, Inc.*	1,234	49,385
Dine Brands Global, Inc.	461	35,345
El Pollo Loco Holdings, Inc.	577	6,907
Golden Entertainment, Inc.*	644	26,475
Jack in the Box, Inc.	619	48,529
Monarch Casino & Resort, Inc.	389	28,638
Ruth’s Hospitality Group, Inc.	892	16,636
Shake Shack, Inc., Class A*	1,097	61,202
Six Flags Entertainment Corp.*	2,173	57,367
		540,663
Household Durables - 2.3%
Cavco Industries, Inc.*	244	69,540
Century Communities, Inc.	831	49,702
Ethan Allen Interiors, Inc.	673	19,887
Green Brick Partners, Inc.*	800	24,960
Installed Building Products, Inc.	689	79,497
iRobot Corp.*	800	32,872
La-Z-Boy, Inc.	1,264	40,928
LGI Homes, Inc.*	602	62,795
M/I Homes, Inc.*	807	46,677
MDC Holdings, Inc.	1,675	61,975
Meritage Homes Corp.*	1,074	117,313
Sonos, Inc.*	3,741	72,688
Tri Pointe Homes, Inc.*	2,967	70,733
Universal Electronics, Inc.*	354	4,503
		754,070
Household Products - 0.4%
Central Garden & Pet Co.*	286	11,583
Central Garden & Pet Co., Class A*	1,218	46,808
WD-40 Co.	398	69,025
		127,416
Insurance - 2.2%
Ambac Financial Group, Inc.*	1,321	21,863
American Equity Investment Life Holding Co.	2,040	84,966
AMERISAFE, Inc.	562	30,651
Assured Guaranty Ltd.	1,764	110,091
Employers Holdings, Inc.	801	35,572
Genworth Financial, Inc., Class A*	14,592	90,908
HCI Group, Inc.	203	10,657
Horace Mann Educators Corp.	1,201	44,389
James River Group Holdings Ltd.	1,100	26,510
Mercury General Corp.	781	26,593
Palomar Holdings, Inc.*	741	44,460
ProAssurance Corp.	1,584	31,506
Safety Insurance Group, Inc.	433	34,939
SiriusPoint Ltd.*	2,500	17,750
Stewart Information Services Corp.	799	33,950
Trupanion, Inc.*(c)	1,036	61,518
United Fire Group, Inc.	638	18,209
Universal Insurance Holdings, Inc.	807	15,599
		740,131
Interactive Media & Services - 0.5%
Cars.com, Inc.*	1,821	34,963
QuinStreet, Inc.*	1,482	25,150
Shutterstock, Inc.	705	53,030
Yelp, Inc.*	2,049	61,511
		174,654
Internet & Direct Marketing Retail - 0.0%(d)
PetMed Express, Inc.	620	11,644

IT Services - 1.1%
CSG Systems International, Inc.	892	50,130
EVERTEC, Inc.	1,917	70,565
Payoneer Global, Inc.*	5,875	34,075
Perficient, Inc.*	1,018	72,075
Sabre Corp.*	9,655	48,854
TTEC Holdings, Inc.	554	22,304
Unisys Corp.*	1,995	9,935
Verra Mobility Corp.*	4,093	70,522
		378,460
Leisure Products - 0.2%
Sturm Ruger & Co., Inc.	519	30,242
Vista Outdoor, Inc.*	1,662	47,467
		77,709
Life Sciences Tools & Services - 0.1%
BioLife Solutions, Inc.*	1,005	23,376

Machinery - 4.2%
3D Systems Corp.*(c)	3,857	37,760
Alamo Group, Inc.	303	55,264
Albany International Corp., Class A	915	92,342
Astec Industries, Inc.	670	30,170
Barnes Group, Inc.	1,486	62,620
CIRCOR International, Inc.*	599	17,533
Enerpac Tool Group Corp.	1,671	45,000

Ultra SmallCap600
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
EnPro Industries, Inc.	611	65,683
ESCO Technologies, Inc.	760	70,824
Federal Signal Corp.	1,783	94,089
Franklin Electric Co., Inc.	1,144	109,332
Greenbrier Cos., Inc. (The)	964	30,954
Hillenbrand, Inc.	2,041	96,213
John Bean Technologies Corp.	936	103,793
Lindsay Corp.	323	48,608
Mueller Industries, Inc.	1,671	123,604
Proto Labs, Inc.*	799	25,121
SPX Technologies, Inc.*	1,327	93,474
Standex International Corp.	352	40,719
Tennant Co.	549	38,880
Titan International, Inc.*	1,496	18,565
Trinity Industries, Inc.	2,394	66,817
Wabash National Corp.	1,410	38,634
		1,405,999
Marine - 0.2%
Matson, Inc.	1,110	73,826

Media - 0.4%
AMC Networks, Inc., Class A*	824	18,425
EW Scripps Co. (The), Class A*	1,704	21,504
Gannett Co., Inc.*	4,297	13,020
Scholastic Corp.	874	39,863
TechTarget, Inc.*	795	29,995
Thryv Holdings, Inc.*	901	21,480
		144,287
Metals & Mining - 1.8%
Arconic Corp.*	2,985	78,923
ATI, Inc.*(c)	3,803	154,592
Carpenter Technology Corp.	1,423	68,774
Century Aluminum Co.*	1,504	18,153
Compass Minerals International, Inc.	999	38,491
Haynes International, Inc.	366	20,024
Kaiser Aluminum Corp.	469	37,201
Materion Corp.	603	67,343
Olympic Steel, Inc.	281	14,752
SunCoke Energy, Inc.	2,452	23,319
TimkenSteel Corp.*	1,164	21,290
Tredegar Corp.	740	8,599
Warrior Met Coal, Inc.	1,519	58,132
		609,593
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Apollo Commercial Real Estate Finance, Inc.	3,801	43,673
ARMOUR Residential REIT, Inc.	3,884	21,090
Ellington Financial, Inc.	1,688	21,725
Franklin BSP Realty Trust, Inc.	2,424	33,960
Granite Point Mortgage Trust, Inc.	1,540	9,225
Invesco Mortgage Capital, Inc.	1,041	13,044
KKR Real Estate Finance Trust, Inc.	1,685	24,433
New York Mortgage Trust, Inc.	10,908	29,124
PennyMac Mortgage Investment Trust	2,615	34,073
Ready Capital Corp.	2,892	32,564
Redwood Trust, Inc.	3,334	25,372
Two Harbors Investment Corp.	2,839	47,042
		335,325
Multiline Retail - 0.0%(d)
Big Lots, Inc.	850	12,198

Multi-Utilities - 0.3%
Avista Corp.	2,169	89,189
Unitil Corp.	471	25,585
		114,774
Oil, Gas & Consumable Fuels - 2.1%
Callon Petroleum Co.*	1,503	58,256
Civitas Resources, Inc.	1,529	107,290
Comstock Resources, Inc.	2,701	32,790
CONSOL Energy, Inc.	964	52,760
Dorian LPG Ltd.	937	20,567
Green Plains, Inc.*	1,743	60,430
Northern Oil and Gas, Inc.	1,989	61,739
Par Pacific Holdings, Inc.*	1,631	45,309
Ranger Oil Corp.	561	23,281
REX American Resources Corp.*	456	15,053
SM Energy Co.	3,611	106,561
Talos Energy, Inc.*	1,918	34,160
Vital Energy, Inc.*	493	25,335
World Fuel Services Corp.	1,819	49,931
		693,462
Paper & Forest Products - 0.2%
Clearwater Paper Corp.*	491	18,948
Mercer International, Inc.	1,186	12,785
Sylvamo Corp.	972	47,949
		79,682
Personal Products - 1.1%
Edgewell Personal Care Co.	1,524	65,075
elf Beauty, Inc.*	1,478	110,480
Inter Parfums, Inc.	525	63,215
Medifast, Inc.	321	35,994
Nu Skin Enterprises, Inc., Class A	1,453	57,888
USANA Health Sciences, Inc.*	327	19,875
		352,527
Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals, Inc.*	1,107	35,269
ANI Pharmaceuticals, Inc.*	359	15,021
Cara Therapeutics, Inc.*	1,326	13,472
Collegium Pharmaceutical, Inc.*	987	26,185
Corcept Therapeutics, Inc.*	2,815	58,636
Harmony Biosciences Holdings, Inc.*	872	38,394
Innoviva, Inc.*	1,846	22,281
Ligand Pharmaceuticals, Inc.*	472	34,050
Nektar Therapeutics*	5,528	7,629
Pacira BioSciences, Inc.*	1,349	57,427
Phibro Animal Health Corp., Class A	598	9,395
Prestige Consumer Healthcare, Inc.*	1,456	87,724
Supernus Pharmaceuticals, Inc.*	1,588	59,693
		465,176
Professional Services - 1.1%
Exponent, Inc.	1,488	153,115
Forrester Research, Inc.*	330	10,854
Heidrick & Struggles International, Inc.	584	20,049
Kelly Services, Inc., Class A	1,017	17,014
Korn Ferry	1,569	87,691
NV5 Global, Inc.*	366	38,511
Resources Connection, Inc.	942	17,013

Ultra SmallCap600
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
TrueBlue, Inc.*	962	17,989
		362,236
Real Estate Management & Development - 0.5%
Anywhere Real Estate, Inc.*	3,219	18,638
Cushman & Wakefield plc*	4,779	61,840
Douglas Elliman, Inc.	1,985	8,377
Marcus & Millichap, Inc.	729	25,056
RE/MAX Holdings, Inc., Class A	537	9,929
St Joe Co. (The)	995	42,616
		166,456
Road & Rail - 0.6%
ArcBest Corp.	718	69,072
Heartland Express, Inc.	1,369	22,082
Marten Transport Ltd.	1,691	37,320
RXO, Inc.*	3,367	69,259
		197,733
Semiconductors & Semiconductor Equipment - 3.3%
Alpha & Omega Semiconductor Ltd.*	652	17,415
Axcelis Technologies, Inc.*	966	124,170
CEVA, Inc.*	682	21,524
Cohu, Inc.*	1,402	52,154
Diodes, Inc.*	1,336	122,498
FormFactor, Inc.*	2,265	68,177
Ichor Holdings Ltd.*	846	27,876
Kulicke & Soffa Industries, Inc.	1,707	90,983
MaxLinear, Inc.*	2,126	72,730
Onto Innovation, Inc.*	1,456	120,076
PDF Solutions, Inc.*	868	32,498
Photronics, Inc.*	1,813	31,945
Rambus, Inc.*	3,158	139,678
Semtech Corp.*	1,866	57,491
SMART Global Holdings, Inc.*	1,428	23,848
Ultra Clean Holdings, Inc.*	1,336	42,565
Veeco Instruments, Inc.*	1,513	32,182
		1,077,810
Software - 2.2%
8x8, Inc.*	3,284	17,471
A10 Networks, Inc.	1,879	28,598
Adeia, Inc.	3,090	30,467
Agilysys, Inc.*	582	46,508
Alarm.com Holdings, Inc.*	1,466	74,517
Cerence, Inc.*	1,159	31,733
Consensus Cloud Solutions, Inc.*	519	21,300
Digital Turbine, Inc.*	2,648	28,439
DoubleVerify Holdings, Inc.*	2,170	57,006
Ebix, Inc.	690	11,992
InterDigital, Inc.	792	57,808
LivePerson, Inc.*	2,059	20,837
LiveRamp Holdings, Inc.*	1,954	46,173
OneSpan, Inc.*	1,040	14,061
Progress Software Corp.	1,263	72,547
SPS Commerce, Inc.*	1,059	159,528
Xperi, Inc.*	1,226	14,332
		733,317
Specialty Retail - 4.1%
Aaron’s Co., Inc. (The)	904	12,972
Abercrombie & Fitch Co., Class A*	1,454	42,762
Academy Sports & Outdoors, Inc.	2,343	138,589
American Eagle Outfitters, Inc.	5,120	73,574
America’s Car-Mart, Inc.*	170	14,443
Asbury Automotive Group, Inc.*	650	147,615
Bed Bath & Beyond, Inc.*(c)	2,259	3,185
Boot Barn Holdings, Inc.*	876	67,846
Buckle, Inc. (The)	869	35,447
Caleres, Inc.	1,071	27,964
Chico’s FAS, Inc.*	3,678	21,149
Children’s Place, Inc. (The)*	383	16,036
Designer Brands, Inc., Class A	1,495	14,636
Genesco, Inc.*	365	16,414
Group 1 Automotive, Inc.	431	95,281
Guess?, Inc.	895	18,831
Haverty Furniture Cos., Inc.	388	14,643
Hibbett, Inc.	377	27,118
Leslie’s, Inc.*	4,359	54,967
MarineMax, Inc.*	634	21,290
Monro, Inc.	925	46,657
National Vision Holdings, Inc.*	2,320	86,675
ODP Corp. (The)*	1,185	53,657
Sally Beauty Holdings, Inc.*	3,145	50,603
Shoe Carnival, Inc.	504	13,280
Signet Jewelers Ltd.	1,358	97,260
Sleep Number Corp.*	646	25,750
Sonic Automotive, Inc., Class A	490	27,876
Upbound Group, Inc.	1,473	39,550
Urban Outfitters, Inc.*	1,763	47,513
Zumiez, Inc.*	459	10,676
		1,364,259
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc.*	976	28,363
Corsair Gaming, Inc.*	1,129	19,757
		48,120
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd.*	1,255	20,852
Kontoor Brands, Inc.	1,451	75,670
Movado Group, Inc.	467	16,168
Oxford Industries, Inc.	440	51,748
Steven Madden Ltd.	2,154	78,190
Wolverine World Wide, Inc.	2,315	38,776
		281,404
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc.*	1,570	74,402
Capitol Federal Financial, Inc.	3,795	31,840
Mr Cooper Group, Inc.*	2,073	96,249
NMI Holdings, Inc., Class A*	2,456	57,323
Northfield Bancorp, Inc.	1,236	18,182
Provident Financial Services, Inc.	2,213	51,674
TrustCo Bank Corp.	559	20,940
Walker & Dunlop, Inc.	901	78,594
WSFS Financial Corp.	1,810	90,337
		519,541
Tobacco - 0.3%
Universal Corp.	722	36,526
Vector Group Ltd.	3,869	51,342
		87,868
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	1,134	162,003
Boise Cascade Co.	1,161	80,237
DXP Enterprises, Inc.*	463	13,385
GMS, Inc.*	1,247	75,705
NOW, Inc.*	3,248	41,737
Veritiv Corp.	395	59,819
		432,886
Water Utilities - 0.9%
American States Water Co.	1,086	96,980

Ultra SmallCap600
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
California Water Service Group	1,611	92,213
Middlesex Water Co.	518	39,627
SJW Group	784	59,929
		288,749
Wireless Telecommunication Services - 0.3%
Gogo, Inc.*	1,910	31,439
Shenandoah Telecommunications Co.	1,473	28,753
Telephone and Data Systems, Inc.	2,934	37,232
		97,424
TOTAL COMMON STOCKS (Cost $29,166,410)		27,500,377

SECURITIES LENDING REINVESTMENTS(e) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
4.42% (Cost $70,107)	70,107	70,107

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 12.2%

REPURCHASE AGREEMENTS(f) - 12.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $4,025,889
(Cost $4,025,389)	4,025,389	4,025,389

Total Investments - 95.4% (Cost $33,261,906)		31,595,873
Other assets less liabilities - 4.6%		1,510,803
Net Assets - 100.0%		33,106,676

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $38,119.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $188,868, collateralized in the form of cash with a value of $70,107 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $123,373 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 2, 2023 – May 15, 2052. The total value of collateral is $193,480.
(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $70,107.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
6,869,516	5/8/2023	Bank of America NA	4.92%	S&P SmallCap 600®	(2,112,058)
6,474,759	3/6/2024	Citibank NA	4.92%	S&P SmallCap 600®	276,822
5,740,212	3/6/2024	Morgan Stanley & Co. International plc	5.17%	S&P SmallCap 600®	223,255
9,258,044	4/8/2024	Societe Generale	5.02%	S&P SmallCap 600®	242,939
10,371,107	3/7/2023	UBS AG	4.87%	S&P SmallCap 600®	(963,783)
38,713,638					(2,332,825)
				Total Unrealized Appreciation	743,016
				Total Unrealized Depreciation	(3,075,841)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 70.0%

Communications Equipment - 2.2%
Arista Networks, Inc.*	5,886	816,388
Ciena Corp.*	3,513	169,397
Cisco Systems, Inc.	97,482	4,720,078
F5, Inc.*	1,420	203,032
Juniper Networks, Inc.	7,696	236,883
Lumentum Holdings, Inc.*	1,609	86,580
Motorola Solutions, Inc.	3,972	1,043,881
Ubiquiti, Inc.(b)	107	28,708
Viavi Solutions, Inc.*	5,372	58,770
		7,363,717
Diversified Telecommunication Services - 0.1%
Liberty Global plc, Class A*	4,089	83,784
Liberty Global plc, Class C*	6,067	128,924
Lumen Technologies, Inc.	22,599	76,836
		289,544
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	3,215	650,780
TD SYNNEX Corp.	994	95,941
		746,721
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A*	3,343	553,802

Household Durables - 0.1%
Garmin Ltd.	3,645	357,684

Interactive Media & Services - 10.2%
Alphabet, Inc., Class A*	141,819	12,772,219
Alphabet, Inc., Class C*	125,707	11,351,342
Bumble, Inc., Class A*	1,883	45,531
Cargurus, Inc.*	2,227	37,970
IAC, Inc.*	1,857	96,453
Match Group, Inc.*	6,622	274,283
Meta Platforms, Inc., Class A*	53,417	9,344,770
Snap, Inc., Class A*	23,866	242,240
Ziff Davis, Inc.*	1,124	88,774
		34,253,582
Internet & Direct Marketing Retail - 0.4%
Chewy, Inc., Class A*	2,201	89,251
DoorDash, Inc., Class A*	6,250	341,625
eBay, Inc.	12,885	591,421
Etsy, Inc.*	2,992	363,259
		1,385,556
IT Services - 2.5%
Akamai Technologies, Inc.*	3,744	271,814
Amdocs Ltd.	2,898	265,486
Cloudflare, Inc., Class A*	6,761	405,728
Cognizant Technology Solutions Corp., Class A	12,205	764,399
DXC Technology Co.*	5,467	151,655
EPAM Systems, Inc.*	1,361	418,712
Gartner, Inc.*	1,882	616,938
GoDaddy, Inc., Class A*	3,689	279,294
International Business Machines Corp.	21,467	2,775,683
MongoDB, Inc.*	1,623	340,051
Okta, Inc.*	3,607	257,143
Snowflake, Inc., Class A*	6,760	1,043,609
Squarespace, Inc., Class A*	965	22,591
Thoughtworks Holding, Inc.*	1,554	11,437
Twilio, Inc., Class A*	4,134	277,846
VeriSign, Inc.*	2,192	431,451
		8,333,837
Semiconductors & Semiconductor Equipment - 14.6%
Advanced Micro Devices, Inc.*	38,293	3,009,092
Allegro MicroSystems, Inc.*	1,552	67,791
Amkor Technology, Inc.	2,379	61,283
Analog Devices, Inc.	12,215	2,241,086
Applied Materials, Inc.	20,446	2,374,803
Broadcom, Inc.	9,614	5,713,504
Cirrus Logic, Inc.*	1,300	133,575
Enphase Energy, Inc.*	3,228	679,591
Entegris, Inc.	3,537	301,459
GLOBALFOUNDRIES, Inc.*(b)	1,660	108,464
Intel Corp.	98,065	2,444,761
KLA Corp.	3,375	1,280,408
Lam Research Corp.	3,239	1,574,186
Lattice Semiconductor Corp.*	3,257	276,715
Marvell Technology, Inc.	20,236	913,655
Microchip Technology, Inc.	13,049	1,057,361
Micron Technology, Inc.	25,832	1,493,606
MKS Instruments, Inc.	1,358	131,631
Monolithic Power Systems, Inc.	1,058	512,379
NVIDIA Corp.	59,132	13,728,085
NXP Semiconductors NV	6,168	1,100,865
ON Semiconductor Corp.*	10,262	794,381
Power Integrations, Inc.	1,353	111,284
Qorvo, Inc.*	2,401	242,237
QUALCOMM, Inc.	26,626	3,289,110
Semtech Corp.*	1,512	46,585
Silicon Laboratories, Inc.*	795	141,931
Skyworks Solutions, Inc.	3,803	424,301
SolarEdge Technologies, Inc.*	1,321	419,972
Teradyne, Inc.	3,708	375,027
Texas Instruments, Inc.	21,551	3,694,919
Universal Display Corp.	1,031	140,061
Wolfspeed, Inc.*	2,956	218,685
		49,102,793
Software - 23.3%
ACI Worldwide, Inc.*	2,678	69,226
Adobe, Inc.*	11,037	3,575,436
Alteryx, Inc., Class A*	1,457	95,157
ANSYS, Inc.*	2,064	626,651
Appian Corp., Class A*	971	40,248
AppLovin Corp., Class A*	2,922	39,447
Asana, Inc., Class A*(b)	1,786	26,415
Aspen Technology, Inc.*	688	145,863
Atlassian Corp., Class A*	3,517	577,949
Autodesk, Inc.*	5,132	1,019,677
Bentley Systems, Inc., Class B	4,667	188,827
BILL Holdings, Inc.*	2,265	191,687
Black Knight, Inc.*	3,712	221,235
Blackbaud, Inc.*	1,058	58,920
Blackline, Inc.*	1,283	87,706
Cadence Design Systems, Inc.*	6,518	1,257,583
CCC Intelligent Solutions Holdings, Inc.*	2,502	22,418
Ceridian HCM Holding, Inc.*	3,650	266,194
Clear Secure, Inc., Class A	1,783	54,809
Confluent, Inc., Class A*	3,654	89,121
Coupa Software, Inc.*(c)	1,804	146,124
Crowdstrike Holdings, Inc., Class A*	5,108	616,484
Datadog, Inc., Class A*	5,903	451,698

Ultra Technology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
DocuSign, Inc.*	4,776	293,008
Dolby Laboratories, Inc., Class A	1,464	120,458
Dropbox, Inc., Class A*(b)	6,399	130,540
Dynatrace, Inc.*	4,792	203,804
Elastic NV*	1,831	108,066
Fair Isaac Corp.*	586	396,951
Five9, Inc.*	1,667	110,022
Fortinet, Inc.*	15,403	915,554
Gen Digital, Inc.	13,752	268,301
Gitlab, Inc., Class A*(b)	1,426	62,801
Guidewire Software, Inc.*	1,954	137,190
HashiCorp, Inc., Class A*	1,747	51,012
HubSpot, Inc.*	1,158	447,984
Informatica, Inc., Class A*	896	15,456
Intuit, Inc.	6,687	2,722,813
Manhattan Associates, Inc.*	1,485	213,469
Microsoft Corp.	177,001	44,147,589
MicroStrategy, Inc., Class A*	214	56,126
nCino, Inc.*	1,818	49,540
NCR Corp.*	3,267	83,406
New Relic, Inc.*	1,377	100,480
Nutanix, Inc., Class A*	5,469	154,499
Oracle Corp.	36,490	3,189,226
Palantir Technologies, Inc., Class A*	41,887	328,394
Palo Alto Networks, Inc.*	7,132	1,343,455
Paycom Software, Inc.*	1,158	334,731
Paylocity Holding Corp.*	973	187,409
Pegasystems, Inc.	970	44,989
Procore Technologies, Inc.*	1,629	109,127
PTC, Inc.*	2,511	314,704
Qualtrics International, Inc., Class A*	2,629	44,483
Rapid7, Inc.*(b)	1,407	66,551
RingCentral, Inc., Class A*	1,839	60,761
Roper Technologies, Inc.	2,520	1,084,104
Salesforce, Inc.*	23,752	3,886,065
Samsara, Inc., Class A*	2,355	39,234
SentinelOne, Inc., Class A*	5,003	79,998
ServiceNow, Inc.*	4,805	2,076,577
Smartsheet, Inc., Class A*	3,096	136,286
Splunk, Inc.*	3,553	364,182
Synopsys, Inc.*	3,635	1,322,268
Tyler Technologies, Inc.*	985	316,431
UiPath, Inc., Class A*	8,322	123,498
Unity Software, Inc.*(b)	5,793	176,339
Varonis Systems, Inc.*	2,623	71,031
Verint Systems, Inc.*	1,555	58,126
VMware, Inc., Class A*	4,935	543,492
Workday, Inc., Class A*	4,780	886,547
Workiva, Inc.*	1,087	96,960
Zoom Video Communications, Inc., Class A*	5,236	390,553
Zscaler, Inc.*	1,996	261,775
		78,595,240
Technology Hardware, Storage & Peripherals - 16.2%
Apple, Inc.	355,026	52,334,383
Dell Technologies, Inc., Class C	6,157	250,220
Hewlett Packard Enterprise Co.	30,558	477,010
HP, Inc.	21,020	620,510
NetApp, Inc.	5,174	333,982
Pure Storage, Inc., Class A*	6,664	190,191
Seagate Technology Holdings plc	4,555	294,071
Western Digital Corp.*	7,550	290,524
		54,790,891
TOTAL COMMON STOCKS (Cost $290,392,074)		235,773,367

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(e)

INVESTMENT COMPANIES - 0.0%(e)
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $124,203)	124,203	124,203

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 18.1%

REPURCHASE AGREEMENTS(f) - 18.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $60,958,905
(Cost $60,951,339)	60,951,339	60,951,339

Total Investments - 88.1% (Cost $351,467,616)		296,848,909
Other assets less liabilities - 11.9%		40,279,172
Net Assets - 100.0%		337,128,081

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,051,127.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $496,780, collateralized in the form of cash with a value of $124,203 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $384,346 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 2, 2023 – May 15, 2052. The total value of collateral is $508,549.
(c)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $146,124, which represents approximately 0.04% of net assets of the Fund.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $124,203.
(e)	Represents less than 0.05% of net assets.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
126,840,610	5/8/2023	Bank of America NA	4.92%	Dow Jones U.S. TechnologySM Index[c]	(30,479,782)
18,901,756	3/6/2024	BNP Paribas SA	5.17%	Dow Jones U.S. TechnologySM Index[c]	(6,289,063)
14,639,831	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. TechnologySM Index[c]	(41,025,365)
1,541,035	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. TechnologySM Index[c]	779,030
145,779,148	4/10/2023	Societe Generale	5.12%	Dow Jones U.S. TechnologySM Index[c]	(16,095,307)
131,851,357	3/6/2024	UBS AG	5.17%	Dow Jones U.S. TechnologySM Index[c]	(1,464,933)
439,553,737					(94,575,420)
				Total Unrealized Appreciation	779,030
				Total Unrealized Depreciation	(95,354,450)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 81.0%

Communications Equipment - 40.9%
ADTRAN Holdings, Inc.	148	2,583
Arista Networks, Inc.*	184	25,521
Ciena Corp.*	312	15,045
Cisco Systems, Inc.	2,421	117,225
Clearfield, Inc.*	24	1,505
CommScope Holding Co., Inc.*	438	3,171
Comtech Telecommunications Corp.	58	927
Digi International, Inc.*	74	2,469
Extreme Networks, Inc.*	276	5,167
F5, Inc.*	126	18,015
Harmonic, Inc.*	221	2,915
Inseego Corp.*	168	150
Juniper Networks, Inc.	683	21,023
Lumentum Holdings, Inc.*	144	7,749
Motorola Solutions, Inc.	88	23,127
NETGEAR, Inc.*	61	1,104
NetScout Systems, Inc.*	144	4,095
Ribbon Communications, Inc.*	187	834
Ubiquiti, Inc.(a)	9	2,415
Viasat, Inc.*	159	5,050
Viavi Solutions, Inc.*	476	5,207
		265,297
Diversified Telecommunication Services - 32.1%
Anterix, Inc.*	40	1,208
AT&T, Inc.	1,209	22,862
ATN International, Inc.	22	925
Consolidated Communications Holdings, Inc.*	154	467
EchoStar Corp., Class A*	74	1,477
Frontier Communications Parent, Inc.	469	12,832
Globalstar, Inc.*	1,476	1,889
IDT Corp., Class B*	43	1,308
Iridium Communications, Inc.*	265	16,263
Liberty Global plc, Class A*	362	7,417
Liberty Global plc, Class C*	538	11,432
Liberty Latin America Ltd., Class A*	78	688
Liberty Latin America Ltd., Class C*	306	2,687
Lumen Technologies, Inc.	2,003	6,810
Radius Global Infrastructure, Inc.*	160	2,181
Verizon Communications, Inc.	3,042	118,060
		208,506
Household Durables - 3.7%
Garmin Ltd.	247	24,238

Wireless Telecommunication Services - 4.3%
Shenandoah Telecommunications Co.	105	2,050
Telephone and Data Systems, Inc.	210	2,665
T-Mobile US, Inc.*	157	22,322
United States Cellular Corp.*	30	724
		27,761
TOTAL COMMON STOCKS (Cost $419,436)		525,802

SECURITIES LENDING REINVESTMENTS(b) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $2,202)	2,202	2,202

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 10.0%

REPURCHASE AGREEMENTS(c) - 10.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $64,823
(Cost $64,814)	64,814	64,814

Total Investments - 91.3% (Cost $486,452)		592,818
Other assets less liabilities - 8.7%		56,265
Net Assets - 100.0%		649,083

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $2,146, collateralized in the form of cash with a value of $2,202 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $2,202.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
181,670	5/8/2023	Bank of America NA	4.87%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(83,736)
161,670	3/7/2023	Goldman Sachs International	5.17%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(160,299)
248,338	3/7/2023	Societe Generale	5.02%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(103,258)
178,337	3/7/2023	UBS AG	4.92%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(128,636)
770,015					(475,929)
				Total Unrealized Depreciation	(475,929)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.3%

Electric Utilities - 45.9%
ALLETE, Inc.	402	24,598
Alliant Energy Corp.	1,768	90,645
American Electric Power Co., Inc.	3,619	318,363
Avangrid, Inc.	491	19,164
Constellation Energy Corp.	2,303	172,472
Duke Energy Corp.	5,427	511,549
Edison International	2,693	178,304
Entergy Corp.	1,434	147,516
Evergy, Inc.	1,617	95,096
Eversource Energy	2,453	184,858
Exelon Corp.	7,002	282,811
FirstEnergy Corp.	3,827	151,320
Hawaiian Electric Industries, Inc.	771	31,187
IDACORP, Inc.	355	36,707
NextEra Energy, Inc.	14,001	994,491
NRG Energy, Inc.	1,625	53,284
PG&E Corp.*	11,344	177,193
Pinnacle West Capital Corp.	797	58,723
PNM Resources, Inc.	604	29,596
Portland General Electric Co.	628	30,018
PPL Corp.	5,192	140,547
Southern Co. (The)	7,669	483,607
Xcel Energy, Inc.	3,855	248,917
		4,460,966
Gas Utilities - 3.3%
Atmos Energy Corp.	986	111,231
National Fuel Gas Co.	643	36,831
New Jersey Resources Corp.	678	34,599
ONE Gas, Inc.	381	30,541
Southwest Gas Holdings, Inc.	434	27,346
Spire, Inc.	370	26,048
UGI Corp.	1,475	54,914
		321,510
Independent Power and Renewable Electricity Producers - 2.1%
AES Corp. (The)	4,709	116,218
Clearway Energy, Inc., Class A	245	7,279
Clearway Energy, Inc., Class C(b)	580	18,218
Vistra Corp.	2,635	57,944
		199,659
Multi-Utilities - 20.4%
Ameren Corp.	1,821	150,615
Avista Corp.	521	21,423
Black Hills Corp.	458	28,126
CenterPoint Energy, Inc.	4,435	123,382
CMS Energy Corp.	2,045	120,594
Consolidated Edison, Inc.	2,500	223,375
Dominion Energy, Inc.	5,870	326,489
DTE Energy Co.	1,366	149,864
NiSource, Inc.	2,860	78,450
NorthWestern Corp.	408	23,574
Public Service Enterprise Group, Inc.	3,515	212,411
Sempra Energy	2,216	332,311
WEC Energy Group, Inc.	2,224	197,180
		1,987,794
Water Utilities - 2.6%
American Water Works Co., Inc.	1,280	179,686
Essential Utilities, Inc.	1,682	71,956
		251,642
TOTAL COMMON STOCKS (Cost $7,514,149)		7,221,571

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 21.2%

REPURCHASE AGREEMENTS(c) - 21.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,065,913
(Cost $2,065,657)	2,065,657	2,065,657

Total Investments - 95.5% (Cost $9,579,806)		9,287,228
Other assets less liabilities - 4.5%		437,503
Net Assets - 100.0%		9,724,731

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $726,094.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $16,396, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from May 15, 2024 – November 15, 2050. The total value of collateral is $17,244.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,089,126	3/6/2024	Bank of America NA	4.77%	Dow Jones U.S. UtilitiesSM Index[c]	(337,851)
56,522	3/6/2024	Morgan Stanley & Co. International plc	5.17%	Dow Jones U.S. UtilitiesSM Index[c]	5,094
3,574,400	4/10/2023	Societe Generale	5.12%	Dow Jones U.S. UtilitiesSM Index[c]	(377,895)
545,313	11/6/2023	UBS AG	4.92%	Dow Jones U.S. UtilitiesSM Index[c]	(657,838)
12,265,361					(1,368,490)
				Total Unrealized Appreciation	5,094
				Total Unrealized Depreciation	(1,373,584)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.8%

Aerospace & Defense - 3.5%
Boeing Co. (The)*	102,114	20,581,077

Banks - 2.5%
JPMorgan Chase & Co.	102,116	14,638,328

Beverages - 1.0%
Coca-Cola Co. (The)	102,117	6,076,983

Biotechnology - 4.0%
Amgen, Inc.	102,121	23,657,351

Capital Markets - 6.1%
Goldman Sachs Group, Inc. (The)	102,121	35,910,850

Chemicals - 1.0%
Dow, Inc.	102,120	5,841,264

Communications Equipment - 0.8%
Cisco Systems, Inc.	102,113	4,944,311

Consumer Finance - 3.0%
American Express Co.	102,124	17,768,555

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	102,112	3,962,967

Entertainment - 1.7%
Walt Disney Co. (The)*	102,111	10,171,277

Food & Staples Retailing - 3.1%
Walgreens Boots Alliance, Inc.	102,109	3,627,933
Walmart, Inc.	102,128	14,515,452
		18,143,385
Health Care Providers & Services - 8.2%
UnitedHealth Group, Inc.	102,121	48,603,469

Hotels, Restaurants & Leisure - 4.6%
McDonald’s Corp.	102,121	26,950,753

Household Products - 2.4%
Procter & Gamble Co. (The)	102,130	14,049,003

Industrial Conglomerates - 5.2%
3M Co.	102,113	11,001,655
Honeywell International, Inc.	102,245	19,577,872
		30,579,527
Insurance - 3.2%
Travelers Cos., Inc. (The)	102,126	18,905,565

IT Services - 6.0%
International Business Machines Corp.	102,122	13,204,374
Visa, Inc., Class A	102,122	22,460,713
		35,665,087
Machinery - 4.1%
Caterpillar, Inc.	102,125	24,464,044

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	102,130	16,419,440

Pharmaceuticals - 4.5%
Johnson & Johnson	102,182	15,660,413
Merck & Co., Inc.	102,118	10,849,017
		26,509,430
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	102,109	2,545,577

Software - 7.2%
Microsoft Corp.	102,121	25,471,020
Salesforce, Inc.*	102,117	16,707,362
		42,178,382
Specialty Retail - 5.1%
Home Depot, Inc. (The)	102,166	30,296,306

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	102,127	15,054,541

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc., Class B	102,118	12,130,597

TOTAL COMMON STOCKS (Cost $571,459,774)		506,048,069

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 17.5%

REPURCHASE AGREEMENTS(b) - 17.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $103,055,269
(Cost $103,042,478)	103,042,478	103,042,478

Total Investments - 103.3% (Cost $674,502,252)		609,090,547
Liabilities in excess of other assets - (3.3%)		(19,427,109)
Net Assets - 100.0%		589,663,438

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $209,851,333.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	272	3/17/2023	USD	$44,447,520	$(538,163)

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
194,013,455	5/8/2023	Bank of America NA	4.97%	Dow Jones Industrial AverageSM	(31,023,985)
199,075,243	11/6/2023	Barclays Capital	5.17%	Dow Jones Industrial AverageSM	(5,097,332)
255,701,961	5/8/2023	BNP Paribas SA	5.17%	Dow Jones Industrial AverageSM	(33,865,090)
184,608,325	4/8/2024	Citibank NA	5.23%	Dow Jones Industrial AverageSM	(5,003,944)
151,984,282	11/6/2023	Morgan Stanley & Co. International plc	5.12%	Dow Jones Industrial AverageSM	(17,129,159)
148,000,164	4/10/2023	Societe Generale	4.97%	Dow Jones Industrial AverageSM	3,969,277
84,940,077	3/7/2023	UBS AG	4.72%	Dow Jones Industrial AverageSM	(36,876,428)
1,218,323,507					(125,026,661)
				Total Unrealized Appreciation	3,969,277
				Total Unrealized Depreciation	(128,995,938)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.5%

Aerospace & Defense - 1.3%
Axon Enterprise, Inc.*	753	150,833
Curtiss-Wright Corp.	426	74,461
Hexcel Corp.	938	68,427
Mercury Systems, Inc.*	644	33,707
Woodward, Inc.	671	66,429
		393,857
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	1,319	65,383

Airlines - 0.1%
JetBlue Airways Corp.*	3,606	29,930

Auto Components - 1.3%
Adient plc*	1,055	45,070
Dana, Inc.	1,421	22,509
Fox Factory Holding Corp.*	471	55,342
Gentex Corp.	2,610	74,515
Goodyear Tire & Rubber Co. (The)*	3,150	35,784
Lear Corp.	656	91,610
Visteon Corp.*	314	52,451
		377,281
Automobiles - 0.4%
Harley-Davidson, Inc.	1,481	70,422
Thor Industries, Inc.	596	54,230
		124,652
Banks - 5.8%
Associated Banc-Corp.	1,674	38,753
Bank of Hawaii Corp.(b)	445	33,313
Bank OZK	1,232	56,709
Cadence Bank	2,031	53,943
Cathay General Bancorp	828	35,538
Columbia Banking System, Inc.	2,312	68,736
Commerce Bancshares, Inc.	1,268	83,878
Cullen/Frost Bankers, Inc.	716	94,383
East West Bancorp, Inc.	1,568	119,497
First Financial Bankshares, Inc.(b)	1,446	53,039
First Horizon Corp.	5,973	147,951
FNB Corp.	3,906	55,739
Fulton Financial Corp.	1,864	32,061
Glacier Bancorp, Inc.	1,233	58,420
Hancock Whitney Corp.	953	46,811
Home BancShares, Inc.	2,113	50,923
International Bancshares Corp.	587	28,487
Old National Bancorp	3,262	57,640
PacWest Bancorp	1,311	36,380
Pinnacle Financial Partners, Inc.	851	63,051
Prosperity Bancshares, Inc.	1,016	74,666
Synovus Financial Corp.	1,619	67,690
Texas Capital Bancshares, Inc.*	554	36,691
UMB Financial Corp.	483	43,789
United Bankshares, Inc.	1,500	61,155
Valley National Bancorp	4,679	54,183
Washington Federal, Inc.	728	25,531
Webster Financial Corp.	1,937	102,894
Wintrust Financial Corp.	678	62,464
		1,744,315
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	104	33,675
Celsius Holdings, Inc.*	449	40,769
Coca-Cola Consolidated, Inc.	50	27,843
		102,287
Biotechnology - 1.4%
Arrowhead Pharmaceuticals, Inc.*	1,180	38,114
Exelixis, Inc.*	3,592	61,351
Halozyme Therapeutics, Inc.*	1,503	72,129
Neurocrine Biosciences, Inc.*	1,069	110,214
United Therapeutics Corp.*	507	124,742
		406,550
Building Products - 2.5%
Builders FirstSource, Inc.*	1,638	138,870
Carlisle Cos., Inc.	577	148,993
Fortune Brands Innovations, Inc.	1,427	88,403
Lennox International, Inc.	359	91,484
Owens Corning	1,041	101,799
Simpson Manufacturing Co., Inc.	474	51,125
Trex Co., Inc.*	1,222	62,481
UFP Industries, Inc.	685	58,588
		741,743
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	419	66,793
Evercore, Inc., Class A	398	52,209
Federated Hermes, Inc., Class B	943	37,107
Interactive Brokers Group, Inc., Class A	1,145	98,596
Janus Henderson Group plc	1,474	40,476
Jefferies Financial Group, Inc.	2,038	77,016
SEI Investments Co.	1,141	68,745
Stifel Financial Corp.	1,184	79,127
		520,069
Chemicals - 2.2%
Ashland, Inc.	553	56,284
Avient Corp.	952	41,536
Cabot Corp.	627	49,865
Chemours Co. (The)	1,679	57,388
Ingevity Corp.*	390	32,198
NewMarket Corp.	79	27,137
Olin Corp.	1,417	81,832
RPM International, Inc.	1,438	127,450
Scotts Miracle-Gro Co. (The)	450	37,125
Sensient Technologies Corp.	468	35,283
Valvoline, Inc.	1,969	69,309
Westlake Corp.	381	45,392
		660,799
Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	517	33,734
Clean Harbors, Inc.*	559	73,827
IAA, Inc.*	1,489	60,915
MSA Safety, Inc.	410	55,084
Stericycle, Inc.*	1,027	48,967
Tetra Tech, Inc.	589	80,628
		353,155
Communications Equipment - 0.6%
Calix, Inc.*	636	32,531
Ciena Corp.*	1,649	79,515
Lumentum Holdings, Inc.*(b)	759	40,842
Viasat, Inc.*	839	26,647
		179,535

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

Construction & Engineering - 1.7%
AECOM	1,552	134,031
Dycom Industries, Inc.*	329	27,705
EMCOR Group, Inc.	533	89,128
Fluor Corp.*	1,582	58,012
MasTec, Inc.*	655	64,007
MDU Resources Group, Inc.	2,266	72,172
Valmont Industries, Inc.	236	74,890
		519,945
Construction Materials - 0.2%
Eagle Materials, Inc.	410	57,531

Consumer Finance - 0.3%
FirstCash Holdings, Inc.	418	36,889
Navient Corp.	1,179	21,281
SLM Corp.	2,785	40,048
		98,218
Containers & Packaging - 0.7%
AptarGroup, Inc.	727	84,856
Greif, Inc., Class A	283	20,107
Silgan Holdings, Inc.	931	49,715
Sonoco Products Co.	1,087	64,198
		218,876
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	42	26,320
Grand Canyon Education, Inc.*	339	38,405
H&R Block, Inc.	1,729	63,627
Service Corp. International	1,712	115,612
		243,964
Diversified Financial Services - 0.3%
Voya Financial, Inc.	1,083	80,673

Diversified Telecommunication Services - 0.5%
Frontier Communications Parent, Inc.	2,480	67,853
Iridium Communications, Inc.*	1,400	85,918
		153,771
Electric Utilities - 1.1%
ALLETE, Inc.	639	39,100
Hawaiian Electric Industries, Inc.	1,219	49,309
IDACORP, Inc.	562	58,111
OGE Energy Corp.	2,228	79,584
PNM Resources, Inc.	955	46,795
Portland General Electric Co.	993	47,465
		320,364
Electrical Equipment - 1.8%
Acuity Brands, Inc.	358	69,438
EnerSys	454	41,173
Hubbell, Inc.	596	149,918
nVent Electric plc	1,855	85,033
Regal Rexnord Corp.	738	116,338
SunPower Corp.*	950	14,269
Sunrun, Inc.*	2,371	56,999
Vicor Corp.*	247	11,609
		544,777
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc.*	686	80,941
Avnet, Inc.	1,018	45,515
Belden, Inc.	477	40,249
Cognex Corp.	1,924	91,236
Coherent Corp.*	1,544	66,593
IPG Photonics Corp.*	358	44,120
Jabil, Inc.	1,500	124,545
Littelfuse, Inc.	277	71,668
National Instruments Corp.	1,451	73,290
Novanta, Inc.*	397	62,293
TD SYNNEX Corp.	468	45,172
Vishay Intertechnology, Inc.	1,444	30,656
Vontier Corp.	1,758	46,007
		822,285
Energy Equipment & Services - 0.5%
ChampionX Corp.	2,220	67,866
NOV, Inc.	4,372	95,659
		163,525
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	484	40,656

Equity Real Estate Investment Trusts (REITs) - 6.2%
Agree Realty Corp.	981	69,435
Apartment Income REIT Corp.	1,670	63,126
Brixmor Property Group, Inc.	3,336	75,527
Corporate Office Properties Trust	1,250	31,788
Cousins Properties, Inc.	1,686	41,290
CubeSmart	2,500	117,475
Douglas Emmett, Inc.	1,959	27,681
EastGroup Properties, Inc.	484	79,023
EPR Properties	835	34,101
First Industrial Realty Trust, Inc.	1,470	77,543
Healthcare Realty Trust, Inc.	4,238	82,641
Highwoods Properties, Inc.	1,171	31,032
Independence Realty Trust, Inc.	2,493	45,098
JBG SMITH Properties	1,102	19,009
Kilroy Realty Corp.	1,171	42,179
Kite Realty Group Trust	2,439	52,975
Lamar Advertising Co., Class A	970	101,423
Life Storage, Inc.	946	114,012
Macerich Co. (The)	2,391	28,572
Medical Properties Trust, Inc.	6,656	68,557
National Retail Properties, Inc.	1,990	90,187
National Storage Affiliates Trust	943	39,889
Omega Healthcare Investors, Inc.	2,606	69,815
Park Hotels & Resorts, Inc.	2,504	34,430
Pebblebrook Hotel Trust	1,464	20,891
Physicians Realty Trust	2,543	37,713
PotlatchDeltic Corp.	899	41,498
Rayonier, Inc.	1,630	54,735
Rexford Industrial Realty, Inc.	2,043	123,520
Sabra Health Care REIT, Inc.	2,573	30,644
SL Green Realty Corp.	717	24,411
Spirit Realty Capital, Inc.	1,552	63,911
Vornado Realty Trust	1,784	35,288
		1,869,419
Food & Staples Retailing - 1.2%
BJ’s Wholesale Club Holdings, Inc.*	1,502	107,844
Casey’s General Stores, Inc.	415	86,299
Grocery Outlet Holding Corp.*	988	26,725
Performance Food Group Co.*	1,733	98,070
Sprouts Farmers Market, Inc.*	1,178	35,682
		354,620
Food Products - 1.2%
Darling Ingredients, Inc.*	1,785	112,937
Flowers Foods, Inc.	2,139	59,635
Ingredion, Inc.	730	72,562
Lancaster Colony Corp.	222	42,620

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Pilgrim’s Pride Corp.*	500	11,695
Post Holdings, Inc.*	605	54,426
		353,875
Gas Utilities - 1.1%
National Fuel Gas Co.	1,017	58,254
New Jersey Resources Corp.	1,072	54,704
ONE Gas, Inc.	602	48,256
Southwest Gas Holdings, Inc.	688	43,351
Spire, Inc.	586	41,254
UGI Corp.	2,330	86,746
		332,565
Health Care Equipment & Supplies - 2.8%
Enovis Corp.*	533	30,713
Envista Holdings Corp.*	1,814	70,129
Globus Medical, Inc., Class A*	861	50,231
Haemonetics Corp.*	562	43,707
ICU Medical, Inc.*	226	38,565
Inari Medical, Inc.*	538	30,268
Integra LifeSciences Holdings Corp.*	809	44,997
Lantheus Holdings, Inc.*	766	56,653
LivaNova plc*	594	28,108
Masimo Corp.*	538	90,013
Neogen Corp.*	2,407	42,580
Omnicell, Inc.*	496	27,002
Penumbra, Inc.*	423	109,976
QuidelOrtho Corp.*	594	51,642
Shockwave Medical, Inc.*	402	76,476
STAAR Surgical Co.*	537	29,744
Tandem Diabetes Care, Inc.*	716	25,676
		846,480
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc.*	1,012	73,380
Amedisys, Inc.*	362	33,286
Chemed Corp.	167	87,104
Encompass Health Corp.	1,109	62,681
HealthEquity, Inc.*	942	61,390
Option Care Health, Inc.*	1,721	52,783
Patterson Cos., Inc.	963	25,539
Progyny, Inc.*	838	31,475
R1 RCM, Inc.*	1,532	21,754
Tenet Healthcare Corp.*	1,202	70,353
		519,745
Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp.	883	57,510
Choice Hotels International, Inc.	309	36,573
Churchill Downs, Inc.	367	90,201
Cracker Barrel Old Country Store, Inc.	245	26,695
Light & Wonder, Inc.*	1,044	65,365
Marriott Vacations Worldwide Corp.	426	65,174
Papa John’s International, Inc.	358	30,054
Penn Entertainment, Inc.*	1,727	52,725
Texas Roadhouse, Inc.	744	75,546
Travel + Leisure Co.	904	37,923
Wendy’s Co. (The)	1,899	41,702
Wingstop, Inc.	331	56,386
Wyndham Hotels & Resorts, Inc.	985	75,865
		711,719
Household Durables - 1.3%
Helen of Troy Ltd.*	268	30,201
KB Home	924	32,589
Leggett & Platt, Inc.	1,474	50,838
Taylor Morrison Home Corp., Class A*	1,204	43,139
Tempur Sealy International, Inc.	1,905	81,420
Toll Brothers, Inc.	1,173	70,310
TopBuild Corp.*	356	73,902
		382,399
Household Products - 0.1%
Energizer Holdings, Inc.	740	26,810

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	542	45,810

Insurance - 3.4%
American Financial Group, Inc.	778	104,338
Brighthouse Financial, Inc.*	769	44,471
CNO Financial Group, Inc.	1,273	32,614
First American Financial Corp.	1,152	65,411
Hanover Insurance Group, Inc. (The)	396	55,234
Kemper Corp.	712	43,859
Kinsale Capital Group, Inc.	238	75,851
Old Republic International Corp.	3,149	83,039
Primerica, Inc.	411	78,887
Reinsurance Group of America, Inc.	743	107,341
RenaissanceRe Holdings Ltd.	486	104,441
RLI Corp.	449	61,922
Selective Insurance Group, Inc.	672	68,228
Unum Group	2,082	92,753
		1,018,389
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	1,166	25,151
Ziff Davis, Inc.*	527	41,622
		66,773
IT Services - 1.7%
Concentrix Corp.	472	64,589
Euronet Worldwide, Inc.*	526	57,255
ExlService Holdings, Inc.*	369	60,704
Genpact Ltd.	1,876	89,542
Kyndryl Holdings, Inc.*	2,273	35,663
Maximus, Inc.	675	55,404
Western Union Co. (The)	4,300	55,728
WEX, Inc.*	484	93,320
		512,205
Leisure Products - 0.9%
Brunswick Corp.	807	70,548
Mattel, Inc.*	3,947	71,007
Polaris, Inc.	606	68,932
Topgolf Callaway Brands Corp.*	1,545	35,813
YETI Holdings, Inc.*	959	37,382
		283,682
Life Sciences Tools & Services - 1.1%
Azenta, Inc.*	835	36,648
Bruker Corp.	1,111	76,570
Medpace Holdings, Inc.*	278	53,899
Repligen Corp.*	576	100,437
Sotera Health Co.*	1,098	18,326
Syneos Health, Inc.*	1,147	46,132
		332,012
Machinery - 4.0%
AGCO Corp.	687	96,737
Chart Industries, Inc.*	464	61,944

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Crane Holdings Co.	533	63,843
Donaldson Co., Inc.	1,363	86,210
Esab Corp.	577	33,841
Flowserve Corp.	1,454	50,439
Graco, Inc.	1,876	130,457
ITT, Inc.	920	83,619
Kennametal, Inc.	897	25,412
Lincoln Electric Holdings, Inc.	642	107,811
Middleby Corp. (The)*	598	92,983
Oshkosh Corp.	728	64,930
Terex Corp.	749	44,348
Timken Co. (The)	738	63,062
Toro Co. (The)	1,159	128,000
Watts Water Technologies, Inc., Class A	304	53,270
		1,186,906
Marine - 0.2%
Kirby Corp.*	667	48,377

Media - 0.8%
Cable One, Inc.	54	37,293
John Wiley & Sons, Inc., Class A	478	21,266
New York Times Co. (The), Class A	1,829	70,416
Nexstar Media Group, Inc., Class A	420	78,078
TEGNA, Inc.	2,484	43,222
		250,275
Metals & Mining - 2.2%
Alcoa Corp.	1,968	96,314
Cleveland-Cliffs, Inc.*	5,734	122,306
Commercial Metals Co.	1,306	67,586
MP Materials Corp.*	1,029	36,015
Reliance Steel & Aluminum Co.	652	161,592
Royal Gold, Inc.	731	86,835
United States Steel Corp.	2,608	79,883
Worthington Industries, Inc.	336	20,308
		670,839
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Annaly Capital Management, Inc.	5,209	107,717

Multiline Retail - 0.5%
Kohl’s Corp.	1,301	36,480
Macy’s, Inc.	3,017	61,728
Nordstrom, Inc.	1,242	24,194
Ollie’s Bargain Outlet Holdings, Inc.*	647	37,228
		159,630
Multi-Utilities - 0.3%
Black Hills Corp.	725	44,522
NorthWestern Corp.	643	37,153
		81,675
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp.	3,731	39,325
Antero Resources Corp.*	3,074	80,539
CNX Resources Corp.*	2,011	30,869
DT Midstream, Inc.	1,077	54,065
Equitrans Midstream Corp.	4,817	29,046
HF Sinclair Corp.	1,499	74,530
Matador Resources Co.	1,246	67,022
Murphy Oil Corp.	1,626	63,447
PBF Energy, Inc., Class A	1,272	55,599
PDC Energy, Inc.	1,027	68,922
Range Resources Corp.	2,690	72,469
Southwestern Energy Co.*	12,284	65,105
		700,938
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	798	46,691

Personal Products - 0.3%
BellRing Brands, Inc.*	1,507	46,536
Coty, Inc., Class A*	4,070	45,991
		92,527
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	699	98,139
Perrigo Co. plc	1,501	56,573
		154,712
Professional Services - 1.5%
ASGN, Inc.*	554	49,195
CACI International, Inc., Class A*	263	77,059
FTI Consulting, Inc.*	381	69,993
Insperity, Inc.	397	49,264
KBR, Inc.	1,528	84,208
ManpowerGroup, Inc.	562	47,703
Science Applications International Corp.	613	65,370
		442,792
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	530	92,464

Road & Rail - 1.5%
Avis Budget Group, Inc.*	278	61,065
Knight-Swift Transportation Holdings, Inc.	1,788	101,630
Landstar System, Inc.	400	72,316
Ryder System, Inc.	558	54,634
Saia, Inc.*	293	79,365
Werner Enterprises, Inc.	653	30,332
XPO, Inc.*	1,281	42,734
		442,076
Semiconductors & Semiconductor Equipment - 2.4%
Allegro MicroSystems, Inc.*	724	31,624
Amkor Technology, Inc.	1,119	28,826
Cirrus Logic, Inc.*	612	62,883
Lattice Semiconductor Corp.*	1,523	129,394
MACOM Technology Solutions Holdings, Inc.*	569	38,999
MKS Instruments, Inc.	639	61,938
Power Integrations, Inc.	639	52,558
Silicon Laboratories, Inc.*	371	66,235
SiTime Corp.*	177	21,975
Synaptics, Inc.*	443	52,101
Universal Display Corp.	487	66,159
Wolfspeed, Inc.*	1,382	102,240
		714,932
Software - 2.7%
ACI Worldwide, Inc.*	1,249	32,287
Aspen Technology, Inc.*(b)	324	68,691
Blackbaud, Inc.*	495	27,566
CommVault Systems, Inc.*	494	29,087
Dynatrace, Inc.*	2,404	102,242
Envestnet, Inc.*	617	38,569
Fair Isaac Corp.*	279	188,992
Manhattan Associates, Inc.*	693	99,619
NCR Corp.*	1,530	39,061
Paylocity Holding Corp.*	458	88,215
Qualys, Inc.*	382	45,133

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Teradata Corp.*	1,134	46,222
		805,684
Specialty Retail - 2.4%
AutoNation, Inc.*	381	52,010
Dick’s Sporting Goods, Inc.	620	79,751
Five Below, Inc.*	619	126,462
Foot Locker, Inc.	883	38,605
GameStop Corp., Class A*(b)	2,815	54,132
Gap, Inc. (The)	2,350	30,573
Lithia Motors, Inc., Class A	305	77,830
Murphy USA, Inc.	231	58,926
RH*	215	64,291
Victoria’s Secret & Co.*	903	35,795
Williams-Sonoma, Inc.	742	92,691
		711,066
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer, Inc.*	516	50,553
Xerox Holdings Corp.	1,249	20,596
		71,149
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd.*	1,433	71,034
Carter’s, Inc.	425	32,041
Columbia Sportswear Co.	393	34,270
Crocs, Inc.*	688	83,736
Deckers Outdoor Corp.*	293	121,991
Hanesbrands, Inc.	3,886	22,072
PVH Corp.	726	58,254
Skechers USA, Inc., Class A*	1,495	66,542
Under Armour, Inc., Class A*	2,102	20,873
Under Armour, Inc., Class C*	2,194	19,307
		530,120
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	1,196	51,368
MGIC Investment Corp.	3,308	45,518
New York Community Bancorp, Inc.	7,571	67,231
		164,117
Trading Companies & Distributors - 0.9%
GATX Corp.	391	42,654
MSC Industrial Direct Co., Inc., Class A	527	44,542
Univar Solutions, Inc.*	1,816	63,106
Watsco, Inc.(b)	371	113,048
		263,350
Water Utilities - 0.4%
Essential Utilities, Inc.	2,655	113,581

TOTAL COMMON STOCKS (Cost $25,286,991)		24,472,262

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $44,713)	44,713	44,713

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 3.3%

REPURCHASE AGREEMENTS(d) - 3.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $984,855
(Cost $984,733)	984,733	984,733

Total Investments - 84.9% (Cost $26,316,437)		25,501,708
Other assets less liabilities - 15.1%		4,526,814
Net Assets - 100.0%		30,028,522

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,258,080.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $108,047, collateralized in the form of cash with a value of $44,713 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $65,374 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $110,087.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $44,713.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	11	3/17/2023	USD	$2,863,520	$158,307

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,342,217	4/8/2024	Bank of America NA	4.97%	S&P MidCap 400®	254,011
5,890,903	4/8/2024	BNP Paribas SA	5.02%	S&P MidCap 400®	(192,249)
9,708,936	4/10/2023	Citibank NA	4.97%	S&P MidCap 400®	(694,301)
9,679,068	3/7/2023	Goldman Sachs International	5.07%	S&P MidCap 400®	(1,107,831)
4,525,461	4/8/2024	Morgan Stanley & Co. International plc	5.12%	S&P MidCap 400®	1,121,317
12,712,906	4/8/2024	Societe Generale	4.84%	S&P MidCap 400®	(28,231)
10,894,919	4/8/2024	UBS AG	4.92%	S&P MidCap 400®	906,270
62,754,410					258,986
				Total Unrealized Appreciation	2,281,598
				Total Unrealized Depreciation	(2,022,612)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 58.2%

Automobiles - 2.6%
Lucid Group, Inc.*(b)	915,996	8,363,044
Rivian Automotive, Inc., Class A*	498,144	9,614,179
Tesla, Inc.*	1,327,828	273,147,498
		291,124,721
Beverages - 1.7%
Keurig Dr Pepper, Inc.	772,449	26,688,113
Monster Beverage Corp.*	284,505	28,951,229
PepsiCo, Inc.	751,274	130,368,577
		186,007,919
Biotechnology - 2.5%
Amgen, Inc.	290,377	67,268,736
Biogen, Inc.*	78,681	21,232,855
Gilead Sciences, Inc.	684,012	55,083,486
Moderna, Inc.*	209,971	29,146,074
Regeneron Pharmaceuticals, Inc.*	58,292	44,326,403
Seagen, Inc.*	101,364	18,214,097
Vertex Pharmaceuticals, Inc.*	139,839	40,593,863
		275,865,514
Commercial Services & Supplies - 0.4%
Cintas Corp.	55,697	24,421,464
Copart, Inc.*	259,649	18,294,868
		42,716,332
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,242,840	108,598,313

Electric Utilities - 0.7%
American Electric Power Co., Inc.	280,841	24,705,583
Constellation Energy Corp.	178,708	13,383,442
Exelon Corp.	541,916	21,887,987
Xcel Energy, Inc.	298,255	19,258,326
		79,235,338
Energy Equipment & Services - 0.1%
Baker Hughes Co.	546,453	16,721,462

Entertainment - 1.3%
Activision Blizzard, Inc.	426,791	32,542,814
Electronic Arts, Inc.	150,561	16,703,237
Netflix, Inc.*	243,384	78,401,288
Warner Bros Discovery, Inc.*	1,325,312	20,701,373
		148,348,712
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	241,881	117,113,943
Walgreens Boots Alliance, Inc.	471,700	16,759,501
		133,873,444
Food Products - 0.7%
Kraft Heinz Co. (The)	667,909	26,008,376
Mondelez International, Inc., Class A	745,633	48,600,359
		74,608,735
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc.*	43,097	13,338,521
Dexcom, Inc.*	211,155	23,440,317
IDEXX Laboratories, Inc.*	44,772	21,187,901
Intuitive Surgical, Inc.*	192,928	44,255,754
		102,222,493
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc., Class A*	217,835	26,854,699
Booking Holdings, Inc.*	21,163	53,415,412
Marriott International, Inc., Class A	173,481	29,359,924
Starbucks Corp.	626,088	63,917,324
		173,547,359
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	366,368	70,152,145

Interactive Media & Services - 6.0%
Alphabet, Inc., Class A*	2,559,376	230,497,403
Alphabet, Inc., Class C*	2,559,829	231,152,559
Meta Platforms, Inc., Class A*	1,227,059	214,661,701
		676,311,663
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	4,289,633	404,212,118
eBay, Inc.	296,410	13,605,219
JD.com, Inc., ADR	264,116	11,737,315
MercadoLibre, Inc.*	27,530	33,586,600
PDD Holdings, Inc., ADR*	255,389	22,405,277
		485,546,529
IT Services - 1.6%
Automatic Data Processing, Inc.	226,394	49,765,929
Cognizant Technology Solutions Corp., Class A	280,920	17,594,020
Fiserv, Inc.*	347,061	39,943,251
Paychex, Inc.	196,628	21,707,731
PayPal Holdings, Inc.*	621,034	45,708,102
		174,719,033
Life Sciences Tools & Services - 0.1%
Illumina, Inc.*	85,686	17,068,651

Machinery - 0.2%
PACCAR, Inc.	284,783	20,561,333

Media - 1.1%
Charter Communications, Inc., Class A*	85,160	31,305,667
Comcast Corp., Class A	2,354,217	87,506,246
Sirius XM Holdings, Inc.(b)	2,122,666	9,318,504
		128,130,417
Multiline Retail - 0.2%
Dollar Tree, Inc.*	120,966	17,573,940

Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy, Inc.	96,018	13,498,210

Pharmaceuticals - 0.2%
AstraZeneca plc, ADR	333,197	21,717,780

Professional Services - 0.3%
CoStar Group, Inc.*	222,481	15,720,507
Verisk Analytics, Inc.	85,170	14,573,439
		30,293,946
Road & Rail - 0.5%
CSX Corp.	1,147,455	34,985,903
Old Dominion Freight Line, Inc.	59,587	20,215,486
		55,201,389
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc.*	879,195	69,087,143
Analog Devices, Inc.	277,842	50,975,672
Applied Materials, Inc.	469,214	54,499,206
ASML Holding NV (Registered), NYRS	48,020	29,663,395
Broadcom, Inc.	220,191	130,857,309
Enphase Energy, Inc.*	74,507	15,685,959
GLOBALFOUNDRIES, Inc.*(b)	296,362	19,364,293
Intel Corp.	2,252,643	56,158,390
KLA Corp.	77,733	29,490,346

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Lam Research Corp.	74,833	36,369,586
Marvell Technology, Inc.	465,189	21,003,283
Microchip Technology, Inc.	300,589	24,356,727
Micron Technology, Inc.	592,809	34,276,216
NVIDIA Corp.	1,343,609	311,932,265
NXP Semiconductors NV	141,456	25,247,067
QUALCOMM, Inc.	611,306	75,514,630
Texas Instruments, Inc.	494,968	84,862,264
		1,069,343,751
Software - 10.3%
Adobe, Inc.*	253,700	82,186,115
ANSYS, Inc.*	47,503	14,422,386
Atlassian Corp., Class A*	80,680	13,258,144
Autodesk, Inc.*	117,681	23,382,038
Cadence Design Systems, Inc.*	149,797	28,901,833
Crowdstrike Holdings, Inc., Class A*	119,601	14,434,645
Datadog, Inc., Class A*	159,608	12,213,204
Fortinet, Inc.*	425,939	25,317,814
Intuit, Inc.	153,107	62,342,108
Microsoft Corp.	3,123,102	778,964,101
Palo Alto Networks, Inc.*	165,117	31,103,089
Synopsys, Inc.*	84,192	30,625,682
Workday, Inc., Class A*	110,487	20,492,024
Zoom Video Communications, Inc., Class A*	133,736	9,975,368
Zscaler, Inc.*	78,830	10,338,555
		1,157,957,106
Specialty Retail - 0.4%
O’Reilly Automotive, Inc.*	33,437	27,756,054
Ross Stores, Inc.	188,677	20,856,355
		48,612,409
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	5,380,510	793,140,979

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	66,585	20,588,082

Trading Companies & Distributors - 0.1%
Fastenal Co.	312,127	16,093,268

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.*	679,231	96,573,064

TOTAL COMMON STOCKS (Cost $7,477,034,917)		6,545,954,037

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $34,485,877)	34,485,877	34,485,877

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.6%

REPURCHASE AGREEMENTS(d) - 7.6%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $855,513,890
(Cost $855,407,706)	855,407,706	855,407,706

U.S. TREASURY OBLIGATIONS - 63.0%
U.S. Treasury Bills
3.31%, 3/2/2023(e)	700,000,000	699,915,062
4.53%, 3/7/2023(e)	300,000,000	299,779,488
4.20%, 3/9/2023(e)	460,000,000	459,541,661
4.19%, 3/14/2023(e)	600,000,000	599,028,972
3.93%, 3/16/2023(e)	700,000,000	698,692,603
4.46%, 3/21/2023(e)	150,000,000	149,626,229
3.84%, 3/23/2023(e)	500,000,000	498,678,855
4.23%, 3/30/2023(e)	250,000,000	249,122,447
4.50%, 4/4/2023(e)	200,000,000	199,143,086
4.15%, 4/6/2023(e)	175,000,000	174,227,550
3.71%, 4/20/2023(e)	1,125,000,000	1,117,837,496
4.62%, 5/9/2023(e)	100,000,000	99,115,778
4.42%, 5/18/2023(e)	500,000,000	494,954,375
4.59%, 6/8/2023(e)	200,000,000	197,439,062
4.64%, 6/15/2023(e)	250,000,000	246,554,815
4.84%, 6/20/2023(e)	200,000,000	197,058,500
4.90%, 6/27/2023(e)	50,000,000	49,210,466
4.70%, 7/13/2023(e)	375,000,000	368,376,772
5.03%, 8/24/2023(e)	200,000,000	195,222,740
4.68%, 9/7/2023(e)	100,000,000	97,543,722
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,093,907,059)		7,091,069,679

TOTAL SHORT-TERM INVESTMENTS (Cost $7,949,314,765)		7,946,477,385
Total Investments - 129.1% (Cost $15,460,835,559)		14,526,917,299
Liabilities in excess of other assets - (29.1%)		(3,278,780,271)
Net Assets - 100.0%		11,248,137,028

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,451,362,549.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $33,634,714, collateralized in the form of cash with a value of $34,485,877 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $34,485,877.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of February 28, 2023.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	4,418	3/17/2023	USD	$1,066,704,010	$83,067,790

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,381,860,812	11/6/2023	Bank of America NA	5.17%	NASDAQ-100 Index®	73,580,064
3,717,811,876	4/17/2023	Barclays Capital	5.17%	NASDAQ-100 Index®	(715,554,059)
3,391,554,719	5/8/2023	BNP Paribas SA	5.22%	NASDAQ-100 Index®	(1,767,560,407)
2,523,185,404	5/6/2024	Citibank NA	5.23%	NASDAQ-100 Index®	(136,092,025)
4,399,516,289	4/8/2024	Goldman Sachs International	5.27%	NASDAQ-100 Index®	(49,503,134)
1,729,922,791	5/8/2023	J.P. Morgan Securities	4.97%	NASDAQ-100 Index®	(1,039,017,545)
1,783,943,741	4/8/2024	Morgan Stanley & Co. International plc	5.12%	NASDAQ-100 Index®	(20,050,337)
2,305,512,042	11/6/2023	Societe Generale	5.42%	NASDAQ-100 Index®	(419,442,039)
2,900,513,192	3/6/2024	UBS AG	5.37%	NASDAQ-100 Index®	263,524,439
26,133,820,866					(3,810,115,043)
				Total Unrealized Appreciation	337,104,503
				Total Unrealized Depreciation	(4,147,219,546)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 84.3%

Aerospace & Defense - 0.9%
AAR Corp.*	2,423	131,787
Aerojet Rocketdyne Holdings, Inc.*	5,684	320,236
AeroVironment, Inc.*	1,766	151,417
AerSale Corp.*	1,492	29,631
Archer Aviation, Inc., Class A*	10,387	30,642
Astra Space, Inc.*(b)	11,070	6,310
Astronics Corp.*	1,812	27,615
Cadre Holdings, Inc.(b)	1,364	29,299
Ducommun, Inc.*	794	42,717
Kaman Corp.	2,010	52,260
Kratos Defense & Security Solutions, Inc.*	8,853	111,990
Maxar Technologies, Inc.	5,268	271,302
Momentus, Inc.*(b)	4,020	3,317
Moog, Inc., Class A	2,051	202,270
National Presto Industries, Inc.	368	25,256
Park Aerospace Corp.	1,403	23,037
Parsons Corp.*	2,412	108,612
Redwire Corp.*(b)	1,412	5,479
Rocket Lab USA, Inc.*	15,447	69,511
Terran Orbital Corp.*(b)	2,948	7,842
Triumph Group, Inc.*	4,587	57,888
V2X, Inc.*	862	39,971
Virgin Galactic Holdings, Inc.*(b)	17,359	99,641
		1,848,030
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,141	86,671
Atlas Air Worldwide Holdings, Inc.*	2,009	202,527
Forward Air Corp.	1,926	198,783
Hub Group, Inc., Class A*	2,311	211,988
Radiant Logistics, Inc.*	2,656	15,086
		715,055
Airlines - 0.3%
Allegiant Travel Co.*	1,129	115,779
Blade Air Mobility, Inc.*(b)	4,066	18,907
Frontier Group Holdings, Inc.*	2,671	31,411
Hawaiian Holdings, Inc.*	3,627	40,623
Joby Aviation, Inc.*(b)	18,456	86,743
SkyWest, Inc.*	3,575	68,175
Spirit Airlines, Inc.	7,816	143,189
Sun Country Airlines Holdings, Inc.*	2,372	47,559
Wheels Up Experience, Inc.*	11,556	12,827
		565,213
Auto Components - 1.2%
Adient plc*	6,800	290,496
American Axle & Manufacturing Holdings, Inc.*	8,096	71,245
Dana, Inc.	9,250	146,520
Dorman Products, Inc.*	1,888	175,641
Fox Factory Holding Corp.*	3,038	356,965
Gentherm, Inc.*	2,374	150,773
Goodyear Tire & Rubber Co. (The)*	20,100	228,336
Holley, Inc.*(b)	3,685	8,033
LCI Industries	1,780	200,802
Luminar Technologies, Inc.*(b)	17,991	161,019
Modine Manufacturing Co.*	3,565	87,022
Motorcar Parts of America, Inc.*	1,359	17,789
Patrick Industries, Inc.	1,548	112,772
Solid Power, Inc.*(b)	9,496	32,096
Standard Motor Products, Inc.	1,445	56,312
Stoneridge, Inc.*	1,888	44,953
Visteon Corp.*	1,993	332,911
XPEL, Inc.*(c)	1,541	102,954
		2,576,639
Automobiles - 0.1%
Canoo, Inc.*(b)	12,024	9,000
Cenntro Electric Group Ltd.*(b)	13,187	7,142
Faraday Future Intelligent Electric, Inc.*(b)	14,859	7,905
Fisker, Inc.*(b)	12,683	94,235
Lordstown Motors Corp.*(b)	12,631	13,136
Mullen Automotive, Inc.*(b)	23,663	5,490
Winnebago Industries, Inc.	2,134	135,637
Workhorse Group, Inc.*(b)	10,933	22,522
		295,067
Banks - 7.9%
1st Source Corp.	1,156	57,592
ACNB Corp.	595	22,039
Amalgamated Financial Corp.	1,265	29,791
Amerant Bancorp, Inc.	1,987	56,431
American National Bankshares, Inc.	744	25,036
Ameris Bancorp	4,743	227,047
Arrow Financial Corp.	1,014	30,907
Associated Banc-Corp.	10,691	247,497
Atlantic Union Bankshares Corp.	5,365	200,973
Banc of California, Inc.	3,775	66,251
BancFirst Corp.	1,408	127,072
Bancorp, Inc. (The)*	3,911	135,281
Bank First Corp.(b)	554	45,168
Bank of Marin Bancorp	1,123	32,567
Bank of NT Butterfield & Son Ltd. (The)	3,562	128,766
BankUnited, Inc.	5,576	197,502
Bankwell Financial Group, Inc.	403	12,163
Banner Corp.	2,448	154,175
Bar Harbor Bankshares	1,058	31,602
BayCom Corp.	877	18,005
BCB Bancorp, Inc.	1,029	17,853
Berkshire Hills Bancorp, Inc.	3,111	90,406
Blue Ridge Bankshares, Inc.	1,218	14,908
Brookline Bancorp, Inc.	5,382	69,751
Business First Bancshares, Inc.	1,688	35,178
Byline Bancorp, Inc.	1,760	43,384
Cadence Bank	12,994	345,121
Cambridge Bancorp	489	38,890
Camden National Corp.	1,030	42,384
Capital Bancorp, Inc.	644	13,080
Capital City Bank Group, Inc.	970	34,600
Capstar Financial Holdings, Inc.	1,458	25,223
Carter Bankshares, Inc.*	1,709	29,685
Cathay General Bancorp	5,158	221,381
Central Pacific Financial Corp.	1,915	42,953
Citizens & Northern Corp.	1,080	24,300
City Holding Co.(b)	1,053	103,405
Civista Bancshares, Inc.	1,102	23,506
CNB Financial Corp.	1,446	34,473
Coastal Financial Corp.*	748	34,520
Colony Bankcorp, Inc.	1,170	14,707
Community Bank System, Inc.	3,827	233,638

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Community Trust Bancorp, Inc.	1,124	48,051
ConnectOne Bancorp, Inc.	2,659	64,481
CrossFirst Bankshares, Inc.*	3,196	45,223
Customers Bancorp, Inc.*	2,187	67,360
CVB Financial Corp.(b)	9,552	228,579
Dime Community Bancshares, Inc.	2,337	71,606
Eagle Bancorp, Inc.	2,269	99,405
Eastern Bankshares, Inc.	11,173	175,193
Enterprise Bancorp, Inc.	668	23,641
Enterprise Financial Services Corp.	2,528	137,675
Equity Bancshares, Inc., Class A	1,088	32,705
Esquire Financial Holdings, Inc.	495	22,765
Farmers & Merchants Bancorp, Inc.	903	23,388
Farmers National Banc Corp.	2,252	32,091
FB Financial Corp.	2,561	96,524
Financial Institutions, Inc.	1,082	27,007
First Bancorp	2,529	104,928
First Bancorp	13,050	189,355
First Bancorp, Inc. (The)	696	20,379
First Bancshares, Inc. (The)	1,500	46,965
First Bank	1,111	15,143
First Busey Corp.	3,696	89,221
First Business Financial Services, Inc.	575	20,366
First Commonwealth Financial Corp.	6,691	107,123
First Community Bankshares, Inc.	1,132	35,341
First Financial Bancorp	6,677	164,521
First Financial Bankshares, Inc.(b)	9,311	341,527
First Financial Corp.	796	34,984
First Foundation, Inc.	3,664	55,216
First Guaranty Bancshares, Inc.	436	8,942
First Internet Bancorp	622	16,800
First Interstate BancSystem, Inc., Class A	6,400	227,456
First Merchants Corp.	4,101	167,813
First Mid Bancshares, Inc.	1,336	41,403
First of Long Island Corp. (The)	1,578	26,858
First Western Financial, Inc.*	565	14,617
Five Star Bancorp	902	24,643
Flushing Financial Corp.	2,037	39,640
Fulton Financial Corp.	11,617	199,812
FVCBankcorp, Inc.*	1,068	14,471
German American Bancorp, Inc.	1,983	77,932
Glacier Bancorp, Inc.	7,964	377,334
Great Southern Bancorp, Inc.	668	38,871
Guaranty Bancshares, Inc.	583	18,195
Hancock Whitney Corp.	6,176	303,365
Hanmi Financial Corp.	2,168	51,208
HarborOne Bancorp, Inc.	3,137	42,883
HBT Financial, Inc.	729	16,563
Heartland Financial USA, Inc.	2,944	145,551
Heritage Commerce Corp.	4,209	50,971
Heritage Financial Corp.	2,478	69,062
Hilltop Holdings, Inc.	3,570	118,417
Home BancShares, Inc.	13,469	324,603
HomeStreet, Inc.	1,288	32,496
HomeTrust Bancshares, Inc.	1,018	29,797
Hope Bancorp, Inc.	8,304	106,374
Horizon Bancorp, Inc.	2,887	43,940
Independent Bank Corp.	1,443	31,818
Independent Bank Corp.	3,282	261,510
Independent Bank Group, Inc.	2,565	150,976
International Bancshares Corp.	3,838	186,258
John Marshall Bancorp, Inc.	826	21,980
Lakeland Bancorp, Inc.	4,459	85,836
Lakeland Financial Corp.	1,758	125,908
Live Oak Bancshares, Inc.	2,345	81,043
Macatawa Bank Corp.	1,883	20,544
Mercantile Bank Corp.	1,104	38,187
Metrocity Bankshares, Inc.	1,339	27,008
Metropolitan Bank Holding Corp.*	737	41,132
Mid Penn Bancorp, Inc.	1,027	31,426
Midland States Bancorp, Inc.	1,518	39,529
MidWestOne Financial Group, Inc.	1,012	30,400
MVB Financial Corp.	733	20,004
National Bank Holdings Corp., Class A	2,093	84,746
NBT Bancorp, Inc.	2,996	121,608
Nicolet Bankshares, Inc.*	880	65,525
Northeast Bank	467	20,585
Northwest Bancshares, Inc.	8,706	120,317
OceanFirst Financial Corp.	4,159	98,651
OFG Bancorp	3,336	101,481
Old National Bancorp	21,011	371,264
Old Second Bancorp, Inc.	3,034	50,304
Origin Bancorp, Inc.	1,610	61,035
Orrstown Financial Services, Inc.	733	16,859
Pacific Premier Bancorp, Inc.	6,717	217,765
Park National Corp.	1,027	131,220
Parke Bancorp, Inc.	724	14,777
Pathward Financial, Inc.	2,058	104,979
PCB Bancorp	824	15,046
Peapack-Gladstone Financial Corp.	1,225	45,509
Peoples Bancorp, Inc.	1,993	62,002
Peoples Financial Services Corp.	501	24,825
Preferred Bank	954	67,162
Premier Financial Corp.	2,537	62,968
Primis Financial Corp.	1,586	18,572
QCR Holdings, Inc.	1,134	60,658
RBB Bancorp	1,047	20,689
Red River Bancshares, Inc.	313	15,841
Renasant Corp.	3,920	141,042
Republic Bancorp, Inc., Class A	625	27,813
Republic First Bancorp, Inc.*	4,032	8,064
S&T Bancorp, Inc.	2,797	104,216
Sandy Spring Bancorp, Inc.	3,132	103,199
Seacoast Banking Corp. of Florida	5,165	157,584
ServisFirst Bancshares, Inc.	3,594	265,776
Shore Bancshares, Inc.	1,275	21,751
Sierra Bancorp	985	19,907
Silvergate Capital Corp., Class A*(b)	2,247	31,256
Simmons First National Corp., Class A	8,714	193,712
SmartFinancial, Inc.	1,112	30,358
South Plains Financial, Inc.	699	18,377
Southern First Bancshares, Inc.*	544	21,896
Southside Bancshares, Inc.	2,191	83,674
SouthState Corp.	5,371	433,332
Stellar Bancorp, Inc.	3,208	93,834
Stock Yards Bancorp, Inc.	2,051	120,045
Summit Financial Group, Inc.	805	20,503
Texas Capital Bancshares, Inc.*	3,582	237,236
Third Coast Bancshares, Inc.*	915	16,882
Tompkins Financial Corp.	993	74,266
Towne Bank	4,825	146,342
TriCo Bancshares	2,236	112,940

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Triumph Financial, Inc.*	1,672	101,741
Trustmark Corp.	4,390	129,066
UMB Financial Corp.	3,152	285,760
United Bankshares, Inc.	9,354	381,363
United Community Banks, Inc.	7,616	252,166
Unity Bancorp, Inc.	504	13,311
Univest Financial Corp.	2,066	58,261
USCB Financial Holdings, Inc.*	773	9,825
Valley National Bancorp	30,861	357,370
Veritex Holdings, Inc.	3,757	100,162
Washington Federal, Inc.	4,643	162,830
Washington Trust Bancorp, Inc.	1,224	51,408
WesBanco, Inc.	4,104	148,360
West Bancorp, Inc.	1,163	24,493
Westamerica Bancorp	1,868	102,964
		16,261,023
Beverages - 0.5%
Celsius Holdings, Inc.*	3,980	361,384
Coca-Cola Consolidated, Inc.	336	187,102
Duckhorn Portfolio, Inc. (The)*	3,007	45,857
MGP Ingredients, Inc.	1,004	101,846
National Beverage Corp.*	1,693	78,978
Primo Water Corp.	11,288	174,738
Vintage Wine Estates, Inc.*(b)	2,322	3,553
Vita Coco Co., Inc. (The)*	1,998	33,786
		987,244
Biotechnology - 5.8%
2seventy bio, Inc.*	2,678	36,126
4D Molecular Therapeutics, Inc.*	2,150	41,366
Aadi Bioscience, Inc.*	1,037	11,169
Absci Corp.*	3,743	7,935
ACADIA Pharmaceuticals, Inc.*	8,610	178,141
Adicet Bio, Inc.*	2,172	17,115
ADMA Biologics, Inc.*	13,311	47,254
Aerovate Therapeutics, Inc.*	656	16,118
Affimed NV*	10,426	9,479
Agenus, Inc.*	21,821	44,951
Agios Pharmaceuticals, Inc.*	3,909	98,937
Akero Therapeutics, Inc.*	2,496	113,593
Alector, Inc.*	4,453	38,029
Alkermes plc*	11,679	312,296
Allogene Therapeutics, Inc.*	5,707	36,239
Allovir, Inc.*	2,226	15,026
Alpine Immune Sciences, Inc.*	1,622	12,927
ALX Oncology Holdings, Inc.*	1,535	10,162
Amicus Therapeutics, Inc.*	19,752	260,529
AnaptysBio, Inc.*	1,451	36,130
Anavex Life Sciences Corp.*(b)	4,951	47,134
Anika Therapeutics, Inc.*	1,044	33,095
Apellis Pharmaceuticals, Inc.*	6,718	439,895
Arbutus Biopharma Corp.*	8,139	22,626
Arcellx, Inc.*	2,117	59,297
Arcturus Therapeutics Holdings, Inc.*	1,655	26,894
Arcus Biosciences, Inc.*	3,681	67,031
Arcutis Biotherapeutics, Inc.*	2,971	48,071
Arrowhead Pharmaceuticals, Inc.*	7,373	238,148
Atara Biotherapeutics, Inc.*	6,643	26,904
Aura Biosciences, Inc.*	1,313	13,117
Aurinia Pharmaceuticals, Inc.*	9,610	87,355
Avid Bioservices, Inc.*	4,376	72,029
Avidity Biosciences, Inc.*	3,833	90,842
Beam Therapeutics, Inc.*	4,552	183,173
BioCryst Pharmaceuticals, Inc.*	13,286	117,581
Biohaven Ltd.*	4,530	69,218
Bioxcel Therapeutics, Inc.*(b)	1,369	43,699
Bluebird Bio, Inc.*	5,946	30,919
Blueprint Medicines Corp.*	4,280	181,344
Bridgebio Pharma, Inc.*	7,584	86,609
C4 Therapeutics, Inc.*	3,012	15,873
CareDx, Inc.*	3,649	61,376
Caribou Biosciences, Inc.*	4,018	24,470
Catalyst Pharmaceuticals, Inc.*	6,948	106,027
Celldex Therapeutics, Inc.*	3,282	140,437
Celularity, Inc., Class A*(b)	4,550	3,121
Century Therapeutics, Inc.*(b)	1,442	6,503
Cerevel Therapeutics Holdings, Inc.*	4,103	109,509
Chimerix, Inc.*	6,032	9,531
Chinook Therapeutics, Inc.*	3,632	79,250
Cogent Biosciences, Inc.*	4,587	60,686
Coherus Biosciences, Inc.*	5,275	35,712
Crinetics Pharmaceuticals, Inc.*	3,768	74,004
CTI BioPharma Corp.*(b)	7,172	39,159
Cullinan Oncology, Inc.*	2,176	24,567
Cytokinetics, Inc.*	5,881	255,000
Day One Biopharmaceuticals, Inc.*	1,983	36,527
Deciphera Pharmaceuticals, Inc.*	3,294	47,763
Denali Therapeutics, Inc.*	7,797	211,689
Design Therapeutics, Inc.*	2,427	17,159
Dynavax Technologies Corp.*	8,560	88,168
Dyne Therapeutics, Inc.*	2,267	29,199
Eagle Pharmaceuticals, Inc.*	732	20,496
Editas Medicine, Inc.*	4,946	44,712
Eiger BioPharmaceuticals, Inc.*	2,986	5,614
Emergent BioSolutions, Inc.*	3,607	44,655
Enanta Pharmaceuticals, Inc.*	1,402	67,997
Enochian Biosciences, Inc.*(b)	1,415	1,457
EQRx, Inc.*	14,401	32,546
Erasca, Inc.*(b)	4,645	16,722
Fate Therapeutics, Inc.*	5,953	36,432
FibroGen, Inc.*	6,264	139,061
Foghorn Therapeutics, Inc.*(b)	1,439	8,245
Gelesis Holdings, Inc.*	1,282	346
Generation Bio Co.*	3,444	13,638
Geron Corp.*	26,019	72,333
Gossamer Bio, Inc.*(b)	4,513	7,808
GreenLight Biosciences Holdings PBC*	6,402	3,073
Halozyme Therapeutics, Inc.*	9,541	457,873
Heron Therapeutics, Inc.*(b)	7,373	17,474
HilleVax, Inc.*(b)	1,251	21,079
Humacyte, Inc.*(b)	4,212	12,889
Icosavax, Inc.*(b)	1,591	13,014
Ideaya Biosciences, Inc.*	3,171	55,968
IGM Biosciences, Inc.*	758	15,933
ImmunityBio, Inc.*(b)	5,866	14,313
ImmunoGen, Inc.*	15,380	59,674
Immunovant, Inc.*	3,186	55,659
Inhibrx, Inc.*	2,333	56,132
Inovio Pharmaceuticals, Inc.*(b)	17,709	22,313
Insmed, Inc.*	9,682	197,319
Instil Bio, Inc.*	4,985	3,874
Intellia Therapeutics, Inc.*	6,088	244,555
Intercept Pharmaceuticals, Inc.*	1,751	35,335
Invivyd, Inc.*	3,680	6,403
Iovance Biotherapeutics, Inc.*	10,800	78,732
Ironwood Pharmaceuticals, Inc.*	9,791	110,345

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
iTeos Therapeutics, Inc.*	1,686	29,859
IVERIC bio, Inc.*	9,637	200,257
Janux Therapeutics, Inc.*	1,229	20,438
Jounce Therapeutics, Inc.*	3,020	3,382
KalVista Pharmaceuticals, Inc.*	1,752	12,842
Karuna Therapeutics, Inc.*	2,166	431,944
Karyopharm Therapeutics, Inc.*	5,577	16,843
Keros Therapeutics, Inc.*	1,376	73,231
Kezar Life Sciences, Inc.*	3,770	23,713
Kiniksa Pharmaceuticals Ltd., Class A*	2,233	28,716
Kinnate Biopharma, Inc.*	2,091	11,041
Kodiak Sciences, Inc.*	2,388	15,522
Kronos Bio, Inc.*	2,914	5,070
Krystal Biotech, Inc.*	1,529	125,240
Kura Oncology, Inc.*	4,654	55,476
Kymera Therapeutics, Inc.*	2,704	84,852
Lexicon Pharmaceuticals, Inc.*	5,967	13,426
Lyell Immunopharma, Inc.*(b)	12,394	26,647
MacroGenics, Inc.*	4,318	26,297
Madrigal Pharmaceuticals, Inc.*	912	247,161
MannKind Corp.*	18,234	96,276
MeiraGTx Holdings plc*	2,164	16,706
Mersana Therapeutics, Inc.*	6,628	40,166
MiMedx Group, Inc.*	8,081	38,870
Mirum Pharmaceuticals, Inc.*	1,319	31,010
Monte Rosa Therapeutics, Inc.*(b)	2,129	12,944
Morphic Holding, Inc.*	1,843	78,364
Myriad Genetics, Inc.*	5,696	107,768
Nkarta, Inc.*	2,347	9,857
Nurix Therapeutics, Inc.*	3,326	31,364
Nuvalent, Inc., Class A*(b)	1,443	43,708
Ocugen, Inc.*(b)	15,563	15,504
Organogenesis Holdings, Inc.*	5,084	12,456
Outlook Therapeutics, Inc.*(b)	8,486	9,250
Pardes Biosciences, Inc.*	2,461	3,470
PepGen, Inc.*(b)	1,077	16,446
PMV Pharmaceuticals, Inc.*	2,638	19,020
Point Biopharma Global, Inc.*(b)	6,122	45,854
Praxis Precision Medicines, Inc.*	2,806	8,600
Precigen, Inc.*	7,232	9,112
Prime Medicine, Inc.*(b)	745	12,240
Prometheus Biosciences, Inc.*	2,493	305,118
Protagonist Therapeutics, Inc.*	3,332	54,045
Prothena Corp. plc*	2,626	146,426
PTC Therapeutics, Inc.*	5,032	219,747
Rallybio Corp.*(b)	1,319	10,381
RAPT Therapeutics, Inc.*	1,884	55,484
Recursion Pharmaceuticals, Inc., Class A*	9,790	79,789
REGENXBIO, Inc.*	2,876	63,991
Relay Therapeutics, Inc.*	6,096	98,450
Replimune Group, Inc.*	2,909	63,707
REVOLUTION Medicines, Inc.*	5,399	144,477
Rigel Pharmaceuticals, Inc.*	12,362	18,667
Rocket Pharmaceuticals, Inc.*	3,850	73,959
Sage Therapeutics, Inc.*	3,731	155,359
Sana Biotechnology, Inc.*(b)	6,367	23,367
Sangamo Therapeutics, Inc.*	9,586	29,237
Seres Therapeutics, Inc.*	5,047	25,487
SpringWorks Therapeutics, Inc.*	2,581	82,334
Stoke Therapeutics, Inc.*	1,609	14,304
Sutro Biopharma, Inc.*	3,862	21,782
Syndax Pharmaceuticals, Inc.*	3,811	96,609
Talaris Therapeutics, Inc.*	1,654	3,209
Tango Therapeutics, Inc.*	3,341	17,473
Tenaya Therapeutics, Inc.*	2,004	6,152
TG Therapeutics, Inc.*	9,534	152,735
Travere Therapeutics, Inc.*	4,407	97,659
Twist Bioscience Corp.*	4,020	78,229
Tyra Biosciences, Inc.*(b)	950	12,550
Vanda Pharmaceuticals, Inc.*	3,953	25,457
Vaxart, Inc.*(b)	9,213	7,181
Vaxcyte, Inc.*	5,135	210,381
VBI Vaccines, Inc.*(b)	13,812	6,630
Vera Therapeutics, Inc.*	1,024	7,608
Veracyte, Inc.*	5,130	126,249
Vericel Corp.*	3,379	102,755
Verve Therapeutics, Inc.*(b)	3,349	63,631
Vir Biotechnology, Inc.*	5,194	118,423
Viridian Therapeutics, Inc.*	2,709	88,747
VistaGen Therapeutics, Inc.*(b)	14,826	2,603
Xencor, Inc.*	4,110	132,054
Y-mAbs Therapeutics, Inc.*	2,629	9,990
Zentalis Pharmaceuticals, Inc.*	3,361	63,624
		12,025,254
Building Products - 1.2%
AAON, Inc.	3,144	285,978
American Woodmark Corp.*	1,181	60,207
Apogee Enterprises, Inc.	1,591	72,804
AZZ, Inc.	1,758	71,463
Caesarstone Ltd.	1,622	9,440
CSW Industrials, Inc.	1,046	148,072
Gibraltar Industries, Inc.*	2,229	119,051
Griffon Corp.	3,301	120,387
Insteel Industries, Inc.	1,341	39,895
Janus International Group, Inc.*	5,848	60,761
JELD-WEN Holding, Inc.*	5,975	78,571
Masonite International Corp.*	1,594	141,547
PGT Innovations, Inc.*	4,140	87,561
Quanex Building Products Corp.	2,372	61,553
Resideo Technologies, Inc.*	10,358	189,966
Simpson Manufacturing Co., Inc.	3,065	330,591
UFP Industries, Inc.	4,284	366,411
View, Inc.*(b)	8,176	5,192
Zurn Elkay Water Solutions Corp.	8,898	204,654
		2,454,104
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	4,306	141,969
AssetMark Financial Holdings, Inc.*	1,542	48,265
Associated Capital Group, Inc., Class A	120	4,322
Avantax, Inc.*	3,411	97,520
B Riley Financial, Inc.(b)	1,487	59,153
Bakkt Holdings, Inc.*(b)	4,188	6,114
BGC Partners, Inc., Class A	22,588	109,778
Brightsphere Investment Group, Inc.	2,316	58,062
Cohen & Steers, Inc.	1,822	131,840
Diamond Hill Investment Group, Inc.	205	35,793
Donnelley Financial Solutions, Inc.*	1,816	76,835
Federated Hermes, Inc., Class B	6,115	240,625
Fidus Investment Corp.	1	14

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Focus Financial Partners, Inc., Class A*	4,157	215,582
GCM Grosvenor, Inc., Class A	2,945	24,237
Hamilton Lane, Inc., Class A	2,575	200,335
Houlihan Lokey, Inc.	3,583	342,893
MarketWise, Inc.*	1,221	2,405
Moelis & Co., Class A	4,567	195,605
Open Lending Corp., Class A*	7,557	53,504
Oppenheimer Holdings, Inc., Class A	565	24,911
Perella Weinberg Partners	2,645	26,741
Piper Sandler Cos.	1,244	187,832
PJT Partners, Inc., Class A	1,693	133,544
Sculptor Capital Management, Inc.	1,837	16,478
Silvercrest Asset Management Group, Inc., Class A	691	12,293
StepStone Group, Inc., Class A	3,895	111,397
StoneX Group, Inc.*	1,232	124,222
Value Line, Inc.	67	3,367
Victory Capital Holdings, Inc., Class A	1,180	40,073
Virtus Investment Partners, Inc.	497	104,584
WisdomTree, Inc.	9,759	58,261
		2,888,554
Chemicals - 1.8%
AdvanSix, Inc.	1,911	78,638
American Vanguard Corp.	2,010	41,949
Amyris, Inc.*(b)	14,346	17,932
Aspen Aerogels, Inc.*	2,229	24,185
Avient Corp.	6,522	284,555
Balchem Corp.	2,283	296,790
Cabot Corp.	3,984	316,848
Chase Corp.	541	52,986
Danimer Scientific, Inc.*(b)	6,492	16,749
Diversey Holdings Ltd.*	5,597	33,078
Ecovyst, Inc.*	5,186	52,067
FutureFuel Corp.	1,852	16,205
Hawkins, Inc.	1,389	56,491
HB Fuller Co.	3,803	265,297
Ingevity Corp.*	2,687	221,839
Innospec, Inc.	1,773	194,073
Intrepid Potash, Inc.*	800	25,336
Koppers Holdings, Inc.	1,456	52,256
Kronos Worldwide, Inc.	1,586	17,906
Livent Corp.*	11,609	272,231
LSB Industries, Inc.*	5,295	71,959
Mativ Holdings, Inc.	3,896	100,945
Minerals Technologies, Inc.	2,322	141,061
Origin Materials, Inc.*	7,525	36,120
Orion Engineered Carbons SA	4,333	110,491
Perimeter Solutions SA*	8,408	71,972
PureCycle Technologies, Inc.*(b)	7,612	48,565
Quaker Chemical Corp.	972	190,298
Rayonier Advanced Materials, Inc.*	4,424	36,277
Sensient Technologies Corp.	3,003	226,396
Stepan Co.	1,529	159,154
Trinseo plc	2,506	58,089
Tronox Holdings plc	8,380	130,728
Valhi, Inc.	171	4,051
		3,723,517
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	4,752	230,044
ACCO Brands Corp.	6,591	37,371
ACV Auctions, Inc., Class A*	8,441	103,318
Aris Water Solutions, Inc., Class A	1,577	22,330
Brady Corp., Class A	3,268	180,263
BrightView Holdings, Inc.*	3,181	20,104
Brink’s Co. (The)	3,247	211,867
Casella Waste Systems, Inc., Class A*	3,576	278,284
Cimpress plc*	1,263	44,357
CompX International, Inc.	112	2,100
CoreCivic, Inc., REIT*	8,179	79,418
Deluxe Corp.	3,100	57,164
Ennis, Inc.	1,821	39,607
GEO Group, Inc. (The)*	8,482	74,302
Harsco Corp.*	5,626	47,596
Healthcare Services Group, Inc.	5,308	70,437
Heritage-Crystal Clean, Inc.*	1,124	40,441
HNI Corp.	2,951	92,219
Interface, Inc.	4,112	36,268
KAR Auction Services, Inc.*	7,741	110,619
Kimball International, Inc., Class B	2,592	17,911
Li-Cycle Holdings Corp.*(b)	9,791	59,333
Liquidity Services, Inc.*	1,748	22,130
Matthews International Corp., Class A	2,141	81,701
MillerKnoll, Inc.	5,445	129,972
Montrose Environmental Group, Inc.*	1,968	95,822
NL Industries, Inc.	600	4,362
Pitney Bowes, Inc.	12,403	53,829
Quad/Graphics, Inc.*	2,323	11,359
SP Plus Corp.*	1,443	49,091
Steelcase, Inc., Class A	6,234	49,062
UniFirst Corp.	1,072	210,251
Viad Corp.*	1,457	37,459
VSE Corp.	761	43,689
		2,644,080
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	5,494	95,870
Aviat Networks, Inc.*	805	28,602
Calix, Inc.*	4,118	210,636
Cambium Networks Corp.*	822	16,497
Casa Systems, Inc.*	2,533	9,169
Clearfield, Inc.*	826	51,782
CommScope Holding Co., Inc.*	14,690	106,355
Comtech Telecommunications Corp.	1,854	29,645
Digi International, Inc.*	2,447	81,656
DZS, Inc.*	1,261	13,367
Extreme Networks, Inc.*	9,183	171,906
Harmonic, Inc.*	6,593	86,962
Infinera Corp.*(b)	13,845	97,884
Inseego Corp.*	6,176	5,531
NETGEAR, Inc.*	2,029	36,725
NetScout Systems, Inc.*	4,947	140,693
Ondas Holdings, Inc.*(b)	2,551	4,796
Ribbon Communications, Inc.*	5,179	23,098
Viavi Solutions, Inc.*	16,303	178,355
		1,389,529
Construction & Engineering - 1.4%
Ameresco, Inc., Class A*	2,279	100,162
API Group Corp.*	14,823	348,192
Arcosa, Inc.	3,471	210,343
Argan, Inc.	939	36,490
Comfort Systems USA, Inc.	2,539	369,272

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Concrete Pumping Holdings, Inc.*	1,882	14,698
Construction Partners, Inc., Class A*	2,857	77,282
Dycom Industries, Inc.*	2,068	174,146
EMCOR Group, Inc.	3,383	565,705
Fluor Corp.*	10,195	373,851
Granite Construction, Inc.(b)	3,169	136,901
Great Lakes Dredge & Dock Corp.*	4,682	26,851
IES Holdings, Inc.*	624	26,245
MYR Group, Inc.*	1,173	141,476
Northwest Pipe Co.*	699	26,912
Primoris Services Corp.	3,800	104,500
Sterling Infrastructure, Inc.*	2,097	80,651
Tutor Perini Corp.*	3,012	24,427
		2,838,104
Construction Materials - 0.1%
Summit Materials, Inc., Class A*	8,518	251,622
United States Lime & Minerals, Inc.	146	23,550
		275,172
Consumer Finance - 0.6%
Atlanticus Holdings Corp.*	301	9,647
Bread Financial Holdings, Inc.	3,584	147,195
Consumer Portfolio Services, Inc.*(b)	682	7,543
Curo Group Holdings Corp.	1,574	4,596
Encore Capital Group, Inc.*	1,661	85,840
Enova International, Inc.*	2,204	107,445
EZCORP, Inc., Class A*	3,579	31,567
FirstCash Holdings, Inc.	2,698	238,099
Green Dot Corp., Class A*	3,368	63,756
LendingClub Corp.*	7,457	70,096
LendingTree, Inc.*	751	24,730
Moneylion, Inc.*	10,448	6,988
Navient Corp.	7,630	137,721
Nelnet, Inc., Class A	1,044	98,000
NerdWallet, Inc., Class A*	1,862	38,432
Oportun Financial Corp.*	2,015	12,171
OppFi, Inc.*	990	2,089
PRA Group, Inc.*	2,760	117,466
PROG Holdings, Inc.*	3,581	88,522
Regional Management Corp.	552	17,399
Sunlight Financial Holdings, Inc.*	1,712	2,243
World Acceptance Corp.*	279	26,047
		1,337,592
Containers & Packaging - 0.3%
Cryptyde, Inc.*	1,423	244
Greif, Inc., Class A	1,781	126,540
Greif, Inc., Class B	387	31,842
Myers Industries, Inc.	2,601	67,210
O-I Glass, Inc.*	11,150	247,753
Pactiv Evergreen, Inc.	3,097	33,479
Ranpak Holdings Corp.*	3,113	19,612
TriMas Corp.	2,999	89,940
		616,620
Distributors - 0.0%(d)
Funko, Inc., Class A*	2,281	24,658
Weyco Group, Inc.	424	11,236
		35,894
Diversified Consumer Services - 0.8%
2U, Inc.*	5,433	48,680
Adtalem Global Education, Inc.*	3,214	125,732
American Public Education, Inc.*	1,344	14,838
Beachbody Co., Inc. (The)*(b)	7,497	4,839
Carriage Services, Inc.	953	32,326
Chegg, Inc.*	8,908	141,548
Coursera, Inc.*	8,175	92,132
Duolingo, Inc.*	1,687	153,163
European Wax Center, Inc., Class A	1,746	32,231
Frontdoor, Inc.*	5,929	167,494
Graham Holdings Co., Class B	266	166,691
Laureate Education, Inc., Class A	9,629	114,200
Nerdy, Inc.*	4,000	10,040
OneSpaWorld Holdings Ltd.*	4,754	55,099
Perdoceo Education Corp.*	4,818	66,416
Rover Group, Inc.*	6,703	28,018
Strategic Education, Inc.	1,627	138,702
Stride, Inc.*	2,908	123,503
Udemy, Inc.*	5,231	49,381
Universal Technical Institute, Inc.*	2,371	17,213
Vivint Smart Home, Inc.*	6,799	76,421
WW International, Inc.*	3,886	14,223
		1,672,890
Diversified Financial Services - 0.3%
Alerus Financial Corp.	1,086	21,720
A-Mark Precious Metals, Inc.	1,316	38,572
Banco Latinoamericano de Comercio Exterior SA, Class E	1,971	36,069
Cannae Holdings, Inc.*	4,972	112,268
Compass Diversified Holdings	4,440	96,659
Jackson Financial, Inc., Class A	5,359	243,191
SWK Holdings Corp.*(b)	257	4,819
		553,298
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*	1,319	39,834
ATN International, Inc.	785	33,009
Bandwidth, Inc., Class A*	1,662	26,426
Charge Enterprises, Inc.*(b)	9,320	10,531
Cogent Communications Holdings, Inc.	3,082	199,529
Consolidated Communications Holdings, Inc.*	5,323	16,129
EchoStar Corp., Class A*	2,410	48,103
Globalstar, Inc.*	49,007	62,729
IDT Corp., Class B*	1,112	33,816
Iridium Communications, Inc.*	8,956	549,630
Liberty Latin America Ltd., Class A*	2,739	24,158
Liberty Latin America Ltd., Class C*	10,457	91,812
Ooma, Inc.*	1,642	21,494
Radius Global Infrastructure, Inc.*	5,495	74,897
		1,232,097
Electric Utilities - 0.6%
ALLETE, Inc.	4,106	251,246
MGE Energy, Inc.	2,608	184,594
Otter Tail Corp.	2,947	208,913
PNM Resources, Inc.	6,122	299,978
Portland General Electric Co.	6,410	306,398
Via Renewables, Inc.(b)	881	5,163
		1,256,292
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	958	41,347
Array Technologies, Inc.*	10,802	202,429
Atkore, Inc.*	2,953	431,197

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Babcock & Wilcox Enterprises, Inc.*	4,353	28,251
Blink Charging Co.*(b)	2,565	23,213
Bloom Energy Corp., Class A*	12,885	279,476
Encore Wire Corp.	1,269	244,930
Energy Vault Holdings, Inc.*(b)	5,872	19,612
EnerSys	2,924	265,178
Enovix Corp.*(b)	7,795	71,870
ESS Tech, Inc.*(b)	5,780	10,520
Fluence Energy, Inc.*(b)	2,574	48,057
FTC Solar, Inc.*(b)	3,073	9,434
FuelCell Energy, Inc.*	29,271	97,765
GrafTech International Ltd.	13,883	78,439
Heliogen, Inc.*	6,511	2,018
NuScale Power Corp.*(b)	2,246	23,246
Powell Industries, Inc.	653	28,961
Preformed Line Products Co.	180	16,050
Shoals Technologies Group, Inc., Class A*	9,897	242,872
Stem, Inc.*	10,325	84,252
SunPower Corp.*	5,861	88,032
Thermon Group Holdings, Inc.*	2,374	62,792
TPI Composites, Inc.*	2,619	30,276
Vicor Corp.*	1,576	74,072
		2,504,289
Electronic Equipment, Instruments & Components - 2.0%
908 Devices, Inc.*(b)	1,564	14,076
Advanced Energy Industries, Inc.	2,691	250,478
Aeva Technologies, Inc.*	6,941	12,424
AEye, Inc.*(b)	7,317	4,322
Akoustis Technologies, Inc.*(b)	3,812	14,257
Arlo Technologies, Inc.*	6,220	23,636
Badger Meter, Inc.	2,096	254,916
Belden, Inc.	3,041	256,600
Benchmark Electronics, Inc.	2,501	59,499
Cepton, Inc.*	3,383	3,518
CTS Corp.	2,270	98,314
ePlus, Inc.*	1,897	102,760
Evolv Technologies Holdings, Inc.*	6,023	16,563
Fabrinet*	2,645	322,346
FARO Technologies, Inc.*	1,349	36,693
Focus Universal, Inc.*(b)	1,267	6,398
Identiv, Inc.*	1,579	11,085
Insight Enterprises, Inc.*	2,247	300,918
Itron, Inc.*	3,231	180,193
Kimball Electronics, Inc.*	1,716	42,917
Knowles Corp.*	6,416	108,944
Lightwave Logic, Inc.*(b)	8,092	47,743
Methode Electronics, Inc.	2,597	126,552
MicroVision, Inc.*(b)	11,860	30,362
Mirion Technologies, Inc.*	9,811	89,084
Napco Security Technologies, Inc.*	2,103	66,455
nLight, Inc.*	3,181	35,945
Novanta, Inc.*	2,547	399,650
OSI Systems, Inc.*	1,149	106,340
Ouster, Inc.*(b)	22,665	27,198
PAR Technology Corp.*	1,896	64,748
PC Connection, Inc.	807	35,347
Plexus Corp.*	1,967	188,616
Rogers Corp.*	1,347	198,278
Sanmina Corp.*	4,085	246,979
ScanSource, Inc.*	1,809	56,405
SmartRent, Inc.*(b)	8,686	22,497
TTM Technologies, Inc.*	7,260	96,485
Vishay Intertechnology, Inc.	9,302	197,481
Vishay Precision Group, Inc.*	889	38,760
		4,195,782
Energy Equipment & Services - 1.8%
Archrock, Inc.	9,697	107,346
Borr Drilling Ltd.*	14,433	104,351
Bristow Group, Inc.*	1,673	45,573
Cactus, Inc., Class A	4,225	194,139
ChampionX Corp.	14,346	438,557
Diamond Offshore Drilling, Inc.*	7,249	86,118
DMC Global, Inc.*	1,348	36,086
Dril-Quip, Inc.*	2,401	82,234
Expro Group Holdings NV*	5,552	126,197
Helix Energy Solutions Group, Inc.*	10,244	84,820
Helmerich & Payne, Inc.	7,365	309,919
Liberty Energy, Inc., Class A	9,973	152,088
Nabors Industries Ltd.*	648	97,401
National Energy Services Reunited Corp.*	2,733	17,655
Newpark Resources, Inc.*	6,177	27,364
NexTier Oilfield Solutions, Inc.*	12,582	114,874
Noble Corp. plc*	6,039	251,766
Oceaneering International, Inc.*	7,164	149,656
Oil States International, Inc.*	4,509	41,167
Patterson-UTI Energy, Inc.	15,370	210,569
ProFrac Holding Corp., Class A*	1,677	32,081
ProPetro Holding Corp.*	6,257	55,124
RPC, Inc.	5,325	46,700
Select Energy Services, Inc., Class A	5,117	37,968
Solaris Oilfield Infrastructure, Inc., Class A	2,261	20,191
TETRA Technologies, Inc.*	8,918	31,748
Tidewater, Inc.*	3,334	162,833
US Silica Holdings, Inc.*	5,307	64,427
Valaris Ltd.*	4,365	293,546
Weatherford International plc*	5,064	337,364
		3,759,862
Entertainment - 0.3%
Cinemark Holdings, Inc.*	7,808	106,267
IMAX Corp.*	3,370	62,143
Liberty Media Corp.-Liberty Braves, Class A*	717	24,557
Liberty Media Corp.-Liberty Braves, Class C*	2,699	90,335
Lions Gate Entertainment Corp., Class A*	4,177	44,318
Lions Gate Entertainment Corp., Class B*	8,272	82,306
Madison Square Garden Entertainment Corp.*	1,869	113,131
Marcus Corp. (The)(b)	1,706	27,450
Playstudios, Inc.*	5,678	21,122
Reservoir Media, Inc.*(b)	1,465	9,903
Skillz, Inc.*	22,513	14,082
Vivid Seats, Inc., Class A*(b)	1,836	14,082
		609,696
Equity Real Estate Investment Trusts (REITs) - 4.8%
Acadia Realty Trust	6,675	97,255
Agree Realty Corp.	6,270	443,791
Alexander & Baldwin, Inc.	5,189	96,879
Alexander’s, Inc.	152	33,274

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
American Assets Trust, Inc.	3,536	89,213
Apartment Investment and Management Co., Class A	10,728	80,460
Apple Hospitality REIT, Inc.	15,412	254,452
Armada Hoffler Properties, Inc.	4,807	61,626
Ashford Hospitality Trust, Inc.*	2,463	12,192
Bluerock Homes Trust, Inc.*	273	5,867
Braemar Hotels & Resorts, Inc.	4,904	22,853
Brandywine Realty Trust	12,159	71,617
Broadstone Net Lease, Inc.	12,397	220,047
BRT Apartments Corp.	862	18,249
CareTrust REIT, Inc.	6,920	136,116
CBL & Associates Properties, Inc.(b)	1,907	48,724
Centerspace	1,079	67,556
Chatham Lodging Trust	3,434	41,929
City Office REIT, Inc.	2,788	23,586
Clipper Realty, Inc.	857	5,699
Community Healthcare Trust, Inc.	1,700	65,858
Corporate Office Properties Trust	8,071	205,246
CTO Realty Growth, Inc.	1,323	23,258
DiamondRock Hospitality Co.	15,025	131,018
Diversified Healthcare Trust	17,040	16,699
Easterly Government Properties, Inc.	6,532	98,633
Elme Communities	6,262	116,536
Empire State Realty Trust, Inc., Class A	9,529	69,466
Equity Commonwealth	7,507	159,374
Essential Properties Realty Trust, Inc.	10,071	259,429
Farmland Partners, Inc.	3,575	38,324
Four Corners Property Trust, Inc.	5,995	162,764
Franklin Street Properties Corp.	7,076	17,124
Getty Realty Corp.	3,021	103,711
Gladstone Commercial Corp.	2,806	38,386
Gladstone Land Corp.	2,308	40,621
Global Medical REIT, Inc.	4,374	44,002
Global Net Lease, Inc.	7,465	105,406
Hersha Hospitality Trust, Class A	2,248	18,793
Independence Realty Trust, Inc.	16,092	291,104
Indus Realty Trust, Inc.	382	25,414
Industrial Logistics Properties Trust	4,657	19,094
Innovative Industrial Properties, Inc.	1,990	175,936
InvenTrust Properties Corp.	4,854	117,418
iStar, Inc.	4,965	38,231
Kite Realty Group Trust	15,608	339,006
LTC Properties, Inc.	2,864	102,588
LXP Industrial Trust	19,497	203,354
Macerich Co. (The)	15,430	184,389
National Health Investors, Inc.	2,993	164,615
Necessity Retail REIT, Inc. (The)	9,573	65,671
NETSTREIT Corp.(b)	3,947	79,690
NexPoint Residential Trust, Inc.	1,634	79,135
Office Properties Income Trust	3,433	56,439
One Liberty Properties, Inc.	1,169	26,478
Orion Office REIT, Inc.	4,086	34,976
Outfront Media, Inc.	10,491	183,068
Paramount Group, Inc.	13,416	70,702
Pebblebrook Hotel Trust	9,304	132,768
Phillips Edison & Co., Inc.	8,393	286,117
Physicians Realty Trust	16,330	242,174
Piedmont Office Realty Trust, Inc., Class A	8,807	80,584
Plymouth Industrial REIT, Inc.	2,699	58,379
Postal Realty Trust, Inc., Class A	1,285	18,800
PotlatchDeltic Corp.	5,700	263,112
Retail Opportunity Investments Corp.	8,639	122,933
RLJ Lodging Trust	11,490	130,297
RPT Realty	6,052	64,877
Ryman Hospitality Properties, Inc.	3,856	357,721
Sabra Health Care REIT, Inc.	16,536	196,944
Safehold, Inc.	1,927	57,579
Saul Centers, Inc.	845	33,225
Service Properties Trust	11,768	129,213
SITE Centers Corp.	13,952	186,538
STAG Industrial, Inc.	12,925	434,797
Summit Hotel Properties, Inc.	7,503	55,522
Sunstone Hotel Investors, Inc.	15,198	160,643
Tanger Factory Outlet Centers, Inc.	7,264	137,217
Terreno Realty Corp.	5,687	353,788
UMH Properties, Inc.	3,645	62,001
Uniti Group, Inc.	16,998	93,319
Universal Health Realty Income Trust	918	48,672
Urban Edge Properties	8,194	126,188
Urstadt Biddle Properties, Inc., Class A	2,108	36,468
Veris Residential, Inc.*	6,172	99,616
Whitestone REIT	3,350	31,657
Xenia Hotels & Resorts, Inc.	8,193	115,030
		9,919,520
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,294	104,675
Chefs’ Warehouse, Inc. (The)*	2,441	79,455
HF Foods Group, Inc.*	2,591	10,053
Ingles Markets, Inc., Class A	1,017	90,920
Natural Grocers by Vitamin Cottage, Inc.	663	7,280
PriceSmart, Inc.	1,762	122,847
Rite Aid Corp.*(b)	3,971	15,328
SpartanNash Co.	2,496	66,793
Sprouts Farmers Market, Inc.*	7,595	230,052
United Natural Foods, Inc.*	4,164	169,600
Village Super Market, Inc., Class A	607	13,554
Weis Markets, Inc.	1,176	89,893
		1,000,450
Food Products - 1.0%
Alico, Inc.	450	11,583
AppHarvest, Inc.*	5,428	5,537
B&G Foods, Inc.(b)	5,069	64,224
Benson Hill, Inc.*	12,266	27,353
Beyond Meat, Inc.*(b)	4,400	78,496
BRC, Inc., Class A*(b)	1,935	12,887
Calavo Growers, Inc.	1,234	39,821
Cal-Maine Foods, Inc.	2,717	154,326
Fresh Del Monte Produce, Inc.	2,186	68,378
Hain Celestial Group, Inc. (The)*	6,416	114,397
Hostess Brands, Inc.*	9,562	236,181
J & J Snack Foods Corp.	1,088	153,637
John B Sanfilippo & Son, Inc.	638	57,273
Lancaster Colony Corp.	1,392	267,236
Lifecore Biomedical, Inc.*	1,878	10,874
Local Bounti Corp.*(b)	4,635	3,180
Mission Produce, Inc.*	2,870	33,062

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Seneca Foods Corp., Class A*	365	20,294
Simply Good Foods Co. (The)*	6,364	243,678
Sovos Brands, Inc.*	2,744	35,864
SunOpta, Inc.*	6,995	53,722
Tattooed Chef, Inc.*(b)	3,511	4,424
Tootsie Roll Industries, Inc.	1,119	49,270
TreeHouse Foods, Inc.*	3,644	177,791
Utz Brands, Inc.	4,708	77,211
Vital Farms, Inc.*	2,139	34,566
Whole Earth Brands, Inc.*	2,914	10,024
		2,045,289
Gas Utilities - 0.9%
Brookfield Infrastructure Corp., Class A	7,016	303,161
Chesapeake Utilities Corp.	1,248	159,856
New Jersey Resources Corp.	6,899	352,056
Northwest Natural Holding Co.	2,483	120,028
ONE Gas, Inc.	3,853	308,857
Southwest Gas Holdings, Inc.	4,798	302,322
Spire, Inc.	3,655	257,312
		1,803,592
Health Care Equipment & Supplies - 3.1%
Alphatec Holdings, Inc.*	5,191	76,879
AngioDynamics, Inc.*	2,666	33,005
Artivion, Inc.*	2,788	36,913
AtriCure, Inc.*	3,265	125,702
Atrion Corp.	96	54,528
Avanos Medical, Inc.*	3,317	93,108
Axogen, Inc.*	2,905	23,966
Axonics, Inc.*	3,509	210,856
Bioventus, Inc., Class A*(b)	2,290	4,878
Butterfly Network, Inc.*(b)	9,522	23,424
Cardiovascular Systems, Inc.*	2,922	57,593
Cerus Corp.*	12,362	35,355
CONMED Corp.	2,083	200,364
Cue Health, Inc.*	7,801	16,772
Cutera, Inc.*	1,186	38,462
Embecta Corp.	4,169	133,199
Figs, Inc., Class A*	9,135	84,133
Glaukos Corp.*	3,277	154,773
Haemonetics Corp.*	3,638	282,927
Heska Corp.*	690	56,187
Inari Medical, Inc.*	3,456	194,435
Inogen, Inc.*	1,648	25,824
Inspire Medical Systems, Inc.*	2,022	525,578
Integer Holdings Corp.*	2,361	177,028
iRadimed Corp.	510	19,360
iRhythm Technologies, Inc.*	2,162	254,424
Lantheus Holdings, Inc.*	4,896	362,108
LeMaitre Vascular, Inc.	1,395	69,903
LivaNova plc*	3,846	181,993
Merit Medical Systems, Inc.*	4,005	282,673
Mesa Laboratories, Inc.	365	64,430
Nano-X Imaging Ltd.*(b)	3,276	23,882
Neogen Corp.*	15,543	274,956
Nevro Corp.*	2,499	78,569
NuVasive, Inc.*	3,750	162,112
Omnicell, Inc.*	3,179	173,065
OraSure Technologies, Inc.*	5,142	32,446
Orthofix Medical, Inc.*	2,483	51,150
OrthoPediatrics Corp.*	1,086	47,523
Outset Medical, Inc.*	3,471	79,173
Owlet, Inc.*	1,181	434
Paragon 28, Inc.*	3,304	58,183
PROCEPT BioRobotics Corp.*	1,857	69,545
Pulmonx Corp.*	2,449	27,502
RxSight, Inc.*	1,477	20,264
Senseonics Holdings, Inc.*(b)	33,876	35,231
Shockwave Medical, Inc.*	2,550	485,112
SI-BONE, Inc.*	2,431	48,073
Sight Sciences, Inc.*	1,560	17,129
Silk Road Medical, Inc.*	2,687	142,384
STAAR Surgical Co.*	3,435	190,265
Surmodics, Inc.*	978	21,359
Tactile Systems Technology, Inc.*	1,404	20,288
Tenon Medical, Inc.*(b)	542	1,257
TransMedics Group, Inc.*	2,186	175,033
Treace Medical Concepts, Inc.*	2,389	51,268
UFP Technologies, Inc.*	489	57,565
Utah Medical Products, Inc.	247	22,670
Varex Imaging Corp.*	2,768	48,966
Vicarious Surgical, Inc.*(b)	3,960	11,088
ViewRay, Inc.*	10,605	45,814
Zimvie, Inc.*	1,491	16,968
Zynex, Inc.*(b)	1,543	19,936
		6,409,990
Health Care Providers & Services - 2.1%
23andMe Holding Co.*	18,499	46,433
Accolade, Inc.*	4,709	52,317
AdaptHealth Corp.*	5,173	82,716
Addus HomeCare Corp.*	1,108	120,373
Agiliti, Inc.*	1,998	38,082
AirSculpt Technologies, Inc.(b)	886	5,803
Alignment Healthcare, Inc.*	7,045	70,027
AMN Healthcare Services, Inc.*	3,100	279,031
Apollo Medical Holdings, Inc.*	2,788	97,301
ATI Physical Therapy, Inc.*(b)	5,361	1,865
Aveanna Healthcare Holdings, Inc.*	3,191	3,893
Brookdale Senior Living, Inc.*	13,324	43,037
Cano Health, Inc.*	11,599	19,138
CareMax, Inc.*	4,187	18,004
Castle Biosciences, Inc.*	1,757	44,241
Clover Health Investments Corp.*	27,672	36,527
Community Health Systems, Inc.*	8,957	54,280
CorVel Corp.*	633	114,117
Cross Country Healthcare, Inc.*	2,558	67,659
DocGo, Inc.*	5,910	54,077
Ensign Group, Inc. (The)	3,861	345,482
Fulgent Genetics, Inc.*	1,500	49,185
GeneDx Holdings Corp.*	11,325	5,663
HealthEquity, Inc.*	5,946	387,501
Hims & Hers Health, Inc.*	8,694	97,981
Innovage Holding Corp.*(b)	1,369	10,391
Invitae Corp.*(b)	17,554	37,741
Joint Corp. (The)*	1,007	15,810
LifeStance Health Group, Inc.*(b)	5,176	26,501
ModivCare, Inc.*	906	88,960
National HealthCare Corp.	901	50,204
National Research Corp.	1,007	45,476
NeoGenomics, Inc.*	9,016	151,920
Oncology Institute, Inc. (The)*(b)	2,495	3,518
OPKO Health, Inc.*	28,919	32,968
Option Care Health, Inc.*	11,197	343,412
Owens & Minor, Inc.*	5,287	81,050
P3 Health Partners, Inc.*(b)	1,742	2,090
Patterson Cos., Inc.	6,244	165,591
Pediatrix Medical Group, Inc.*	5,857	92,189

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Pennant Group, Inc. (The)*	1,850	27,787
PetIQ, Inc.*	1,943	18,109
Privia Health Group, Inc.*	3,281	91,638
Progyny, Inc.*	5,414	203,350
R1 RCM, Inc.*	10,764	152,849
RadNet, Inc.*	3,575	84,316
Select Medical Holdings Corp.	7,460	202,837
Surgery Partners, Inc.*	3,584	119,885
US Physical Therapy, Inc.	921	93,325
		4,276,650
Health Care Technology - 0.5%
American Well Corp., Class A*(b)	16,431	45,842
Babylon Holdings Ltd., Class A*(b)	312	3,098
Computer Programs and Systems, Inc.*	1,002	30,070
Evolent Health, Inc., Class A*	5,872	205,579
Health Catalyst, Inc.*	3,928	54,835
HealthStream, Inc.*	1,730	44,374
Multiplan Corp.*	27,069	27,340
NextGen Healthcare, Inc.*	4,054	73,418
Nutex Health, Inc.*	17,951	24,593
OptimizeRx Corp.*	1,196	21,349
Pear Therapeutics, Inc.*(b)	4,911	4,851
Phreesia, Inc.*	3,558	130,934
Schrodinger, Inc.*	3,866	84,008
Sharecare, Inc.*	21,355	49,971
Simulations Plus, Inc.	1,119	42,567
Veradigm, Inc.*	7,718	128,196
		971,025
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc.*	3,998	36,582
Bally’s Corp.*	2,569	50,738
Biglari Holdings, Inc., Class B*	53	9,529
BJ’s Restaurants, Inc.*	1,625	52,000
Bloomin’ Brands, Inc.	6,259	163,360
Bluegreen Vacations Holding Corp.	845	28,029
Bowlero Corp.*	2,115	32,529
Brinker International, Inc.*	3,113	118,294
Century Casinos, Inc.*	1,952	18,075
Cheesecake Factory, Inc. (The)	3,474	130,067
Chuy’s Holdings, Inc.*	1,284	45,903
Cracker Barrel Old Country Store, Inc.	1,585	172,702
Dave & Buster’s Entertainment, Inc.*	3,078	123,181
Denny’s Corp.*	3,991	46,575
Dine Brands Global, Inc.	1,058	81,117
El Pollo Loco Holdings, Inc.	1,396	16,710
Everi Holdings, Inc.*	6,183	117,415
F45 Training Holdings, Inc.*(b)	2,633	5,450
First Watch Restaurant Group, Inc.*	1,082	16,533
Full House Resorts, Inc.*	2,355	22,796
Golden Entertainment, Inc.*	1,443	59,322
Hilton Grand Vacations, Inc.*	6,156	293,887
Inspirato, Inc.*	1,472	1,516
Inspired Entertainment, Inc.*	1,528	24,158
International Game Technology plc	7,038	186,929
Jack in the Box, Inc.	1,519	119,090
Krispy Kreme, Inc.	5,142	66,897
Kura Sushi USA, Inc., Class A*	332	20,790
Life Time Group Holdings, Inc.*	3,012	54,427
Light & Wonder, Inc.*	6,765	423,557
Lindblad Expeditions Holdings, Inc.*	2,406	20,643
Monarch Casino & Resort, Inc.	955	70,307
NEOGAMES SA*	933	14,508
Noodles & Co., Class A*	2,929	17,105
ONE Group Hospitality, Inc. (The)*	1,616	13,736
Papa John’s International, Inc.	2,337	196,191
Portillo’s, Inc., Class A*(b)	1,995	45,326
RCI Hospitality Holdings, Inc.	618	51,770
Red Rock Resorts, Inc., Class A	3,634	158,697
Rush Street Interactive, Inc.*	4,351	18,231
Ruth’s Hospitality Group, Inc.	2,261	42,168
SeaWorld Entertainment, Inc.*	2,847	183,916
Shake Shack, Inc., Class A*	2,686	149,852
Sonder Holdings, Inc.*(b)	13,568	13,975
Sweetgreen, Inc., Class A*	6,358	55,442
Target Hospitality Corp.*(b)	2,093	31,039
Texas Roadhouse, Inc.	4,802	487,595
Vacasa, Inc., Class A*(b)	8,284	12,012
Wingstop, Inc.	2,148	365,912
Xponential Fitness, Inc., Class A*	1,270	32,245
		4,518,828
Household Durables - 1.5%
Aterian, Inc.*(b)	4,727	5,672
Beazer Homes USA, Inc.*	2,095	31,236
Cavco Industries, Inc.*	637	181,545
Century Communities, Inc.	2,022	120,936
Dream Finders Homes, Inc., Class A*(b)	1,502	18,069
Ethan Allen Interiors, Inc.	1,621	47,901
GoPro, Inc., Class A*	9,258	48,049
Green Brick Partners, Inc.*	1,945	60,684
Helen of Troy Ltd.*	1,704	192,024
Hovnanian Enterprises, Inc., Class A*	376	25,609
Installed Building Products, Inc.	1,706	196,838
iRobot Corp.*	1,921	78,934
KB Home	5,537	195,290
Landsea Homes Corp.*	675	4,411
La-Z-Boy, Inc.	3,080	99,730
Legacy Housing Corp.*	629	12,555
LGI Homes, Inc.*	1,469	153,231
Lifetime Brands, Inc.	916	7,255
Lovesac Co. (The)*	997	28,704
M/I Homes, Inc.*	1,908	110,359
MDC Holdings, Inc.	4,098	151,626
Meritage Homes Corp.*	2,602	284,216
Purple Innovation, Inc.*	3,932	16,986
Skyline Champion Corp.*	3,822	261,463
Snap One Holdings Corp.*(b)	1,290	15,080
Sonos, Inc.*	9,142	177,629
Taylor Morrison Home Corp., Class A*	7,494	268,510
Traeger, Inc.*	2,379	9,468
Tri Pointe Homes, Inc.*	7,227	172,292
Tupperware Brands Corp.*	3,161	12,960
Universal Electronics, Inc.*	866	11,016
Vizio Holding Corp., Class A*	4,939	50,625
Vuzix Corp.*(b)	4,250	17,638
		3,068,541
Household Products - 0.2%
Central Garden & Pet Co.*	705	28,553
Central Garden & Pet Co., Class A*	2,874	110,448

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Energizer Holdings, Inc.	4,774	172,962
WD-40 Co.	980	169,961
		481,924
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc.*(b)	3,100	20,987
Clearway Energy, Inc., Class A	2,495	74,127
Clearway Energy, Inc., Class C(b)	5,876	184,565
Montauk Renewables, Inc.*	4,612	45,474
Ormat Technologies, Inc.	3,519	297,426
Sunnova Energy International, Inc.*(b)	7,110	126,416
		748,995
Industrial Conglomerates - 0.0%(d)
Brookfield Business Corp., Class A	1,861	36,103

Insurance - 1.9%
Ambac Financial Group, Inc.*	3,170	52,463
American Equity Investment Life Holding Co.	5,073	211,290
AMERISAFE, Inc.	1,368	74,611
Argo Group International Holdings Ltd.	2,274	66,060
Bright Health Group, Inc.*(b)	13,828	12,030
BRP Group, Inc., Class A*	4,354	125,134
CNO Financial Group, Inc.	8,131	208,316
Crawford & Co., Class A	1,107	6,111
Donegal Group, Inc., Class A	1,115	17,138
eHealth, Inc.*	1,771	13,035
Employers Holdings, Inc.	1,947	86,466
Enstar Group Ltd.*	806	197,075
Genworth Financial, Inc., Class A*	35,453	220,872
Goosehead Insurance, Inc., Class A*	1,363	63,584
Greenlight Capital Re Ltd., Class A*	1,874	17,203
HCI Group, Inc.	450	23,625
Hippo Holdings, Inc.*(b)	1,230	21,168
Horace Mann Educators Corp.	2,946	108,884
Investors Title Co.	92	15,028
James River Group Holdings Ltd.	2,633	63,455
Kinsale Capital Group, Inc.	1,549	493,666
Lemonade, Inc.*	3,359	54,752
MBIA, Inc.*	3,441	47,451
Mercury General Corp.	1,915	65,206
National Western Life Group, Inc., Class A	163	43,976
NI Holdings, Inc.*	607	8,401
Oscar Health, Inc., Class A*	8,642	47,877
Palomar Holdings, Inc.*	1,738	104,280
ProAssurance Corp.	3,864	76,855
RLI Corp.	2,796	385,596
Root, Inc., Class A*(b)	556	2,786
Safety Insurance Group, Inc.	1,018	82,142
Selective Insurance Group, Inc.	4,275	434,041
Selectquote, Inc.*	9,699	22,696
SiriusPoint Ltd.*	6,599	46,853
Stewart Information Services Corp.	1,920	81,581
Tiptree, Inc.	1,775	28,577
Trean Insurance Group, Inc.*	1,618	9,854
Trupanion, Inc.*	2,792	165,789
United Fire Group, Inc.	1,529	43,638
Universal Insurance Holdings, Inc.	1,849	35,741
		3,885,306
Interactive Media & Services - 0.6%
Arena Group Holdings, Inc. (The)*(b)	830	6,524
Bumble, Inc., Class A*	6,182	149,481
Cargurus, Inc.*	7,310	124,635
Cars.com, Inc.*	4,741	91,027
DHI Group, Inc.*	2,990	12,678
Eventbrite, Inc., Class A*	5,597	49,030
EverQuote, Inc., Class A*	1,430	19,519
fuboTV, Inc.*(b)	13,468	25,724
Leafly Holdings, Inc.*	2,189	1,184
MediaAlpha, Inc., Class A*	1,764	26,707
Outbrain, Inc.*	2,611	11,541
QuinStreet, Inc.*	3,632	61,635
Shutterstock, Inc.	1,716	129,077
TrueCar, Inc.*	6,260	14,586
Vimeo, Inc.*	10,254	39,273
Vinco Ventures, Inc.*(b)	16,817	8,242
Wejo Group Ltd.*(b)	4,113	2,715
Yelp, Inc.*	4,845	145,447
Ziff Davis, Inc.*	3,274	258,580
ZipRecruiter, Inc., Class A*	5,224	89,121
		1,266,726
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	1,927	19,077
1stdibs.com, Inc.*	1,696	8,616
aka Brands Holding Corp.*	806	1,136
BARK, Inc.*	8,550	11,543
Boxed, Inc.*(b)	4,120	2,526
CarParts.com, Inc.*	3,638	22,810
ContextLogic, Inc., Class A*	41,451	20,174
Duluth Holdings, Inc., Class B*	945	5,679
Groupon, Inc.*(b)	1,562	11,731
Lands’ End, Inc.*	1,094	8,314
Lulu’s Fashion Lounge Holdings, Inc.*(b)	1,193	3,639
Overstock.com, Inc.*	3,050	59,079
PetMed Express, Inc.	1,446	27,156
Qurate Retail, Inc., Series A*	25,084	52,927
RealReal, Inc. (The)*	6,338	8,556
Rent the Runway, Inc., Class A*(b)	3,388	11,553
Revolve Group, Inc.*	2,926	79,236
RumbleON, Inc., Class B*(b)	750	6,818
Stitch Fix, Inc., Class A*	5,994	27,932
ThredUp, Inc., Class A*(b)	4,207	6,689
Xometry, Inc., Class A*(b)	2,443	74,292
		469,483
IT Services - 1.6%
AvidXchange Holdings, Inc.*	10,501	104,485
BigCommerce Holdings, Inc., Series 1*	4,657	44,335
Brightcove, Inc.*	2,984	16,024
Cantaloupe, Inc.*	4,184	24,100
Cass Information Systems, Inc.	963	46,561
Cerberus Cyber Sentinel Corp.*(b)	3,320	1,893
Conduent, Inc.*	12,162	48,405
CSG Systems International, Inc.	2,229	125,270
Cyxtera Technologies, Inc.*(b)	2,644	5,922
DigitalOcean Holdings, Inc.*	4,996	159,772
Edgio, Inc.*	9,838	12,101
EVERTEC, Inc.	4,378	161,154
Evo Payments, Inc., Class A*	3,388	114,684
ExlService Holdings, Inc.*	2,320	381,663
Fastly, Inc., Class A*	8,127	112,884

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Flywire Corp.*	4,083	100,973
Grid Dynamics Holdings, Inc.*	3,843	44,771
Hackett Group, Inc. (The)	1,930	35,975
I3 Verticals, Inc., Class A*	1,578	38,835
IBEX Holdings Ltd.*	639	17,860
Information Services Group, Inc.	2,515	13,254
International Money Express, Inc.*	2,245	57,360
Marqeta, Inc., Class A*	31,099	180,374
Maximus, Inc.	4,340	356,227
MoneyGram International, Inc.*	6,719	72,901
Payoneer Global, Inc.*	15,799	91,634
Paysafe Ltd.*	2,020	40,277
Perficient, Inc.*	2,447	173,248
PFSweb, Inc.	1,210	7,792
Priority Technology Holdings, Inc.*	1,270	4,978
Rackspace Technology, Inc.*	4,126	9,696
Remitly Global, Inc.*	7,177	104,999
Repay Holdings Corp.*	6,276	53,220
Sabre Corp.*	23,360	118,202
Squarespace, Inc., Class A*	2,183	51,104
StoneCo Ltd., Class A*	19,856	168,975
TTEC Holdings, Inc.	1,350	54,351
Tucows, Inc., Class A*(b)	709	16,392
Unisys Corp.*	4,745	23,630
Verra Mobility Corp.*(b)	10,043	173,041
		3,369,322
Leisure Products - 0.4%
Acushnet Holdings Corp.	2,384	115,052
AMMO, Inc.*(b)	6,339	12,361
Clarus Corp.	2,067	20,463
Johnson Outdoors, Inc., Class A	381	24,712
Latham Group, Inc.*	3,085	9,810
Malibu Boats, Inc., Class A*	1,460	87,249
Marine Products Corp.	597	7,642
MasterCraft Boat Holdings, Inc.*	1,260	42,550
Smith & Wesson Brands, Inc.	3,253	35,588
Solo Brands, Inc., Class A*(b)	1,573	6,496
Sturm Ruger & Co., Inc.	1,234	71,905
Topgolf Callaway Brands Corp.*	10,021	232,287
Vista Outdoor, Inc.*	4,003	114,326
		780,441
Life Sciences Tools & Services - 0.6%
AbCellera Biologics, Inc.*	14,835	124,614
Adaptive Biotechnologies Corp.*	7,988	68,297
Akoya Biosciences, Inc.*	1,131	13,040
Alpha Teknova, Inc.*	450	2,439
Berkeley Lights, Inc.*	4,049	7,086
BioLife Solutions, Inc.*	2,416	56,196
Bionano Genomics, Inc.*(b)	21,434	28,722
Codexis, Inc.*	4,393	21,240
CryoPort, Inc.*	3,165	68,554
Cytek Biosciences, Inc.*	8,181	84,264
Inotiv, Inc.*(b)	1,246	9,345
MaxCyte, Inc.*	6,233	28,298
Medpace Holdings, Inc.*	1,819	352,668
NanoString Technologies, Inc.*	3,327	32,472
Nautilus Biotechnology, Inc.*(b)	3,415	7,240
OmniAb, Inc.*	5,519	23,014
Pacific Biosciences of California, Inc.*	16,188	146,987
Quanterix Corp.*	2,429	26,719
Quantum-Si, Inc.*(b)	6,545	11,912
Science 37 Holdings, Inc.*(b)	4,506	1,487
Seer, Inc.*	3,696	15,117
Singular Genomics Systems, Inc.*	4,047	8,701
SomaLogic, Inc.*	10,721	27,231
		1,165,643
Machinery - 3.5%
3D Systems Corp.*	9,078	88,874
Alamo Group, Inc.	720	131,321
Albany International Corp., Class A	2,235	225,556
Altra Industrial Motion Corp.	4,656	286,484
Astec Industries, Inc.	1,636	73,669
Barnes Group, Inc.	3,507	147,785
Berkshire Grey, Inc.*(b)	3,542	4,675
Blue Bird Corp.*	1,252	25,428
Chart Industries, Inc.*	3,057	408,109
CIRCOR International, Inc.*	1,324	38,753
Columbus McKinnon Corp.	2,009	74,574
Desktop Metal, Inc., Class A*(b)	19,204	29,190
Douglas Dynamics, Inc.	1,612	60,111
Energy Recovery, Inc.*	3,941	86,978
Enerpac Tool Group Corp.	4,095	110,278
EnPro Industries, Inc.	1,493	160,497
ESCO Technologies, Inc.	1,846	172,029
Evoqua Water Technologies Corp.*	8,425	409,118
Fathom Digital Manufacturing Corp.*	698	831
Federal Signal Corp.	4,279	225,803
Franklin Electric Co., Inc.	3,304	315,763
Gorman-Rupp Co. (The)	1,630	45,412
Greenbrier Cos., Inc. (The)	2,282	73,275
Helios Technologies, Inc.	2,331	157,902
Hillenbrand, Inc.	4,962	233,909
Hillman Solutions Corp.*	9,640	85,700
Hydrofarm Holdings Group, Inc.*	3,131	6,011
Hyliion Holdings Corp.*	9,838	27,841
Hyster-Yale Materials Handling, Inc.	777	30,233
Hyzon Motors, Inc.*(b)	6,290	8,177
John Bean Technologies Corp.	2,264	251,055
Kadant, Inc.	830	178,168
Kennametal, Inc.	5,832	165,221
Lightning eMotors, Inc.*(b)	2,839	1,906
Lindsay Corp.	789	118,737
Luxfer Holdings plc	1,944	32,212
Manitowoc Co., Inc. (The)*	2,486	47,010
Markforged Holding Corp.*	8,151	10,841
Microvast Holdings, Inc.*	12,352	15,934
Miller Industries, Inc.	795	22,109
Mueller Industries, Inc.	4,010	296,620
Mueller Water Products, Inc., Class A	11,171	154,942
Nikola Corp.*(b)	24,275	53,890
Omega Flex, Inc.	234	27,233
Proterra, Inc.*	16,013	67,255
Proto Labs, Inc.*	1,945	61,151
RBC Bearings, Inc.*(b)	2,045	469,961
REV Group, Inc.	2,352	27,495
Sarcos Technology and Robotics Corp.*(b)	7,838	4,938
Shyft Group, Inc. (The)	2,474	64,151
SPX Technologies, Inc.*	3,138	221,041
Standex International Corp.	855	98,906
Tennant Co.	1,329	94,120
Terex Corp.	4,774	282,668
Titan International, Inc.*	3,666	45,495

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Trinity Industries, Inc.	5,884	164,222
Velo3D, Inc.*(b)	4,099	12,994
Wabash National Corp.	3,407	93,352
Watts Water Technologies, Inc., Class A	1,960	343,451
Xos, Inc.*(b)	4,037	3,099
		7,174,463
Marine - 0.2%
Costamare, Inc.	3,784	39,732
Eagle Bulk Shipping, Inc.	962	62,790
Eneti, Inc.	1,585	16,769
Genco Shipping & Trading Ltd.	2,626	50,025
Golden Ocean Group Ltd.(b)	8,793	91,272
Matson, Inc.	2,677	178,047
Safe Bulkers, Inc.	5,129	19,234
		457,869
Media - 0.7%
AdTheorent Holding Co., Inc.*(b)	2,640	4,013
Advantage Solutions, Inc.*	5,912	13,006
AMC Networks, Inc., Class A*	2,167	48,454
Audacy, Inc.*	8,638	1,857
Boston Omaha Corp., Class A*	1,567	37,749
Cardlytics, Inc.*	2,287	12,464
Clear Channel Outdoor Holdings, Inc.*	26,420	46,763
Cumulus Media, Inc., Class A*	1,247	6,759
Daily Journal Corp.*	89	27,028
Entravision Communications Corp., Class A	4,253	27,900
EW Scripps Co. (The), Class A*	4,190	52,878
Gambling.com Group Ltd.*	639	6,249
Gannett Co., Inc.*	10,317	31,261
Gray Television, Inc.	5,880	68,796
iHeartMedia, Inc., Class A*	8,636	62,697
Innovid Corp.*	5,481	9,263
Integral Ad Science Holding Corp.*	2,735	29,866
John Wiley & Sons, Inc., Class A	3,078	136,940
Loyalty Ventures, Inc.*(b)	1,440	2,534
Magnite, Inc.*	9,479	105,501
PubMatic, Inc., Class A*	3,094	46,967
Quotient Technology, Inc.*	6,489	24,529
Scholastic Corp.	2,132	97,241
Sinclair Broadcast Group, Inc., Class A	2,870	46,695
Stagwell, Inc.*(b)	5,495	37,696
TechTarget, Inc.*	1,933	72,932
TEGNA, Inc.	15,961	277,721
Thryv Holdings, Inc.*	1,821	43,413
Urban One, Inc.*	593	4,050
Urban One, Inc., Class D*	775	3,867
WideOpenWest, Inc.*	3,841	41,982
		1,429,071
Metals & Mining - 1.4%
5E Advanced Materials, Inc.*(b)	2,754	18,617
Alpha Metallurgical Resources, Inc.	1,092	183,172
Arconic Corp.*	7,273	192,298
ATI, Inc.*	8,893	361,500
Carpenter Technology Corp.	3,424	165,482
Century Aluminum Co.*	3,720	44,900
Coeur Mining, Inc.*	19,958	62,269
Commercial Metals Co.	8,372	433,251
Compass Minerals International, Inc.	2,458	94,707
Constellium SE*	9,057	144,821
Dakota Gold Corp.*	3,742	10,515
Haynes International, Inc.	875	47,871
Hecla Mining Co.	39,634	204,115
Hycroft Mining Holding Corp.*	10,965	4,264
Ivanhoe Electric, Inc.*(b)	1,039	15,616
Kaiser Aluminum Corp.	1,136	90,108
Materion Corp.	1,464	163,500
Novagold Resources, Inc.*	17,131	95,762
Olympic Steel, Inc.	688	36,120
Piedmont Lithium, Inc.*	1,243	80,671
PolyMet Mining Corp.*	2,094	5,235
Ramaco Resources, Inc.	1,606	15,980
Ryerson Holding Corp.	1,391	49,979
Schnitzer Steel Industries, Inc., Class A	1,812	59,234
SunCoke Energy, Inc.	5,969	56,765
TimkenSteel Corp.*	3,169	57,961
Tredegar Corp.	1,948	22,636
Warrior Met Coal, Inc.	3,687	141,102
Worthington Industries, Inc.	2,249	135,930
		2,994,381
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AFC Gamma, Inc.	1,169	18,108
Angel Oak Mortgage, Inc.(b)	854	6,422
Apollo Commercial Real Estate Finance, Inc.	10,080	115,819
Arbor Realty Trust, Inc.(b)	11,830	178,396
Ares Commercial Real Estate Corp.	3,679	41,610
ARMOUR Residential REIT, Inc.(b)	9,424	51,172
Blackstone Mortgage Trust, Inc., Class A	12,197	258,211
BrightSpire Capital, Inc.	6,713	49,609
Broadmark Realty Capital, Inc.	9,329	47,578
Chicago Atlantic Real Estate Finance, Inc.	390	5,717
Chimera Investment Corp.	16,657	108,104
Claros Mortgage Trust, Inc.	6,589	91,851
Dynex Capital, Inc.	3,265	43,196
Ellington Financial, Inc.	4,125	53,089
Franklin BSP Realty Trust, Inc.	5,943	83,261
Granite Point Mortgage Trust, Inc.	3,719	22,277
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,239	195,967
Invesco Mortgage Capital, Inc.	2,549	31,944
KKR Real Estate Finance Trust, Inc.	4,090	59,305
Ladder Capital Corp.	8,139	91,971
MFA Financial, Inc.	7,353	78,751
New York Mortgage Trust, Inc.	26,508	70,776
Nexpoint Real Estate Finance, Inc.	576	10,397
Orchid Island Capital, Inc.	2,406	27,332
PennyMac Mortgage Investment Trust	6,374	83,053
Ready Capital Corp.	5,126	57,719
Redwood Trust, Inc.	8,114	61,748
TPG RE Finance Trust, Inc.	4,911	41,694
Two Harbors Investment Corp.	6,190	102,568
		2,087,645
Multiline Retail - 0.1%
Big Lots, Inc.	2,032	29,159
Dillard’s, Inc., Class A	284	101,221

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Franchise Group, Inc.	1,869	51,977
		182,357
Multi-Utilities - 0.4%
Avista Corp.	5,286	217,360
Black Hills Corp.	4,656	285,925
NorthWestern Corp.	4,157	240,191
Unitil Corp.	1,139	61,871
		805,347
Oil, Gas & Consumable Fuels - 3.7%
Aemetis, Inc.*(b)	2,142	7,647
Alto Ingredients, Inc.*	5,175	15,111
Amplify Energy Corp.*	2,555	21,411
Arch Resources, Inc.	1,063	167,263
Ardmore Shipping Corp.	2,928	53,143
Battalion Oil Corp.*	181	1,631
Berry Corp.	5,458	51,469
California Resources Corp.	5,306	223,913
Callon Petroleum Co.*	3,526	136,668
Centrus Energy Corp., Class A*	765	34,280
Chord Energy Corp.	2,976	400,629
Civitas Resources, Inc.	5,284	370,778
Clean Energy Fuels Corp.*	12,143	68,001
CNX Resources Corp.*	12,777	196,127
Comstock Resources, Inc.	6,565	79,699
CONSOL Energy, Inc.	2,459	134,581
Crescent Energy Co., Class A(b)	2,805	32,370
CVR Energy, Inc.	2,119	67,236
Delek US Holdings, Inc.	4,974	125,193
Denbury, Inc.*	3,589	299,215
DHT Holdings, Inc.	9,810	113,502
Dorian LPG Ltd.	2,200	48,290
Earthstone Energy, Inc., Class A*(b)	3,129	43,650
Empire Petroleum Corp.*	724	9,412
Energy Fuels, Inc.*	11,176	74,991
Equitrans Midstream Corp.	29,453	177,602
Excelerate Energy, Inc., Class A	1,331	28,763
FLEX LNG Ltd.	2,044	70,906
Frontline plc(b)	8,931	168,617
Gevo, Inc.*	14,102	26,089
Golar LNG Ltd.*	7,232	165,107
Green Plains, Inc.*	3,856	133,687
Gulfport Energy Corp.*	787	52,036
HighPeak Energy, Inc.(b)	500	13,375
International Seaways, Inc.	3,489	179,474
Kinetik Holdings, Inc.	1,185	35,254
Kosmos Energy Ltd.*	32,343	254,539
Magnolia Oil & Gas Corp., Class A	12,496	273,038
Matador Resources Co.	8,063	433,709
Murphy Oil Corp.	10,559	412,012
NACCO Industries, Inc., Class A	288	10,768
NextDecade Corp.*	2,592	18,299
Nordic American Tankers Ltd.	14,706	65,148
Northern Oil and Gas, Inc.	4,731	146,850
Par Pacific Holdings, Inc.*	3,505	97,369
PBF Energy, Inc., Class A	7,033	307,412
Peabody Energy Corp.*(b)	8,433	230,221
Permian Resources Corp.	14,891	160,972
Ranger Oil Corp.	1,373	56,979
REX American Resources Corp.*	1,136	37,499
Riley Exploration Permian, Inc.	758	23,195
Ring Energy, Inc.*(b)	6,752	14,179
SandRidge Energy, Inc.*	2,275	33,192
Scorpio Tankers, Inc.	3,369	203,353
SFL Corp. Ltd.(b)	8,228	84,913
SilverBow Resources, Inc.*(b)	839	20,656
Sitio Royalties Corp.(b)	5,117	120,301
SM Energy Co.	8,677	256,058
Talos Energy, Inc.*	4,740	84,419
Teekay Corp.*	4,942	30,838
Teekay Tankers Ltd., Class A*	1,638	73,956
Tellurian, Inc.*(b)	36,553	54,464
Uranium Energy Corp.*(b)	25,281	93,540
Ur-Energy, Inc.*	15,004	16,054
VAALCO Energy, Inc.	7,612	35,700
Vertex Energy, Inc.*(b)	3,874	36,687
Vital Energy, Inc.*	1,186	60,949
W&T Offshore, Inc.*	6,774	38,002
World Fuel Services Corp.	4,395	120,643
		7,733,034
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,197	46,192
Glatfelter Corp.	3,153	12,108
Sylvamo Corp.	2,545	125,545
		183,845
Personal Products - 0.7%
Beauty Health Co. (The)*	6,793	85,660
BellRing Brands, Inc.*	9,445	291,661
Edgewell Personal Care Co.	3,690	157,563
elf Beauty, Inc.*	3,521	263,195
Herbalife Nutrition Ltd.*	7,017	135,779
Honest Co., Inc. (The)*	4,714	13,152
Inter Parfums, Inc.	1,288	155,088
Medifast, Inc.	781	87,573
Nature’s Sunshine Products, Inc.*	962	10,428
Nu Skin Enterprises, Inc., Class A	3,520	140,237
Thorne HealthTech, Inc.*	985	4,876
USANA Health Sciences, Inc.*	806	48,989
Veru, Inc.*(b)	4,656	18,414
		1,412,615
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc.*	4,627	57,652
Amneal Pharmaceuticals, Inc.*	7,378	15,199
Amphastar Pharmaceuticals, Inc.*	2,743	87,392
Amylyx Pharmaceuticals, Inc.*	3,613	125,805
AN2 Therapeutics, Inc.*	797	8,990
ANI Pharmaceuticals, Inc.*	913	38,200
Arvinas, Inc.*	3,486	106,846
Atea Pharmaceuticals, Inc.*	5,466	19,350
Athira Pharma, Inc.*	2,435	7,500
Axsome Therapeutics, Inc.*(b)	2,295	156,496
Cara Therapeutics, Inc.*	3,208	32,593
Cassava Sciences, Inc.*(b)	2,732	67,480
Collegium Pharmaceutical, Inc.*	2,410	63,937
Corcept Therapeutics, Inc.*	6,190	128,938
DICE Therapeutics, Inc.*	2,535	75,644
Edgewise Therapeutics, Inc.*	2,716	26,019
Esperion Therapeutics, Inc.*	5,283	32,649
Evolus, Inc.*	2,536	23,002
EyePoint Pharmaceuticals, Inc.*(b)	1,868	6,239
Fulcrum Therapeutics, Inc.*	3,119	18,839
Harmony Biosciences Holdings, Inc.*	1,879	82,732
Innoviva, Inc.*	4,533	54,713
Intra-Cellular Therapies, Inc.*	6,563	321,784
Ligand Pharmaceuticals, Inc.*	1,083	78,128
Liquidia Corp.*	3,417	25,867

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Nektar Therapeutics*	12,999	17,939
NGM Biopharmaceuticals, Inc.*	2,895	13,722
Nuvation Bio, Inc.*(b)	8,339	16,178
Ocular Therapeutix, Inc.*	5,519	33,335
Pacira BioSciences, Inc.*	3,218	136,990
Phathom Pharmaceuticals, Inc.*(b)	1,757	15,040
Phibro Animal Health Corp., Class A	1,462	22,968
Prestige Consumer Healthcare, Inc.*	3,567	214,912
Provention Bio, Inc.*(b)	4,518	37,499
Reata Pharmaceuticals, Inc., Class A*	1,981	61,748
Relmada Therapeutics, Inc.*	1,964	7,070
Revance Therapeutics, Inc.*	5,783	200,670
Scilex Holding Co.*(b)	4,872	42,143
SIGA Technologies, Inc.(b)	3,373	23,105
Supernus Pharmaceuticals, Inc.*	3,551	133,482
Tarsus Pharmaceuticals, Inc.*	1,317	20,400
Theravance Biopharma, Inc.*	4,677	50,512
Theseus Pharmaceuticals, Inc.*	1,217	11,294
Third Harmonic Bio, Inc.*(b)	906	3,841
Ventyx Biosciences, Inc.*	1,786	77,244
Xeris Biopharma Holdings, Inc.*	9,484	13,088
		2,815,174
Professional Services - 1.4%
Alight, Inc., Class A*	24,321	233,482
ASGN, Inc.*	3,513	311,954
Atlas Technical Consultants, Inc.*	1,370	16,755
Barrett Business Services, Inc.	490	47,030
CBIZ, Inc.*	3,433	171,959
CRA International, Inc.	497	61,862
Exponent, Inc.	3,643	374,865
First Advantage Corp.*	4,207	61,044
Forrester Research, Inc.*	809	26,608
Franklin Covey Co.*	869	40,730
Heidrick & Struggles International, Inc.	1,399	48,028
HireRight Holdings Corp.*	1,521	16,761
Huron Consulting Group, Inc.*	1,410	98,968
ICF International, Inc.	1,323	131,625
Insperity, Inc.	2,601	322,758
Kelly Services, Inc., Class A	2,419	40,470
Kforce, Inc.	1,416	88,486
Korn Ferry	3,801	212,438
Legalzoom.com, Inc.*	6,871	56,136
NV5 Global, Inc.*	970	102,063
Planet Labs PBC*	11,139	51,351
Red Violet, Inc.*	696	14,177
Resources Connection, Inc.	2,299	41,520
Skillsoft Corp.*	5,816	9,073
Spire Global, Inc.*	8,960	9,229
Sterling Check Corp.*	1,698	21,599
TriNet Group, Inc.*	2,683	222,340
TrueBlue, Inc.*	2,305	43,103
Upwork, Inc.*	8,701	98,669
Willdan Group, Inc.*	830	14,990
		2,990,073
Real Estate Management & Development - 0.5%
American Realty Investors, Inc.*	107	2,528
Anywhere Real Estate, Inc.*	7,689	44,519
Compass, Inc., Class A*	19,563	70,622
Cushman & Wakefield plc*	11,394	147,438
DigitalBridge Group, Inc.	11,314	138,823
Doma Holdings, Inc.*(b)	9,950	5,672
Douglas Elliman, Inc.	5,415	22,851
eXp World Holdings, Inc.(b)	4,990	60,279
Forestar Group, Inc.*	1,306	18,637
FRP Holdings, Inc.*	479	26,177
Kennedy-Wilson Holdings, Inc.	8,460	141,367
Marcus & Millichap, Inc.	1,803	61,969
Newmark Group, Inc., Class A	9,678	77,618
Offerpad Solutions, Inc.*(b)	4,893	2,781
RE/MAX Holdings, Inc., Class A	1,273	23,538
Redfin Corp.*	7,615	56,427
RMR Group, Inc. (The), Class A	1,097	30,870
St Joe Co. (The)	2,468	105,704
Stratus Properties, Inc.	424	9,035
Tejon Ranch Co.*	1,488	28,585
Transcontinental Realty Investors, Inc.*	90	3,925
		1,079,365
Road & Rail - 0.5%
ArcBest Corp.	1,751	168,446
Bird Global, Inc., Class A*(b)	12,602	2,548
Covenant Logistics Group, Inc.	666	23,077
Daseke, Inc.*	2,886	23,521
Heartland Express, Inc.	3,345	53,955
Marten Transport Ltd.	4,178	92,209
PAM Transportation Services, Inc.*	471	13,659
Saia, Inc.*	1,900	514,653
TuSimple Holdings, Inc., Class A*	10,023	19,244
Universal Logistics Holdings, Inc.	513	15,236
Werner Enterprises, Inc.	4,540	210,883
		1,137,431
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research, Inc., Class A*	3,434	35,645
Alpha & Omega Semiconductor Ltd.*	1,577	42,122
Ambarella, Inc.*	2,608	245,961
Amkor Technology, Inc.	7,272	187,327
Atomera, Inc.*(b)	1,478	9,799
Axcelis Technologies, Inc.*	2,341	300,912
AXT, Inc.*	2,949	12,887
CEVA, Inc.*	1,637	51,664
Cohu, Inc.*	3,370	125,364
Credo Technology Group Holding Ltd.*	6,907	73,283
Diodes, Inc.*	3,189	292,399
FormFactor, Inc.*	5,524	166,272
Ichor Holdings Ltd.*	2,011	66,262
Impinj, Inc.*	1,535	203,572
indie Semiconductor, Inc., Class A*(b)	7,307	76,431
Kulicke & Soffa Industries, Inc.	4,089	217,944
MACOM Technology Solutions Holdings, Inc.*	3,621	248,183
MaxLinear, Inc.*	5,211	178,268
Onto Innovation, Inc.*	3,550	292,769
PDF Solutions, Inc.*	2,153	80,608
Photronics, Inc.*	4,291	75,607
Power Integrations, Inc.	4,062	334,100
Rambus, Inc.*	7,656	338,625
Rigetti Computing, Inc.*	5,629	4,220
Semtech Corp.*	4,535	139,723
Silicon Laboratories, Inc.*	2,367	422,581
SiTime Corp.*	1,163	144,386
SkyWater Technology, Inc.*(b)	809	10,622

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
SMART Global Holdings, Inc.*	3,438	57,415
Synaptics, Inc.*	2,842	334,248
Transphorm, Inc.*(b)	1,629	6,158
Ultra Clean Holdings, Inc.*	3,235	103,067
Veeco Instruments, Inc.*	3,635	77,316
		4,955,740
Software - 4.0%
8x8, Inc.*	7,973	42,416
A10 Networks, Inc.	4,575	69,632
ACI Worldwide, Inc.*	8,031	207,601
Adeia, Inc.	7,465	73,605
Agilysys, Inc.*	1,419	113,392
Alarm.com Holdings, Inc.*	3,447	175,211
Alkami Technology, Inc.*	2,599	39,921
Altair Engineering, Inc., Class A*	3,722	238,431
American Software, Inc., Class A	2,249	30,451
Amplitude, Inc., Class A*	4,006	52,879
Appfolio, Inc., Class A*	1,388	183,299
Appian Corp., Class A*	2,867	118,837
Applied Digital Corp.*	4,840	12,826
Arteris, Inc.*	1,272	8,357
Asana, Inc., Class A*(b)	5,276	78,032
AvePoint, Inc.*	9,366	46,830
Blackbaud, Inc.*	3,327	185,281
Blackline, Inc.*	3,956	270,432
Blend Labs, Inc., Class A*	13,561	21,426
Box, Inc., Class A*	10,015	334,000
C3.ai, Inc., Class A*(b)	4,196	94,746
Cerence, Inc.*	2,814	77,047
Cipher Mining, Inc.*(b)	2,799	4,254
Cleanspark, Inc.*(b)	3,269	9,022
Clear Secure, Inc., Class A	4,459	137,070
CommVault Systems, Inc.*	3,189	187,768
Consensus Cloud Solutions, Inc.*	1,349	55,363
Couchbase, Inc.*	2,028	32,975
CS Disco, Inc.*	1,614	11,298
Cvent Holding Corp.*	3,242	23,537
Digimarc Corp.*(b)	981	20,003
Digital Turbine, Inc.*	6,728	72,259
Domo, Inc., Class B*	2,216	34,060
Duck Creek Technologies, Inc.*	5,532	104,776
E2open Parent Holdings, Inc.*	14,272	88,486
Ebix, Inc.	1,888	32,813
eGain Corp.*	1,512	11,809
Enfusion, Inc., Class A*	1,917	20,550
EngageSmart, Inc.*	2,546	53,568
Envestnet, Inc.*	3,936	246,039
Everbridge, Inc.*	2,866	93,661
EverCommerce, Inc.*(b)	1,709	17,090
ForgeRock, Inc., Class A*(b)	2,730	55,801
Greenidge Generation Holdings, Inc.*(b)	1,032	531
Instructure Holdings, Inc.*(b)	1,237	31,878
Intapp, Inc.*	1,031	40,807
InterDigital, Inc.	2,127	155,250
IronNet, Inc.*(b)	4,713	2,244
Kaleyra, Inc.*(b)	2,255	1,925
Latch, Inc.*(b)	7,787	6,152
LivePerson, Inc.*	5,040	51,005
LiveRamp Holdings, Inc.*	4,731	111,794
LiveVox Holdings, Inc.*	1,621	3,696
Marathon Digital Holdings, Inc.*(b)	8,384	59,526
Matterport, Inc.*	16,051	48,956
MeridianLink, Inc.*	1,648	25,973
MicroStrategy, Inc., Class A*	673	176,508
Mitek Systems, Inc.*(b)	3,024	28,123
Model N, Inc.*	2,626	87,183
Momentive Global, Inc.*	9,335	64,412
N-able, Inc.*	4,885	57,838
NextNav, Inc.*(b)	4,798	13,243
Olo, Inc., Class A*	6,440	51,069
ON24, Inc.*	2,979	28,718
OneSpan, Inc.*	2,838	38,370
PagerDuty, Inc.*	6,195	184,983
Porch Group, Inc.*	5,870	14,675
PowerSchool Holdings, Inc., Class A*	3,267	74,978
Progress Software Corp.	3,078	176,800
PROS Holdings, Inc.*	2,933	76,522
Q2 Holdings, Inc.*	4,002	129,185
Qualys, Inc.*	2,764	326,567
Rapid7, Inc.*	4,229	200,032
Rimini Street, Inc.*	3,535	15,130
Riot Platforms, Inc.*(b)	11,356	70,975
Sapiens International Corp. NV	2,296	47,344
SecureWorks Corp., Class A*	720	5,450
ShotSpotter, Inc.*	638	21,756
SolarWinds Corp.*	3,459	29,471
Sprout Social, Inc., Class A*	3,351	204,344
SPS Commerce, Inc.*	2,599	391,513
Sumo Logic, Inc.*	8,321	98,770
Telos Corp.*	3,860	14,938
Tenable Holdings, Inc.*	8,010	354,282
Terawulf, Inc.*	1,553	1,001
Upland Software, Inc.*	2,116	12,252
Varonis Systems, Inc.*	7,805	211,359
Verint Systems, Inc.*	4,558	170,378
Veritone, Inc.*(b)	2,242	15,896
Viant Technology, Inc., Class A*	1,031	4,052
Weave Communications, Inc.*	2,262	11,695
WM Technology, Inc.*(b)	5,433	6,003
Workiva, Inc.*	3,414	304,529
Xperi, Inc.*	2,984	34,883
Yext, Inc.*	8,157	59,872
Zeta Global Holdings Corp., Class A*	7,956	84,413
Zuora, Inc., Class A*	8,901	75,391
		8,301,494
Specialty Retail - 2.1%
Aaron’s Co., Inc. (The)	2,169	31,125
Abercrombie & Fitch Co., Class A*	3,487	102,553
Academy Sports & Outdoors, Inc.	5,553	328,460
American Eagle Outfitters, Inc.	11,053	158,832
America’s Car-Mart, Inc.*	422	35,853
Arko Corp.	5,975	47,919
Asbury Automotive Group, Inc.*	1,586	360,181
Bed Bath & Beyond, Inc.*(b)	5,504	7,761
Big 5 Sporting Goods Corp.(b)	1,534	13,545
Boot Barn Holdings, Inc.*	2,114	163,729
Buckle, Inc. (The)	2,162	88,188
Build-A-Bear Workshop, Inc.*	970	20,322
Caleres, Inc.	2,526	65,954
Camping World Holdings, Inc., Class A(b)	2,788	63,650
Cato Corp. (The), Class A	1,299	12,016
Chico’s FAS, Inc.*	8,771	50,433
Children’s Place, Inc. (The)*	906	37,934

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Citi Trends, Inc.*	580	16,263
Conn’s, Inc.*	936	8,022
Container Store Group, Inc. (The)*	2,328	10,127
Designer Brands, Inc., Class A	3,624	35,479
Destination XL Group, Inc.*	4,111	24,584
EVgo, Inc.*(b)	4,869	28,873
Express, Inc.*	4,601	4,693
Foot Locker, Inc.	5,782	252,789
Genesco, Inc.*	899	40,428
Group 1 Automotive, Inc.	1,010	223,281
GrowGeneration Corp.*	4,112	17,414
Guess?, Inc.	2,221	46,730
Haverty Furniture Cos., Inc.	1,043	39,363
Hibbett, Inc.	908	65,312
JOANN, Inc.(b)	789	2,864
LL Flooring Holdings, Inc.*	2,064	10,423
MarineMax, Inc.*	1,517	50,941
Monro, Inc.	2,238	112,885
Murphy USA, Inc.	1,499	382,380
National Vision Holdings, Inc.*	5,620	209,963
ODP Corp. (The)*	2,866	129,772
OneWater Marine, Inc., Class A*	809	22,506
Sally Beauty Holdings, Inc.*	7,671	123,426
Shoe Carnival, Inc.	1,234	32,516
Signet Jewelers Ltd.	3,280	234,914
Sleep Number Corp.*	1,529	60,946
Sonic Automotive, Inc., Class A	1,290	73,388
Sportsman’s Warehouse Holdings, Inc.*	2,759	24,803
Tile Shop Holdings, Inc.*	2,220	12,121
Tilly’s, Inc., Class A*	1,620	14,062
Torrid Holdings, Inc.*(b)	1,046	2,856
TravelCenters of America, Inc.*	904	76,252
Upbound Group, Inc.	3,579	96,096
Urban Outfitters, Inc.*	4,576	123,323
Volta, Inc.*(b)	8,849	7,592
Warby Parker, Inc., Class A*	5,979	77,787
Winmark Corp.	202	58,984
Zumiez, Inc.*	1,121	26,074
		4,368,687
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.*	2,492	72,418
CompoSecure, Inc.*	586	4,049
Corsair Gaming, Inc.*	2,745	48,037
Diebold Nixdorf, Inc.*	5,234	16,853
Eastman Kodak Co.*(b)	4,095	14,169
IonQ, Inc.*(b)	8,523	40,399
Super Micro Computer, Inc.*	3,318	325,064
Turtle Beach Corp.*	1,110	8,980
Xerox Holdings Corp.	8,191	135,070
		665,039
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc., Class A*(b)	6,917	19,783
Crocs, Inc.*	4,347	529,073
Ermenegildo Zegna NV(b)	4,290	55,856
Fossil Group, Inc.*	3,379	14,631
G-III Apparel Group Ltd.*	3,081	51,191
Kontoor Brands, Inc.	3,981	207,609
Movado Group, Inc.	1,107	38,324
Oxford Industries, Inc.	1,083	127,372
PLBY Group, Inc.*(b)	2,927	6,234
Rocky Brands, Inc.	493	13,124
Steven Madden Ltd.	5,513	200,122
Superior Group of Cos., Inc.	845	9,785
Unifi, Inc.*	1,025	10,609
Wolverine World Wide, Inc.	5,546	92,895
		1,376,608
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc.*	4,108	194,678
Blue Foundry Bancorp*	1,836	22,473
Bridgewater Bancshares, Inc.*	1,458	21,447
Capitol Federal Financial, Inc.	9,314	78,144
Columbia Financial, Inc.*(b)	2,437	51,421
Enact Holdings, Inc.	2,152	52,186
Essent Group Ltd.	7,549	324,230
Federal Agricultural Mortgage Corp., Class C	651	92,351
Finance of America Cos., Inc., Class A*(b)	2,810	4,103
Greene County Bancorp, Inc.	244	13,737
Hingham Institution For Savings (The)	104	29,609
Home Bancorp, Inc.	522	20,645
Home Point Capital, Inc.	571	896
Kearny Financial Corp.	4,259	42,760
Luther Burbank Corp.	1,062	12,351
Merchants Bancorp	1,129	34,152
Mr Cooper Group, Inc.*	4,964	230,478
NMI Holdings, Inc., Class A*	5,881	137,263
Northfield Bancorp, Inc.	3,059	44,998
PennyMac Financial Services, Inc.	1,916	115,861
Pioneer Bancorp, Inc.*	830	9,387
Provident Bancorp, Inc.	1,032	9,463
Provident Financial Services, Inc.	5,239	122,331
Radian Group, Inc.	11,280	240,828
Southern Missouri Bancorp, Inc.	563	26,056
Sterling Bancorp, Inc.*	1,240	7,688
TrustCo Bank Corp.	1,346	50,421
Velocity Financial, Inc.*	618	5,957
Walker & Dunlop, Inc.	2,199	191,819
Waterstone Financial, Inc.	1,353	21,783
WSFS Financial Corp.	4,392	219,205
		2,428,721
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	11,598	10,479
Turning Point Brands, Inc.	1,060	25,334
Universal Corp.	1,730	87,520
Vector Group Ltd.	10,299	136,668
		260,001
Trading Companies & Distributors - 1.5%
Alta Equipment Group, Inc.	1,486	27,952
Applied Industrial Technologies, Inc.	2,742	391,722
Beacon Roofing Supply, Inc.*	3,682	239,330
BlueLinx Holdings, Inc.*	630	53,166
Boise Cascade Co.	2,829	195,512
Custom Truck One Source, Inc.*	4,273	30,937
Distribution Solutions Group, Inc.*	357	15,854
DXP Enterprises, Inc.*	1,099	31,772
GATX Corp.	2,515	274,361
Global Industrial Co.	932	26,217
GMS, Inc.*	3,052	185,287
H&E Equipment Services, Inc.	2,286	126,873
Herc Holdings, Inc.	1,799	258,318
Hudson Technologies, Inc.*	3,088	31,281
Karat Packaging, Inc.	407	6,309
McGrath RentCorp	1,735	178,427

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
MRC Global, Inc.*	5,948	66,618
NOW, Inc.*	7,900	101,515
Rush Enterprises, Inc., Class A	2,981	168,963
Rush Enterprises, Inc., Class B	468	28,071
Textainer Group Holdings Ltd.	3,114	102,513
Titan Machinery, Inc.*	1,450	66,396
Transcat, Inc.*	510	45,895
Triton International Ltd.	4,176	287,893
Veritiv Corp.	937	141,899
		3,083,081
Water Utilities - 0.4%
American States Water Co.	2,644	236,109
Artesian Resources Corp., Class A	589	33,178
California Water Service Group	3,885	222,377
Global Water Resources, Inc.	978	12,910
Middlesex Water Co.	1,243	95,090
Pure Cycle Corp.*	1,394	12,309
SJW Group	1,933	147,759
York Water Co. (The)	1,015	44,132
		803,864
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	3,544	58,334
KORE Group Holdings, Inc.*(b)	3,019	5,193
Shenandoah Telecommunications Co.	3,470	67,734
Telephone and Data Systems, Inc.	7,227	91,711
United States Cellular Corp.*	1,051	25,361
		248,333
TOTAL COMMON STOCKS (Cost $209,052,573)		174,452,963

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(e)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH, CVR*(e)(f)	1,074	537
TOTAL RIGHTS (Cost $2,244)		537

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(g) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class 4.42% (Cost $3,866,622)	3,866,622	3,866,622

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.0%

REPURCHASE AGREEMENTS(h) - 9.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $18,691,760
(Cost $18,689,439)	18,689,439	18,689,439

Total Investments - 95.2% (Cost $231,610,878)		197,009,561
Other assets less liabilities - 4.8%		9,894,784
Net Assets - 100.0%		206,904,345

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $51,510,074.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $5,008,136, collateralized in the form of cash with a value of $3,866,622 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $1,378,305 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 2, 2023 – May 15, 2052. The total value of collateral is $5,244,927.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of February 28, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2023 amounted to $537, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at February 28, 2023. The total value of securities purchased was $3,866,622.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	89	3/17/2023	USD	$8,450,995	$564,265

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
59,584,456	5/8/2023	Bank of America NA	4.42%	Russell 2000® Index	(30,786,394)
42,431,872	11/6/2023	Barclays Capital	5.07%	Russell 2000® Index	(1,179,513)
54,758,513	5/8/2023	BNP Paribas SA	4.72%	Russell 2000® Index	(31,535,899)
23,592,864	11/6/2023	Citibank NA	4.86%	Russell 2000® Index	1,762,352
29,018,256	4/10/2023	Goldman Sachs International	4.97%	Russell 2000® Index	(3,558,627)
102,852,901	11/6/2023	Morgan Stanley & Co. International plc	5.02%	Russell 2000® Index	(8,893,905)
80,872,478	4/8/2024	Societe Generale	4.92%	Russell 2000® Index	(209,675)
44,641,866	3/7/2023	UBS AG	4.57%	Russell 2000® Index	(17,318,947)
437,753,206					(91,720,608)
				Total Unrealized Appreciation	1,762,352
				Total Unrealized Depreciation	(93,482,960)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.0%

Aerospace & Defense - 1.6%
Boeing Co. (The)*	31,723	6,393,771
General Dynamics Corp.	12,739	2,903,346
Howmet Aerospace, Inc.	20,862	879,959
Huntington Ingalls Industries, Inc.	2,284	491,517
L3Harris Technologies, Inc.	10,789	2,278,529
Lockheed Martin Corp.	13,219	6,269,243
Northrop Grumman Corp.	8,244	3,826,123
Raytheon Technologies Corp.	83,481	8,188,651
Textron, Inc.	11,829	857,957
TransDigm Group, Inc.	2,928	2,178,051
		34,267,147
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	6,653	665,034
Expeditors International of Washington, Inc.	9,054	946,686
FedEx Corp.	13,656	2,775,173
United Parcel Service, Inc., Class B	41,429	7,560,378
		11,947,271
Airlines - 0.2%
Alaska Air Group, Inc.*	7,139	341,458
American Airlines Group, Inc.*	36,873	589,231
Delta Air Lines, Inc.*	36,433	1,396,841
Southwest Airlines Co.	33,726	1,132,519
United Airlines Holdings, Inc.*	18,579	965,365
		4,425,414
Auto Components - 0.1%
Aptiv plc*	15,401	1,790,828
BorgWarner, Inc.	13,322	669,830
		2,460,658
Automobiles - 1.7%
Ford Motor Co.	224,161	2,705,623
General Motors Co.	80,573	3,121,398
Tesla, Inc.*	152,257	31,320,788
		37,147,809
Banks - 3.4%
Bank of America Corp.	396,093	13,585,990
Citigroup, Inc.	109,994	5,575,596
Citizens Financial Group, Inc.	28,018	1,170,032
Comerica, Inc.	7,439	521,474
Fifth Third Bancorp	38,978	1,414,901
First Republic Bank	10,449	1,285,331
Huntington Bancshares, Inc.	81,843	1,253,835
JPMorgan Chase & Co.	166,479	23,864,765
KeyCorp	52,861	966,828
M&T Bank Corp.	9,773	1,517,649
PNC Financial Services Group, Inc. (The)	22,855	3,609,261
Regions Financial Corp.	53,018	1,236,380
Signature Bank	3,533	406,472
SVB Financial Group*	3,325	957,966
Truist Financial Corp.	75,330	3,536,743
US Bancorp	76,764	3,663,946
Wells Fargo & Co.	216,286	10,115,696
Zions Bancorp NA	8,504	430,472
		75,113,337
Beverages - 1.5%
Brown-Forman Corp., Class B	10,445	677,567
Coca-Cola Co. (The)	220,908	13,146,235
Constellation Brands, Inc., Class A	9,248	2,068,778
Keurig Dr Pepper, Inc.	48,172	1,664,343
Molson Coors Beverage Co., Class B	10,644	566,154
Monster Beverage Corp.*	21,569	2,194,861
PepsiCo, Inc.	78,157	13,562,584
		33,880,522
Biotechnology - 1.9%
AbbVie, Inc.	100,328	15,440,479
Amgen, Inc.	30,299	7,019,066
Biogen, Inc.*	8,195	2,211,503
Gilead Sciences, Inc.	71,205	5,734,139
Incyte Corp.*	10,549	812,062
Moderna, Inc.*	18,694	2,594,914
Regeneron Pharmaceuticals, Inc.*	6,144	4,672,020
Vertex Pharmaceuticals, Inc.*	14,593	4,236,202
		42,720,385
Building Products - 0.4%
A O Smith Corp.	7,140	468,598
Allegion plc	4,967	559,831
Carrier Global Corp.	47,424	2,135,503
Johnson Controls International plc	39,090	2,451,725
Masco Corp.	12,763	669,164
Trane Technologies plc	13,017	2,407,754
		8,692,575
Capital Markets - 2.7%
Ameriprise Financial, Inc.	6,103	2,092,536
Bank of New York Mellon Corp. (The)	41,746	2,124,036
BlackRock, Inc.	8,526	5,878,080
Cboe Global Markets, Inc.	6,082	767,366
Charles Schwab Corp. (The)	86,558	6,744,599
CME Group, Inc.	20,466	3,793,578
FactSet Research Systems, Inc.	2,177	902,475
Franklin Resources, Inc.	16,046	472,876
Goldman Sachs Group, Inc. (The)	19,271	6,776,647
Intercontinental Exchange, Inc.	31,650	3,221,970
Invesco Ltd.	25,831	456,175
MarketAxess Holdings, Inc.	2,146	732,752
Moody’s Corp.	8,959	2,599,454
Morgan Stanley	74,772	7,215,498
MSCI, Inc.	4,499	2,349,153
Nasdaq, Inc.	19,283	1,081,005
Northern Trust Corp.	11,813	1,125,425
Raymond James Financial, Inc.	10,916	1,183,949
S&P Global, Inc.	18,863	6,436,056
State Street Corp.	20,786	1,843,302
T. Rowe Price Group, Inc.	12,715	1,427,640
		59,224,572
Chemicals - 1.6%
Air Products and Chemicals, Inc.	12,615	3,607,638
Albemarle Corp.	6,619	1,683,278
Celanese Corp.	5,628	654,142
CF Industries Holdings, Inc.	11,119	955,011
Corteva, Inc.	40,507	2,523,181
Dow, Inc.	39,949	2,285,083
DuPont de Nemours, Inc.	28,215	2,060,541
Eastman Chemical Co.	6,781	577,741
Ecolab, Inc.	14,015	2,233,571
FMC Corp.	7,222	932,721
International Flavors & Fragrances, Inc.	14,496	1,351,027
Linde plc	28,126	9,798,255

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	14,439	1,386,000
Mosaic Co. (The)	19,376	1,030,609
PPG Industries, Inc.	13,355	1,763,661
Sherwin-Williams Co. (The)	13,405	2,967,197
		35,809,656
Commercial Services & Supplies - 0.4%
Cintas Corp.	4,955	2,172,619
Copart, Inc.*	24,336	1,714,715
Republic Services, Inc.	11,608	1,496,619
Rollins, Inc.	13,124	461,965
Waste Management, Inc.	21,257	3,183,448
		9,029,366
Communications Equipment - 0.8%
Arista Networks, Inc.*	13,999	1,941,661
Cisco Systems, Inc.	233,098	11,286,605
F5, Inc.*	3,382	483,558
Juniper Networks, Inc.	18,448	567,830
Motorola Solutions, Inc.	9,502	2,497,221
		16,776,875
Construction & Engineering - 0.1%
Quanta Services, Inc.	8,127	1,311,698

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,523	1,267,822
Vulcan Materials Co.	7,546	1,365,147
		2,632,969
Consumer Finance - 0.5%
American Express Co.	33,833	5,886,604
Capital One Financial Corp.	21,591	2,355,146
Discover Financial Services	15,540	1,740,480
Synchrony Financial	25,582	913,533
		10,895,763
Containers & Packaging - 0.2%
Amcor plc	84,506	941,397
Avery Dennison Corp.	4,561	830,969
Ball Corp.	17,773	999,020
International Paper Co.	20,243	736,643
Packaging Corp. of America	5,216	713,131
Sealed Air Corp.	8,242	400,726
Westrock Co.	14,467	454,264
		5,076,150
Distributors - 0.1%
Genuine Parts Co.	8,019	1,418,240
LKQ Corp.	14,429	826,637
Pool Corp.	2,232	796,512
		3,041,389
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	102,231	31,198,857

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	404,561	7,650,248
Lumen Technologies, Inc.	53,972	183,505
Verizon Communications, Inc.	238,302	9,248,501
		17,082,254
Electric Utilities - 1.6%
Alliant Energy Corp.	14,270	731,623
American Electric Power Co., Inc.	29,171	2,566,173
Constellation Energy Corp.	18,585	1,391,831
Duke Energy Corp.	43,734	4,122,367
Edison International	21,602	1,430,268
Entergy Corp.	11,609	1,194,218
Evergy, Inc.	12,978	763,236
Eversource Energy	19,721	1,486,174
Exelon Corp.	56,433	2,279,329
FirstEnergy Corp.	30,804	1,217,990
NextEra Energy, Inc.	112,763	8,009,556
NRG Energy, Inc.	13,023	427,024
PG&E Corp.*	91,315	1,426,340
Pinnacle West Capital Corp.	6,426	473,468
PPL Corp.	41,795	1,131,391
Southern Co. (The)	61,755	3,894,270
Xcel Energy, Inc.	31,074	2,006,448
		34,551,706
Electrical Equipment - 0.5%
AMETEK, Inc.	12,977	1,837,024
Eaton Corp. plc	22,600	3,953,418
Emerson Electric Co.	33,591	2,778,312
Generac Holdings, Inc.*	3,560	427,235
Rockwell Automation, Inc.	6,519	1,922,649
		10,918,638
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	33,761	2,617,153
CDW Corp.	7,656	1,549,727
Corning, Inc.	43,221	1,467,353
Keysight Technologies, Inc.*	10,134	1,621,035
TE Connectivity Ltd.	18,058	2,299,144
Teledyne Technologies, Inc.*	2,653	1,140,976
Trimble, Inc.*	13,945	725,977
Zebra Technologies Corp., Class A*	2,927	878,832
		12,300,197
Energy Equipment & Services - 0.4%
Baker Hughes Co.	56,862	1,739,977
Halliburton Co.	51,530	1,866,932
Schlumberger Ltd.	80,445	4,280,478
		7,887,387
Entertainment - 1.2%
Activision Blizzard, Inc.	40,469	3,085,761
Electronic Arts, Inc.	14,876	1,650,344
Live Nation Entertainment, Inc.*(b)	8,134	586,136
Netflix, Inc.*	25,264	8,138,292
Take-Two Interactive Software, Inc.*	8,969	982,554
Walt Disney Co. (The)*	103,557	10,315,313
Warner Bros Discovery, Inc.*	125,445	1,959,451
		26,717,851
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	8,485	1,270,883
American Tower Corp.	26,388	5,225,088
AvalonBay Communities, Inc.	7,953	1,372,052
Boston Properties, Inc.	8,121	531,763
Camden Property Trust	6,111	701,298
Crown Castle, Inc.	24,588	3,214,881
Digital Realty Trust, Inc.	16,337	1,702,806
Equinix, Inc.	5,216	3,590,016
Equity Residential	19,345	1,209,449
Essex Property Trust, Inc.	3,671	837,208
Extra Space Storage, Inc.	7,567	1,245,907
Federal Realty Investment Trust	4,160	444,205
Healthpeak Properties, Inc.	30,470	733,108
Host Hotels & Resorts, Inc.	40,533	680,954
Invitation Homes, Inc.	32,899	1,028,423
Iron Mountain, Inc.	16,532	872,063
Kimco Realty Corp.	35,027	721,907

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	6,518	1,043,532
Prologis, Inc.	52,365	6,461,841
Public Storage	8,990	2,687,561
Realty Income Corp.	35,616	2,277,643
Regency Centers Corp.	8,718	548,362
SBA Communications Corp.	6,119	1,586,963
Simon Property Group, Inc.	18,580	2,268,432
UDR, Inc.	17,391	745,030
Ventas, Inc.	22,686	1,103,674
VICI Properties, Inc.	54,762	1,836,170
Welltower, Inc.	26,823	1,988,121
Weyerhaeuser Co.	41,785	1,305,781
		49,235,121
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	25,130	12,167,444
Kroger Co. (The)	36,963	1,594,584
Sysco Corp.	28,733	2,142,620
Walgreens Boots Alliance, Inc.	40,761	1,448,238
Walmart, Inc.	80,102	11,384,897
		28,737,783
Food Products - 1.0%
Archer-Daniels-Midland Co.	31,189	2,482,644
Campbell Soup Co.	11,464	602,089
Conagra Brands, Inc.	27,130	987,803
General Mills, Inc.	33,713	2,680,521
Hershey Co. (The)	8,333	1,985,920
Hormel Foods Corp.	16,457	730,362
J M Smucker Co. (The)	6,112	903,904
Kellogg Co.	14,549	959,361
Kraft Heinz Co. (The)	45,206	1,760,322
Lamb Weston Holdings, Inc.	8,184	823,638
McCormick & Co., Inc. (Non-Voting)	14,243	1,058,540
Mondelez International, Inc., Class A	77,518	5,052,623
Tyson Foods, Inc., Class A	16,465	975,387
		21,003,114
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	7,953	897,178

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	98,989	10,069,161
Align Technology, Inc.*	4,133	1,279,163
Baxter International, Inc.	28,586	1,142,011
Becton Dickinson and Co.	16,170	3,792,673
Boston Scientific Corp.*	81,340	3,800,205
Cooper Cos., Inc. (The)	2,788	911,592
DENTSPLY SIRONA, Inc.	12,176	463,540
Dexcom, Inc.*	21,888	2,429,787
Edwards Lifesciences Corp.*	34,994	2,814,917
GE HealthCare Technologies, Inc.*	21,030	1,598,280
Hologic, Inc.*	14,144	1,126,428
IDEXX Laboratories, Inc.*	4,662	2,206,245
Intuitive Surgical, Inc.*	20,063	4,602,252
Medtronic plc	75,476	6,249,413
ResMed, Inc.	8,262	1,759,806
STERIS plc	5,632	1,058,985
Stryker Corp.	19,123	5,027,054
Teleflex, Inc.	2,655	632,501
Zimmer Biomet Holdings, Inc.	11,895	1,473,434
		52,437,447
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	9,224	1,434,886
Cardinal Health, Inc.	14,869	1,125,732
Centene Corp.*	32,148	2,198,923
Cigna Group (The)	17,373	5,074,653
CVS Health Corp.	74,582	6,230,580
DaVita, Inc.*	3,128	257,309
Elevance Health, Inc.	13,621	6,397,375
HCA Healthcare, Inc.	11,978	2,916,044
Henry Schein, Inc.*	7,665	600,246
Humana, Inc.	7,202	3,565,134
Laboratory Corp. of America Holdings	5,032	1,204,460
McKesson Corp.	8,070	2,822,967
Molina Healthcare, Inc.*	3,338	919,052
Quest Diagnostics, Inc.	6,472	895,466
UnitedHealth Group, Inc.	52,994	25,221,964
Universal Health Services, Inc., Class B	3,606	481,653
		61,346,444
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.*	2,216	5,593,184
Caesars Entertainment, Inc.*	12,167	617,597
Carnival Corp.*(b)	56,860	603,853
Chipotle Mexican Grill, Inc.*	1,523	2,270,915
Darden Restaurants, Inc.	6,961	995,353
Domino’s Pizza, Inc.	2,010	590,960
Expedia Group, Inc.*	8,549	931,585
Hilton Worldwide Holdings, Inc.	15,369	2,220,974
Las Vegas Sands Corp.*	18,583	1,067,965
Marriott International, Inc., Class A	15,299	2,589,203
McDonald’s Corp.	41,477	10,946,195
MGM Resorts International	18,093	778,180
Norwegian Cruise Line Holdings Ltd.*	23,850	353,457
Royal Caribbean Cruises Ltd.*	12,525	884,766
Starbucks Corp.	65,095	6,645,549
Wynn Resorts Ltd.*	5,860	635,048
Yum! Brands, Inc.	15,994	2,033,797
		39,758,581
Household Durables - 0.3%
DR Horton, Inc.	17,706	1,637,451
Garmin Ltd.	8,676	851,376
Lennar Corp., Class A	14,487	1,401,472
Mohawk Industries, Inc.*	2,993	307,830
Newell Brands, Inc.	21,414	314,572
NVR, Inc.*	183	946,772
PulteGroup, Inc.	12,862	703,166
Whirlpool Corp.	3,100	427,738
		6,590,377
Household Products - 1.2%
Church & Dwight Co., Inc.	13,820	1,157,840
Clorox Co. (The)	7,022	1,091,500
Colgate-Palmolive Co.	47,367	3,472,001
Kimberly-Clark Corp.	19,211	2,402,335
Procter & Gamble Co. (The)	134,473	18,498,106
		26,621,782
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	37,899	935,347

Industrial Conglomerates - 0.7%
3M Co.	31,404	3,383,467
General Electric Co.	61,960	5,248,632

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Honeywell International, Inc.	38,159	7,306,685
		15,938,784
Insurance - 2.0%
Aflac, Inc.	32,121	2,189,046
Allstate Corp. (The)	14,984	1,929,640
American International Group, Inc.	42,179	2,577,559
Aon plc, Class A	11,719	3,563,162
Arch Capital Group Ltd.*	20,950	1,466,500
Arthur J Gallagher & Co.	11,898	2,229,090
Assurant, Inc.	3,000	382,170
Brown & Brown, Inc.	13,359	749,039
Chubb Ltd.	23,550	4,969,521
Cincinnati Financial Corp.	8,933	1,078,213
Everest Re Group Ltd.	2,239	859,709
Globe Life, Inc.	5,145	626,095
Hartford Financial Services Group, Inc. (The)	18,057	1,413,502
Lincoln National Corp.	8,718	276,535
Loews Corp.	11,172	682,497
Marsh & McLennan Cos., Inc.	28,163	4,566,349
MetLife, Inc.	37,446	2,686,002
Principal Financial Group, Inc.	12,844	1,150,309
Progressive Corp. (The)	33,232	4,769,457
Prudential Financial, Inc.	20,849	2,084,900
Travelers Cos., Inc. (The)	13,327	2,467,094
W R Berkley Corp.	11,629	769,723
Willis Towers Watson plc	6,156	1,442,720
		44,928,832
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A*	338,993	30,529,709
Alphabet, Inc., Class C*	300,506	27,135,692
Match Group, Inc.*	15,845	656,300
Meta Platforms, Inc., Class A*	127,598	22,321,994
		80,643,695
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc.*	503,840	47,476,843
eBay, Inc.	30,728	1,410,415
Etsy, Inc.*	7,204	874,638
		49,761,896
IT Services - 3.7%
Accenture plc, Class A	35,752	9,493,944
Akamai Technologies, Inc.*	8,938	648,899
Automatic Data Processing, Inc.	23,536	5,173,683
Broadridge Financial Solutions, Inc.	6,650	936,187
Cognizant Technology Solutions Corp., Class A	29,176	1,827,293
DXC Technology Co.*	13,000	360,620
EPAM Systems, Inc.*	3,283	1,010,015
Fidelity National Information Services, Inc.	33,702	2,135,696
Fiserv, Inc.*	35,962	4,138,866
FleetCor Technologies, Inc.*	4,202	902,547
Gartner, Inc.*	4,495	1,473,506
Global Payments, Inc.	15,375	1,725,075
International Business Machines Corp.	51,283	6,630,892
Jack Henry & Associates, Inc.	4,153	682,089
Mastercard, Inc., Class A	48,117	17,095,489
Paychex, Inc.	18,256	2,015,462
PayPal Holdings, Inc.*	64,741	4,764,938
VeriSign, Inc.*	5,252	1,033,751
Visa, Inc., Class A	92,788	20,407,793
		82,456,745
Leisure Products - 0.0%(c)
Hasbro, Inc.	7,381	406,029

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	16,795	2,384,386
Bio-Rad Laboratories, Inc., Class A*	1,239	592,044
Bio-Techne Corp.	8,888	645,624
Charles River Laboratories International, Inc.*	2,881	631,919
Danaher Corp.	37,110	9,185,838
Illumina, Inc.*	8,941	1,781,047
IQVIA Holdings, Inc.*	10,525	2,194,147
Mettler-Toledo International, Inc.*	1,285	1,842,317
PerkinElmer, Inc.	7,181	894,537
Thermo Fisher Scientific, Inc.	22,310	12,086,666
Waters Corp.*	3,356	1,043,347
West Pharmaceutical Services, Inc.	4,217	1,336,915
		34,618,787
Machinery - 1.6%
Caterpillar, Inc.	29,484	7,062,892
Cummins, Inc.	8,022	1,949,988
Deere & Co.	15,614	6,546,013
Dover Corp.	7,982	1,196,502
Fortive Corp.	20,088	1,339,066
IDEX Corp.	4,302	967,864
Illinois Tool Works, Inc.	15,860	3,697,917
Ingersoll Rand, Inc.	22,940	1,332,126
Nordson Corp.	3,058	671,659
Otis Worldwide Corp.	23,690	2,004,648
PACCAR, Inc.	29,529	2,131,958
Parker-Hannifin Corp.	7,265	2,556,190
Pentair plc	9,406	526,172
Snap-on, Inc.	3,018	750,516
Stanley Black & Decker, Inc.	8,401	719,210
Westinghouse Air Brake Technologies Corp.	10,394	1,084,406
Xylem, Inc.	10,219	1,048,980
		35,586,107
Media - 0.7%
Charter Communications, Inc., Class A*	6,082	2,235,804
Comcast Corp., Class A	244,790	9,098,844
DISH Network Corp., Class A*	14,290	163,049
Fox Corp., Class A	17,137	600,138
Fox Corp., Class B	7,920	255,420
Interpublic Group of Cos., Inc. (The)	22,014	782,377
News Corp., Class A	21,631	370,972
News Corp., Class B	6,660	114,951
Omnicom Group, Inc.	11,638	1,054,054
Paramount Global, Class B	28,695	614,647
		15,290,256
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	81,123	3,323,609
Newmont Corp.	45,034	1,963,933
Nucor Corp.	14,581	2,441,443
Steel Dynamics, Inc.	9,436	1,189,974
		8,918,959
Multiline Retail - 0.4%
Dollar General Corp.	12,765	2,761,070

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Dollar Tree, Inc.*	11,879	1,725,781
Target Corp.	26,114	4,400,209
		8,887,060
Multi-Utilities - 0.7%
Ameren Corp.	14,709	1,216,581
CenterPoint Energy, Inc.	35,761	994,871
CMS Energy Corp.	16,506	973,359
Consolidated Edison, Inc.	20,199	1,804,781
Dominion Energy, Inc.	47,229	2,626,877
DTE Energy Co.	10,924	1,198,472
NiSource, Inc.	23,057	632,454
Public Service Enterprise Group, Inc.	28,251	1,707,208
Sempra Energy	17,843	2,675,736
WEC Energy Group, Inc.	17,909	1,587,812
		15,418,151
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	18,301	702,392
Chevron Corp.	100,978	16,234,233
ConocoPhillips	70,677	7,304,468
Coterra Energy, Inc.	44,803	1,118,731
Devon Energy Corp.	37,020	1,996,118
Diamondback Energy, Inc.	10,010	1,407,206
EOG Resources, Inc.	33,371	3,771,590
EQT Corp.	20,790	689,812
Exxon Mobil Corp.	233,703	25,686,297
Hess Corp.	15,748	2,121,256
Kinder Morgan, Inc.	112,278	1,915,463
Marathon Oil Corp.	35,947	904,067
Marathon Petroleum Corp.	26,611	3,289,120
Occidental Petroleum Corp.	41,279	2,417,298
ONEOK, Inc.	25,325	1,657,521
Phillips 66	26,833	2,751,993
Pioneer Natural Resources Co.	13,512	2,707,940
Targa Resources Corp.	12,834	950,999
Valero Energy Corp.	21,843	2,877,378
Williams Cos., Inc. (The)	69,158	2,081,656
		82,585,538
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	13,112	3,186,872

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	120,677	8,321,886
Catalent, Inc.*	10,204	696,117
Eli Lilly & Co.	44,813	13,946,702
Johnson & Johnson	148,364	22,738,267
Merck & Co., Inc.	143,861	15,283,792
Organon & Co.	14,463	354,199
Pfizer, Inc.	318,572	12,924,466
Viatris, Inc.	68,873	785,152
Zoetis, Inc.	26,417	4,411,639
		79,462,220
Professional Services - 0.3%
CoStar Group, Inc.*	23,088	1,631,398
Equifax, Inc.	6,964	1,410,419
Jacobs Solutions, Inc.	7,197	860,041
Leidos Holdings, Inc.	7,731	750,448
Robert Half International, Inc.	6,172	497,587
Verisk Analytics, Inc.	8,850	1,514,324
		6,664,217
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	17,943	1,527,667

Road & Rail - 0.7%
CSX Corp.	119,330	3,638,372
JB Hunt Transport Services, Inc.	4,662	842,843
Norfolk Southern Corp.	13,126	2,950,987
Old Dominion Freight Line, Inc.	5,154	1,748,546
Union Pacific Corp.	34,800	7,213,344
		16,394,092
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc.*	91,467	7,187,516
Analog Devices, Inc.	29,200	5,357,324
Applied Materials, Inc.	48,886	5,678,109
Broadcom, Inc.	22,945	13,635,984
Enphase Energy, Inc.*	7,690	1,618,976
First Solar, Inc.*	5,593	946,000
Intel Corp.	234,205	5,838,731
KLA Corp.	8,065	3,059,700
Lam Research Corp.	7,714	3,749,081
Microchip Technology, Inc.	31,225	2,530,162
Micron Technology, Inc.	61,687	3,566,742
Monolithic Power Systems, Inc.	2,491	1,206,366
NVIDIA Corp.	141,308	32,806,065
NXP Semiconductors NV	14,745	2,631,687
ON Semiconductor Corp.*	24,558	1,901,035
Qorvo, Inc.*	5,720	577,091
QUALCOMM, Inc.	63,659	7,863,796
Skyworks Solutions, Inc.	9,076	1,012,609
SolarEdge Technologies, Inc.*	3,186	1,012,893
Teradyne, Inc.	8,819	891,954
Texas Instruments, Inc.	51,513	8,831,904
		111,903,725
Software - 7.3%
Adobe, Inc.*	26,344	8,534,139
ANSYS, Inc.*	5,002	1,518,657
Autodesk, Inc.*	12,232	2,430,376
Cadence Design Systems, Inc.*	15,591	3,008,128
Ceridian HCM Holding, Inc.*	8,692	633,908
Fortinet, Inc.*	36,784	2,186,441
Gen Digital, Inc.	32,881	641,508
Intuit, Inc.	16,004	6,516,509
Microsoft Corp.	422,962	105,495,182
Oracle Corp.	87,209	7,622,067
Paycom Software, Inc.*	2,801	809,657
PTC, Inc.*	6,065	760,126
Roper Technologies, Inc.	6,085	2,617,767
Salesforce, Inc.*	56,790	9,291,412
ServiceNow, Inc.*	11,537	4,985,945
Synopsys, Inc.*	8,651	3,146,888
Tyler Technologies, Inc.*	2,390	767,787
		160,966,497
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	3,381	490,110
AutoZone, Inc.*	1,081	2,687,950
Bath & Body Works, Inc.	12,897	527,100
Best Buy Co., Inc.	11,437	950,529
CarMax, Inc.*	8,985	620,324
Home Depot, Inc. (The)	58,074	17,221,264
Lowe’s Cos., Inc.	35,254	7,253,511
O’Reilly Automotive, Inc.*	3,513	2,916,141
Ross Stores, Inc.	19,628	2,169,679
TJX Cos., Inc. (The)	65,859	5,044,799

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Shares	Value ($)
Tractor Supply Co.	6,248	1,457,409
Ulta Beauty, Inc.*	2,901	1,505,039
		42,843,855
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	848,372	125,058,517
Hewlett Packard Enterprise Co.	72,973	1,139,109
HP, Inc.	50,208	1,482,140
NetApp, Inc.	12,355	797,515
Seagate Technology Holdings plc	10,880	702,413
Western Digital Corp.*	18,030	693,794
		129,873,488
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	71,452	8,487,783
Ralph Lauren Corp.	2,356	278,455
Tapestry, Inc.	13,717	596,827
VF Corp.	18,695	464,010
		9,827,075
Tobacco - 0.6%
Altria Group, Inc.	101,677	4,720,863
Philip Morris International, Inc.	88,034	8,565,708
		13,286,571
Trading Companies & Distributors - 0.2%
Fastenal Co.	32,546	1,678,072
United Rentals, Inc.	3,930	1,841,323
WW Grainger, Inc.	2,512	1,679,096
		5,198,491
Water Utilities - 0.1%
American Water Works Co., Inc.	10,392	1,458,829

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	33,796	4,805,115

TOTAL COMMON STOCKS (Cost $2,248,976,589)		1,885,513,173

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 41.7%

REPURCHASE AGREEMENTS(d) - 1.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $32,336,224
(Cost $32,332,211)	32,332,211	32,332,211

U.S. TREASURY OBLIGATIONS - 40.2%
U.S. Treasury Bills
3.68%, 3/16/2023(e)	100,000,000	99,813,229
4.40%, 3/21/2023(e)	50,000,000	49,875,410
3.84%, 3/23/2023(e)	150,000,000	149,603,656
4.25%, 3/30/2023(e)	50,000,000	49,824,490
4.15%, 4/6/2023(e)	75,000,000	74,668,950
4.54%, 4/20/2023(e)	75,000,000	74,522,500
4.53%, 5/18/2023(e)	75,000,000	74,243,156
4.68%, 5/25/2023(e)	100,000,000	98,906,806
4.82%, 6/13/2023(e)	25,000,000	24,656,583
4.64%, 6/15/2023(e)	75,000,000	73,966,444
4.72%, 6/22/2023(e)	25,000,000	24,631,377
4.69%, 7/13/2023(e)	50,000,000	49,116,903
5.03%, 8/24/2023(e)	50,000,000	48,805,685
TOTAL U.S. TREASURY OBLIGATIONS (Cost $892,860,411)		892,635,189

TOTAL SHORT-TERM INVESTMENTS (Cost $925,192,622)		924,967,400
Total Investments - 126.7% (Cost $3,174,169,211)		2,810,480,573
Liabilities in excess of other assets - (26.7%)		(592,280,719)
Net Assets - 100.0%		2,218,199,854

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,672,024,702.
(b)	The security or a portion of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $62,210, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.75%, and maturity dates ranging from March 15, 2023 – February 15, 2052. The total value of collateral is $64,243.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of February 28, 2023.

UltraPro S&P500®
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Purchased
UltraPro S&P500® had the following open long futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,011	3/17/2023	USD	$200,961,525	$3,611,837

Swap Agreements
UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
770,594,204	5/8/2023	Bank of America NA	4.92%	S&P 500®	(151,687,417)
622,269,401	5/8/2023	BNP Paribas SA	5.17%	S&P 500®	(176,739,206)
415,456,347	4/10/2023	Citibank NA	5.23%	S&P 500®	(80,885,073)
485,303,196	4/8/2024	Goldman Sachs International	5.17%	S&P 500®	(50,316,428)
621,010,863	5/8/2023	J.P. Morgan Securities	4.97%	S&P 500®	(215,792,436)
450,588,204	4/10/2023	Morgan Stanley & Co. International plc	5.12%	S&P 500®	(110,818,509)
573,384,944	4/8/2024	Societe Generale	5.07%	S&P 500®	(23,614,280)
629,888,118	3/7/2023	UBS AG	5.07%	S&P 500®	(169,969,825)
4,568,495,277					(979,823,174)
				Total Unrealized Depreciation	(979,823,174)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short 20+ Year Treasury Schedule of Portfolio Investments February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 78.6%

REPURCHASE AGREEMENTS(a) - 18.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $66,104,139
(Cost $66,095,933)	66,095,933	66,095,933

U.S. TREASURY OBLIGATIONS(b) - 60.6%
U.S. Treasury Bills
3.84%, 3/23/2023(c)	75,000,000	74,801,828
4.15%, 4/6/2023(c)	75,000,000	74,668,950
4.90%, 6/27/2023(c)	25,000,000	24,605,233
4.84%, 8/10/2023(c)	50,000,000	48,919,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $223,062,616)		222,995,167

TOTAL SHORT-TERM INVESTMENTS (Cost $289,158,549)		289,091,100
Total Investments - 78.6% (Cost $289,158,549)		289,091,100
Other assets less liabilities - 21.4%		78,600,103
Net Assets - 100.0%		367,691,203

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,588,588.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraPro Short 20+ Year Treasury Schedule of Portfolio Investments February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	58	6/21/2023	USD	$7,277,188	$47,015

Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(192,201,912)	12/7/2023	Bank of America NA	(4.27)%	ICE U.S. Treasury 20+ Year Bond Index	(6,710,246)
(141,439,124)	12/7/2023	Citibank NA	(4.12)%	ICE U.S. Treasury 20+ Year Bond Index	(7,409,606)
(245,200,857)	1/9/2024	Goldman Sachs International	(4.15)%	ICE U.S. Treasury 20+ Year Bond Index	(4,131,627)
(234,441,131)	1/9/2024	Morgan Stanley & Co. International plc	(4.40)%	ICE U.S. Treasury 20+ Year Bond Index	(7,282,836)
(76,326,276)	1/16/2024	Societe Generale	(4.29)%	ICE U.S. Treasury 20+ Year Bond Index	33,800,918
(211,592,327)	12/5/2023	UBS AG	(4.12)%	ICE U.S. Treasury 20+ Year Bond Index	10,238,853
(1,101,201,627)					18,505,456
				Total Unrealized Appreciation	44,039,771
				Total Unrealized Depreciation	(25,534,315)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Dow30SM
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.4%

REPURCHASE AGREEMENTS(a) - 4.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $29,658,947
(Cost $29,655,266)	29,655,266	29,655,266

U.S. TREASURY OBLIGATIONS(b) - 90.4%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	25,000,000	24,996,966
4.07%, 3/7/2023(c)	25,000,000	24,981,624
4.14%, 3/9/2023(c)	25,000,000	24,975,090
4.25%, 3/16/2023(c)	100,000,000	99,813,229
4.40%, 3/21/2023(c)	50,000,000	49,875,410
3.84%, 3/23/2023(c)	50,000,000	49,867,885
4.25%, 3/30/2023(c)	50,000,000	49,824,490
4.15%, 4/6/2023(c)	50,000,000	49,779,300
4.56%, 4/13/2023(c)	50,000,000	49,733,564
4.52%, 4/18/2023(c)	25,000,000	24,846,708
4.54%, 4/20/2023(c)	75,000,000	74,522,500
4.61%, 5/2/2023(c)	50,000,000	49,599,218
4.44%, 5/18/2023(c)	100,000,000	98,990,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $671,954,939)		671,806,859

TOTAL SHORT-TERM INVESTMENTS (Cost $701,610,205)		701,462,125
Total Investments - 94.4% (Cost $701,610,205)		701,462,125
Other assets less liabilities - 5.6%		41,461,435
Net Assets - 100.0%		742,923,560

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $134,358,800.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraPro Short Dow30SM
Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	172	3/17/2023	USD	$28,106,520	$1,265,427

Swap Agreements
UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(160,442,367)	5/8/2023	Bank of America NA	(4.77)%	Dow Jones Industrial AverageSM	17,433,633
(467,252,064)	11/6/2023	Barclays Capital	(4.77)%	Dow Jones Industrial AverageSM	(8,719,188)
(261,449,540)	5/8/2023	BNP Paribas SA	(4.87)%	Dow Jones Industrial AverageSM	13,740,606
(146,302,016)	4/10/2023	Citibank NA	(5.05)%	Dow Jones Industrial AverageSM	(17,281,558)
(66,652,325)	3/7/2023	Goldman Sachs International	(4.92)%	Dow Jones Industrial AverageSM	5,147,884
(260,273,899)	4/10/2023	Morgan Stanley & Co. International plc	(4.37)%	Dow Jones Industrial AverageSM	35,226,310
(324,215,717)	4/10/2023	Societe Generale	(4.67)%	Dow Jones Industrial AverageSM	(24,606,788)
(514,105,578)	3/7/2023	UBS AG	(4.42)%	Dow Jones Industrial AverageSM	24,597,028
(2,200,693,506)					45,537,927
				Total Unrealized Appreciation	96,145,461
				Total Unrealized Depreciation	(50,607,534)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short MidCap400 Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.3%

REPURCHASE AGREEMENTS(a) - 70.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $5,719,965
(Cost $5,719,255)	5,719,255	5,719,255

Total Investments - 70.3% (Cost $5,719,255)		5,719,255
Other assets less liabilities - 29.7%		2,418,179
Net Assets - 100.0%		8,137,434

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400 Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	3/17/2023	USD	$260,320	$(7,482)

Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,205,512)	3/6/2024	Bank of America NA	(4.67)%	S&P MidCap 400®	(371,697)
(2,468,197)	5/8/2023	BNP Paribas SA	(4.72)%	S&P MidCap 400®	425,096
(8,616,583)	4/8/2024	Citibank NA	(4.77)%	S&P MidCap 400®	(1,115,046)
(4,158,743)	4/10/2023	Morgan Stanley & Co. International plc	(4.37)%	S&P MidCap 400®	6,800
(6,702,365)	3/7/2023	Societe Generale	(4.30)%	S&P MidCap 400®	(1,041,052)
(24,151,400)					(2,095,899)
				Total Unrealized Appreciation	431,896
				Total Unrealized Depreciation	(2,527,795)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short QQQ Schedule of Portfolio Investments February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.6%

REPURCHASE AGREEMENTS(a) - 4.4%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $245,317,310
(Cost $245,286,860)	245,286,860	245,286,860

U.S. TREASURY OBLIGATIONS(b) - 92.2%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	75,000,000	74,990,900
4.19%, 3/14/2023(c)	100,000,000	99,838,162
4.25%, 3/16/2023(c)	300,000,000	299,439,687
4.40%, 3/21/2023(c)	50,000,000	49,875,410
4.23%, 3/30/2023(c)	250,000,000	249,122,448
4.48%, 4/6/2023(c)	200,000,000	199,117,200
4.56%, 4/13/2023(c)	100,000,000	99,467,128
4.52%, 4/18/2023(c)	225,000,000	223,620,374
4.56%, 4/20/2023(c)	450,000,000	447,134,998
4.61%, 5/2/2023(c)	100,000,000	99,198,435
4.58%, 5/11/2023(c)	300,000,000	297,247,272
4.53%, 5/18/2023(c)	300,000,000	296,972,625
4.64%, 5/25/2023(c)	200,000,000	197,813,612
4.59%, 6/8/2023(c)	400,000,000	394,878,124
4.82%, 6/13/2023(c)	50,000,000	49,313,166
4.68%, 6/15/2023(c)	75,000,000	73,966,445
4.84%, 6/20/2023(c)	50,000,000	49,264,625
4.72%, 6/22/2023(c)	50,000,000	49,262,753
4.90%, 6/27/2023(c)	50,000,000	49,210,465
4.61%, 6/29/2023(c)	1,000,000,000	984,441,670
4.66%, 7/6/2023(c)	300,000,000	294,983,499
4.72%, 7/13/2023(c)	175,000,000	171,909,161
4.72%, 7/20/2023(c)	125,000,000	122,676,192
4.88%, 8/3/2023(c)	75,000,000	73,460,979
4.84%, 8/10/2023(c)	50,000,000	48,919,156
4.97%, 8/17/2023(c)	100,000,000	97,730,530
5.03%, 8/24/2023(c)	50,000,000	48,805,685
4.68%, 9/7/2023(c)	50,000,000	48,771,861
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,192,860,149)		5,191,432,562

TOTAL SHORT-TERM INVESTMENTS (Cost $5,438,147,009)		5,436,719,422
Total Investments - 96.6% (Cost $5,438,147,009)		5,436,719,422
Other assets less liabilities - 3.4%		189,839,479
Net Assets - 100.0%		5,626,558,901

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,982,671,988.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraPro Short QQQ Schedule of Portfolio Investments February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	981	3/17/2023	USD	$236,857,545	$4,046,100

Swap Agreements
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,187,330,677)	3/7/2023	Bank of America NA	(4.87)%	NASDAQ-100 Index®	32,109,323
(2,375,777,813)	11/6/2023	Barclays Capital	(4.77)%	NASDAQ-100 Index®	(118,186,211)
(2,866,289,487)	3/7/2023	BNP Paribas SA	(4.92)%	NASDAQ-100 Index®	(16,854,342)
(2,565,694,087)	11/6/2023	Citibank NA	(5.05)%	NASDAQ-100 Index®	(216,294,054)
(2,040,284,349)	11/6/2023	Goldman Sachs International	(4.92)%	NASDAQ-100 Index®	(70,414,356)
(351,581,735)	5/8/2023	J.P. Morgan Securities	(4.72)%	NASDAQ-100 Index®	359,162,424
(1,017,920,404)	3/6/2024	Morgan Stanley & Co. International plc	(4.37)%	NASDAQ-100 Index®	(62,139,754)
(1,177,333,988)	11/6/2023	Societe Generale	(5.12)%	NASDAQ-100 Index®	(32,928,717)
(2,061,354,495)	11/6/2023	UBS AG	(4.72)%	NASDAQ-100 Index®	125,024,929
(16,643,567,035)					(520,758)
				Total Unrealized Appreciation	516,296,676
				Total Unrealized Depreciation	(516,817,434)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Russell2000 Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 103.1%

REPURCHASE AGREEMENTS(a) - 20.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $36,261,898
(Cost $36,257,396)	36,257,396	36,257,396

U.S. TREASURY OBLIGATIONS(b) - 82.8%
U.S. Treasury Bills
3.84%, 3/23/2023(c)	50,000,000	49,867,885
4.58%, 6/15/2023(c)	25,000,000	24,655,481
4.90%, 6/27/2023(c)	50,000,000	49,210,466
4.68%, 9/7/2023(c)	25,000,000	24,385,931
TOTAL U.S. TREASURY OBLIGATIONS (Cost $148,160,845)		148,119,763

TOTAL SHORT-TERM INVESTMENTS (Cost $184,418,241)		184,377,159
Total Investments - 103.1% (Cost $184,418,241)		184,377,159
Liabilities in excess of other assets - (3.1%)		(5,468,408)
Net Assets - 100.0%		178,908,751

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $41,817,557.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraPro Short Russell2000 Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	54	3/17/2023	USD	$5,127,570	$77,615

Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(30,004,691)	3/7/2023	Bank of America NA	(3.92)%	Russell 2000® Index	16,367,140
(29,084,651)	11/6/2023	Barclays Capital	(4.67)%	Russell 2000® Index	(7,149,704)
(19,102,689)	3/7/2023	BNP Paribas SA	(4.42)%	Russell 2000® Index	9,645,700
(74,096,429)	11/6/2023	Citibank NA	(4.38)%	Russell 2000® Index	1,120,536
(132,569,249)	11/6/2023	Goldman Sachs International	(4.57)%	Russell 2000® Index	(3,851,143)
(36,501,882)	3/6/2024	Morgan Stanley & Co. International plc	(4.27)%	Russell 2000® Index	(2,868,110)
(85,178,645)	3/6/2024	Societe Generale	(4.22)%	Russell 2000® Index	(8,442,274)
(125,091,417)	11/6/2023	UBS AG	(4.07)%	Russell 2000® Index	(25,607,677)
(531,629,653)					(20,785,532)
				Total Unrealized Appreciation	27,133,376
				Total Unrealized Depreciation	(47,918,908)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short S&P500® Schedule of Portfolio Investments February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 108.9%

REPURCHASE AGREEMENTS(a) - 6.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $87,475,668
(Cost $87,464,807)	87,464,807	87,464,807

U.S. TREASURY OBLIGATIONS(b) - 102.4%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	25,000,000	24,996,966
4.07%, 3/7/2023(c)	100,000,000	99,926,496
4.14%, 3/9/2023(c)	75,000,000	74,925,271
4.19%, 3/14/2023(c)	25,000,000	24,959,541
4.25%, 3/16/2023(c)	50,000,000	49,906,614
4.40%, 3/21/2023(c)	50,000,000	49,875,410
3.84%, 3/23/2023(c)	175,000,000	174,537,599
4.50%, 3/28/2023(c)	100,000,000	99,661,550
4.15%, 4/6/2023(c)	50,000,000	49,779,300
4.56%, 4/13/2023(c)	50,000,000	49,733,564
4.52%, 4/18/2023(c)	50,000,000	49,693,417
4.54%, 4/20/2023(c)	100,000,000	99,363,333
4.58%, 5/11/2023(c)	25,000,000	24,770,606
4.44%, 5/18/2023(c)	100,000,000	98,990,875
4.65%, 5/25/2023(c)	75,000,000	74,180,105
4.82%, 6/13/2023(c)	25,000,000	24,656,583
4.68%, 6/15/2023(c)	25,000,000	24,655,481
4.84%, 6/20/2023(c)	50,000,000	49,264,625
4.72%, 6/22/2023(c)	25,000,000	24,631,377
4.71%, 7/13/2023(c)	100,000,000	98,233,806
4.72%, 7/20/2023(c)	50,000,000	49,070,477
4.88%, 8/3/2023(c)	25,000,000	24,486,993
4.84%, 8/10/2023(c)	50,000,000	48,919,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,389,529,020)		1,389,219,145

TOTAL SHORT-TERM INVESTMENTS (Cost $1,476,993,827)		1,476,683,952
Total Investments - 108.9% (Cost $1,476,993,827)		1,476,683,952
Liabilities in excess of other assets - (8.9%)		(120,680,087)
Net Assets - 100.0%		1,356,003,865

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $452,158,375.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraPro Short S&P500® Schedule of Portfolio Investments February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	361	3/17/2023	USD	$71,757,775	$2,419,991

Swap Agreements
UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(661,049,826)	5/8/2023	Bank of America NA	(4.62)%	S&P 500®	5,322,434
(419,355,034)	3/6/2024	BNP Paribas SA	(4.87)%	S&P 500®	(23,070,802)
(582,274,109)	4/8/2024	Citibank NA	(5.05)%	S&P 500®	(67,642,742)
(562,467,031)	3/7/2023	Goldman Sachs International	(4.92)%	S&P 500®	(82,804)
(463,260,923)	5/8/2023	J.P. Morgan Securities	(4.72)%	S&P 500®	(12,031,522)
(299,389,012)	4/10/2023	Morgan Stanley & Co. International plc	(4.37)%	S&P 500®	220,426
(574,361,600)	3/7/2023	Societe Generale	(4.77)%	S&P 500®	(26,789,082)
(434,137,840)	3/7/2023	UBS AG	(4.72)%	S&P 500®	(11,487,886)
(3,996,295,375)					(135,561,978)
				Total Unrealized Appreciation	5,542,860
				Total Unrealized Depreciation	(141,104,838)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort 7-10 Year Treasury Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.2%

REPURCHASE AGREEMENTS(a) - 76.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $36,038,776
(Cost $36,034,302)	36,034,302	36,034,302

Total Investments - 76.2% (Cost $36,034,302)		36,034,302
Other assets less liabilities - 23.8%		11,280,024
Net Assets - 100.0%		47,314,326

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort 7-10 Year Treasury Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	6	6/21/2023	USD	$670,031	$1,583

Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,074,499)	11/6/2023	Bank of America NA	(4.08)%	ICE U.S. Treasury 7-10 Year Bond Index	(284,114)
(14,594,127)	11/6/2023	Citibank NA	(4.10)%	ICE U.S. Treasury 7-10 Year Bond Index	132,507
(20,283,236)	1/16/2024	Goldman Sachs International	(4.35)%	ICE U.S. Treasury 7-10 Year Bond Index	1,178,056
(50,168,232)	1/16/2024	Societe Generale	(4.29)%	ICE U.S. Treasury 7-10 Year Bond Index	6,931,326
(94,120,094)					7,957,775
				Total Unrealized Appreciation	8,241,889
				Total Unrealized Depreciation	(284,114)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 20+ Year Treasury Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 123.3%

REPURCHASE AGREEMENTS(a) - 14.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $107,671,056
(Cost $107,657,693)	107,657,693	107,657,693

U.S. TREASURY OBLIGATIONS(b) - 108.6%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	25,000,000	24,996,967
4.07%, 3/7/2023(c)	50,000,000	49,963,248
4.14%, 3/9/2023(c)	25,000,000	24,975,090
4.19%, 3/14/2023(c)	125,000,000	124,797,703
3.68%, 3/16/2023(c)	100,000,000	99,813,229
3.84%, 3/23/2023(c)	125,000,000	124,669,714
4.25%, 3/30/2023(c)	25,000,000	24,912,245
4.15%, 4/6/2023(c)	75,000,000	74,668,950
4.55%, 4/20/2023(c)	50,000,000	49,681,666
4.58%, 5/11/2023(c)	25,000,000	24,770,606
4.34%, 5/18/2023(c)	75,000,000	74,243,156
4.61%, 5/25/2023(c)	50,000,000	49,453,403
4.82%, 6/13/2023(c)	25,000,000	24,656,583
4.72%, 6/22/2023(c)	25,000,000	24,631,377
TOTAL U.S. TREASURY OBLIGATIONS (Cost $796,452,717)		796,233,937

TOTAL SHORT-TERM INVESTMENTS (Cost $904,110,410)		903,891,630
Total Investments - 123.3% (Cost $904,110,410)		903,891,630
Liabilities in excess of other assets - (23.3%)		(170,984,110)
Net Assets - 100.0%		732,907,520

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $211,553,136.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraShort 20+ Year Treasury Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	125	6/21/2023	USD	$15,683,594	$101,326

Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(294,596,412)	3/20/2023	Bank of America NA	(4.27)%	ICE U.S. Treasury 20+ Year Bond Index	(51,665,005)
(326,058,002)	3/20/2023	Citibank NA	(4.12)%	ICE U.S. Treasury 20+ Year Bond Index	(46,651,833)
(307,195,964)	12/6/2023	Goldman Sachs International	(4.15)%	ICE U.S. Treasury 20+ Year Bond Index	(58,233,998)
(258,412,365)	12/7/2023	Morgan Stanley & Co. International plc	(4.40)%	ICE U.S. Treasury 20+ Year Bond Index	301,450
(270,437,150)	11/6/2023	Societe Generale	(4.29)%	ICE U.S. Treasury 20+ Year Bond Index	(20,411,996)
(1,456,699,893)					(176,661,382)
				Total Unrealized Appreciation	301,450
				Total Unrealized Depreciation	(176,962,832)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Basic Materials Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.2%

REPURCHASE AGREEMENTS(a) - 90.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,383,666
(Cost $2,383,370)	2,383,370	2,383,370

Total Investments - 90.2% (Cost $2,383,370)		2,383,370
Other assets less liabilities - 9.8%		257,681
Net Assets - 100.0%		2,641,051

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(539,382)	5/8/2023	Bank of America NA	(4.17)%	Dow Jones U.S. Basic MaterialsSM Index	101,371
(333,271)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. Basic MaterialsSM Index	(55,170)
(1,939,795)	3/7/2023	Societe Generale	(4.47)%	Dow Jones U.S. Basic MaterialsSM Index	(511,840)
(2,462,070)	3/7/2023	UBS AG	(4.32)%	Dow Jones U.S. Basic MaterialsSM Index	(820,261)
(5,274,518)					(1,285,900)
				Total Unrealized Appreciation	101,371
				Total Unrealized Depreciation	(1,387,271)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Goods Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 66.5%

REPURCHASE AGREEMENTS(a) - 66.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $1,115,391
(Cost $1,115,253)	1,115,253	1,115,253

Total Investments - 66.5% (Cost $1,115,253)		1,115,253
Other assets less liabilities - 33.5%		562,340
Net Assets - 100.0%		1,677,593

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(316,078)	5/8/2023	Bank of America NA	(4.42)%	Dow Jones U.S. Consumer GoodsSM Index	88,768
(553,763)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. Consumer GoodsSM Index	(28,263)
(701,377)	3/7/2023	Societe Generale	(4.47)%	Dow Jones U.S. Consumer GoodsSM Index	126,905
(1,774,710)	3/7/2023	UBS AG	(4.32)%	Dow Jones U.S. Consumer GoodsSM Index	(236,857)
(3,345,928)					(49,447)
				Total Unrealized Appreciation	215,673
				Total Unrealized Depreciation	(265,120)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 56.2%

REPURCHASE AGREEMENTS(a) - 56.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $1,689,377
(Cost $1,689,169)	1,689,169	1,689,169

Total Investments - 56.2% (Cost $1,689,169)		1,689,169
Other assets less liabilities - 43.8%		1,314,186
Net Assets - 100.0%		3,003,355

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(452,311)	3/6/2024	Bank of America NA	(4.47)%	Dow Jones U.S. Consumer ServicesSM Index	(107,560)
(1,984,333)	3/6/2024	BNP Paribas SA	(4.62)%	Dow Jones U.S. Consumer ServicesSM Index	(426,273)
(1,483,386)	3/7/2023	Goldman Sachs International	(4.67)%	Dow Jones U.S. Consumer ServicesSM Index	360,478
(216,428)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. Consumer ServicesSM Index	(11,333)
(621,320)	3/6/2024	Societe Generale	(4.47)%	Dow Jones U.S. Consumer ServicesSM Index	(89,833)
(1,248,719)	3/6/2024	UBS AG	(4.32)%	Dow Jones U.S. Consumer ServicesSM Index	(112,125)
(6,006,497)					(386,646)
				Total Unrealized Appreciation	360,478
				Total Unrealized Depreciation	(747,124)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 72.4%

REPURCHASE AGREEMENTS(a) - 14.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $19,238,188
(Cost $19,235,800)	19,235,800	19,235,800

U.S. TREASURY OBLIGATIONS - 57.6%
U.S. Treasury Bills
4.07%, 3/7/2023(b)	25,000,000	24,981,624
4.14%, 3/9/2023(b)	25,000,000	24,975,090
4.25%, 3/30/2023(b)	25,000,000	24,912,245
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,876,031)		74,868,959

TOTAL SHORT-TERM INVESTMENTS (Cost $94,111,831)		94,104,759
Total Investments - 72.4% (Cost $94,111,831)		94,104,759
Other assets less liabilities - 27.6%		35,820,907
Net Assets - 100.0%		129,925,666

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2023.

UltraShort Dow30SM Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold
UltraShort Dow30SM had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	60	3/17/2023	USD	$9,804,600	$391,906

Swap Agreements
UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(20,149,184)	3/6/2024	Bank of America NA	(4.77)%	Dow Jones Industrial AverageSM	7,544
(37,816,459)	11/6/2023	Barclays Capital	(4.77)%	Dow Jones Industrial AverageSM	(4,056,889)
(8,849,966)	5/8/2023	BNP Paribas SA	(4.87)%	Dow Jones Industrial AverageSM	5,634,821
(34,583,445)	4/10/2023	Citibank NA	(5.05)%	Dow Jones Industrial AverageSM	(571,643)
(52,752,425)	3/7/2023	Goldman Sachs International	(4.92)%	Dow Jones Industrial AverageSM	2,570,412
(23,708,764)	3/7/2023	Societe Generale	(4.67)%	Dow Jones Industrial AverageSM	2,184,938
(72,184,108)	3/7/2023	UBS AG	(4.42)%	Dow Jones Industrial AverageSM	2,210,289
(250,044,351)					7,979,472
				Total Unrealized Appreciation	12,608,004
				Total Unrealized Depreciation	(4,628,532)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.5%

REPURCHASE AGREEMENTS(a) - 73.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $13,059,512
(Cost $13,057,891)	13,057,891	13,057,891

Total Investments - 73.5% (Cost $13,057,891)		13,057,891
Other assets less liabilities - 26.5%		4,704,562
Net Assets - 100.0%		17,762,453

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(676,007)	5/8/2023	Bank of America NA	(4.47)%	Dow Jones U.S. FinancialsSM Index[c]	430,722
(3,938,081)	5/8/2023	BNP Paribas SA	(4.77)%	Dow Jones U.S. FinancialsSM Index[c]	699,884
(3,344,496)	3/7/2023	Goldman Sachs International	(4.67)%	Dow Jones U.S. FinancialsSM Index[c]	(1,064,906)
(4,195,176)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. FinancialsSM Index[c]	(98,123)
(12,445,637)	3/7/2023	Societe Generale	(4.67)%	Dow Jones U.S. FinancialsSM Index[c]	(1,645,944)
(10,940,123)	3/6/2024	UBS AG	(4.67)%	Dow Jones U.S. FinancialsSM Index[c]	(835,085)
(35,539,520)					(2,513,452)
				Total Unrealized Appreciation	1,130,606
				Total Unrealized Depreciation	(3,644,058)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 62.9%

REPURCHASE AGREEMENTS(a) - 62.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $15,492,545
(Cost $15,490,623)	15,490,623	15,490,623

Total Investments - 62.9% (Cost $15,490,623)		15,490,623
Other assets less liabilities - 37.1%		9,155,586
Net Assets - 100.0%		24,646,209

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(998,865)	3/7/2023	Bank of America NA	(3.07)%	iShares® China Large-Cap ETF	2,605,588
(2,989,272)	4/10/2023	Citibank NA	(1.82)%	iShares® China Large-Cap ETF	65,953
(22,949,480)	12/14/2023	Goldman Sachs International	(4.07)%	iShares® China Large-Cap ETF	(6,399,344)
(1,258,801)	4/10/2023	Morgan Stanley & Co. International plc	(4.02)%	iShares® China Large-Cap ETF	483,158
(4,350,583)	4/10/2023	Societe Generale	(2.92)%	iShares® China Large-Cap ETF	320,774
(16,592,015)	4/10/2023	UBS AG	(2.82)%	iShares® China Large-Cap ETF	(5,972,432)
(49,139,016)					(8,896,303)
				Total Unrealized Appreciation	3,475,473
				Total Unrealized Depreciation	(12,371,776)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 51.9%

REPURCHASE AGREEMENTS(a) - 51.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $39,469,804
(Cost $39,464,905)	39,464,905	39,464,905

Total Investments - 51.9% (Cost $39,464,905)		39,464,905
Other assets less liabilities - 48.1%		36,528,171
Net Assets - 100.0%		75,993,076

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreementsa

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,340,336)	4/10/2023	Citibank NA	(3.77)%	Vanguard® FTSE Europe ETF Shares	3,293,933
(106,991,963)	4/10/2024	Goldman Sachs International	(1.07)%	Vanguard® FTSE Europe ETF Shares	2,365,833
(348,738)	4/10/2023	Morgan Stanley & Co. International plc	(4.02)%	Vanguard® FTSE Europe ETF Shares	49,225
(18,566,051)	3/7/2023	Societe Generale	(3.62)%	Vanguard® FTSE Europe ETF Shares	(4,239,996)
(16,281,152)	4/10/2024	UBS AG	(1.82)%	Vanguard® FTSE Europe ETF Shares	237,265
(151,528,240)					1,706,260
				Total Unrealized Appreciation	5,946,256
				Total Unrealized Depreciation	(4,239,996)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.2%

REPURCHASE AGREEMENTS(a) - 91.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $1,609,368
(Cost $1,609,167)	1,609,167	1,609,167

Total Investments - 91.2% (Cost $1,609,167)		1,609,167
Other assets less liabilities - 8.8%		155,913
Net Assets - 100.0%		1,765,080

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,130,704)	5/8/2023	Bank of America NA	(4.62)%	Dow Jones U.S. Health CareSM Index[c]	(65,763)
(61,009)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. Health CareSM Index[c]	2,358
(1,428,971)	3/7/2023	Societe Generale	(4.57)%	Dow Jones U.S. Health CareSM Index[c]	(134,880)
(905,648)	3/7/2023	UBS AG	(4.32)%	Dow Jones U.S. Health CareSM Index[c]	(231,281)
(3,526,332)					(429,566)
				Total Unrealized Appreciation	2,358
				Total Unrealized Depreciation	(431,924)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 63.5%

REPURCHASE AGREEMENTS(a) - 63.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $1,759,330
(Cost $1,759,113)	1,759,113	1,759,113

Total Investments - 63.5% (Cost $1,759,113)		1,759,113
Other assets less liabilities - 36.5%		1,011,443
Net Assets - 100.0%		2,770,556

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,596,021)	3/6/2024	Bank of America NA	(4.47)%	Dow Jones U.S. IndustrialsSM Index	(99,860)
(1,327,604)	3/7/2024	BNP Paribas SA	(4.72)%	Dow Jones U.S. IndustrialsSM Index	(98,507)
(772,424)	11/6/2023	Goldman Sachs International	(4.42)%	Dow Jones U.S. IndustrialsSM Index	(414,373)
(1,084,290)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. IndustrialsSM Index	(55,704)
(354,350)	3/7/2023	Societe Generale	(4.47)%	Dow Jones U.S. IndustrialsSM Index	200,762
(397,798)	3/7/2023	UBS AG	(4.32)%	Dow Jones U.S. IndustrialsSM Index	321,270
(5,532,487)					(146,412)
				Total Unrealized Appreciation	522,032
				Total Unrealized Depreciation	(668,444)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 101.4%

REPURCHASE AGREEMENTS(a) - 101.4%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,472,127
(Cost $2,471,821)	2,471,821	2,471,821

Total Investments - 101.4% (Cost $2,471,821)		2,471,821
Liabilities in excess of other assets - (1.4%)		(34,067)
Net Assets - 100.0%		2,437,754

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	3/17/2023	USD	$260,320	$(7,482)

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,068,945)	5/8/2023	Bank of America NA	(4.67)%	S&P MidCap 400®	(331,299)
(449,945)	5/8/2023	BNP Paribas SA	(4.72)%	S&P MidCap 400®	136,124
(837,471)	11/6/2023	Citibank NA	(4.77)%	S&P MidCap 400®	(54,088)
(1,425,260)	3/6/2024	Morgan Stanley & Co. International plc	(4.37)%	S&P MidCap 400®	(97,881)
(832,269)	3/7/2023	Societe Generale	(4.30)%	S&P MidCap 400®	(527,831)
(4,613,890)					(874,975)
				Total Unrealized Appreciation	136,124
				Total Unrealized Depreciation	(1,011,099)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.5%

REPURCHASE AGREEMENTS(a) - 70.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $11,376,925
(Cost $11,375,511)	11,375,511	11,375,511

Total Investments - 70.5% (Cost $11,375,511)		11,375,511
Other assets less liabilities - 29.5%		4,762,498
Net Assets - 100.0%		16,138,009

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreementsa

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,146,766)	4/10/2024	Bank of America NA	(3.07)%	iShares® MSCI Brazil Capped ETF	66,723
(6,903,408)	4/10/2023	Citibank NA	(4.37)%	iShares® MSCI Brazil Capped ETF	(1,973,712)
(9,832,153)	3/7/2023	Goldman Sachs International	(2.57)%	iShares® MSCI Brazil Capped ETF	(928,547)
(1,557,806)	4/10/2023	Morgan Stanley & Co. International plc	(4.02)%	iShares® MSCI Brazil Capped ETF	(98,972)
(2,903,948)	3/7/2023	Societe Generale	(3.52)%	iShares® MSCI Brazil Capped ETF	(1,142,822)
(9,928,686)	3/7/2023	UBS AG	(3.82)%	iShares® MSCI Brazil Capped ETF	(3,059,260)
(32,272,767)					(7,136,590)
				Total Unrealized Appreciation	66,723
				Total Unrealized Depreciation	(7,203,313)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.8%

REPURCHASE AGREEMENTS(a) - 86.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $3,633,743
(Cost $3,633,295)	3,633,295	3,633,295

Total Investments - 86.8% (Cost $3,633,295)		3,633,295
Other assets less liabilities - 13.2%		552,789
Net Assets - 100.0%		4,186,084

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
(2,620,346)	4/10/2023	Citibank NA	(4.17)%	iShares® MSCI EAFE ETF	(936,973)
(1,596,670)	4/10/2023	Goldman Sachs International	(4.62)%	iShares® MSCI EAFE ETF	(646,373)
(2,361,103)	3/7/2023	Societe Generale	(3.77)%	iShares® MSCI EAFE ETF	(887,687)
(1,788,110)	4/10/2024	UBS AG	(4.17)%	iShares® MSCI EAFE ETF	(554,925)
(8,366,229)					(3,025,958)
				Total Unrealized Depreciation	(3,025,958)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 67.7%

REPURCHASE AGREEMENTS(a) - 67.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $7,153,358
(Cost $7,152,471)	7,152,471	7,152,471

Total Investments - 67.7% (Cost $7,152,471)		7,152,471
Other assets less liabilities - 32.3%		3,408,441
Net Assets - 100.0%		10,560,912

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreementsa

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,084,423)	4/10/2023	Citibank NA	(4.02)%	iShares® MSCI Emerging Markets ETF	261,333
(4,454,631)	4/10/2023	Goldman Sachs International	(4.07)%	iShares® MSCI Emerging Markets ETF	337,129
(11,218,460)	3/7/2023	Societe Generale	(2.87)%	iShares® MSCI Emerging Markets ETF	(1,589,295)
(2,320,827)	3/7/2023	UBS AG	(3.47)%	iShares® MSCI Emerging Markets ETF	1,013,628
(21,078,341)					22,795
				Total Unrealized Appreciation	1,612,090
				Total Unrealized Depreciation	(1,589,295)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 72.4%

REPURCHASE AGREEMENTS(a) - 72.4%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $4,829,663
(Cost $4,829,066)	4,829,066	4,829,066

Total Investments - 72.4% (Cost $4,829,066)		4,829,066
Other assets less liabilities - 27.6%		1,839,607
Net Assets - 100.0%		6,668,673

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,764,991)	4/10/2024	Bank of America NA	(4.12)%	iShares® MSCI Japan ETF	(434,564)
(1,032,299)	4/10/2023	Morgan Stanley & Co. International plc	(4.02)%	iShares® MSCI Japan ETF	245,916
(3,969,207)	4/10/2023	Societe Generale	(3.42)%	iShares® MSCI Japan ETF	(439,819)
(3,532,417)	4/10/2023	UBS AG	(3.92)%	iShares® MSCI Japan ETF	(252,840)
(13,298,914)					(881,307)
				Total Unrealized Appreciation	245,916
				Total Unrealized Depreciation	(1,127,223)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 18.9%

REPURCHASE AGREEMENTS(a) - 18.9%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $871,558
(Cost $871,447)	871,447	871,447

Total Investments - 18.9% (Cost $871,447)		871,447
Other assets less liabilities - 81.1%		3,737,053
Net Assets - 100.0%		4,608,500

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,657,011)	5/8/2023	Bank of America NA	(4.32)%	NASDAQ Biotechnology Index®	(1,733,449)
(1,454,836)	11/6/2023	BNP Paribas SA	(4.37)%	NASDAQ Biotechnology Index®	(1,247,023)
(2,196,516)	4/10/2023	Citibank NA	(3.57)%	NASDAQ Biotechnology Index®	649,809
(1,263,303)	3/6/2024	Morgan Stanley & Co. International plc	(4.02)%	NASDAQ Biotechnology Index®	10,355
(1,059,544)	3/7/2023	Societe Generale	(4.42)%	NASDAQ Biotechnology Index®	846,578
(570,524)	11/6/2023	UBS AG	(3.57)%	NASDAQ Biotechnology Index®	1,254,309
(9,201,734)					(219,421)
				Total Unrealized Appreciation	2,761,051
				Total Unrealized Depreciation	(2,980,472)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 69.0%

REPURCHASE AGREEMENTS(a) - 69.0%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $21,579,083
(Cost $21,576,406)	21,576,406	21,576,406

Total Investments - 69.0% (Cost $21,576,406)		21,576,406
Other assets less liabilities - 31.0%		9,686,551
Net Assets - 100.0%		31,262,957

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(13,880,632)	3/6/2024	Bank of America NA	(4.27)%	Dow Jones U.S. Oil & GasSM Index	1,690,041
(20,519,255)	11/6/2023	BNP Paribas SA	(4.67)%	Dow Jones U.S. Oil & GasSM Index	2,413,299
(8,843,647)	3/7/2023	Goldman Sachs International	(4.67)%	Dow Jones U.S. Oil & GasSM Index	(5,503,929)
(1,944,549)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. Oil & GasSM Index	834,562
(10,334,445)	3/7/2023	Societe Generale	(4.47)%	Dow Jones U.S. Oil & GasSM Index	(2,752,394)
(7,039,725)	3/7/2023	UBS AG	(4.52)%	Dow Jones U.S. Oil & GasSM Index	(6,197,360)
(62,562,253)					(9,515,781)
				Total Unrealized Appreciation	4,937,902
				Total Unrealized Depreciation	(14,453,683)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 79.4%

REPURCHASE AGREEMENTS(a) - 15.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $81,267,625
(Cost $81,257,537)	81,257,537	81,257,537

U.S. TREASURY OBLIGATIONS(b) - 64.3%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	25,000,000	24,996,967
4.07%, 3/7/2023(c)	25,000,000	24,981,624
4.14%, 3/9/2023(c)	25,000,000	24,975,090
3.84%, 3/23/2023(c)	50,000,000	49,867,885
4.75%, 5/25/2023(c)	75,000,000	74,180,105
4.82%, 6/13/2023(c)	25,000,000	24,656,583
4.68%, 6/15/2023(c)	25,000,000	24,655,481
4.84%, 6/20/2023(c)	50,000,000	49,264,625
4.72%, 6/22/2023(c)	25,000,000	24,631,377
4.88%, 8/3/2023(c)	25,000,000	24,486,993
TOTAL U.S. TREASURY OBLIGATIONS (Cost $346,715,172)		346,696,730

TOTAL SHORT-TERM INVESTMENTS (Cost $427,972,709)		427,954,267
Total Investments - 79.4% (Cost $427,972,709)		427,954,267
Other assets less liabilities - 20.6%		111,000,076
Net Assets - 100.0%		538,954,343

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $58,783,451.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraShort QQQ

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	125	3/17/2023	USD	$30,180,625	$825,561

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(68,013,894)	3/7/2023	Bank of America NA	(4.87)%	NASDAQ-100 Index®	(984,833)
(194,203,269)	11/6/2023	Barclays Capital	(4.77)%	NASDAQ-100 Index®	(29,162,013)
(182,353,823)	3/7/2023	BNP Paribas SA	(4.92)%	NASDAQ-100 Index®	(8,202,895)
(33,163,998)	4/10/2023	Citibank NA	(5.05)%	NASDAQ-100 Index®	23,099,932
(19,965,835)	3/7/2023	Goldman Sachs International	(4.92)%	NASDAQ-100 Index®	35,880,573
(184,786,331)	5/8/2023	J.P. Morgan Securities	(4.72)%	NASDAQ-100 Index®	18,213,686
(96,445,339)	3/6/2024	Morgan Stanley & Co. International plc	(4.37)%	NASDAQ-100 Index®	(10,489,778)
(127,911,399)	4/8/2024	Societe Generale	(5.12)%	NASDAQ-100 Index®	(216,560)
(140,853,535)	3/7/2023	UBS AG	(4.72)%	NASDAQ-100 Index®	23,808,666
(1,047,697,423)					51,946,778
				Total Unrealized Appreciation	101,002,857
				Total Unrealized Depreciation	(49,056,079)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.7%

REPURCHASE AGREEMENTS(a) - 84.7%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $50,502,303
(Cost $50,496,037)	50,496,037	50,496,037

Total Investments - 84.7% (Cost $50,496,037)		50,496,037
Other assets less liabilities - 15.3%		9,089,718
Net Assets - 100.0%		59,585,755

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(19,622,986)	5/8/2023	Bank of America NA	(4.92)%	Dow Jones U.S. Real EstateSM Index	1,918,321
(47,348,876)	3/6/2024	BNP Paribas SA	(4.77)%	Dow Jones U.S. Real EstateSM Index	(4,302,801)
(5,747,024)	3/7/2023	Goldman Sachs International	(4.67)%	Dow Jones U.S. Real EstateSM Index	(1,616,726)
(7,373,961)	4/10/2023	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. Real EstateSM Index	1,444,954
(11,852,772)	3/6/2024	Societe Generale	(4.62)%	Dow Jones U.S. Real EstateSM Index	(4,690,032)
(26,884,021)	3/6/2024	UBS AG	(4.32)%	Dow Jones U.S. Real EstateSM Index	(1,109,075)
(118,829,640)					(8,355,359)
				Total Unrealized Appreciation	3,363,275
				Total Unrealized Depreciation	(11,718,634)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 103.7%

REPURCHASE AGREEMENTS(a) - 79.1%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $78,256,761
(Cost $78,247,052)	78,247,052	78,247,052

U.S. TREASURY OBLIGATIONS - 24.6%
U.S. Treasury Bills
4.68%, 9/7/2023(b) (Cost $24,397,674)	25,000,000	24,385,931

TOTAL SHORT-TERM INVESTMENTS (Cost $102,644,726)		102,632,983
Total Investments - 103.7% (Cost $102,644,726)		102,632,983
Liabilities in excess of other assets - (3.7%)		(3,658,958)
Net Assets - 100.0%		98,974,025

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2023.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	59	3/17/2023	USD	$5,602,345	$51,997

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(17,647,698)	3/6/2024	Bank of America NA	(3.92)%	Russell 2000® Index	(2,829,686)
(7,271,162)	11/6/2023	Barclays Capital	(4.67)%	Russell 2000® Index	(994,344)
(961,774)	5/8/2023	BNP Paribas SA	(4.42)%	Russell 2000® Index	4,441,106
(982,641)	4/10/2023	Citibank NA	(4.38)%	Russell 2000® Index	9,027,799
(4,916,998)	3/7/2023	Goldman Sachs International	(4.57)%	Russell 2000® Index	1,167,456
(53,225,745)	11/6/2023	Morgan Stanley & Co. International plc	(4.27)%	Russell 2000® Index	(3,123,674)
(21,604,446)	11/6/2023	Morgan Stanley & Co. International plc	(4.27)%	iShares® Russell 2000 ETF	(1,284,957)
(28,103,907)	11/6/2023	Societe Generale	(4.22)%	Russell 2000® Index	(16,516,509)
(57,647,354)	3/7/2023	UBS AG	(4.07)%	Russell 2000® Index	1,319,296
(192,361,725)					(8,793,513)
				Total Unrealized Appreciation	15,955,657
				Total Unrealized Depreciation	(24,749,170)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.3%

REPURCHASE AGREEMENTS(a) - 10.3%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $109,014,285
(Cost $109,000,752)	109,000,752	109,000,752

U.S. TREASURY OBLIGATIONS(b) - 84.0%
U.S. Treasury Bills
4.41%, 3/2/2023(c)	25,000,000	24,996,966
4.07%, 3/7/2023(c)	50,000,000	49,963,248
4.14%, 3/9/2023(c)	50,000,000	49,950,181
4.50%, 3/28/2023(c)	100,000,000	99,661,550
4.25%, 3/30/2023(c)	25,000,000	24,912,245
4.15%, 4/6/2023(c)	75,000,000	74,668,950
4.56%, 4/13/2023(c)	50,000,000	49,733,564
4.52%, 4/18/2023(c)	50,000,000	49,693,417
4.54%, 4/20/2023(c)	50,000,000	49,681,666
4.61%, 5/2/2023(c)	50,000,000	49,599,218
4.34%, 5/18/2023(c)	75,000,000	74,243,156
4.75%, 5/25/2023(c)	50,000,000	49,453,403
4.82%, 6/13/2023(c)	25,000,000	24,656,583
4.58%, 6/15/2023(c)	25,000,000	24,655,481
4.71%, 7/13/2023(c)	100,000,000	98,233,806
4.72%, 7/20/2023(c)	50,000,000	49,070,477
4.88%, 8/3/2023(c)	25,000,000	24,486,993
4.68%, 9/7/2023(c)	25,000,000	24,385,931
TOTAL U.S. TREASURY OBLIGATIONS (Cost $892,269,558)		892,046,835

TOTAL SHORT-TERM INVESTMENTS (Cost $1,001,270,310)		1,001,047,587
Total Investments - 94.3% (Cost $1,001,270,310)		1,001,047,587
Other assets less liabilities - 5.7%		60,393,603
Net Assets - 100.0%		1,061,441,190

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $230,326,560.
(c)	The rate shown was the current yield as of February 28, 2023.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	215	3/17/2023	USD	$42,736,625	$1,245,222

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(201,508,933)	5/8/2023	Bank of America NA	(4.62)%	S&P 500®	18,014,860
(132,952,383)	5/8/2023	BNP Paribas SA	(4.87)%	S&P 500®	63,367,767
(337,395,258)	4/8/2024	Citibank NA	(5.05)%	S&P 500®	(36,913,601)
(405,733,449)	3/7/2023	Goldman Sachs International	(4.92)%	S&P 500®	2,055,793
(301,012,803)	3/6/2024	J.P. Morgan Securities	(4.72)%	S&P 500®	(11,384,218)
(164,677,852)	4/10/2023	Morgan Stanley & Co. International plc	(4.37)%	S&P 500®	(947,722)
(318,108,269)	3/7/2023	Societe Generale	(4.77)%	S&P 500®	42,958,364
(218,793,617)	3/7/2023	UBS AG	(4.72)%	S&P 500®	(45,285,903)
(2,080,182,564)					31,865,340
				Total Unrealized Appreciation	126,396,784
				Total Unrealized Depreciation	(94,531,444)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.5%

REPURCHASE AGREEMENTS(a) - 92.5%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $7,424,995
(Cost $7,424,074)	7,424,074	7,424,074

Total Investments - 92.5% (Cost $7,424,074)		7,424,074
Other assets less liabilities - 7.5%		598,335
Net Assets - 100.0%		8,022,409

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,222,499)	5/8/2023	Bank of America NA	(4.57)%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,141,999)
(2,799,414)	11/6/2023	BNP Paribas SA	(4.67)%	Dow Jones U.S. SemiconductorsSM Index[c]	(690,124)
(260,902)	3/6/2024	Goldman Sachs International	(4.67)%	Dow Jones U.S. SemiconductorsSM Index[c]	(49,139)
(698,091)	5/8/2023	J.P. Morgan Securities	(4.77)%	Dow Jones U.S. SemiconductorsSM Index[c]	(2,118)
(3,850,075)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. SemiconductorsSM Index[c]	(2,812,369)
(874,376)	3/7/2023	Societe Generale	(4.57)%	Dow Jones U.S. SemiconductorsSM Index[c]	463,141
(4,301,366)	3/6/2024	UBS AG	(4.67)%	Dow Jones U.S. SemiconductorsSM Index[c]	(527,609)
(16,006,723)					(4,760,217)
				Total Unrealized Appreciation	463,141
				Total Unrealized Depreciation	(5,223,358)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.8%

REPURCHASE AGREEMENTS(a) - 89.8%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $3,636,070
(Cost $3,635,620)	3,635,620	3,635,620

Total Investments - 89.8% (Cost $3,635,620)		3,635,620
Other assets less liabilities - 10.2%		414,178
Net Assets - 100.0%		4,049,798

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(2,236,122)	3/6/2024	Bank of America NA	(4.57)%	S&P SmallCap 600®	(107,660)
(1,658,977)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	S&P SmallCap 600®	(137,607)
(1,031,864)	4/10/2023	Societe Generale	(4.22)%	S&P SmallCap 600®	(172,593)
(3,173,044)	3/7/2023	UBS AG	(4.42)%	S&P SmallCap 600®	(369,319)
(8,100,007)					(787,179)
				Total Unrealized Depreciation	(787,179)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.2%

REPURCHASE AGREEMENTS(a) - 77.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $6,109,123
(Cost $6,108,365)	6,108,365	6,108,365

Total Investments - 77.2% (Cost $6,108,365)		6,108,365
Other assets less liabilities - 22.8%		1,803,402
Net Assets - 100.0%		7,911,767

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,757,743)	3/6/2024	Bank of America NA	(4.52)%	Dow Jones U.S. TechnologySM Index[c]	(497,539)
(2,187,719)	3/6/2024	BNP Paribas SA	(4.77)%	Dow Jones U.S. TechnologySM Index[c]	(1,099,760)
(1,909,094)	11/6/2023	Goldman Sachs International	(4.67)%	Dow Jones U.S. TechnologySM Index[c]	(763,590)
(1,685,507)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. TechnologySM Index[c]	(133,558)
(2,411,307)	3/6/2024	Societe Generale	(4.47)%	Dow Jones U.S. TechnologySM Index[c]	(988,773)
(5,854,557)	3/7/2023	UBS AG	(4.42)%	Dow Jones U.S. TechnologySM Index[c]	214,306
(15,805,927)					(3,268,914)
				Total Unrealized Appreciation	214,306
				Total Unrealized Depreciation	(3,483,220)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.2%

REPURCHASE AGREEMENTS(a) - 77.2%
Repurchase Agreements with various counterparties, rates 3.95% - 4.53%, dated 2/28/2023, due 3/1/2023, total to be received $2,381,264
(Cost $2,380,968)	2,380,968	2,380,968

Total Investments - 77.2% (Cost $2,380,968)		2,380,968
Other assets less liabilities - 22.8%		704,763
Net Assets - 100.0%		3,085,731

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,630,479)	3/6/2024	Bank of America NA	(4.37)%	Dow Jones U.S. UtilitiesSM Index[c]	(179,689)
(710,063)	3/6/2024	Morgan Stanley & Co. International plc	(4.22)%	Dow Jones U.S. UtilitiesSM Index[c]	8,991
(1,627,588)	3/7/2023	Societe Generale	(4.47)%	Dow Jones U.S. UtilitiesSM Index[c]	165,015
(2,190,564)	3/6/2024	UBS AG	(4.32)%	Dow Jones U.S. UtilitiesSM Index[c]	(343,903)
(6,158,694)					(349,586)
				Total Unrealized Appreciation	174,006
				Total Unrealized Depreciation	(523,592)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

ProShares Trust

Notes to Schedules of portfolio investments

FEBRUARY 28, 2023 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2023, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 4%, dated 02/28/2023 due 03/01/2023(a)	Bank of America Securities, Inc., 4.52%, dated 02/28/2023 due 03/01/2023(b)	Barclays Capital, Inc., 4.5%, dated 02/28/2023 due 03/01/2023(c)	BNP Paribas Securities Corp., 3.95%, dated 02/28/2023 due 03/01/2023(d)	BNP Paribas Securities Corp., 4.52%, dated 02/28/2023 due 03/01/2023(e)	ING Financial Markets LLC, 4.53%, dated 02/28/2023 due 03/01/2023(f)	Total
Short 7-10 Year Treasury	$1,493,574	$298,715	$3,008,776	$896,144	$12,844,739	$6,482,111	$25,024,059
Short 20+ Year Treasury	2,577,586	515,517	5,192,497	1,546,552	22,167,240	11,186,724	43,186,116
Short Dow30SM	3,392,003	678,401	6,833,127	2,035,202	29,171,234	14,721,297	56,831,264
Short Financials	1,413,498	282,700	2,847,464	848,099	12,156,085	6,134,582	23,682,428
Short FTSE China 50	306,127	61,225	616,686	183,677	2,632,687	1,328,589	5,128,991
Short High Yield	1,839,111	367,821	3,704,853	1,103,467	15,816,353	7,981,742	30,813,347
Short MidCap400	658,490	131,698	1,326,514	395,094	5,663,010	2,857,845	11,032,651
Short MSCI EAFE	4,076,558	815,312	8,212,148	2,445,935	35,058,401	17,692,264	68,300,618
Short MSCI Emerging Markets	1,553,239	310,648	3,128,970	931,943	13,357,855	6,741,057	26,023,712
Short QQQ	16,299,410	3,259,882	32,834,846	9,779,646	140,174,929	70,739,441	273,088,154
Short Real Estate	2,049,122	409,824	4,127,917	1,229,473	17,622,451	8,893,191	34,331,978
Short Russell2000	6,050,247	1,210,049	12,188,106	3,630,149	52,032,122	26,258,070	101,368,743
Short S&P500®	20,036,267	4,007,253	40,362,672	12,021,760	172,311,896	86,957,400	335,697,248
Short SmallCap600	716,589	143,318	1,443,555	429,953	6,162,669	3,109,999	12,006,083
Ultra 7-10 Year Treasury	556,500	111,300	1,121,060	333,901	4,785,909	2,415,215	9,323,885
Ultra 20+ Year Treasury	2,481,287	496,258	4,998,504	1,488,772	21,339,068	10,768,786	41,572,675
Ultra Basic Materials	295,130	59,026	594,535	177,078	2,538,121	1,280,866	4,944,756
Ultra Consumer Goods	174,919	34,984	352,372	104,951	1,504,303	759,148	2,930,677
Ultra Consumer Services	148,264	29,652	298,674	88,958	1,275,067	643,465	2,484,080
Ultra Dow30SM	4,734,463	946,894	9,537,483	2,840,678	40,716,380	20,547,568	79,323,466
Ultra Financials	2,803,762	560,752	5,648,124	1,682,257	24,112,352	12,168,328	46,975,575
Ultra FTSE China 50	475,745	95,150	958,379	285,447	4,091,411	2,064,735	7,970,867
Ultra FTSE Europe	138,103	27,621	278,207	82,862	1,187,688	599,369	2,313,850
Ultra Health Care	558,048	111,610	1,124,176	334,829	4,799,210	2,421,926	9,349,799
Ultra High Yield	266,486	53,297	536,831	159,892	2,291,779	1,156,550	4,464,835
Ultra Industrials	192,854	38,571	388,502	115,713	1,658,552	836,990	3,231,182
Ultra MidCap400	1,302,757	260,551	2,624,379	781,654	11,203,709	5,653,964	21,827,014
Ultra MSCI Brazil Capped	139,222	27,844	280,459	83,533	1,197,307	604,222	2,332,587
Ultra MSCI EAFE	533,697	106,740	1,075,125	320,219	4,589,804	2,316,249	8,941,834
Ultra MSCI Emerging Markets	728,200	145,640	1,466,946	436,920	6,262,524	3,160,390	12,200,620
Ultra MSCI Japan	67,006	13,401	134,983	40,205	576,255	290,808	1,122,658
Ultra Nasdaq Biotechnology	1,224,829	244,966	2,467,393	734,897	10,533,526	5,315,757	20,521,368
Ultra Nasdaq Cloud Computing	29,071	5,814	58,563	17,443	250,013	126,169	487,073
Ultra Nasdaq Cybersecurity	41,372	8,274	83,342	24,823	355,795	179,553	693,159
Ultra Oil & Gas	952,076	190,415	1,917,938	571,245	8,187,850	4,132,007	15,951,531
Ultra QQQ	4,239,151	847,830	8,539,685	2,543,490	36,456,687	18,397,909	71,024,752
Ultra Real Estate	1,116,052	223,211	2,248,265	669,631	9,598,046	4,843,664	18,698,869
Ultra Russell2000	1,798,230	359,646	3,622,498	1,078,937	15,464,769	7,804,313	30,128,393
Ultra S&P500®	20,383,583	4,076,716	41,062,333	12,230,150	175,298,811	88,464,749	341,516,342
Ultra Semiconductors	2,142,902	428,580	4,316,835	1,285,741	18,428,956	9,300,194	35,903,208
Ultra SmallCap600	240,257	48,051	483,994	144,154	2,066,215	1,042,718	4,025,389
Ultra Technology	3,637,913	727,583	7,328,505	2,182,748	31,286,050	15,788,540	60,951,339
Ultra Telecommunications	3,868	774	7,793	2,321	33,269	16,789	64,814
Ultra Utilities	123,290	24,658	248,365	73,974	1,060,292	535,078	2,065,657
UltraPro Dow30SM	6,150,145	1,230,029	12,389,347	3,690,087	52,891,243	26,691,627	103,042,478
UltraPro MidCap400	58,774	11,755	118,400	35,265	505,458	255,081	984,733
UltraPro QQQ	51,055,459	10,211,092	102,850,235	30,633,276	439,076,951	221,580,693	855,407,706
UltraPro Russell2000	1,115,489	223,099	2,247,131	669,293	9,593,205	4,841,222	18,689,439
UltraPro S&P500®	1,929,766	385,953	3,887,474	1,157,859	16,595,979	8,375,180	32,332,211
UltraPro Short 20+ Year Treasury	3,944,971	788,994	7,947,067	2,366,982	33,926,747	17,121,172	66,095,933
UltraPro Short Dow30SM	1,769,991	353,998	3,565,611	1,061,994	15,221,915	7,681,757	29,655,266
UltraPro Short MidCap400	341,357	68,271	687,657	204,814	2,935,668	1,481,488	5,719,255
UltraPro Short QQQ	14,640,076	2,928,015	29,492,148	8,784,045	125,904,649	63,537,927	245,286,860
UltraPro Short Russell2000	2,164,042	432,808	4,359,420	1,298,425	18,610,759	9,391,942	36,257,396
UltraPro Short S&P500®	5,220,382	1,044,077	10,516,361	3,132,230	44,895,294	22,656,463	87,464,807
UltraShort 7-10 Year Treasury	2,150,726	430,144	4,332,597	1,290,436	18,496,247	9,334,152	36,034,302

Fund Name	Bank of America Securities, Inc., 4%, dated 02/28/2023 due 03/01/2023(a)	Bank of America Securities, Inc., 4.52%, dated 02/28/2023 due 03/01/2023(b)	Barclays Capital, Inc., 4.5%, dated 02/28/2023 due 03/01/2023(c)	BNP Paribas Securities Corp., 3.95%, dated 02/28/2023 due 03/01/2023(d)	BNP Paribas Securities Corp., 4.52%, dated 02/28/2023 due 03/01/2023(e)	ING Financial Markets LLC, 4.53%, dated 02/28/2023 due 03/01/2023(f)	Total
UltraShort 20+ Year Treasury	6,425,606	1,285,121	12,944,259	3,855,364	55,260,212	27,887,131	107,657,693
UltraShort Basic Materials	142,252	28,450	286,565	85,352	1,223,374	617,377	2,383,370
UltraShort Consumer Goods	66,564	13,313	134,092	39,939	572,455	288,890	1,115,253
UltraShort Consumer Services	100,819	20,164	203,098	60,491	867,043	437,554	1,689,169
UltraShort Dow30SM	1,148,099	229,620	2,312,823	688,859	9,873,650	4,982,749	19,235,800
UltraShort Financials	779,367	155,873	1,570,019	467,620	6,702,557	3,382,455	13,057,891
UltraShort FTSE China 50	924,566	184,913	1,862,520	554,740	7,951,267	4,012,617	15,490,623
UltraShort FTSE Europe	2,355,484	471,097	4,745,076	1,413,290	20,257,159	10,222,799	39,464,905
UltraShort Health Care	96,044	19,209	193,480	57,626	825,978	416,830	1,609,167
UltraShort Industrials	104,994	20,999	211,507	62,996	902,945	455,672	1,759,113
UltraShort MidCap400	147,532	29,506	297,200	88,519	1,268,774	640,290	2,471,821
UltraShort MSCI Brazil Capped	678,953	135,791	1,367,739	407,372	5,838,998	2,946,658	11,375,511
UltraShort MSCI EAFE	216,855	43,371	436,851	130,113	1,864,954	941,151	3,633,295
UltraShort MSCI Emerging Markets	426,899	85,380	859,980	256,140	3,671,331	1,852,741	7,152,471
UltraShort MSCI Japan	288,225	57,645	580,624	172,936	2,478,738	1,250,898	4,829,066
UltraShort Nasdaq Biotechnology	52,013	10,403	104,778	31,208	447,310	225,735	871,447
UltraShort Oil & Gas	1,287,800	257,560	2,594,246	772,679	11,075,073	5,589,048	21,576,406
UltraShort QQQ	4,849,899	969,980	9,770,028	2,909,939	41,709,131	21,048,560	81,257,537
UltraShort Real Estate	3,013,882	602,777	6,071,408	1,808,330	25,919,390	13,080,250	50,496,037
UltraShort Russell2000	4,670,216	934,043	9,408,062	2,802,130	40,163,861	20,268,740	78,247,052
UltraShort S&P500®	6,505,767	1,301,153	13,105,743	3,903,460	55,949,598	28,235,031	109,000,752
UltraShort Semiconductors	443,110	88,622	892,636	265,865	3,810,744	1,923,097	7,424,074
UltraShort SmallCap600	216,994	43,399	437,130	130,196	1,866,148	941,753	3,635,620
UltraShort Technology	364,581	72,916	734,441	218,749	3,135,397	1,582,281	6,108,365
UltraShort Utilities	142,109	28,422	286,276	85,266	1,222,141	616,754	2,380,968
	$239,980,666	$47,996,134	$483,436,408	$143,988,402	$2,063,833,732	$1,041,516,096	$4,020,751,438

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2023 as follows:

(a) U.S. Treasury Notes, 1.75 to 4%, due 12/31/2024 to 2/29/2028, which had an aggregate value at the Trust level of $255,000,006.

(b) U.S. Treasury Notes, 1.88%, due 2/15/2032, which had an aggregate value at the Trust level of $51,000,020.

(c) U.S. Treasury Bonds, 1.75% to 2.88%, due 8/15/2041 to 5/15/2052; U.S. Treasury Notes, 0.38%, due 8/15/2024, which had an aggregate value at the Trust level of $513,692,665.

(d) U.S. Treasury Bills, 0%, due 3/9/2023 to 10/5/2023; U.S. Treasury Bonds, 0% to 2.88%, due 11/15/2025 to 2/15/2052; U.S. Treasury Notes, 0.13% to 4%, due 7/31/2023 to 2/29/2028, which had an aggregate value at the Trust level of $153,000,000.

(e) U.S. Treasury Bonds, 0% to 6.75%, due 8/15/2023 to 5/15/2052; U.S. Treasury Notes, 0.13 % to 4.63%, due 3/31/2023 to 7/15/2030, which had an aggregate value at the Trust level of $2,193,000,000.

(f) Federal Farm Credit Bank, 0%, due 4/3/2023 to 5/24/2023; Federal Home Loan Bank, 0.50% to 4.61%, due 5/20/2024 to 6/13/2025; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 9/6/2024 to 11/15/2030; U.S. Treasury Bills, 0%, due 4/25/2023 to 1/25/2024; U.S. Treasury Bonds, 0.75% to 5.38%, due 1/15/2027 to 5/15/2051; U.S. Treasury Notes, 0.13% to 3.88%, due 9/15/2023 to 5/15/2032, which had an aggregate value at the Trust level of $1,106,700,759.